                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10263
                                                     ---------

                                 AB Funds Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                             2401 Cedar Springs Road
                              Dallas, TX 75201-1407
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Rodney R. Miller, Esq.
                Annuity Board of the Southern Baptist Convention
                             2401 Cedar Springs Road
                              Dallas, TX 75201-1407
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 214-720-1171
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                   Date of reporting period: December 31, 2004
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

    [AB FUNDS LOGO]

          [AB FUNDS TRUST LOGO]

          Annual Report

          DECEMBER 31, 2004

                                         BLENDED FUNDS:

                                            -  FLEXIBLE INCOME FUND
                                            -  GROWTH & INCOME FUND
                                            -  CAPITAL OPPORTUNITIES FUND
                                            -  GLOBAL EQUITY FUND
                                            -  FLEXIBLE INCOME FUND I
                                            -  GROWTH & INCOME FUND I
                                            -  CAPITAL OPPORTUNITIES FUND I
                                            -  GLOBAL EQUITY FUND I

                                         SELECT FUNDS:

                                            -  MONEY MARKET FUND
                                            -  LOW-DURATION BOND FUND
                                            -  MEDIUM-DURATION BOND FUND
                                            -  EXTENDED-DURATION BOND FUND
                                            -  EQUITY INDEX FUND
                                            -  VALUE EQUITY FUND
                                            -  GROWTH EQUITY FUND
                                            -  SMALL CAP EQUITY FUND
                                            -  INTERNATIONAL EQUITY FUND

                                 AB Funds Trust
       Annuity Board of the Southern Baptist Convention ("Annuity Board")
                 SBC Financial Services, Inc. ("SBC Financial")
                     SBC Trust Services, Inc. ("SBC Trust")
                        PFPC Distributors, Inc. ("PFPC")

                     NOTICE CONCERNING YOUR PRIVACY RIGHTS

     This notice will provide you with information concerning our policies with respect to nonpublic personal information that we collect about you in connection with the following financial products and services provided and/or serviced by the entities listed above: individual retirement accounts ("IRAs") and/or personal mutual fund accounts.

     The confidentiality of your information is important to us as we recognize that you depend on us to keep your information confidential, as described in this notice.

     We collect nonpublic personal information about you with regard to your IRA and/or personal mutual fund accounts from the following sources:

     - Information we receive from you on applications or other forms;

     - Information about your transactions with us, our affiliates or others (including our third-party service providers);

     - Information we receive from others such as service providers, broker-dealers and your personal agents or representatives; and

     - Information you and others provide to us in correspondence sent to us, whether written, electronic or by telephone.

     We may disclose such nonpublic personal financial information about you to one or more of our affiliates. An affiliate of an organization means any entity that controls, is controlled by, or is under common control with that organization. For example, the Annuity Board, SBC Financial and SBC Trust are affiliates of one another. AB Funds Trust, Annuity Board, SBC Financial, SBC Trust and PFPC do not sell your personal information to nonaffiliated third parties.

     We may also disclose any of the personal information that we collect about you to nonaffiliated third parties as permitted by law. For example, we may provide your information to nonaffiliated companies that provide account services or that perform marketing services on our behalf and to other financial institutions with whom we have joint marketing agreements. We restrict access to nonpublic personal information about you to those of our employees who need to know that information in order for us to provide and/or service products or services to you. We also maintain physical, electronic, and procedural safeguards to guard your personal information.

     These procedures will continue to remain in effect after you cease to receive financial products and services from us.

     If you have any questions concerning our customer information policy, please contact a customer service representative at 1-800-262-0511.

TABLE OF CONTENTS

Letter from the President                      2
From the Chief Investment Officer              3
About Your Expenses                            7
Blended Funds:
   Flexible Income                            11
   Growth & Income                            14
   Capital Opportunities                      17
   Global Equity                              20
   Financial Statements                       24
   Flexible Income I                          36
   Growth & Income I                          39
   Capital Opportunities I                    42
   Global Equity I                            45
   Financial Statements                       48
Select Funds:
   Money Market                               54
   Low-Duration Bond                          59
   Medium-Duration Bond                       68
   Extended-Duration Bond                     84
   Equity Index                               90
   Value Equity                               98
   Growth Equity                             109
   Small Cap Equity                          113
   International Equity                      134
   Financial Statements                      146
Notes to Financial Statements                172
Report of Independent Registered Public
   Accounting Firm                           193
Fund Management                              194
Proxy Voting                                 196

This report has been prepared for shareholders of AB Funds Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing.

LETTER FROM THE PRESIDENT

[JOHN JONES PHOTO]

We are pleased to bring to you the 2004 annual report for AB Funds Trust. In many ways, this past year witnessed several landmarks for the mutual fund industry and AB Funds Trust, starting with the celebration of our 3rd anniversary on August 27th, 2004. It is our pleasure to share with you our results for 2004 and report to you important developments within our organization and the industry during the year.

The financial markets were aided in 2004 by low inflation, a growing economy and strong corporate profits, resulting in another strong year for investors in financial assets. We are pleased with the results of the investment funds and our ability to capitalize on the opportunities in the financial markets over the past year. Through our worldwide network of 26 sub-advisory firms, the assets of our shareholders are managed on a global scale so that investment opportunities are properly identified, researched, and executed. This investment approach has resulted in a very distinctive track record over our 3-plus year history as a registered investment company.

In the past few years, the unfortunate developments of market timing and late day trading came to light within the mutual fund industry. As we have shared with you in previous correspondence, we have eagerly supported the efforts of regulatory bodies to strengthen the mutual fund industry's ability to better protect shareholder's interests. In conjunction with this initiative, the regulatory environment for registered investment companies and advisers underwent major changes in 2004. New regulatory requirements adopted in 2004 cover a wide range of activities, including fund governance, fair valuation pricing, market timing, code of ethics, and a host of added disclosures dealing with portfolio holdings, proxy voting and fund management. At AB Funds Trust, we have adopted policies and procedures to comply with the new fund governance and compliance rules. We have increased staff resources devoted to compliance efforts, including the appointment of a Chief Compliance Officer for both AB Funds Trust and SBC Financial, the funds' advisor.

At AB Funds Trust, we continue our commitment to provide among the highest-quality investment management services in the industry. While investors are often focused solely on performance as a measure of such quality, we practice our belief that proper governance based on uncompromising ethical standards and integrity is the foundation upon which we exist. We continue to follow with passion our results-oriented, disciplined, and intensely rigorous approach to investment management. We endeavor to identify investment strategies that will be value-added and to engage the finest sub-advisory firms in the industry to work on your behalf. These attributes, which have become a hallmark of our organization, are our value-proposition to you, our customer.

This report reflects our unwavering commitment to integrity in financial reporting so that you may stay fully informed of your investments. We hope that you will find the information valuable. If you have questions regarding its content, please call us at 1-800-262-0511 or visit our web site at www.absbc.org. Our customer service specialists are ready to serve you.

Thank you for choosing to invest in AB Funds Trust.

Sincerely,

/s/ John Jones
John Jones

Past performance is no guarantee of future results. Share prices will fluctuate and there may be a gain or loss when shares are redeemed.

FROM THE CHIEF INVESTMENT OFFICER

[RODRIC E. CUMMINS PHOTO]

Rodric E. Cummins, CFA
                      After a powerful fourth quarter rally to cap off 2004, equity investors will enjoy a much happier new year than had been expected just months earlier. Surprisingly positive corporate earnings, boosted by a sharp drop in the U.S. dollar, and solid economic growth provided much of the catalyst needed for a strong finish to the year. In all, 2004 turned out to be a very good year for investors, across all asset classes.

                      Followers of our investment philosophy will note the importance we place on maintaining well-diversified investment portfolios. The fourth quarter provides a good example of the benefits of disciplined asset allocation, proving again that one must at all times be present in the asset class and properly situated to capture return opportunities in the financial markets. Such opportunities always come unannounced and often when one least expects it. Well-diversified investment portfolios are constructed to provide a means by which one can improve the odds of obtaining the returns needed to meet financial goals and to prudently balance the risks along the way. By design, there will be "winners" and "losers" in such portfolios in any given year, but in many cases, losses in a particular segment of the capital markets will be offset by gains from other strategies; thus, smoothing the volatility of returns and protecting downside risks. However, 2004 was an unusual year in that all major global asset classes experienced positive returns.

Equity investors experienced a wide range of returns across the global markets over the period. The U.S. market, as represented by the S&P 500(R) Index posted a return of 9.22% during the fourth quarter and 10.86% for the year, close to its historical annual norm. In the U.S. equity market, cross-sectional factors such as size and style once again presented a notable dispersion in results. For the fifth consecutive year small capitalization stocks outperformed large stocks and value oriented strategies outpaced growth. International stocks, as represented by the MSCI ACWI Ex-U.S. Index, posted a return of 15.37% during the quarter and 20.91% for the year, aided largely by emerging markets and declines in the U.S. dollar.

In the fixed income markets, despite continued economic growth, a less accommodative monetary policy by the Federal Reserve and a growing threat of inflationary pressures, fixed income securities posted pleasantly good results for the year. The Lehman Brothers Aggregate Bond Index, representative of core bond strategies, returned 4.34% for the year. Longer maturity bonds and strategies that incorporated the use of high yield bonds and emerging market debt did considerably better.

ASSET CLASS PERFORMANCE COMPARISON

The following graph illustrates the performance of the major asset classes during 2004.

[ASSET CLASS BAR CHART]

                                                                          4TH QTR                             1 YEAR
                                                                          -------                             ------
S&P 500(R)(1)                                                               9.22                              10.86
Russell 2000(R)(2)                                                         14.09                              18.33
MSCI ACWI(R) Ex-US(3)                                                      15.37                              20.91
LB Aggregate(4)                                                             0.95                               4.34

(1)The S&P 500(R) Index is a capitalization-weighted index that includes a representative sample of 500 leading companies in leading industries of the U.S. economy. The index focuses on the large-cap segment of the market.

(2)The Russell 2000(R) Index is a small-cap index consisting of the smallest 2000 companies in the Russell 3000(R) Index, representing approximately 8% of the Russell 3000(R) Index total market capitalization.

(3)The MSCI ACWI(R) (All Country World Index) Ex-US is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets excluding the US.

(4)The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

AN UPDATE ON AB FUNDS TRUST

We are pleased to report the results of our program which have positioned AB Funds Trust with a very distinguishable track record within the mutual fund industry over the past three years. Based on Lipper rankings as of December 31, 2004, for the year 2004, 11 of our 13 funds (85%) exceeded their respective peer group median. Likewise, over a longer period of three years, 11 of 13 funds either met or exceeded their respective median peer universe.(1)

We hope you enjoy reviewing the results of your portfolios as much as we enjoy managing them. We value your support and the trust that you place in AB Funds Trust. We look forward to continuing our commitment to deliver high-quality investment products to you in 2005.

(1)The Lipper Rankings are calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds within a universe of funds having similar investment objectives. Lipper performance measurements are based on total return with capital gains and dividends reinvested, with annual operating expenses deducted, but without including front- or back-end sales charges. Rankings are relative to a peer group and do not necessarily mean that the fund had high total returns. For complete information, visit www.absbc.org.

U.S. ECONOMY -- GROSS DOMESTIC PRODUCT

Responding to aggressive monetary and fiscal policy, the U.S. economy has generated positive economic growth for twelve consecutive quarters through the period ending third quarter 2004. Third quarter GDP grew at an annual rate of 4.0%, led by strong consumer spending and accelerating business investment. Relatively strong GDP coupled with a low interest rate environment has provided a constructive economic backdrop for the equity markets.
[U.S. ECONOMY GRAPH]

                                                                      REAL GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
3/91                                                                             -2.00
                                                                                  2.60
                                                                                  1.90
                                                                                  1.90
                                                                                  4.20
                                                                                  3.90
9/92                                                                              4.00
                                                                                  4.50
                                                                                  0.50
                                                                                  2.00
                                                                                  2.10
                                                                                  5.50
                                                                                  4.10
                                                                                  5.30
9/94                                                                              2.30
                                                                                  4.80
                                                                                  1.10
                                                                                  0.70
                                                                                  3.30
                                                                                  3.00
                                                                                  2.90
                                                                                  6.70
9/96                                                                              3.40
                                                                                  4.80
                                                                                  3.10
                                                                                  6.20
                                                                                  5.10
                                                                                  3.00
                                                                                  4.50
                                                                                  2.70
9/98                                                                              4.70
                                                                                  6.20
                                                                                  3.40
                                                                                  3.40
                                                                                  4.80
                                                                                  7.30
                                                                                  1.00
                                                                                  6.40
9/00                                                                             -0.50
                                                                                  2.10
                                                                                 -0.50
                                                                                  1.20
                                                                                 -1.40
                                                                                  1.60
                                                                                  3.40
                                                                                  2.40
9/02                                                                              2.60
                                                                                  0.70
                                                                                  1.90
                                                                                  4.10
                                                                                  7.40
                                                                                  4.20
                                                                                  4.50
                                                                                  3.30
9/04                                                                              4.00

Gross Domestic Product ("GDP") is one of, if not the most widely used economic measures for the overall U.S. economy. GDP measures the total market value of all final goods and services produced within the U.S. during a specific period. The index is the percent change from quarter to quarter of GDP and is often presented as an annualized rate. Generally, it is viewed as positive for the equity markets as GDP expands reflecting an environment of economic growth and profitability. The converse is true when GDP is contracting.

Data Source: Bloomberg

U.S. EQUITY MARKET

Capping two consecutive years of positive performance, the broad U.S. equity market, as measured by the S&P 500 Index, posted a return of 10.9% during the calendar year 2004. The index was relatively flat during the first three quarters but was buoyed significantly in the fourth quarter as investors reacted positively to a decline in oil prices, a closure related to the presidential election and a generally good economic backdrop. The best performing sectors for the year were energy, utilities and telecommunication services. The year ended with the domestic equity index reaching its highest level since the third quarter of 2001.
[BAR GRAPH]

                                                                    S&P 500(R) INDEX (TOTAL RETURN)
                                                                    -------------------------------
12/73                                                                           -14.66
                                                                                -26.47
                                                                                 37.20
                                                                                 23.84
                                                                                 -7.18
12/78                                                                             6.56
                                                                                 18.44
                                                                                 32.42
                                                                                 -4.91
                                                                                 21.41
12/83                                                                            22.51
                                                                                  6.27
                                                                                 32.16
                                                                                 18.47
                                                                                  5.23
12/88                                                                            16.81
                                                                                 31.49
                                                                                 -3.17
                                                                                 30.55
                                                                                  7.67
12/93                                                                             9.99
                                                                                  1.31
                                                                                 37.43
                                                                                 23.07
                                                                                 33.36
12/98                                                                            28.58
                                                                                 21.04
                                                                                 -9.19
                                                                                -11.87
                                                                                -22.10
12/03                                                                            28.68
                                                                                 10.86
12/04                                                                             0.00

The S&P 500(R) Index is used as a measure for the performance of large-cap, U.S. stocks.

S&P 500 INDEX PRICE/EARNINGS RATIO (P/E)

The P/E ratio for the S&P 500(R) Index ended the year slightly above 2003 levels. 2004 multiples were above the long-term average which indicates that stock valuations, when measured solely on this measure, were not inexpensive on a historical basis. However, it is worth noting that current multiples are well below the multiples experienced in the market bubble of the late 1990's.
[LINE GRAPH]

                                                                 S&P 500(R) INDEX P/E RATIO                  AVERAGE
                                                                 --------------------------                  -------
                                                                           10.83                              15.80
                                                                           10.55                              15.80
                                                                           10.04                              15.80
                                                                           10.02                              15.80
                                                                            9.78                              15.80
                                                                           10.03                              15.80
                                                                            9.77                              15.80
                                                                            9.53                              15.80
                                                                            9.32                              15.80
                                                                            8.90                              15.80
                                                                            9.10                              15.80
12/77                                                                       8.94                              15.80
                                                                            8.36                              15.80
                                                                            8.14                              15.80
                                                                            8.19                              15.80
                                                                            8.91                              15.80
                                                                            8.92                              15.80
                                                                            8.70                              15.80
                                                                            9.18                              15.80
                                                                            9.40                              15.80
                                                                            9.03                              15.80
                                                                            8.19                              15.80
                                                                            8.30                              15.80
                                                                            8.18                              15.80
                                                                            8.48                              15.80
                                                                            8.17                              15.80
                                                                            8.21                              15.80
                                                                            8.20                              15.80
                                                                            7.98                              15.80
                                                                            7.71                              15.80
                                                                            7.76                              15.80
                                                                            8.17                              15.80
                                                                            7.83                              15.80
                                                                            7.27                              15.80
                                                                            7.59                              15.80
                                                                            7.37                              15.80
                                                                            7.78                              15.80
                                                                            7.76                              15.80
                                                                            6.75                              15.80
                                                                            7.05                              15.80
                                                                            7.38                              15.80
                                                                            7.32                              15.80
                                                                            7.77                              15.80
                                                                            7.81                              15.80
                                                                            8.02                              15.80
                                                                            8.16                              15.80
                                                                            9.02                              15.80
12/80                                                                       8.62                              15.80
                                                                            8.22                              15.80
                                                                            8.30                              15.80
                                                                            8.53                              15.80
                                                                            8.33                              15.80
                                                                            8.33                              15.80
                                                                            8.74                              15.80
                                                                            8.40                              15.80
                                                                            7.90                              15.80
                                                                            7.56                              15.80
                                                                            7.84                              15.80
                                                                            8.12                              15.80
                                                                            7.72                              15.80
                                                                            7.58                              15.80
                                                                            7.11                              15.80
                                                                            7.07                              15.80
                                                                            7.35                              15.80
                                                                            7.07                              15.80
                                                                            7.15                              15.80
                                                                            6.99                              15.80
                                                                            7.79                              15.80
                                                                            8.12                              15.80
                                                                            9.04                              15.80
                                                                            9.37                              15.80
                                                                            9.65                              15.80
                                                                            9.98                              15.80
                                                                           10.20                              15.80
                                                                           10.71                              15.80
                                                                           11.48                              15.80
                                                                           11.35                              15.80
                                                                           11.81                              15.80
                                                                           11.43                              15.80
                                                                           11.58                              15.80
                                                                           11.52                              15.80
                                                                           11.36                              15.80
                                                                           11.79                              15.80
12/83                                                                      11.19                              15.80
                                                                           11.05                              15.80
                                                                           10.05                              15.80
                                                                            9.84                              15.80
                                                                            9.87                              15.80
                                                                            9.25                              15.80
                                                                            8.88                              15.80
                                                                            8.71                              15.80
                                                                            9.16                              15.80
                                                                            9.32                              15.80
                                                                            9.30                              15.80
                                                                            9.14                              15.80
                                                                            9.36                              15.80
                                                                           10.05                              15.80
                                                                           10.15                              15.80
                                                                           10.09                              15.80
                                                                           10.04                              15.80
                                                                           10.59                              15.80
                                                                           10.87                              15.80
                                                                           10.80                              15.80
                                                                           10.68                              15.80
                                                                           10.58                              15.80
                                                                           11.04                              15.80
                                                                           11.75                              15.80
                                                                           12.35                              15.80
                                                                           12.37                              15.80
                                                                           13.24                              15.80
                                                                           13.82                              15.80
                                                                           13.66                              15.80
                                                                           14.39                              15.80
                                                                           14.43                              15.80
                                                                           13.58                              15.80
                                                                           14.53                              15.80
                                                                           12.95                              15.80
                                                                           13.64                              15.80
                                                                           13.91                              15.80
12/86                                                                      13.42                              15.80
                                                                           15.17                              15.80
                                                                           15.69                              15.80
                                                                           16.29                              15.80
                                                                           15.97                              15.80
                                                                           16.07                              15.80
                                                                           16.51                              15.80
                                                                           17.19                              15.80
                                                                           17.81                              15.80
                                                                           17.51                              15.80
                                                                           13.75                              15.80
                                                                           12.51                              15.80
                                                                           12.87                              15.80
                                                                           13.32                              15.80
                                                                           13.81                              15.80
                                                                           12.57                              15.80
                                                                           12.59                              15.80
                                                                           12.57                              15.80
                                                                           12.49                              15.80
                                                                           12.37                              15.80
                                                                           11.87                              15.80
                                                                           11.47                              15.80
                                                                           11.73                              15.80
                                                                           11.46                              15.80
                                                                           11.20                              15.80
                                                                           11.92                              15.80
                                                                           11.51                              15.80
                                                                           11.28                              15.80
                                                                           14.04                              15.80
                                                                           14.33                              15.80
                                                                           13.95                              15.80
                                                                           15.35                              15.80
                                                                           15.48                              15.80
                                                                           12.70                              15.80
                                                                           12.43                              15.80
                                                                           12.65                              15.80
12/89                                                                      13.22                              15.80
                                                                           12.34                              15.80
                                                                           12.42                              15.80
                                                                           13.33                              15.80
                                                                           12.98                              15.80
                                                                           14.16                              15.80
                                                                           14.72                              15.80
                                                                           14.61                              15.80
                                                                           13.21                              15.80
                                                                           12.64                              15.80
                                                                           12.57                              15.80
                                                                           13.30                              15.80
                                                                           13.73                              15.80
                                                                           14.25                              15.80
                                                                           15.19                              15.80
                                                                           15.22                              15.80
                                                                           15.23                              15.80
                                                                           15.78                              15.80
                                                                           14.88                              15.80
                                                                           15.58                              15.80
                                                                           15.92                              15.80
                                                                           16.10                              15.80
                                                                           16.30                              15.80
                                                                           15.64                              15.80
                                                                           17.95                              15.80
                                                                           17.50                              15.80
                                                                           17.56                              15.80
                                                                           17.97                              15.80
                                                                           18.48                              15.80
                                                                           18.54                              15.80
                                                                           18.09                              15.80
                                                                           18.84                              15.80
                                                                           18.56                              15.80
                                                                           18.56                              15.80
                                                                           18.57                              15.80
                                                                           18.74                              15.80
12/92                                                                      18.92                              15.80
                                                                           18.99                              15.80
                                                                           17.81                              15.80
                                                                           18.16                              15.80
                                                                           17.50                              15.80
                                                                           17.41                              15.80
                                                                           17.53                              15.80
                                                                           17.39                              15.80
                                                                           17.74                              15.80
                                                                           17.57                              15.80
                                                                           17.73                              15.80
                                                                           17.84                              15.80
                                                                           18.00                              15.80
                                                                           18.48                              15.80
                                                                           17.40                              15.80
                                                                           16.67                              15.80
                                                                           16.82                              15.80
                                                                           16.45                              15.80
                                                                           16.05                              15.80
                                                                           16.54                              15.80
                                                                           16.73                              15.80
                                                                           16.28                              15.80
                                                                           16.05                              15.80
                                                                           15.11                              15.80
                                                                           15.22                              15.80
                                                                           15.60                              15.80
                                                                           15.31                              15.80
                                                                           15.60                              15.80
                                                                           15.95                              15.80
                                                                           15.69                              15.80
                                                                           15.96                              15.80
                                                                           16.27                              15.80
                                                                           15.58                              15.80
                                                                           16.23                              15.80
                                                                           16.18                              15.80
                                                                           16.56                              15.80
12/95                                                                      16.90                              15.80
                                                                           17.40                              15.80
                                                                           17.68                              15.80
                                                                           17.93                              15.80
                                                                           18.20                              15.80
                                                                           18.33                              15.80
                                                                           18.41                              15.80
                                                                           17.49                              15.80
                                                                           17.49                              15.80
                                                                           18.38                              15.80
                                                                           18.88                              15.80
                                                                           19.73                              15.80
                                                                           19.44                              15.80
                                                                           20.67                              15.80
                                                                           20.81                              15.80
                                                                           19.89                              15.80
                                                                           21.19                              15.80
                                                                           22.50                              15.80
                                                                           23.47                              15.80
                                                                           25.33                              15.80
                                                                           24.10                              15.80
                                                                           25.35                              15.80
                                                                           24.50                              15.80
                                                                           25.69                              15.80
                                                                           22.25                              15.80
                                                                           22.44                              15.80
                                                                           28.36                              15.80
                                                                           29.85                              15.80
                                                                           30.16                              15.80
                                                                           29.57                              15.80
                                                                           24.66                              15.80
                                                                           24.35                              15.80
                                                                           20.61                              15.80
                                                                           22.01                              15.80
                                                                           24.02                              15.80
                                                                           25.79                              15.80
12/98                                                                      27.92                              15.80
                                                                           29.00                              15.80
                                                                           27.60                              15.80
                                                                           28.58                              15.80
                                                                           29.29                              15.80
                                                                           29.10                              15.80
                                                                           30.71                              15.80
                                                                           29.75                              15.80
                                                                           28.66                              15.80
                                                                           28.14                              15.80
                                                                           29.94                              15.80
                                                                           29.54                              15.80
                                                                           31.49                              15.80
                                                                           29.85                              15.80
                                                                           27.57                              15.80
                                                                           29.98                              15.80
                                                                           28.61                              15.80
                                                                           27.16                              15.80
                                                                           28.46                              15.80
                                                                           27.91                              15.80
                                                                           28.70                              15.80
                                                                           26.88                              15.80
                                                                           26.10                              15.80
                                                                           24.00                              15.80
                                                                           24.20                              15.80
                                                                           24.59                              15.80
                                                                           22.65                              15.80
                                                                           21.32                              15.80
                                                                           22.92                              15.80
                                                                           22.84                              15.80
                                                                           22.64                              15.80
                                                                           23.08                              15.80
                                                                           22.34                              15.80
                                                                           20.65                              15.80
                                                                           21.45                              15.80
                                                                           24.37                              15.80
12/01                                                                      24.71                              15.80
                                                                           24.40                              15.80
                                                                           25.20                              15.80
                                                                           26.25                              15.80
                                                                           24.38                              15.80
                                                                           24.46                              15.80
                                                                           23.20                              15.80
                                                                           21.54                              15.80
                                                                           21.50                              15.80
                                                                           19.23                              15.80
                                                                           19.98                              15.80
                                                                           20.54                              15.80
                                                                           19.42                              15.80
                                                                           18.38                              15.80
                                                                           17.66                              15.80
                                                                           17.91                              15.80
                                                                           19.50                              15.80
                                                                           19.59                              15.80
                                                                           19.78                              15.80
                                                                           19.89                              15.80
                                                                           19.88                              15.80
                                                                           19.63                              15.80
                                                                           20.72                              15.80
                                                                           20.50                              15.80
                                                                           21.51                              15.80
                                                                           21.41                              15.80
                                                                           20.76                              15.80
                                                                           20.49                              15.80
                                                                           19.78                              15.80
                                                                           19.49                              15.80
                                                                           19.89                              15.80
                                                                           18.71                              15.80
                                                                           18.47                              15.80
                                                                           18.62                              15.80
                                                                           18.46                              15.80
                                                                           18.66                              15.80
12/04                                                                      19.16                              15.80

P/E is the ratio of a stock's price divided by its earnings per share. In this case, the P/E ratio is represented for the entire index. The ratio, or multiple, reflects the price an investor is willing to pay for a dollar of expected earnings per share.

Data Source: Stockval and Barra

FEDERAL RESERVE BANK

During 2004, the Federal Reserve Bank ("Fed") began its transition away from a very aggressive monetary policy to one of moderate tightening. Through the first half of the year, the Fed remained extremely accommodative leaving the Feds Fund Rate at 1.00% -- its lowest level in over four decades. Between June and December, the Fed began the process of increasing the Fed Funds rate at a "measured pace" upon evidence of sustainable economic growth. The Fed raised the Fed Funds rate by .25% on five separate occasions bringing the key interest rate to the level of 2.25% by year-end.
[LINE GRAPH]

                                                                  FEDERAL FUNDS TARGET INTEREST RATE
                                                                  ----------------------------------
11/90                                                                            7.50
                                                                                 7.25
                                                                                 7.00
                                                                                 6.75
                                                                                 6.25
                                                                                 6.25
                                                                                 6.00
                                                                                 6.00
                                                                                 5.75
                                                                                 5.75
                                                                                 5.75
                                                                                 5.50
                                                                                 5.25
                                                                                 5.25
                                                                                 5.00
                                                                                 4.75
                                                                                 4.50
                                                                                 4.00
                                                                                 4.00
                                                                                 4.00
                                                                                 3.75
                                                                                 3.75
                                                                                 3.25
                                                                                 3.25
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
12/92                                                                            3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.25
                                                                                 3.50
                                                                                 3.75
                                                                                 4.25
                                                                                 4.25
                                                                                 4.75
                                                                                 4.75
                                                                                 5.50
12/94                                                                            6.00
                                                                                 6.00
                                                                                 6.00
                                                                                 5.75
                                                                                 5.75
                                                                                 5.75
                                                                                 5.75
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
12/96                                                                            5.25
                                                                                 5.25
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.25
                                                                                 5.00
                                                                                 4.75
12/98                                                                            4.75
                                                                                 4.75
                                                                                 4.75
                                                                                 4.75
                                                                                 5.00
                                                                                 5.00
                                                                                 5.25
                                                                                 5.50
                                                                                 5.50
                                                                                 5.75
                                                                                 6.00
                                                                                 6.50
                                                                                 6.50
                                                                                 6.50
                                                                                 6.50
                                                                                 6.50
12/00                                                                            6.50
                                                                                 6.00
                                                                                 5.50
                                                                                 5.00
                                                                                 4.50
                                                                                 4.00
                                                                                 3.75
                                                                                 3.50
                                                                                 3.00
                                                                                 2.50
                                                                                 2.00
                                                                                 1.75
                                                                                 1.75
                                                                                 1.75
                                                                                 1.75
                                                                                 1.75
                                                                                 1.75
                                                                                 1.75
                                                                                 1.25
12/02                                                                            1.25
                                                                                 1.25
                                                                                 1.25
                                                                                 1.25
                                                                                 1.00
                                                                                 1.00
                                                                                 1.00
                                                                                 1.00
                                                                                 1.00
                                                                                 1.00
                                                                                 1.00
                                                                                 1.00
                                                                                 1.25
                                                                                 1.50
                                                                                 1.75
                                                                                 2.00
12/04                                                                            2.25

The Federal Reserve Bank is the central bank of the U.S. with the responsibility of implementing monetary policy. The federal funds rate is the rate banks with excess reserves loan funds to banks needing additional reserves. The fed funds rate is one tool the Fed can use in their efforts of controlling money supply. It is viewed as a stimulus to the economy and to equity markets when the Fed lowers the federal funds rate given money supply increases. Contrarily, the opposite is true when the Fed increases the fed funds rate creating an environment for money supply contraction.

Data Source: Bloomberg

CONSUMER CONFIDENCE

U.S. consumer confidence, as measured by the Conference Board's index, vaulted in December to a five-month high of 102.3, exceeding most forecasts. At year-end, U.S. consumers' outlook was positively impacted by improving job creation and the prospects for higher income. Consumer confidence was further augmented by falling fuel costs, which provided consumers additional incremental income. Strong consumer confidence at year-end served as a positive indicator for economic activity for the first part of 2005. During 2004, the consumer confidence reached its high point of 105.7 in July, its highest level since June 2002.
[LINE GRAPH]

                                                                       CUSTOMER CONFIDENCE INDEX
                                                                       -------------------------
10/90                                                                            62.60
                                                                                 61.70
                                                                                 61.20
                                                                                 55.10
                                                                                 59.40
                                                                                 81.10
                                                                                 79.40
                                                                                 76.40
                                                                                 78.00
                                                                                 77.70
                                                                                 76.10
                                                                                 72.90
                                                                                 60.10
                                                                                 52.70
                                                                                 52.50
                                                                                 50.20
                                                                                 47.30
                                                                                 56.50
                                                                                 65.10
                                                                                 71.90
                                                                                 72.60
                                                                                 61.20
                                                                                 59.00
                                                                                 57.30
                                                                                 54.60
                                                                                 65.60
12/92                                                                            78.10
                                                                                 76.70
                                                                                 68.50
                                                                                 63.20
                                                                                 67.60
                                                                                 61.90
                                                                                 58.60
                                                                                 59.20
                                                                                 59.30
                                                                                 63.80
                                                                                 60.50
                                                                                 71.90
                                                                                 79.80
                                                                                 82.60
                                                                                 79.90
                                                                                 86.70
                                                                                 92.10
                                                                                 88.90
                                                                                 92.50
                                                                                 91.30
                                                                                 90.40
                                                                                 89.50
                                                                                 89.10
                                                                                100.40
12/94                                                                           103.40
                                                                                101.40
                                                                                 99.40
                                                                                100.20
                                                                                104.60
                                                                                102.00
                                                                                 94.60
                                                                                101.40
                                                                                102.40
                                                                                 97.30
                                                                                 96.30
                                                                                101.60
                                                                                 99.20
                                                                                 88.40
                                                                                 98.00
                                                                                 98.40
                                                                                104.80
                                                                                103.50
                                                                                100.10
                                                                                107.00
                                                                                112.00
                                                                                111.80
                                                                                107.30
                                                                                109.50
12/96                                                                           114.20
                                                                                118.70
                                                                                118.90
                                                                                118.50
                                                                                118.50
                                                                                127.90
                                                                                129.90
                                                                                126.30
                                                                                127.60
                                                                                130.20
                                                                                123.40
                                                                                128.10
                                                                                136.20
                                                                                128.30
                                                                                137.40
                                                                                133.80
                                                                                137.20
                                                                                136.30
                                                                                138.20
                                                                                137.20
                                                                                133.10
                                                                                126.40
                                                                                119.30
                                                                                126.40
12/98                                                                           126.70
                                                                                128.90
                                                                                133.10
                                                                                134.00
                                                                                135.50
                                                                                137.70
                                                                                139.00
                                                                                136.20
                                                                                136.00
                                                                                134.20
                                                                                130.50
                                                                                137.00
                                                                                141.70
                                                                                144.70
                                                                                140.80
                                                                                137.10
                                                                                137.70
                                                                                144.70
                                                                                139.20
                                                                                143.00
                                                                                140.80
                                                                                142.50
                                                                                135.80
                                                                                132.60
12/00                                                                           128.60
                                                                                115.70
                                                                                109.20
                                                                                116.90
                                                                                109.90
                                                                                116.10
                                                                                118.90
                                                                                116.30
                                                                                114.00
                                                                                 97.00
                                                                                 85.30
                                                                                 84.90
                                                                                 94.60
                                                                                 97.80
                                                                                 95.00
                                                                                110.70
                                                                                108.50
                                                                                110.30
                                                                                106.30
                                                                                 97.40
                                                                                 94.50
                                                                                 93.70
                                                                                 79.60
                                                                                 84.90
12/02                                                                            80.30
                                                                                 78.80
                                                                                 64.80
                                                                                 62.50
                                                                                 81.00
                                                                                 83.60
                                                                                 83.50
                                                                                 76.60
                                                                                 81.70
                                                                                 76.80
                                                                                 81.70
                                                                                 92.50
                                                                                 94.80
                                                                                 97.70
                                                                                 88.50
                                                                                 88.50
                                                                                 93.00
                                                                                 93.10
                                                                                102.80
                                                                                105.70
                                                                                 98.20
                                                                                 96.70
                                                                                 92.90
                                                                                 92.60
12/04                                                                           102.30

The Consumer Confidence Index is computed on a monthly basis for the purpose of measuring consumers' attitude toward the economy. The trend in this economic measure is closely monitored given consumers comprise approximately two-thirds of the U.S. economy. Generally, it is viewed as positive to the economy and equity markets when the index increases. This reflects the fact that consumers are positive regarding their economic outlook and that they are more willing to spend money providing further economic stimulus.

Data Source: Bloomberg

U.S. UNEMPLOYMENT

The U.S. unemployment rate gradually improved throughout 2004. The year began with the unemployment rate at 5.70% and steadily fell to its year-end level of 5.40%. 2004 marked the best year for job growth since 1999 which was the height of the previous expansion. Prior to 2004, the unemployment rate had not fallen to its year-end level since October 2001. The market continued to anticipate job growth and falling unemployment which, in turn, supports consumer spending that represents roughly 70% of the U.S. economy.
[LINE GRAPH]

                                                                        U.S. UNEMPLOYMENT RATE
                                                                        ----------------------
10/90                                                                            5.90
                                                                                 6.20
                                                                                 6.30
                                                                                 6.40
                                                                                 6.60
                                                                                 6.80
                                                                                 6.70
                                                                                 6.90
                                                                                 6.90
                                                                                 6.80
                                                                                 6.90
                                                                                 6.90
                                                                                 7.00
                                                                                 7.00
                                                                                 7.30
                                                                                 7.30
                                                                                 7.40
                                                                                 7.40
                                                                                 7.40
                                                                                 7.60
                                                                                 7.80
                                                                                 7.70
                                                                                 7.60
                                                                                 7.60
                                                                                 7.30
                                                                                 7.40
12/92                                                                            7.40
                                                                                 7.30
                                                                                 7.10
                                                                                 7.00
                                                                                 7.10
                                                                                 7.10
                                                                                 7.00
                                                                                 6.90
                                                                                 6.80
                                                                                 6.70
                                                                                 6.80
                                                                                 6.60
                                                                                 6.50
                                                                                 6.80
                                                                                 6.60
                                                                                 6.50
                                                                                 6.40
                                                                                 6.10
                                                                                 6.10
                                                                                 6.30
                                                                                 6.00
                                                                                 5.80
                                                                                 5.80
                                                                                 5.60
12/94                                                                            5.50
                                                                                 5.60
                                                                                 5.40
                                                                                 5.40
                                                                                 5.80
                                                                                 5.60
                                                                                 5.60
                                                                                 5.70
                                                                                 5.70
                                                                                 5.60
                                                                                 5.50
                                                                                 5.60
                                                                                 5.60
                                                                                 5.60
                                                                                 5.50
                                                                                 5.50
                                                                                 5.60
                                                                                 5.60
                                                                                 5.30
                                                                                 5.50
                                                                                 5.10
                                                                                 5.20
                                                                                 5.20
                                                                                 5.40
12/96                                                                            5.40
                                                                                 5.30
                                                                                 5.20
                                                                                 5.20
                                                                                 5.10
                                                                                 4.90
                                                                                 5.00
                                                                                 4.90
                                                                                 4.80
                                                                                 4.90
                                                                                 4.70
                                                                                 4.60
                                                                                 4.70
                                                                                 4.60
                                                                                 4.60
                                                                                 4.70
                                                                                 4.40
                                                                                 4.40
                                                                                 4.50
                                                                                 4.60
                                                                                 4.50
                                                                                 4.50
                                                                                 4.50
                                                                                 4.40
12/98                                                                            4.40
                                                                                 4.30
                                                                                 4.30
                                                                                 4.20
                                                                                 4.40
                                                                                 4.20
                                                                                 4.30
                                                                                 4.30
                                                                                 4.20
                                                                                 4.20
                                                                                 4.10
                                                                                 4.10
                                                                                 4.10
                                                                                 4.00
                                                                                 4.10
                                                                                 4.00
                                                                                 3.90
                                                                                 4.10
                                                                                 4.00
                                                                                 4.10
                                                                                 4.10
                                                                                 4.00
                                                                                 3.90
                                                                                 4.00
12/00                                                                            4.00
                                                                                 4.20
                                                                                 4.20
                                                                                 4.30
                                                                                 4.50
                                                                                 4.40
                                                                                 4.60
                                                                                 4.60
                                                                                 4.90
                                                                                 5.00
                                                                                 5.40
                                                                                 5.60
                                                                                 5.80
                                                                                 5.60
                                                                                 5.50
                                                                                 5.70
                                                                                 6.00
                                                                                 5.80
                                                                                 5.90
                                                                                 5.90
                                                                                 5.70
                                                                                 5.60
                                                                                 5.70
                                                                                 6.00
12/02                                                                            6.00
                                                                                 5.80
                                                                                 5.90
                                                                                 5.80
                                                                                 6.00
                                                                                 6.10
                                                                                 6.30
                                                                                 6.20
                                                                                 6.10
                                                                                 6.10
                                                                                 6.00
                                                                                 5.90
                                                                                 5.70
                                                                                 5.60
                                                                                 5.60
                                                                                 5.70
                                                                                 5.60
                                                                                 5.60
                                                                                 5.60
                                                                                 5.50
                                                                                 5.40
                                                                                 5.40
                                                                                 5.50
                                                                                 5.40
12/04                                                                            5.40

The U.S. unemployment rate measures the numbers of persons unemployed as a percentage of the labor force. Typically, unemployment tends to increase during and be associated with difficult economic periods. Conversely, the unemployment rate generally declines during and is accompanied by expansionary economic times. Additionally, very low unemployment can place inflationary pressure on the economy as labor markets become very competitive and expensive.

Data Source: Bloomberg

U.S. TREASURY YIELD CURVE

The U.S. Treasury yield curve maintained its upward sloping position during 2004 but flattened materially as short-term rates increased while the long-term rates modestly declined. Maturities on the short-end of the yield curve (up to two years) increased over 1.00% during the year in response to the Federal Reserve's tightening efforts which resulted in the Fed Funds rate increasing to 2.25% by year-end. With the lack of inflationary pressure and increasing transparency from the Federal Reserve, long-term rates slightly declined. The yield on the bellwether 30-year Treasury-Bond ended the year below 5.00% at 4.83%. The decline in long-term rates provided a bullish environment for bonds with longer durations.
[LINE GRAPH]

                                                                          12/31/03                           12/31/04
                                                                          --------                           --------
3 mo.                                                                      0.917                              2.212
6 mo.                                                                      1.012                              2.577
2 yr.                                                                      1.819                              3.065
3 yr.                                                                      2.302                              3.218
5 yr.                                                                      3.247                              3.607
10 yr.                                                                     4.246                              4.218
30 yr.                                                                     5.073                              4.826

The Treasury yield curve illustrates the relationship between yields on short-term, intermediate-term and long-term Treasury securities. Normally, the shape of the yield curve is upward sloping with rates increasing from the short end of the curve moving higher to the long end. The short end of the curve is impacted more by monetary policy (demand for money) while inflationary expectations and market forces impact the long end of the curve.

Data Source: Bloomberg

ABOUT YOUR EXPENSES (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                 ACTUAL
---------------------------------------------------------------------------------------------------------
                                                                BEGINNING        ENDING        EXPENSES
                                                              ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING
                      FUND                          CLASS       7/1/2004       12/31/2004      PERIOD(1)
                      ----                          -----     -------------   -------------   -----------
Flexible Income.................................  GS4 Class     $1,000.00       $1,033.25        $0.66
                                                  GS6 Class     $1,000.00       $1,032.00        $2.55
                                                  GS8 Class     $1,000.00       $1,015.61        $2.28
Growth & Income.................................  GS4 Class     $1,000.00       $1,074.87        $0.68
                                                  GS6 Class     $1,000.00       $1,072.30        $3.13
                                                  GS8 Class     $1,000.00       $1,035.03        $3.12
Capital Opportunities...........................  GS4 Class     $1,000.00       $1,088.05        $0.68
                                                  GS6 Class     $1,000.00       $1,086.81        $3.67
                                                  GS8 Class     $1,000.00       $1,046.34        $5.14
Global Equity...................................  GS4 Class     $1,000.00       $1,102.20        $0.69
                                                  GS6 Class     $1,000.00       $1,099.97        $3.01
                                                  GS8 Class     $1,000.00       $1,059.36        $4.50
Flexible Income I...............................  GS2 Class     $1,000.00       $1,032.71        $0.87
Growth & Income I...............................  GS2 Class     $1,000.00       $1,075.24        $0.89
Capital Opportunities I.........................  GS2 Class     $1,000.00       $1,088.63        $0.89
Global Equity I.................................  GS2 Class     $1,000.00       $1,101.70        $0.90
Money Market....................................  GS2 Class     $1,000.00       $1,007.43        $1.36
                                                  GS4 Class     $1,000.00       $1,006.44        $2.37
                                                  GS6 Class     $1,000.00       $1,005.16        $3.63
                                                  GS8 Class     $1,000.00       $1,001.36        $5.89

ABOUT YOUR EXPENSES (UNAUDITED) CONTINUED

                                                 ACTUAL
---------------------------------------------------------------------------------------------------------
                                                                BEGINNING        ENDING        EXPENSES
                                                              ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING
                      FUND                          CLASS       7/1/2004       12/31/2004      PERIOD(1)
                      ----                          -----     -------------   -------------   -----------
Low-Duration Bond...............................  GS2 Class     $1,000.00       $1,011.42        $2.22
                                                  GS4 Class     $1,000.00       $1,011.42        $3.03
                                                  GS6 Class     $1,000.00       $1,010.08        $4.35
                                                  GS8 Class     $1,000.00       $1,000.54        $6.49
Medium-Duration Bond............................  GS2 Class     $1,000.00       $1,047.62        $2.52
                                                  GS4 Class     $1,000.00       $1,046.32        $3.14
                                                  GS6 Class     $1,000.00       $1,044.91        $4.63
                                                  GS8 Class     $1,000.00       $1,008.72        $6.77
Extended-Duration Bond..........................  GS2 Class     $1,000.00       $1,097.66        $2.95
                                                  GS4 Class     $1,000.00       $1,096.07        $3.85
                                                  GS6 Class     $1,000.00       $1,093.83        $5.00
                                                  GS8 Class     $1,000.00       $1,019.07        $7.61
Equity Index....................................  GS2 Class     $1,000.00       $1,069.64        $1.30
                                                  GS4 Class     $1,000.00       $1,069.12        $2.08
                                                  GS6 Class     $1,000.00       $1,068.14        $2.34
                                                  GS8 Class     $1,000.00       $1,041.12        $4.62
Value Equity....................................  GS2 Class     $1,000.00       $1,114.83        $3.83
                                                  GS4 Class     $1,000.00       $1,113.98        $4.73
                                                  GS6 Class     $1,000.00       $1,112.06        $6.05
                                                  GS8 Class     $1,000.00       $1,052.78        $8.20
Growth Equity...................................  GS2 Class     $1,000.00       $1,065.22        $4.46
                                                  GS4 Class     $1,000.00       $1,064.54        $5.09
                                                  GS6 Class     $1,000.00       $1,063.81        $6.38
                                                  GS8 Class     $1,000.00       $1,059.43        $8.65
Small Cap Equity................................  GS2 Class     $1,000.00       $1,097.09        $6.06
                                                  GS4 Class     $1,000.00       $1,096.28        $6.43
                                                  GS6 Class     $1,000.00       $1,094.76        $7.74
                                                  GS8 Class     $1,000.00       $1,077.66        $9.98
International Equity............................  GS2 Class     $1,000.00       $1,148.78        $5.13
                                                  GS4 Class     $1,000.00       $1,148.15        $6.10
                                                  GS6 Class     $1,000.00       $1,146.42        $7.28
                                                  GS8 Class     $1,000.00       $1,069.34        $9.26

                           HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)
---------------------------------------------------------------------------------------------------------
                                                                BEGINNING        ENDING        EXPENSES
                                                              ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING
                      FUND                          CLASS       7/1/2004       12/31/2004      PERIOD(1)
                      ----                          -----     -------------   -------------   -----------
Flexible Income.................................  GS4 Class     $1,000.00       $1,024.48        $0.66
                                                  GS6 Class     $1,000.00       $1,022.62        $2.54
                                                  GS8 Class     $1,000.00       $1,022.87        $2.29
Growth & Income.................................  GS4 Class     $1,000.00       $1,024.48        $0.66
                                                  GS6 Class     $1,000.00       $1,022.12        $3.05
                                                  GS8 Class     $1,000.00       $1,022.07        $3.10
Capital Opportunities...........................  GS4 Class     $1,000.00       $1,024.48        $0.66
                                                  GS6 Class     $1,000.00       $1,021.62        $3.56
                                                  GS8 Class     $1,000.00       $1,020.11        $5.08

                           HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)
---------------------------------------------------------------------------------------------------------
                                                                BEGINNING        ENDING        EXPENSES
                                                              ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING
                      FUND                          CLASS       7/1/2004       12/31/2004      PERIOD(1)
                      ----                          -----     -------------   -------------   -----------
Global Equity...................................  GS4 Class     $1,000.00       $1,024.48        $0.66
                                                  GS6 Class     $1,000.00       $1,022.27        $2.90
                                                  GS8 Class     $1,000.00       $1,020.76        $4.42
Flexible Income I...............................  GS2 Class     $1,000.00       $1,024.28        $0.87
Growth & Income I...............................  GS2 Class     $1,000.00       $1,075.24        $0.89
Capital Opportunities I.........................  GS2 Class     $1,000.00       $1,088.63        $0.89
Global Equity I.................................  GS2 Class     $1,000.00       $1,101.70        $0.90
Money Market....................................  GS2 Class     $1,000.00       $1,023.78        $1.37
                                                  GS4 Class     $1,000.00       $1,022.77        $2.39
                                                  GS6 Class     $1,000.00       $1,021.52        $3.66
                                                  GS8 Class     $1,000.00       $1,019.25        $5.94
Low-Duration Bond...............................  GS2 Class     $1,000.00       $1,022.92        $2.24
                                                  GS4 Class     $1,000.00       $1,022.12        $3.05
                                                  GS6 Class     $1,000.00       $1,020.81        $4.37
                                                  GS8 Class     $1,000.00       $1,018.65        $6.55
Medium-Duration Bond............................  GS2 Class     $1,000.00       $1,022.67        $2.49
                                                  GS4 Class     $1,000.00       $1,022.07        $3.10
                                                  GS6 Class     $1,000.00       $1,020.61        $4.57
                                                  GS8 Class     $1,000.00       $1,018.40        $6.80
Extended-Duration Bond..........................  GS2 Class     $1,000.00       $1,022.32        $2.85
                                                  GS4 Class     $1,000.00       $1,021.47        $3.71
                                                  GS6 Class     $1,000.00       $1,020.36        $4.82
                                                  GS8 Class     $1,000.00       $1,017.60        $7.61
Equity Index....................................  GS2 Class     $1,000.00       $1,023.88        $1.27
                                                  GS4 Class     $1,000.00       $1,023.13        $2.03
                                                  GS6 Class     $1,000.00       $1,022.87        $2.29
                                                  GS8 Class     $1,000.00       $1,020.61        $4.57
Value Equity....................................  GS2 Class     $1,000.00       $1,021.52        $3.66
                                                  GS4 Class     $1,000.00       $1,020.66        $4.52
                                                  GS6 Class     $1,000.00       $1,019.41        $5.79
                                                  GS8 Class     $1,000.00       $1,017.14        $8.06
Growth Equity...................................  GS2 Class     $1,000.00       $1,020.81        $4.37
                                                  GS4 Class     $1,000.00       $1,020.21        $4.98
                                                  GS6 Class     $1,000.00       $1,018.95        $6.24
                                                  GS8 Class     $1,000.00       $1,016.74        $8.47
Small Cap Equity................................  GS2 Class     $1,000.00       $1,019.36        $5.84
                                                  GS4 Class     $1,000.00       $1,019.00        $6.19
                                                  GS6 Class     $1,000.00       $1,017.75        $7.46
                                                  GS8 Class     $1,000.00       $1,015.53        $9.68
International Equity............................  GS2 Class     $1,000.00       $1,020.36        $4.82
                                                  GS4 Class     $1,000.00       $1,019.46        $5.74
                                                  GS6 Class     $1,000.00       $1,018.35        $6.85
                                                  GS8 Class     $1,000.00       $1,016.19        $9.02

(1) Expenses are equal to the Fund's annualized expense ratios for the period July 1, 2004 through December 31, 2004, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

ABOUT YOUR EXPENSES (UNAUDITED) CONTINUED

    For comparison purposes the GS8 Class uses this same calculation even though the class began on 11/8/04. Expenses include the effect of contractual waivers by SBC Financial Services, Inc. The Blended Funds' proportionate share of the operating expenses of the Select Funds is not reflected in the table above. The annualized expense ratios were as follows:

                                           EXPENSE
    FUND                         CLASS      RATIO
    ----                         -----     -------
    Flexible Income..........  GS4 Class    0.13%
                               GS6 Class    0.50%
                               GS8 Class    0.45%
    Growth & Income..........  GS4 Class    0.13%
                               GS6 Class    0.60%
                               GS8 Class    0.61%
    Capital Opportunities....  GS4 Class    0.13%
                               GS6 Class    0.70%
                               GS8 Class    1.00%
    Global Equity............  GS4 Class    0.13%
                               GS6 Class    0.57%
                               GS8 Class    0.87%
    Flexible Income I........  GS2 Class    0.17%
    Growth & Income I........  GS2 Class    0.17%
    Capital Opportunities
      I......................  GS2 Class    0.17%
    Global Equity I..........  GS2 Class    0.17%
    Money Market.............  GS2 Class    0.27%
                               GS4 Class    0.46%
                               GS6 Class    0.72%
                               GS8 Class    1.17%
    Low-Duration Bond........  GS2 Class    0.44%
                               GS4 Class    0.60%
                               GS6 Class    0.85%
                               GS8 Class    1.29%
    Medium-Duration Bond.....  GS2 Class    0.49%
                               GS4 Class    0.61%
                               GS6 Class    0.90%
                               GS8 Class    1.34%

                                           EXPENSE
    FUND                         CLASS      RATIO
    ----                         -----     -------
    Extended-Duration Bond...  GS2 Class    0.56%
                               GS4 Class    0.73%
                               GS6 Class    0.95%
                               GS8 Class    1.50%
    Equity Index.............  GS2 Class    0.25%
                               GS4 Class    0.40%
                               GS6 Class    0.45%
                               GS8 Class    0.90%
    Value Equity.............  GS2 Class    0.72%
                               GS4 Class    0.89%
                               GS6 Class    1.14%
                               GS8 Class    1.59%
    Growth Equity............  GS2 Class    0.86%
                               GS4 Class    0.98%
                               GS6 Class    1.23%
                               GS8 Class    1.67%
    Small Cap Equity.........  GS2 Class    1.15%
                               GS4 Class    1.22%
                               GS6 Class    1.47%
                               GS8 Class    1.91%
    International Equity.....  GS2 Class    0.95%
                               GS4 Class    1.13%
                               GS6 Class    1.35%
                               GS8 Class    1.78%

FLEXIBLE INCOME FUND

Utilizing investments in the underlying Select Funds, the fund's actual allocation to the major asset classes at the end of the fourth quarter were 19% U.S. Equity, 7% non-U.S. equity and 74% fixed income. The fund's composite benchmark performance for the quarter was 2.79%.

The fund posted a positive return for the quarter which can be attributed to the smaller allocations to the Equity Select Funds as a result of gains in the equity markets. The fund outperformed its composite benchmark for the quarter which can be attributed to the Low-Duration Bond Fund and the Growth Equity Fund outperforming their respective benchmarks.

FLEXIBLE INCOME FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
--------------------------------------------------------------------------------

                                             GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                             ----------    ----------    -----------    ----------    ---------------------
  One Year                                     4.76%         4.52%         4.12%           N/A             N/A
  Since Inception                              4.04%         3.81%         4.06%          1.56%           1.70%
  Inception Date                             08/27/01      08/27/01      08/27/01       11/08/04         11/08/04

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.absbc.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
[LINE GRAPH]

                                                                         GS4 CLASS                      BENCHMARK INDEX**
                                                                         ---------                      -----------------
Aug 27 2001                                                                10000                              10000
Aug 2001                                                                    9940                               9926
Sep 2001                                                                    9789                               9818
Oct 2001                                                                    9947                               9948
Nov 2001                                                                   10068                              10105
Dec 2001                                                                   10079                              10142
Jan 2002                                                                   10072                              10107
Feb 2002                                                                   10079                              10109
Mar 2002                                                                   10133                              10175
Apr 2002                                                                   10133                              10162
May 2002                                                                   10156                              10177
Jun 2002                                                                   10033                              10075
Jul 2002                                                                    9842                               9956
Aug 2002                                                                    9911                               9990
Sep 2002                                                                    9719                               9789
Oct 2002                                                                    9880                               9986
Nov 2002                                                                   10018                              10107
Dec 2002                                                                    9968                              10050
Jan 2003                                                                    9920                               9981
Feb 2003                                                                    9920                               9968
Mar 2003                                                                    9944                               9990
Apr 2003                                                                   10153                              10216
May 2003                                                                   10362                              10401
Jun 2003                                                                   10419                              10456
Jul 2003                                                                   10410                              10476
Aug 2003                                                                   10491                              10544
Sep 2003                                                                   10563                              10611
Oct 2003                                                                   10692                              10745
Nov 2003                                                                   10724                              10783
Dec 2003                                                                   10898                              10973
Jan 2004                                                                   10973                              11044
Feb 2004                                                                   11066                              11128
Mar 2004                                                                   11082                              11133
Apr 2004                                                                   10957                              10988
May 2004                                                                   10982                              11012
Jun 2004                                                                   11049                              11067
Jul 2004                                                                   10973                              10998
Aug 2004                                                                   11032                              11069
Sep 2004                                                                   11099                              11115
Oct 2004                                                                   11166                              11198
Nov 2004                                                                   11297                              11302
Dec 2004                                                                   11416                              11425

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the MSCI ACWI(R) (All Country World Index) Ex-U.S. and the Merrill Lynch 1-3 Year Treasury Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI(R) (All Country World Index) Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004                           SHARES        VALUE
-----------------                         ----------   ------------
AFFILIATED MUTUAL FUNDS -- 98.9%
  AB Funds Trust -- Equity Index Fund
    (GS4 Class)(inf)                         227,089   $  3,740,148
  AB Funds Trust -- Growth Equity Fund
    (GS4 Class)(inf)                       1,359,537     22,201,244
  AB Funds Trust -- International Equity
    Fund (GS4 Class)(inf)                  1,273,400     19,355,672
  AB Funds Trust -- Low-Duration Bond
    Fund (GS4 Class)(inf)                 16,204,088    208,546,620
  AB Funds Trust -- Money Market Fund
    (GS4 Class)(inf)                       2,413,719      2,413,719
  AB Funds Trust -- Small Cap Equity
    Fund (GS4 Class)(inf)                    263,095      4,335,811
  AB Funds Trust -- Value Equity Fund
    (GS4 Class)(inf)                       1,358,999     24,108,638
                                                       ------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $234,193,538)                                   284,701,852
                                                       ------------

                                     PAR
                                  ----------
U.S. TREASURY OBLIGATIONS -- 1.1%
  U.S. Treasury Bill
    2.14%, 03/24/05++++           $   90,000         89,570
  U.S. Treasury Note
    2.88%, 11/30/06                3,015,000      3,006,522
                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $3,095,961)                               3,096,092
                                               ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $237,289,499)                           287,797,944
OTHER ASSETS LESS
  LIABILITIES -- 0.0%                                 9,655
                                               ------------
NET ASSETS -- 100.0%                           $287,807,599
                                               ============

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Bond Funds                                        72.5%
Domestic Equity Funds                             18.9%
Futures Contracts                                  0.3%
International Equity Funds                         6.7%
Money Market Funds                                 0.8%
U.S. Treasury Obligations                          1.1%
                                                -------
                                                 100.3%
                                                =======

---------------
+ Based on net assets.

                       See Notes to Financial Statements.

GROWTH & INCOME FUND

Utilizing investments in the underlying Select Funds, the fund's actual allocation to the major asset classes at the end of the fourth quarter were 37% U.S. Equity, 14% non-U.S. equity and 49% fixed income. The fund's composite benchmark performance for the quarter was 6.15%.

The fund posted a positive return for the quarter. The positive returns can be attributed to allocations to the Equity Index Fund, Value Equity Fund, Growth Equity Fund, International Equity Fund and the Small Cap Equity Fund which benefited from gains in domestic and international stocks. Allocations to the Low-Duration Bond Fund, Medium-Duration Bond Fund and the Extended-Duration Bond Fund also attributed to the positive returns reflecting the gains in bond markets for the quarter. The GS4 Class outperformed its composite benchmark for the quarter. The outperformance of the composite benchmark can be attributed to the Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, and the Growth Equity Fund outperforming their respective benchmarks.

GROWTH & INCOME FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
--------------------------------------------------------------------------------

                                             GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                             ----------    ----------    -----------    ----------    ---------------------
  One Year                                    10.13%         9.66%         9.28%           N/A             N/A
  Since Inception                              6.10%         5.80%         6.07%          3.50%           3.49%
  Inception Date                             08/27/01      08/27/01      08/27/01       11/08/04         11/08/04

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.absbc.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
[LINE GRAPH]

                                                                         GS4 CLASS                      BENCHMARK INDEX**
                                                                         ---------                      -----------------
Aug 27 2001                                                                10000                              10000
Aug 2001                                                                    9854                               9843
Sep 2001                                                                    9410                               9443
Oct 2001                                                                    9643                               9657
Nov 2001                                                                    9920                               9923
Dec 2001                                                                    9953                               9960
Jan 2002                                                                    9901                               9899
Feb 2002                                                                    9901                               9881
Mar 2002                                                                   10049                              10028
Apr 2002                                                                    9953                               9938
May 2002                                                                    9960                               9951
Jun 2002                                                                    9664                               9673
Jul 2002                                                                    9234                               9324
Aug 2002                                                                    9345                               9419
Sep 2002                                                                    8916                               8999
Oct 2002                                                                    9160                               9306
Nov 2002                                                                    9442                               9571
Dec 2002                                                                    9319                               9430
Jan 2003                                                                    9216                               9305
Feb 2003                                                                    9201                               9288
Mar 2003                                                                    9216                               9296
Apr 2003                                                                    9642                               9731
May 2003                                                                   10044                              10118
Jun 2003                                                                   10131                              10195
Jul 2003                                                                   10092                              10145
Aug 2003                                                                   10265                              10301
Sep 2003                                                                   10375                              10433
Oct 2003                                                                   10651                              10706
Nov 2003                                                                   10738                              10803
Dec 2003                                                                   11070                              11148
Jan 2004                                                                   11218                              11302
Feb 2004                                                                   11359                              11457
Mar 2004                                                                   11384                              11458
Apr 2004                                                                   11136                              11174
May 2004                                                                   11185                              11215
Jun 2004                                                                   11342                              11360
Jul 2004                                                                   11194                              11214
Aug 2004                                                                   11318                              11350
Sep 2004                                                                   11474                              11477
Oct 2004                                                                   11615                              11646
Nov 2004                                                                   11913                              11905
Dec 2004                                                                   12192                              12183

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the MSCI ACWI(R) (All Country World Index) Ex-U.S. and the Lehman Brothers Aggregate Bond Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI(R) (All Country World Index) Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchased by foreigners.

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004                           SHARES        VALUE
-----------------                         ----------   ------------
AFFILIATED MUTUAL FUNDS -- 99.0%
  AB Funds Trust -- Equity Index Fund
    (GS4 Class)(inf)                       1,902,411   $ 31,332,708
  AB Funds Trust -- Extended-Duration
    Bond Fund (GS4 Class)(inf)             8,621,456    128,718,340
  AB Funds Trust -- Growth Equity Fund
    (GS4 Class)(inf)                      12,184,731    198,976,659
  AB Funds Trust -- International Equity
    Fund (GS4 Class)(inf)                 12,141,340    184,548,367
  AB Funds Trust -- Low-Duration Bond
    Fund (GS4 Class)(inf)                 14,527,114    186,963,959
  AB Funds Trust -- Medium-Duration Bond
    Fund (GS4 Class)(inf)                 22,030,462    300,275,198
  AB Funds Trust -- Money Market Fund
    (GS4 Class)(inf)                      18,103,603     18,103,603
  AB Funds Trust -- Small Cap Equity
    Fund (GS4 Class)(inf)                  2,348,421     38,701,986
  AB Funds Trust -- Value Equity Fund
    (GS4 Class)(inf)                      11,374,665    201,786,557
                                                       ------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $1,055,937,688)                                1,289,407,377
                                                       ------------

                                   PAR
                                ----------
U.S. TREASURY OBLIGATIONS -- 1.0%
  U.S. Treasury Bill
    2.14%, 03/24/05++++         $  805,000          801,154
  U.S. Treasury Bond
    6.50%, 02/15/10             10,350,000       11,720,971
                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $12,583,521)                             12,522,125
                                             --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,068,521,209)                       1,301,929,502
OTHER ASSETS LESS
  LIABILITIES -- 0.0%                               344,488
                                             --------------
NET ASSETS -- 100.0%                         $1,302,273,990
                                             ==============

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Bond Funds                                        47.3%
Domestic Equity Funds                             36.1%
Futures Contracts                                  0.9%
International Equity Funds                        14.2%
Money Market Funds                                 1.4%
U.S. Treasury Obligations                          1.0%
                                                -------
                                                 100.9%
                                                =======

---------------
+ Based on net assets.

                       See Notes to Financial Statements.

CAPITAL OPPORTUNITIES FUND

Utilizing investments in the underlying Select Funds, the fund's actual allocation to the major asset classes at the end of the fourth quarter were 56% U.S. Equity, 19% non-U.S. equity and 25% fixed income. The fund's composite benchmark performance for the quarter was 8.78%.

The fund posted a positive return for the quarter. The positive return can be attributed to allocations to the Equity Index Fund, Value Equity Fund, Growth Equity Fund, International Equity Fund and the Small Cap Equity Fund which benefited from gains in domestic and international stocks. Allocations to the Low-Duration Bond Fund, Medium-Duration Bond Fund and the Extended-Duration Bond Fund also attributed to the positive returns reflecting gains in bond markets for the quarter. The fund underperformed its composite benchmark for the quarter. The underperformance of the composite benchmark can be attributed to the Equity Index Fund, Value Equity Fund, International Equity Fund and the Small Cap Equity Fund underperforming their respective benchmarks.

CAPITAL OPPORTUNITIES FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
--------------------------------------------------------------------------------

                                             GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                             ----------    ----------    -----------    ----------    ---------------------
  One Year                                    12.80%        12.28%        11.71%           N/A             N/A
  Since Inception                              5.72%         5.40%         5.73%          4.73%           4.74%
  Inception Date                             08/27/01      08/27/01      08/27/01       11/08/04         11/08/04

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.absbc.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS4 CLASS                      BENCHMARK INDEX**
                                                                         ---------                      -----------------
Aug 27 2001                                                                10000                              10000
Aug 2001                                                                    9759                               9736
Sep 2001                                                                    9081                               9087
Oct 2001                                                                    9314                               9301
Nov 2001                                                                    9759                               9751
Dec 2001                                                                    9832                               9836
Jan 2002                                                                    9714                               9707
Feb 2002                                                                    9663                               9632
Mar 2002                                                                    9972                               9927
Apr 2002                                                                    9751                               9695
May 2002                                                                    9722                               9671
Jun 2002                                                                    9288                               9222
Jul 2002                                                                    8655                               8668
Aug 2002                                                                    8722                               8728
Sep 2002                                                                    8067                               8073
Oct 2002                                                                    8435                               8506
Nov 2002                                                                    8802                               8871
Dec 2002                                                                    8530                               8582
Jan 2003                                                                    8362                               8409
Feb 2003                                                                    8278                               8328
Mar 2003                                                                    8300                               8343
Apr 2003                                                                    8820                               8893
May 2003                                                                    9293                               9341
Jun 2003                                                                    9415                               9455
Jul 2003                                                                    9515                               9545
Aug 2003                                                                    9721                               9733
Sep 2003                                                                    9736                               9790
Oct 2003                                                                   10164                              10219
Nov 2003                                                                   10255                              10346
Dec 2003                                                                   10682                              10787
Jan 2004                                                                   10846                              10968
Feb 2004                                                                   11003                              11133
Mar 2004                                                                   11003                              11092
Apr 2004                                                                   10783                              10824
May 2004                                                                   10870                              10906
Jun 2004                                                                   11074                              11087
Jul 2004                                                                   10807                              10818
Aug 2004                                                                   10878                              10910
Sep 2004                                                                   11082                              11078
Oct 2004                                                                   11238                              11276
Nov 2004                                                                   11693                              11695
Dec 2004                                                                   12049                              12051

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the MSCI ACWI(R) (All Country World Index) Ex-U.S. and the Lehman Brothers Aggregate Bond Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI(R) (All Country World Index) Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004                           SHARES         VALUE
-----------------                         ----------   --------------
AFFILIATED MUTUAL FUNDS -- 99.5%
  AB Funds Trust -- Equity Index Fund
    (GS4 Class)(inf)                       2,335,315   $   38,462,643
  AB Funds Trust -- Extended-Duration
    Bond Fund (GS4 Class)(inf)             3,473,929       51,865,760
  AB Funds Trust -- Growth Equity Fund
    (GS4 Class)(inf)                      14,973,461      244,516,623
  AB Funds Trust -- International Equity
    Fund (GS4 Class)(inf)                 13,738,034      208,818,115
  AB Funds Trust -- Low-Duration Bond
    Fund (GS4 Class)(inf)                  5,721,834       73,640,000
  AB Funds Trust -- Medium-Duration Bond
    Fund (GS4 Class)(inf)                  8,695,237      118,516,080
  AB Funds Trust -- Money Market Fund
    (GS4 Class)(inf)                      19,221,558       19,221,558
  AB Funds Trust -- Small Cap Equity
    Fund (GS4 Class)(inf)                  2,796,890       46,092,743
  AB Funds Trust -- Value Equity Fund
    (GS4 Class)(inf)                      14,033,311      248,950,934
                                                       --------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $849,295,591)                                   1,050,084,456
                                                       --------------

                                   PAR
                                ----------
U.S. TREASURY OBLIGATIONS -- 0.5%
  U.S. Treasury Bill
    2.14%, 03/24/05++++         $  910,000          905,652
  U.S. Treasury Bond
    6.50%, 02/15/10              4,090,000        4,631,766
                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $5,534,124)                               5,537,418
                                             --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $854,829,715)                         1,055,621,874
OTHER ASSETS LESS
  LIABILITIES -- 0.0%                               279,607
                                             --------------
NET ASSETS -- 100.0%                         $1,055,901,481
                                             ==============

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Bond Funds                                        23.1%
Domestic Equity Funds                             54.8%
Futures Contracts                                  1.4%
International Equity Funds                        19.8%
Money Market Funds                                 1.8%
U.S. Treasury Obligations                          0.5%
                                                -------
                                                 101.4%
                                                =======

---------------
+ Based on net assets.

                       See Notes to Financial Statements.

GLOBAL EQUITY FUND

Utilizing investments in the underlying Select Funds, the fund's actual allocation to the major asset classes at the end of the fourth quarter were 74% U.S. Equity, 25% non-U.S. equity and 1% fixed income. The fund's composite benchmark performance for the quarter was 11.45%.

The fund posted a positive return for the quarter. The positive returns can be attributed to allocations to the Equity Index Fund, Value Equity Fund, Growth Equity Fund, International Equity Fund and the Small Cap Equity Fund which benefited from gains in domestic and international stocks. The fund underperformed its composite benchmark for the quarter. The underperformance of the composite benchmark can be attributed to the Equity Index Fund, Value Equity Fund, International Equity Fund and the Small Cap Equity Fund underperforming their respective benchmarks.

GLOBAL EQUITY FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
--------------------------------------------------------------------------------

                                             GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                             ----------    ----------    -----------    ----------    ---------------------
  One Year                                     15.47%        15.17%       14.14%           N/A             N/A
  Since Inception                              5.14%         4.93%         5.18%          5.94%           6.13%
  Inception Date                              08/27/01      08/27/01     08/27/01        11/08/04        11/08/04

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.absbc.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS4 CLASS                      BENCHMARK INDEX**
                                                                         ---------                      -----------------
Aug 27 2001                                                                10000                              10000
Aug 2001                                                                    9654                               9629
Sep 2001                                                                    8747                               8736
Oct 2001                                                                    8968                               8950
Nov 2001                                                                    9587                               9569
Dec 2001                                                                    9704                               9701
Jan 2002                                                                    9527                               9505
Feb 2002                                                                    9424                               9376
Mar 2002                                                                    9896                               9811
Apr 2002                                                                    9542                               9440
May 2002                                                                    9475                               9381
Jun 2002                                                                    8899                               8773
Jul 2002                                                                    8080                               8036
Aug 2002                                                                    8109                               8064
Sep 2002                                                                    7252                               7214
Oct 2002                                                                    7732                               7742
Nov 2002                                                                    8161                               8186
Dec 2002                                                                    7760                               7772
Jan 2003                                                                    7543                               7561
Feb 2003                                                                    7394                               7429
Mar 2003                                                                    7424                               7451
Apr 2003                                                                    8021                               8085
May 2003                                                                    8536                               8578
Jun 2003                                                                    8685                               8723
Jul 2003                                                                    8909                               8930
Aug 2003                                                                    9140                               9145
Sep 2003                                                                    9073                               9134
Oct 2003                                                                    9632                               9696
Nov 2003                                                                    9729                               9849
Dec 2003                                                                   10241                              10375
Jan 2004                                                                   10422                              10578
Feb 2004                                                                   10587                              10752
Mar 2004                                                                   10557                              10672
Apr 2004                                                                   10362                              10421
May 2004                                                                   10489                              10541
Jun 2004                                                                   10730                              10754
Jul 2004                                                                   10362                              10370
Aug 2004                                                                   10392                              10422
Sep 2004                                                                   10632                              10626
Oct 2004                                                                   10805                              10849
Nov 2004                                                                   11407                              11415
Dec 2004                                                                   11826                              11842

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index and the MSCI ACWI(R) (All Country World Index) Ex-U.S.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI(R) (All Country World Index) Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS

       DECEMBER 31, 2004           SHARES         VALUE
       -----------------         -----------   ------------
AFFILIATED MUTUAL FUNDS -- 99.9%
  AB Funds Trust -- Equity
    Index Fund (GS4 Class)(inf)    2,736,310   $ 45,067,034
  AB Funds Trust -- Growth
    Equity Fund (GS4
    Class)(inf)                   18,000,869    293,954,196
  AB Funds Trust --
    International Equity Fund
    (GS4 Class)(inf)              16,177,559    245,898,896
  AB Funds Trust -- Money
    Market Fund (GS4
    Class)(inf)                   19,078,492     19,078,492
  AB Funds Trust -- Small Cap
    Equity Fund (GS4
    Class)(inf)                    3,372,364     55,576,565
  AB Funds Trust -- Value
    Equity Fund (GS4
    Class)(inf)                   16,590,833    294,321,380
                                               ------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $747,879,303)                           953,896,563
                                               ------------

                                     PAR
                                  ----------
U.S. TREASURY OBLIGATION -- 0.1%
  U.S. Treasury Bill
    2.14%, 03/24/05++++
      (Cost $1,288,688)           $1,295,000      1,288,812
                                               ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $749,167,991)                           955,185,375
OTHER ASSETS LESS
  LIABILITIES -- 0.0%                                46,405
                                               ------------
NET ASSETS -- 100.0%                           $955,231,780
                                               ============

---------------
++++ All or a portion of the security was held as collateral for open futures contracts.

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Domestic Equity Funds                             72.1%
Futures Contracts                                  1.6%
International Equity Funds                        25.8%
Money Market Funds                                 2.0%
U.S. Treasury Obligations                          0.1%
                                                 ------
                                                 101.6%
                                                 ======

---------------
+ Based on net assets.

                       See Notes to Financial Statements.

                      (This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES

                                                         FLEXIBLE        GROWTH &           CAPITAL            GLOBAL
DECEMBER 31, 2004                                      INCOME FUND     INCOME FUND     OPPORTUNITIES FUND   EQUITY FUND
-----------------                                      ------------   --------------   ------------------   ------------
ASSETS
  Investments in securities of affiliated issuers at
    value                                              $284,701,852   $1,289,407,377     $1,050,084,456     $953,896,563
  Investments in securities of unaffiliated issuers
    at value                                              3,096,092       12,522,125          5,537,418        1,288,812
                                                       ------------   --------------     --------------     ------------
  Total investments (1)                                 287,797,944    1,301,929,502      1,055,621,874      955,185,375
  Cash                                                           --           52,064                 --               --
Receivables:
  Dividends                                                   3,869           27,741             28,977           24,577
  Interest                                                    7,620          254,109            100,416               --
  Fund shares sold                                           42,486          173,982            265,467          188,524
  Receivable from advisor                                     1,197               --                 --               --
Prepaid expenses and other assets                            21,159           22,204             20,989           21,192
                                                       ------------   --------------     --------------     ------------
  Total Assets                                          287,874,275    1,302,459,602      1,056,037,723      955,419,668
                                                       ------------   --------------     --------------     ------------
LIABILITIES
Payables:
  Fund shares redeemed                                       27,953           23,433                 --           62,197
  Variation margin                                              750            9,750             11,750           12,250
Accrued expenses:
  Advisory fee payable                                           --           82,015             67,793           61,297
  Distribution fee payable                                    2,277            2,397              1,897            2,418
  Service fee payable                                         1,992            2,117              1,563            2,132
  Other accrued expenses payable                             33,704           65,900             53,239           47,594
                                                       ------------   --------------     --------------     ------------
  Total Liabilities                                          66,676          185,612            136,242          187,888
                                                       ------------   --------------     --------------     ------------
NET ASSETS                                             $287,807,599   $1,302,273,990     $1,055,901,481     $955,231,780
                                                       ============   ==============     ==============     ============
NET ASSETS CONSIST OF:
Paid-in-capital                                        $236,028,258   $1,058,663,549     $  848,249,487     $745,309,755
Undistributed net investment income (loss)                    1,869              170           (100,590)           4,528
Accumulated net realized gain on investments              1,249,170        9,965,637          6,660,807        3,616,832
Net unrealized appreciation (depreciation) on
  investments and futures transactions                   50,528,302      233,644,634        201,091,777      206,300,665
                                                       ------------   --------------     --------------     ------------
NET ASSETS                                             $287,807,599   $1,302,273,990     $1,055,901,481     $955,231,780
                                                       ============   ==============     ==============     ============
NET ASSET VALUE:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS4 Class                 $270,912,835   $1,283,981,865     $1,043,625,128     $936,733,991
                                                       ------------   --------------     --------------     ------------
GS4 shares outstanding                                   20,554,198       89,963,061         69,416,602       60,254,563
                                                       ------------   --------------     --------------     ------------
  Net asset value, offering price and redemption
    price per GS4 share                                $      13.18   $        14.27     $        15.03     $      15.55
                                                       ============   ==============     ==============     ============
Net assets applicable to the GS6 Class                 $ 11,815,071   $   13,118,418     $    7,042,548     $ 13,201,598
                                                       ------------   --------------     --------------     ------------
GS6 shares outstanding                                    1,254,384        1,350,472            666,407        1,163,212
                                                       ------------   --------------     --------------     ------------
  Net asset value, offering and redemption price per
    GS6 share                                          $       9.42   $         9.71     $        10.57     $      11.35
                                                       ============   ==============     ==============     ============
Net assets applicable to the GS8 Class                 $  5,079,693   $    5,173,707     $    5,233,805     $  5,296,191
                                                       ------------   --------------     --------------     ------------
GS8 shares outstanding                                      539,068          532,427            495,428          466,683
                                                       ------------   --------------     --------------     ------------
  Net asset value, offering and redemption price per
    GS8 share                                          $       9.42   $         9.72     $        10.56     $      11.35
                                                       ============   ==============     ==============     ============
---------------
(1) Investments in securities of affiliated issuers
  at cost                                              $234,193,538   $1,055,937,688     $  849,295,591     $747,879,303
    Investments in securities of unaffiliated issuers
       at cost                                            3,095,961       12,583,521          5,534,124        1,288,688
                                                       ------------   --------------     --------------     ------------
    Total investments at cost                          $237,289,499   $1,068,521,209     $  854,829,715     $749,167,991
                                                       ============   ==============     ==============     ============

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

                                                       FLEXIBLE       GROWTH &          CAPITAL            GLOBAL
FOR THE YEAR ENDED DECEMBER 31, 2004                  INCOME FUND   INCOME FUND    OPPORTUNITIES FUND   EQUITY FUND
------------------------------------                  -----------   ------------   ------------------   ------------
INVESTMENT INCOME
  Income distributions received from affiliated
    funds                                             $ 4,789,966   $ 23,810,428      $ 13,756,631      $  7,728,679
  Interest                                                 67,935        391,100           150,865            15,972
                                                      -----------   ------------      ------------      ------------
Total Investment Income                                 4,857,901     24,201,528        13,907,496         7,744,651
                                                      -----------   ------------      ------------      ------------
EXPENSES
  Investment advisory fees                                284,792      1,209,666           965,931           869,458
  Transfer agent fees
    GS4 shares                                             19,371         22,350            21,038            20,752
    GS6 shares                                             22,175         41,615            28,714            27,247
    GS8 shares                                              1,900          2,892             2,385             2,261
  Custodian fees                                           10,332         25,575            20,944            19,517
  Distribution fees:
    GS6 shares                                             12,686         15,057             8,770            11,485
    GS8 shares                                              2,231          2,253             2,267             2,282
  Shareholder servicing fees:
    GS6 shares                                              1,881          2,069             1,112             2,059
    GS8 shares                                              1,503          1,518             1,528             1,537
  Accounting and administration fees                       84,488        199,456           175,062           165,359
  Professional fees                                        42,848         41,866            41,848            41,848
  Blue sky fees
    GS4 shares                                              2,516          2,514             2,365             2,364
    GS6 shares                                             15,581         15,916            14,977            14,903
    GS8 shares                                                498            548               492               506
  Shareholder reporting fees
    GS4 shares                                              4,167          6,869             5,424             4,956
    GS6 shares                                              8,143         20,708            13,783            11,691
    GS8 shares                                                  5              5                 5                 5
  Trustee fees                                              1,459          6,176             4,936             4,442
  Line of credit facility fees                              1,554          6,512             5,203             4,699
  Other expenses                                           15,173         22,378            18,594            16,052
                                                      -----------   ------------      ------------      ------------
Total Expenses                                            533,303      1,645,943         1,335,378         1,223,423
Expenses waived net of amounts recaptured (See
  Footnote 3c)                                           (117,642)       (11,549)          (28,222)          (44,960)
Fees paid indirectly                                         (185)          (350)             (221)             (285)
                                                      -----------   ------------      ------------      ------------
Net expenses                                              415,476      1,634,044         1,306,935         1,178,178
                                                      -----------   ------------      ------------      ------------
NET INVESTMENT INCOME                                   4,442,425     22,567,484        12,600,561         6,566,473
                                                      -----------   ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital gain distributions received from
    affiliated funds                                      961,932      9,671,577         5,167,825         2,397,326
  Net realized gain on investment securities of
    affiliated issuers                                  1,778,005      9,714,463         6,078,229         4,774,785
  Net realized gain (loss) on investment securities
    of unaffiliated issuers                               (40,120)        37,284             3,188                --
  Net realized gain on futures transactions                65,551      1,224,509         1,401,101         1,545,300
                                                      -----------   ------------      ------------      ------------
  Net realized gain                                     2,765,368     20,647,833        12,650,343         8,717,411
                                                      -----------   ------------      ------------      ------------
  Change in net unrealized appreciation
    (depreciation) on investment securities of
    affiliated issuers                                  5,797,858     75,080,787        93,501,041       112,351,417
  Change in net unrealized appreciation
    (depreciation) on investment securities of
    unaffiliated issuers                                   (6,755)      (133,163)          (16,534)               90
  Change in net unrealized appreciation
    (depreciation) on futures transactions                 (2,480)      (216,812)         (228,173)         (420,400)
                                                      -----------   ------------      ------------      ------------
Net change in unrealized appreciation (depreciation)    5,788,623     74,730,812        93,256,334       111,931,107
                                                      -----------   ------------      ------------      ------------
NET REALIZED AND UNREALIZED GAIN                        8,553,991     95,378,645       105,906,677       120,648,518
                                                      -----------   ------------      ------------      ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $12,996,416   $117,946,129      $118,507,238      $127,214,991
                                                      ===========   ============      ============      ============

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                    FLEXIBLE INCOME FUND              GROWTH & INCOME FUND
                                               -------------------------------   -------------------------------
                                                FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                               ENDED 12/31/04   ENDED 12/31/03   ENDED 12/31/04   ENDED 12/31/03
                                               --------------   --------------   --------------   --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                         $  4,442,425     $  5,478,241    $   22,567,484   $   23,456,542
  Net realized gain on investment securities
     and futures transactions                      2,765,368        8,559,615        20,647,833       35,021,999
  Net change in unrealized appreciation
     (depreciation) on investment securities
     and futures transactions                      5,788,623       10,589,629        74,730,812      125,109,667
                                                ------------     ------------    --------------   --------------
Net increase in net assets resulting from
  operations                                      12,996,416       24,627,485       117,946,129      183,588,208
                                                ------------     ------------    --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  INVESTMENT INCOME
  GS4 shares                                      (6,071,685)      (4,176,812)      (25,716,823)     (28,642,469)
  GS6 shares                                        (501,693)        (402,711)         (502,343)        (763,570)
  GS8 shares                                         (67,733)              --           (83,573)              --
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  CAPITAL GAINS
  GS4 shares                                      (2,610,188)      (6,235,277)      (17,361,990)     (21,625,383)
  GS6 shares                                        (158,099)        (658,891)         (257,791)        (621,863)
  GS8 shares                                         (67,996)              --          (101,694)              --
                                                ------------     ------------    --------------   --------------
Total dividends and distributions                 (9,477,394)     (11,473,691)      (44,024,214)     (51,653,285)
                                                ------------     ------------    --------------   --------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS                                    10,786,400      (19,531,754)       85,621,629      (25,912,931)
                                                ------------     ------------    --------------   --------------
Total increase (decrease) in net assets           14,305,422       (6,377,960)      159,543,544      106,021,992
                                                ------------     ------------    --------------   --------------
NET ASSETS:
  Beginning of the Period                        273,502,177      279,880,137     1,142,730,446    1,036,708,454
                                                ------------     ------------    --------------   --------------
  End of the Period                             $287,807,599     $273,502,177    $1,302,273,990   $1,142,730,446
                                                ============     ============    ==============   ==============

                       See Notes to Financial Statements.

      CAPITAL OPPORTUNITIES FUND            GLOBAL EQUITY FUND
    -------------------------------   -------------------------------
     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
    ENDED 12/31/04   ENDED 12/31/03   ENDED 12/31/04   ENDED 12/31/03
    --------------   --------------   --------------   --------------
    $   12,600,561    $ 12,343,331     $  6,566,473     $  5,570,257
        12,650,343      14,442,437        8,717,411        2,845,134
        93,256,334     158,534,721      111,931,107      188,562,224
    --------------    ------------     ------------     ------------
       118,507,238     185,320,489      127,214,991      196,977,615
    --------------    ------------     ------------     ------------
       (13,922,864)    (14,672,538)      (6,887,129)      (5,053,675)
          (156,894)       (267,521)        (123,145)        (110,878)
           (50,485)             --          (19,437)              --
        (8,449,675)     (8,979,773)      (4,836,704)              --
           (80,682)       (190,056)         (93,170)              --
           (59,990)             --          (37,396)              --
    --------------    ------------     ------------     ------------
       (22,720,590)    (24,109,888)     (11,996,981)      (5,164,553)
    --------------    ------------     ------------     ------------
        46,508,323      (3,431,171)      20,633,510       (1,281,018)
    --------------    ------------     ------------     ------------
       142,294,971     157,779,430      135,851,520      190,532,044
    --------------    ------------     ------------     ------------
       913,606,510     755,827,080      819,380,260      628,848,216
    --------------    ------------     ------------     ------------
    $1,055,901,481    $913,606,510     $955,231,780     $819,380,260
    ==============    ============     ============     ============

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                          FLEXIBLE INCOME FUND
                                                              ---------------------------------------------
                                                                                GS4 CLASS
                                                              ---------------------------------------------
                                                              FOR THE    FOR THE    FOR THE      FOR THE
                                                                YEAR       YEAR       YEAR        PERIOD
                                                               ENDED      ENDED      ENDED     08/27/01* TO
                                                              12/31/04   12/31/03   12/31/02     12/31/01
                                                              --------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD                        $  13.00   $  12.40   $  13.15     $  13.29
                                                              --------   --------   --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (1)                                       0.21#      0.31       0.38         0.17
  Capital gain distributions received from affiliated funds       0.04       0.02       0.10         0.06
  Realized and unrealized gain (loss) on investment
    securities and futures transactions -- net                    0.37       0.82      (0.62)       (0.12)
                                                              --------   --------   --------     --------
    Total from investment operations                              0.62       1.15      (0.14)        0.11
                                                              --------   --------   --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income (5)                       (0.31)     (0.22)     (0.44)       (0.22)
  Distributions from capital gains                               (0.13)     (0.33)     (0.17)       (0.03)
                                                              --------   --------   --------     --------
    Total dividends and distributions                            (0.44)     (0.55)     (0.61)       (0.25)
                                                              --------   --------   --------     --------
NET ASSET VALUE -- END OF PERIOD                              $  13.18   $  13.00   $  12.40     $  13.15
                                                              ========   ========   ========     ========
TOTAL RETURN (2)                                                  4.76%      9.33%     (1.10%)       0.79%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets of:
  Expenses -- net (3)(4)                                          0.13%      0.13%      0.13%        0.13%
  Expenses -- including expense reduction (3)(4)                  0.13%      0.13%      0.13%        0.13%
  Expenses -- before waivers and expense reductions (3)(4)        0.17%      0.20%      0.17%        0.18%
  Investment income -- net (1)(3)                                 1.60%      2.01%      2.86%        3.67%
  Investment income (loss) -- excluding waivers and expense
    reduction (1)(3)                                              1.56%      1.94%      2.82%        3.62%
  Portfolio turnover rate (2)                                    10.98%     13.44%     13.56%        4.02%
Net Assets -- end of the period (000's)                       $270,913   $253,828   $263,646     $286,628
                                                              ========   ========   ========     ========

---------------
 *  Commencement of operations.
 #  Calculated using the average shares outstanding method.
(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Non-annualized.
(3) Annualized.
(4) Does not include expenses of the investment companies in which the Fund invests.
(5) Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.

                       See Notes to Financial Statements.

                         FLEXIBLE INCOME FUND
     ------------------------------------------------------------
                       GS6 CLASS                      GS8 CLASS
     ---------------------------------------------   ------------
     FOR THE    FOR THE    FOR THE      FOR THE        FOR THE
       YEAR       YEAR       YEAR        PERIOD         PERIOD
      ENDED      ENDED      ENDED     08/27/01* TO   11/08/04* TO
     12/31/04   12/31/03   12/31/02     12/31/01       12/31/04
     --------   --------   --------   ------------   ------------
     $  9.41    $  9.12    $  9.83      $ 10.00         $ 9.53
     -------    -------    -------      -------         ------
        0.11#      0.21       0.23         0.10           0.06#
        0.04       0.02       0.10         0.06           0.04
        0.27       0.59      (0.45)       (0.08)          0.05
     -------    -------    -------      -------         ------
        0.42       0.82      (0.12)        0.08           0.15
     -------    -------    -------      -------         ------
       (0.28)     (0.20)     (0.42)       (0.22)         (0.13)
       (0.13)     (0.33)     (0.17)       (0.03)         (0.13)
     -------    -------    -------      -------         ------
       (0.41)     (0.53)     (0.59)       (0.25)         (0.26)
     -------    -------    -------      -------         ------
     $  9.42    $  9.41    $  9.12      $  9.83         $ 9.42
     =======    =======    =======      =======         ======
        4.52%      9.06%     (1.27%)       0.72%          1.56%
        0.36%      0.35%      0.32%        0.48%          0.45%
        0.36%      0.35%      0.32%        0.48%          0.45%
        0.45%      0.46%      0.43%       66.47%          1.03%
        1.14%      1.90%      2.82%        6.69%          4.43%
        1.05%      1.79%      2.71%      (59.30%)         3.85%
       10.98%     13.44%     13.56%        4.02%         10.98%
     $11,815    $19,674    $16,234      $   325         $5,080
     =======    =======    =======      =======         ======

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                             GROWTH & INCOME FUND
                                                              ---------------------------------------------------
                                                                                   GS4 CLASS
                                                              ---------------------------------------------------
                                                               FOR THE      FOR THE      FOR THE       FOR THE
                                                                 YEAR         YEAR         YEAR         PERIOD
                                                                ENDED        ENDED        ENDED      08/27/01* TO
                                                               12/31/04     12/31/03     12/31/02      12/31/01
                                                              ----------   ----------   ----------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD                        $    13.41   $    11.82   $    13.44    $    13.74
                                                              ----------   ----------   ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (1)                                         0.26#        0.29         0.36          0.14
  Capital gain distributions received from affiliated funds         0.11         0.15         0.12          0.06
  Realized and unrealized gain (loss) on investment
    securities and futures transactions -- net                      0.99         1.78        (1.33)        (0.27)
                                                              ----------   ----------   ----------    ----------
    Total from investment operations                                1.36         2.22        (0.85)        (0.07)
                                                              ----------   ----------   ----------    ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income (5)                         (0.30)       (0.36)       (0.42)        (0.19)
  Distributions from capital gains                                 (0.20)       (0.27)       (0.35)        (0.04)
                                                              ----------   ----------   ----------    ----------
    Total dividends and distributions                              (0.50)       (0.63)       (0.77)        (0.23)
                                                              ----------   ----------   ----------    ----------
NET ASSET VALUE -- END OF PERIOD                              $    14.27   $    13.41   $    11.82    $    13.44
                                                              ==========   ==========   ==========    ==========
TOTAL RETURN (2)                                                   10.13%       18.79%       (6.37%)       (0.47%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets of:
  Expenses -- net (3)(4)                                            0.13%        0.13%        0.13%         0.13%
  Expenses -- including expense reduction (3)(4)                    0.13%        0.13%        0.13%         0.13%
  Expenses -- before waivers and expense reductions (3)(4)          0.13%        0.13%        0.13%         0.17%
  Investment income -- net (1)(3)                                   1.90%        2.22%        2.68%         2.87%
  Investment income (loss) -- excluding waivers and expense
    reduction (1)(3)                                                1.90%        2.22%        2.68%         2.83%
  Portfolio turnover rate (2)                                       6.12%       10.38%       12.04%         4.27%
Net Assets -- end of the period (000's)                       $1,283,982   $1,120,080   $1,019,700    $1,156,044
                                                              ==========   ==========   ==========    ==========

---------------

 *  Commencement of operations.
 #  Calculated using the average shares outstanding method.
(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Non-annualized.
(3) Annualized.
(4) Does not include expenses of the investment companies in which the Fund invests.
(5) Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.

                       See Notes to Financial Statements.

                         GROWTH & INCOME FUND
     ------------------------------------------------------------
                       GS6 CLASS                      GS8 CLASS
     ---------------------------------------------   ------------
     FOR THE    FOR THE    FOR THE      FOR THE        FOR THE
       YEAR       YEAR       YEAR        PERIOD         PERIOD
      ENDED      ENDED      ENDED     08/27/01* TO   11/08/04* TO
     12/31/04   12/31/03   12/31/02     12/31/01       12/31/04
     --------   --------   --------   ------------   ------------
     $  9.28    $  8.34    $  9.72       $10.00         $ 9.74
     -------    -------    -------       ------         ------
        0.12#      0.16       0.21         0.07           0.07#
        0.11       0.15       0.12         0.06           0.11
        0.66       1.23      (0.96)       (0.18)          0.16
     -------    -------    -------       ------         ------
        0.89       1.54      (0.63)       (0.05)          0.34
     -------    -------    -------       ------         ------
       (0.26)     (0.33)     (0.40)       (0.19)         (0.16)
       (0.20)     (0.27)     (0.35)       (0.04)         (0.20)
     -------    -------    -------       ------         ------
       (0.46)     (0.60)     (0.75)       (0.23)         (0.36)
     -------    -------    -------       ------         ------
     $  9.71    $  9.28    $  8.34       $ 9.72         $ 9.72
     =======    =======    =======       ======         ======
        9.66%     18.52%     (6.59%)      (0.52%)         3.50%
        0.46%      0.45%      0.37%        0.48%          0.61%
        0.46%      0.45%      0.37%        0.48%          0.61%
        0.52%      0.54%      0.45%        6.53%          1.13%
        1.28%      2.00%      2.64%        4.44%          4.84%
        1.22%      1.91%      2.56%       (1.61%)         4.32%
        6.12%     10.38%     12.04%        4.27%          6.12%
     $13,118    $22,650    $17,009       $1,334         $5,174
     =======    =======    =======       ======         ======

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                        CAPITAL OPPORTUNITIES FUND
                                                              -----------------------------------------------
                                                                                 GS4 CLASS
                                                              -----------------------------------------------
                                                               FOR THE     FOR THE    FOR THE      FOR THE
                                                                 YEAR        YEAR       YEAR        PERIOD
                                                                ENDED       ENDED      ENDED     08/27/01* TO
                                                               12/31/04    12/31/03   12/31/02     12/31/01
                                                              ----------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD                        $    13.62   $  11.17   $  13.37     $  13.71
                                                              ----------   --------   --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (1)                                         0.19#      0.19       0.22         0.08
  Capital gain distributions received from affiliated funds         0.08       0.07       0.06         0.03
  Realized and unrealized gain (loss) on investment
    securities and futures transactions -- net                      1.47       2.56      (2.05)       (0.34)
                                                              ----------   --------   --------     --------
    Total from investment operations                                1.74       2.82      (1.77)       (0.23)
                                                              ----------   --------   --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income (5)                         (0.21)     (0.23)     (0.24)       (0.11)
  Distributions from capital gains                                 (0.12)     (0.14)     (0.19)          --(+)
                                                              ----------   --------   --------     --------
    Total dividends and distributions                              (0.33)     (0.37)     (0.43)       (0.11)
                                                              ----------   --------   --------     --------
NET ASSET VALUE -- END OF PERIOD                              $    15.03   $  13.62   $  11.17     $  13.37
                                                              ==========   ========   ========     ========
TOTAL RETURN (2)                                                   12.80%     25.23%    (13.25%)      (1.68%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets of:
  Expenses -- net (3)(4)                                            0.13%      0.13%      0.13%        0.13%
  Expenses -- including expense reduction (3)(4)                    0.13%      0.13%      0.13%        0.13%
  Expenses -- before waivers and expense reductions (3)(4)          0.13%      0.14%      0.14%        0.17%
  Investment income -- net (1)(3)                                   1.33%      1.54%      1.72%        1.76%
  Investment income (loss) -- excluding waivers and expense
    reduction (1)(3)                                                1.33%      1.53%      1.71%        1.72%
  Portfolio turnover rate (2)                                       3.47%      7.75%     10.33%        3.42%
Net Assets -- end of the period (000's)                       $1,043,625   $900,021   $745,968     $883,648
                                                              ==========   ========   ========     ========

---------------
 *  Commencement of operations.
 #  Calculated using the average shares outstanding method.
(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Non-annualized.
(3) Annualized.
(4) Does not include expenses of the investment companies in which the Fund invests.
(5) Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(+) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

                      CAPITAL OPPORTUNITIES FUND
     ------------------------------------------------------------
                       GS6 CLASS                      GS8 CLASS
     ---------------------------------------------   ------------
     FOR THE    FOR THE    FOR THE      FOR THE        FOR THE
       YEAR       YEAR       YEAR        PERIOD         PERIOD
      ENDED      ENDED      ENDED     08/27/01* TO   11/08/04* TO
     12/31/04   12/31/03   12/31/02     12/31/01       12/31/04
     --------   --------   --------   ------------   ------------
      $ 9.67    $  8.01    $  9.73      $ 10.00         $10.31
      ------    -------    -------      -------         ------
        0.07#      0.11       0.12         0.03           0.04#
        0.08       0.07       0.06         0.03           0.08
        1.03       1.82      (1.50)       (0.22)          0.35
      ------    -------    -------      -------         ------
        1.18       2.00      (1.32)       (0.16)          0.47
      ------    -------    -------      -------         ------
       (0.16)     (0.20)     (0.21)       (0.11)         (0.10)
       (0.12)     (0.14)     (0.19)          --(+)       (0.12)
      ------    -------    -------      -------         ------
       (0.28)     (0.34)     (0.40)       (0.11)         (0.22)
      ------    -------    -------      -------         ------
      $10.57    $  9.67    $  8.01      $  9.73         $10.56
      ======    =======    =======      =======         ======
       12.28%     24.93%    (13.56%)      (1.64%)         4.63%
        0.56%      0.52%      0.42%        0.48%          1.00%
        0.56%      0.52%      0.42%        0.48%          1.00%
        0.61%      0.62%      0.55%       43.03%          1.06%
        0.66%      1.20%      1.54%        3.87%          2.93%
        0.61%      1.10%      1.41%      (38.68%)         2.87%
        3.47%      7.75%     10.33%        3.42%          3.47%
      $7,042    $13,585    $ 9,859      $   331         $5,234
      ======    =======    =======      =======         ======

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                           GLOBAL EQUITY FUND
                                                              ---------------------------------------------
                                                                                GS4 CLASS
                                                              ---------------------------------------------
                                                              FOR THE    FOR THE    FOR THE      FOR THE
                                                                YEAR       YEAR       YEAR        PERIOD
                                                               ENDED      ENDED      ENDED     08/27/01* TO
                                                              12/31/04   12/31/03   12/31/02     12/31/01
                                                              --------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD                        $  13.64   $  10.40   $  13.14     $  13.57
                                                              --------   --------   --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (1)                                       0.11#      0.10       0.08         0.03
  Capital gain distributions received from affiliated funds       0.04         --         --(+)         --
  Realized and unrealized gain (loss) on investment
    securities and futures transactions -- net                    1.96       3.23      (2.71)       (0.43)
                                                              --------   --------   --------     --------
    Total from investment operations                              2.11       3.33      (2.63)       (0.40)
                                                              --------   --------   --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income (5)                       (0.12)     (0.09)     (0.08)       (0.03)
  Distributions from capital gains                               (0.08)        --      (0.03)          --(+)
                                                              --------   --------   --------     --------
    Total dividends and distributions                            (0.20)     (0.09)     (0.11)       (0.03)
                                                              --------   --------   --------     --------
NET ASSET VALUE -- END OF PERIOD                              $  15.55   $  13.64   $  10.40     $  13.14
                                                              ========   ========   ========     ========
TOTAL RETURN (2)                                                 15.47%     31.99%    (20.04%)      (2.96%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets of:
  Expenses -- net (3)(4)                                          0.13%      0.13%      0.13%        0.13%
  Expenses -- including expense reduction (3)(4)                  0.13%      0.13%      0.13%        0.13%
  Expenses -- before waivers and expense reductions (3)(4)        0.13%      0.14%      0.14%        0.17%
  Investment income -- net (1)(3)                                 0.77%      0.82%      0.68%        0.61%
  Investment income (loss) -- excluding waivers and expense
    reduction (1)(3)                                              0.77%      0.81%      0.67%        0.57%
  Portfolio turnover rate (2)                                     2.37%      4.17%      6.33%        2.70%
Net Assets -- end of the period (000's)                       $936,734   $801,407   $616,043     $810,507
                                                              ========   ========   ========     ========

---------------

 *  Commencement of operations.
 #  Calculated using the average shares outstanding method.
(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Non-annualized.
(3) Annualized.
(4) Does not include expenses of the investment companies in which the Fund invests.
(5) Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(+) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

                          GLOBAL EQUITY FUND
     ------------------------------------------------------------
                       GS6 CLASS                      GS8 CLASS
     ---------------------------------------------   ------------
     FOR THE    FOR THE    FOR THE      FOR THE        FOR THE
       YEAR       YEAR       YEAR        PERIOD         PERIOD
      ENDED      ENDED      ENDED     08/27/01* TO   11/08/04* TO
     12/31/04   12/31/03   12/31/02     12/31/01       12/31/04
     --------   --------   --------   ------------   ------------
     $ 10.00    $  7.65    $  9.70      $ 10.00         $10.83
     -------    -------    -------      -------         ------
        0.04#      0.05       0.04         0.02           0.03#
        0.04         --         --(+)        --           0.04
        1.43       2.36      (2.00)       (0.29)          0.57
     -------    -------    -------      -------         ------
        1.51       2.41      (1.96)       (0.27)          0.64
     -------    -------    -------      -------         ------
       (0.08)     (0.06)     (0.06)       (0.03)         (0.04)
       (0.08)        --      (0.03)          --(+)       (0.08)
     -------    -------    -------      -------         ------
       (0.16)     (0.06)     (0.09)       (0.03)         (0.12)
     -------    -------    -------      -------         ------
     $ 11.35    $ 10.00    $  7.65      $  9.70         $11.35
     =======    =======    =======      =======         ======
       15.17%     31.53%    (20.25%)      (2.75%)         5.94%
        0.44%      0.43%      0.35%        0.48%          0.87%
        0.44%      0.43%      0.35%        0.48%          0.87%
        0.50%      0.48%      0.44%       66.34%          1.04%
        0.37%      0.53%      0.53%        1.57%          1.64%
        0.31%      0.48%      0.44%      (64.29%)         1.47%
        2.37%      4.17%      6.33%        2.70%          2.37%
     $13,202    $17,973    $12,805      $   207         $5,296
     =======    =======    =======      =======         ======

                       See Notes to Financial Statements.

FLEXIBLE INCOME FUND I

Utilizing investments in the underlying Select Funds, the fund's actual allocation to the major asset classes at the end of the fourth quarter were 19% U.S. Equity, 7% non-U.S. equity and 74% fixed income. The fund's composite benchmark performance for the quarter was 2.79%.

The fund posted a positive return for the quarter which can be attributed to the smaller allocations to the Equity Select Funds as a result of gains in the equity markets. The fund outperformed its composite benchmark for the quarter which can be attributed to the Low-Duration Bond Fund and the Growth Equity Fund outperforming their respective benchmarks.

FLEXIBLE INCOME FUND I

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
--------------------------------------------------------------------------------

                                                                GS2 CLASS*    BENCHMARK**
                                                                ----------    -----------
  One Year                                                          4.77%         4.12%
  Since Inception                                                   6.16%         6.09%
  Inception Date                                                 07/01/03      07/01/03

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.absbc.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS2 CLASS                      BENCHMARK INDEX**
                                                                         ---------                      -----------------
Jul 1 2003                                                                 10000                              10000
Jul 2003                                                                    9970                              10019
Aug 2003                                                                   10050                              10084
Sep 2003                                                                   10120                              10148
Oct 2003                                                                   10230                              10276
Nov 2003                                                                   10270                              10312
Dec 2003                                                                   10440                              10494
Jan 2004                                                                   10511                              10562
Feb 2004                                                                   10592                              10643
Mar 2004                                                                   10613                              10647
Apr 2004                                                                   10511                              10508
May 2004                                                                   10532                              10531
Jun 2004                                                                   10592                              10584
Jul 2004                                                                   10521                              10518
Aug 2004                                                                   10572                              10586
Sep 2004                                                                   10633                              10630
Oct 2004                                                                   10704                              10710
Nov 2004                                                                   10831                              10809
Dec 2004                                                                   10939                              10927

The graph compares the results of a $10,000 investment in the GS2 Class of the Fund since July 1, 2003 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index. *These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the MSCI ACWI(R) (All Country World Index) Ex-U.S. and the Merrill Lynch 1-3 Year Treasury Index.
The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI ACWI(R) (All Country World Index) Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.
Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

FLEXIBLE INCOME FUND I
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004                          SHARES        VALUE
-----------------                         ---------   -----------
AFFILIATED MUTUAL FUNDS -- 99.0%
  AB Funds Trust -- Equity Index Fund
    (GS2 Class)(inf)                         41,669   $   407,524
  AB Funds Trust -- Growth Equity Fund
    (GS2 Class)(inf)                        235,015     2,418,301
  AB Funds Trust -- International Equity
    Fund (GS2 Class)(inf)                   163,047     2,108,203
  AB Funds Trust -- Low-Duration Bond
    Fund (GS2 Class)(inf)                 2,435,983    22,703,364
  AB Funds Trust -- Money Market Fund
    (GS2 Class)(inf)                        410,574       410,574
  AB Funds Trust -- Small Cap Equity
    Fund (GS2 Class)(inf)                    37,780       472,627
  AB Funds Trust -- Value Equity Fund
    (GS2 Class)(inf)                        229,553     2,626,086
                                                      -----------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $30,480,521)                                   31,146,679
                                                      -----------

                                       PAR
                                    ---------
U.S. TREASURY OBLIGATIONS -- 1.3%
  U.S. Treasury Bill 2.14%,
    03/24/05++++                    $  20,000        19,904
  U.S. Treasury Note
    2.88%, 11/30/06                   380,000       378,932
                                                -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $399,041)                                   398,836
                                                -----------
TOTAL INVESTMENTS -- 100.3%
  (Cost $30,879,562)                             31,545,515
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.3%)                                  (98,040)
                                                -----------
NET ASSETS -- 100.0%                            $31,447,475
                                                ===========

---------------
++++ All or a portion of the security was held as collateral for open futures contracts.

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Bond Funds                                        72.2%
Domestic Equity Funds                             18.8%
Futures Contracts                                  0.4%
International Equity Funds                         6.7%
Money Market Funds                                 1.3%
U.S. Treasury Obligations                          1.3%
                                                 ------
                                                 100.7%
                                                 ======

---------------
+ Based on net assets.

                            See Notes to Statements.

GROWTH & INCOME FUND I

Utilizing investments in the underlying Select Funds, the fund's actual allocation to the major asset classes at the end of the fourth quarter were 37% U.S. Equity, 14% non-U.S. equity and 49% fixed income. The fund's composite benchmark performance for the quarter was 6.15%.

The fund posted a positive return for the quarter. The positive returns can be attributed to allocations to the Equity Index Fund, Value Equity Fund, Growth Equity Fund, International Equity Fund and the Small Cap Equity Fund which benefited from gains in domestic and international stocks. Allocations to the Low-Duration Bond Fund, Medium-Duration Bond Fund and the Extended-Duration Bond Fund also attributed to the positive returns reflecting the gains in bond markets for the quarter. The fund outperformed its composite benchmark for the quarter. The outperformance of the composite benchmark can be attributed to the Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, and the Growth Equity Fund outperforming their respective benchmarks.

GROWTH & INCOME FUND I

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
--------------------------------------------------------------------------------

                                                                GS2 CLASS*    BENCHMARK**
                                                                ----------    -----------
  One Year                                                       10.26%         9.28%
  Since Inception                                                12.98%        12.61%
  Inception Date                                                07/01/03      07/01/03

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.absbc.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS2 CLASS                      BENCHMARK INDEX**
                                                                         ---------                      -----------------
Jul 1 2003                                                                 10000                              10000
Jul 2003                                                                    9930                               9951
Aug 2003                                                                   10100                              10104
Sep 2003                                                                   10200                              10234
Oct 2003                                                                   10480                              10501
Nov 2003                                                                   10570                              10597
Dec 2003                                                                   10893                              10935
Jan 2004                                                                   11037                              11086
Feb 2004                                                                   11181                              11238
Mar 2004                                                                   11211                              11239
Apr 2004                                                                   10965                              10961
May 2004                                                                   11017                              11001
Jun 2004                                                                   11170                              11143
Jul 2004                                                                   11027                              11000
Aug 2004                                                                   11140                              11133
Sep 2004                                                                   11304                              11258
Oct 2004                                                                   11447                              11424
Nov 2004                                                                   11737                              11678
Dec 2004                                                                   12011                              11951

The graph compares the results of a $10,000 investment in the GS2 Class of the Fund since July 1, 2003 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the MSCI ACWI(R) (All Country World Index) Ex-U.S. and the Lehman Brothers Aggregate Bond Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI(R) (All Country World Index) Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchased by foreigners.

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

GROWTH & INCOME FUND I
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004                           SHARES        VALUE
-----------------                         ----------   ------------
AFFILIATED MUTUAL FUNDS -- 98.8%
  AB Funds Trust -- Equity Index Fund
    (GS2 Class)(inf)                         299,316   $  2,927,306
  AB Funds Trust -- Extended-Duration
    Bond Fund (GS2 Class)(inf)             1,352,065     12,033,377
  AB Funds Trust -- Growth Equity Fund
    (GS2 Class)(inf)                       1,806,787     18,591,833
  AB Funds Trust -- International Equity
    Fund (GS2 Class)(inf)                  1,334,118     17,250,140
  AB Funds Trust -- Low-Duration Bond
    Fund (GS2 Class)(inf)                  1,873,364     17,459,752
  AB Funds Trust -- Medium-Duration Bond
    Fund (GS2 Class)(inf)                  3,098,192     28,069,616
  AB Funds Trust -- Money Market Fund
    (GS2 Class)(inf)                       1,907,478      1,907,478
  AB Funds Trust -- Small Cap Equity
    Fund (GS2 Class)(inf)                    289,293      3,619,061
  AB Funds Trust -- Value Equity Fund
    (GS2 Class)(inf)                       1,648,553     18,859,445
                                                       ------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $112,635,989)                                   120,718,008
                                                       ------------

                                     PAR
                                  ----------
U.S. TREASURY OBLIGATIONS -- 1.2%
  U.S. Treasury Bill
    2.14%, 03/24/05++++           $  105,000        104,498
  U.S. Treasury Bond
    6.50%, 02/15/10                1,175,000      1,330,642
                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,442,967)                               1,435,140
                                               ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $114,078,956)                           122,153,148
OTHER ASSETS LESS
  LIABILITIES -- 0.0%                                12,756
                                               ------------
NET ASSETS -- 100.0%                           $122,165,904
                                               ============

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

PORTFOLIO SUMMARY (UNAUDITED)+

                                          VALUE(%)
                                          --------
Bond Funds                                  47.1%
Domestic Equity Funds                       36.0%
Futures Contracts                            1.1%
International Equity Funds                  14.1%
Money Market Funds                           1.6%
U.S. Treasury Obligations                    1.2%
                                           ------
                                           101.1%
                                           ======

---------------

+ Based on net assets.

                       See Notes to Financial Statements.

CAPITAL OPPORTUNITIES FUND I

Utilizing investments in the underlying Select Funds, the fund's actual allocation to the major asset classes at the end of the fourth quarter were 56% U.S. Equity, 19% non-U.S. equity and 25% fixed income. The fund's composite benchmark performance for the quarter was 8.78%.

The fund posted a positive return for the quarter. The positive return can be attributed to allocations to the Equity Index Fund, Value Equity Fund, Growth Equity Fund, International Equity Fund and the Small Cap Equity Fund which benefited from gains in domestic and international stocks. Allocations to the Low-Duration Bond Fund, Medium-Duration Bond Fund and the Extended-Duration Bond Fund also attributed to the positive returns reflecting gains in bond markets for the quarter. The fund underperformed its composite benchmark for the quarter. The underperformance of the composite benchmark can be attributed to the Equity Index Fund, Value Equity Fund, International Equity Fund and the Small Cap Equity Fund underperforming their respective benchmarks.

CAPITAL OPPORTUNITIES FUND I

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
--------------------------------------------------------------------------------

                                                                   GS2 CLASS*       BENCHMARK**
                                                                   ----------       -----------
  One Year                                                          12.88%            11.71%
  Since Inception                                                   17.61%            17.55%
  Inception Date                                                   07/01/03          07/01/03

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.absbc.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS2 CLASS                      BENCHMARK INDEX**
                                                                         ---------                      -----------------
Jul 1 2003                                                                 10000                              10000
Jul 2003                                                                   10060                              10095
Aug 2003                                                                   10280                              10294
Sep 2003                                                                   10290                              10353
Oct 2003                                                                   10740                              10808
Nov 2003                                                                   10850                              10942
Dec 2003                                                                   11302                              11409
Jan 2004                                                                   11475                              11599
Feb 2004                                                                   11648                              11774
Mar 2004                                                                   11638                              11730
Apr 2004                                                                   11404                              11447
May 2004                                                                   11506                              11534
Jun 2004                                                                   11720                              11725
Jul 2004                                                                   11435                              11441
Aug 2004                                                                   11516                              11539
Sep 2004                                                                   11730                              11716
Oct 2004                                                                   11903                              11926
Nov 2004                                                                   12381                              12369
Dec 2004                                                                   12758                              12745

The graph compares the results of a $10,000 investment in the GS2 Class of the Fund since July 1, 2003 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the MSCI ACWI(R) (All Country World Index) Ex-U.S. and the Lehman Brothers Aggregate Bond Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI(R) (All Country World Index) Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

CAPITAL OPPORTUNITIES FUND I
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004                          SHARES        VALUE
-----------------                         ---------   -----------
AFFILIATED MUTUAL FUNDS -- 99.4%
  AB Funds Trust -- Equity Index Fund
    (GS2 Class)(inf)                        262,596   $ 2,568,188
  AB Funds Trust -- Extended-Duration
    Bond Fund (GS2 Class)(inf)              389,392     3,465,588
  AB Funds Trust -- Growth Equity Fund
    (GS2 Class)(inf)                      1,587,048    16,330,729
  AB Funds Trust -- International Equity
    Fund (GS2 Class)(inf)                 1,078,896    13,950,123
  AB Funds Trust -- Low-Duration Bond
    Fund (GS2 Class)(inf)                   527,380     4,915,179
  AB Funds Trust -- Medium-Duration Bond
    Fund (GS2 Class)(inf)                   874,182     7,920,087
  AB Funds Trust -- Money Market Fund
    (GS2 Class)(inf)                      1,323,051     1,323,051
  AB Funds Trust -- Small Cap Equity
    Fund (GS2 Class)(inf)                   246,175     3,079,655
  AB Funds Trust -- Value Equity Fund
    (GS2 Class)(inf)                      1,453,862    16,632,178
                                                      -----------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $59,511,891)                                   70,184,778
                                                      -----------

                                       PAR
                                    ---------
U.S. TREASURY OBLIGATIONS -- 0.6%
  U.S. Treasury Bill
    2.14%, 03/24/05++++             $  80,000        79,618
  U.S. Treasury Bond
    6.50%, 02/15/10                   285,000       322,751
                                                -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $401,888)                                   402,369
                                                -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $59,913,779)                             70,587,147
OTHER ASSETS LESS
  LIABILITIES -- 0.0%                                20,494
                                                -----------
NET ASSETS -- 100.0%                            $70,607,641
                                                ===========

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

PORTFOLIO SUMMARY (UNAUDITED)+

                                                 VALUE(%)
                                                 --------
Bond Funds                                         23.1%
Domestic Equity Funds                              54.7%
Futures Contracts                                   1.5%
International Equity Funds                         19.7%
Money Market Funds                                  1.9%
U.S. Treasury Obligations                           0.6%
                                                  ------
                                                  101.5%
                                                  ======

---------------

+ Based on net assets.

                       See Notes to Financial Statements.

GLOBAL EQUITY FUND I

Utilizing investments in the underlying Select Funds, the fund's actual allocations to the major asset classes at the end of the fourth quarter were 74% U.S. equity, 25% non-U.S. equity and 1% fixed income. The fund's composite benchmark performance for the quarter was 11.45%.

The fund posted a positive return for the quarter. The positive returns can be attributed to allocations to the Equity Index Fund, Value Equity Fund, Growth Equity Fund, International Equity Fund and the Small Cap Equity Fund which benefited from gains in domestic and international stocks. The fund underperformed its composite benchmark for the quarter. The underperformance of the composite benchmark can be attributed to the Equity Index Fund, Value Equity Fund, International Equity Fund and the Small Cap Equity Fund underperforming their respective benchmarks.

GLOBAL EQUITY FUND I

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
--------------------------------------------------------------------------------

                                                                   GS2 CLASS*       BENCHMARK**
                                                                   ----------       -----------
  One year                                                          15.48%            14.14%
  Since Inception                                                   22.31%            22.61%
  Inception Date                                                   07/01/03          07/01/03

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.absbc.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS2 CLASS                      BENCHMARK INDEX**
                                                                         ---------                      -----------------
Jul 1 2003                                                                 10000                              10000
Jul 2003                                                                   10200                              10238
Aug 2003                                                                   10460                              10484
Sep 2003                                                                   10380                              10472
Oct 2003                                                                   11010                              11116
Nov 2003                                                                   11130                              11291
Dec 2003                                                                   11716                              11894
Jan 2004                                                                   11927                              12128
Feb 2004                                                                   12109                              12327
Mar 2004                                                                   12079                              12235
Apr 2004                                                                   11857                              11948
May 2004                                                                   12008                              12085
Jun 2004                                                                   12280                              12329
Jul 2004                                                                   11857                              11889
Aug 2004                                                                   11897                              11949
Sep 2004                                                                   12169                              12182
Oct 2004                                                                   12371                              12438
Nov 2004                                                                   13060                              13087
Dec 2004                                                                   13529                              13576

The graph compares the results of a $10,000 investment in the GS2 Class of the Fund since July 1, 2003 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index and the MSCI ACWI(R) (All Country World Index) Ex-U.S.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI(R) (All Country World Index) Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

GLOBAL EQUITY FUND I
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004                         SHARES       VALUE
-----------------                         -------   -----------
AFFILIATED MUTUAL FUNDS -- 99.8%
  AB Funds Trust -- Equity Index Fund
    (GS2 Class)(inf)                      160,801   $ 1,572,634
  AB Funds Trust -- Growth Equity Fund
    (GS2 Class)(inf)                      997,486    10,264,134
  AB Funds Trust -- International Equity
    Fund (GS2 Class)(inf)                 664,381     8,590,441
  AB Funds Trust -- Money Market Fund
    (GS2 Class)(inf)                      818,533       818,533
  AB Funds Trust -- Small Cap Equity
    Fund (GS2 Class)(inf)                 155,246     1,942,127
  AB Funds Trust -- Value Equity Fund
    (GS2 Class)(inf)                      898,674    10,280,833
                                                    -----------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $26,546,014)                                 33,468,702
                                                    -----------

                                       PAR
                                     -------
U.S. TREASURY OBLIGATION -- 0.2%
  U.S. Treasury Bill
    2.14%, 03/24/05++++
    (Cost $74,634)                   $75,000        74,642
                                               -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $26,620,648)                            33,543,344
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- 0.0%                                      (203)
                                               -----------
NET ASSETS -- 100.0%                           $33,543,141
                                               ===========

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Domestic Equity Funds                             71.7%
Futures Contracts                                  2.0%
International Equity Funds                        25.6%
Money Market Funds                                 2.5%
U.S. Treasury Obligations                          0.2%
                                                -------
                                                 102.0%
                                                =======

---------------

+ Based on net assets.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

                                                    FLEXIBLE        GROWTH &            CAPITAL             GLOBAL
DECEMBER 31, 2004                                 INCOME FUND I   INCOME FUND I   OPPORTUNITIES FUND I   EQUITY FUND I
-----------------                                 -------------   -------------   --------------------   -------------
ASSETS
Investments in securities of affiliated issuers
  at value                                         $31,146,679    $120,718,008        $70,184,778         $33,468,702
Investments in securities of unaffiliated
  issuers at value                                     398,836       1,435,140            402,369              74,642
                                                   -----------    ------------        -----------         -----------
  Total investments(1)                              31,545,515     122,153,148         70,587,147          33,543,344
Receivables:
  Dividends                                                455           2,723              1,782                 907
  Interest                                                 960          28,848              6,997                  --
  Fund shares sold                                          --              --             17,946                  --
  Receivable from advisor                               11,523           3,827              7,852              10,697
Prepaid expenses and other assets                        5,839           5,838              5,838               5,838
                                                   -----------    ------------        -----------         -----------
  Total Assets                                      31,564,292     122,194,384         70,627,562          33,560,786
                                                   -----------    ------------        -----------         -----------
LIABILITIES
Cash overdraft                                         100,134              --                 --                  --
Payables:
  Fund shares redeemed                                      --           3,000                 --                  --
  Variation margin                                         100           1,100                780                 550
Accrued expenses:
  Other accrued expenses payable                        16,583          24,380             19,141              17,095
                                                   -----------    ------------        -----------         -----------
  Total Liabilities                                    116,817          28,480             19,921              17,645
                                                   -----------    ------------        -----------         -----------
NET ASSETS                                         $31,447,475    $122,165,904        $70,607,641         $33,543,141
                                                   ===========    ============        ===========         ===========
NET ASSETS CONSIST OF:
Paid-in-capital                                    $30,609,378    $112,769,866        $59,324,279         $26,372,574
Undistributed net investment income (loss)                (147)            (89)               252                  27
Accumulated net realized gain on investments           170,513       1,296,519            597,529             246,309
Net unrealized appreciation (depreciation) on
  investments and futures transactions                 667,731       8,099,608         10,685,581           6,924,231
                                                   -----------    ------------        -----------         -----------
NET ASSETS                                         $31,447,475    $122,165,904        $70,607,641         $33,543,141
                                                   ===========    ============        ===========         ===========
NET ASSET VALUE:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS2 Class             $31,447,475    $122,165,904        $70,607,641         $33,543,141
                                                   -----------    ------------        -----------         -----------
GS2 shares outstanding                               3,049,084      10,877,708          5,801,314           2,548,329
                                                   -----------    ------------        -----------         -----------
  Net asset value, offering price and redemption
     price per GS2 share                           $     10.31    $      11.23        $     12.17         $     13.16
                                                   ===========    ============        ===========         ===========
---------------
(1) Investments in securities of affiliated
    issuers at cost                                $30,480,521    $112,635,989        $59,511,891         $26,546,014
   Investments in securities of unaffiliated
    issuers at cost                                    399,041       1,442,967            401,888              74,634
                                                   -----------    ------------        -----------         -----------
   Total investments at cost                       $30,879,562    $114,078,956        $59,913,779         $26,620,648
                                                   ===========    ============        ===========         ===========

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

                                                    FLEXIBLE        GROWTH &            CAPITAL             GLOBAL
FOR THE YEAR ENDED DECEMBER 31, 2004              INCOME FUND I   INCOME FUND I   OPPORTUNITIES FUND I   EQUITY FUND I
------------------------------------              -------------   -------------   --------------------   -------------
INVESTMENT INCOME
  Income distributions received from affiliated
     funds                                         $  761,211      $ 3,453,222         $1,424,983         $  415,673
  Interest                                              7,708           34,955             10,135                870
                                                   ----------      -----------         ----------         ----------
Total Investment Income                               768,919        3,488,177          1,435,118            416,543
                                                   ----------      -----------         ----------         ----------
EXPENSES
  Investment advisory fees                             30,078          109,669             63,691             29,166
  Transfer agent fees                                   7,604           14,866             14,831              7,623
  Custodian fees                                        7,708           10,767             10,126              8,974
  Accounting and administration fees                   11,086           34,549             20,859             10,614
  Professional fees                                    42,848           41,848             41,848             42,848
  Registration fees                                     1,320            6,976              2,647              1,243
  Shareholder reporting fees                              863            1,185              1,027              1,035
  Trustee fees                                            157              569                327                150
  Line of credit facility fees                            163              577                337                154
  Other expenses                                       14,175           14,173             14,171             14,173
                                                   ----------      -----------         ----------         ----------
Total Expenses                                        116,002          235,179            169,864            115,980
Expenses waived and reimbursed (See Footnote 3c)      (65,442)         (52,113)           (63,820)           (67,507)
Fees paid indirectly                                     (163)            (129)              (181)              (163)
                                                   ----------      -----------         ----------         ----------
Net expenses                                           50,397          182,937            105,863             48,310
                                                   ----------      -----------         ----------         ----------
NET INVESTMENT INCOME                                 718,522        3,305,240          1,329,255            368,233
                                                   ----------      -----------         ----------         ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital gain distributions received from
     affiliated funds                                 142,822        1,351,920            499,174            108,867
  Net realized gain on investment securities of
     affiliated issuers                               283,228          749,639            411,810            348,159
  Net realized gain (loss) on investment
     securities of unaffiliated issuers                (5,288)          (3,497)             2,627                 --
  Net realized gain on futures transactions            13,846           71,904             84,856             23,358
                                                   ----------      -----------         ----------         ----------
Net realized gain                                     434,608        2,169,966            998,467            480,384
                                                   ----------      -----------         ----------         ----------
  Change in net unrealized appreciation
     (depreciation) on investment securities of
     affiliated issuers                               266,393        4,860,573          5,551,579          3,507,910
  Change in net unrealized appreciation
     (depreciation) on investment securities of
     unaffiliated issuers                                (563)          (9,104)              (324)                 6
  Change in net unrealized appreciation
     (depreciation) on futures transactions            (1,954)           7,335            (17,019)           (12,656)
                                                   ----------      -----------         ----------         ----------
Net change in unrealized appreciation
  (depreciation)                                      263,876        4,858,804          5,534,236          3,495,260
                                                   ----------      -----------         ----------         ----------
NET REALIZED AND UNREALIZED GAIN                      698,484        7,028,770          6,532,703          3,975,644
                                                   ----------      -----------         ----------         ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                       $1,417,006      $10,334,010         $7,861,958         $4,343,877
                                                   ==========      ===========         ==========         ==========

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                              FLEXIBLE INCOME FUND I          GROWTH & INCOME FUND I
                                                           -----------------------------   -----------------------------
                                                           FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
                                                              ENDED        07/01/03* TO       ENDED        07/01/03* TO
                                                             12/31/04        12/31/03        12/31/04        12/31/03
                                                           ------------   --------------   ------------   --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                                    $   718,522     $   508,142     $  3,305,240     $ 1,408,910
  Net realized gain on investment securities and futures
    transactions                                               434,608         301,451        2,169,966       1,189,355
  Net change in unrealized appreciation (depreciation) on
    investment securities and futures transactions             263,876         403,855        4,858,804       3,240,804
                                                           -----------     -----------     ------------     -----------
Net increase in net assets resulting from operations         1,417,006       1,213,448       10,334,010       5,839,069
                                                           -----------     -----------     ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (1,043,136)       (334,618)      (3,800,931)     (1,741,769)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET CAPITAL GAINS          (396,033)        (22,765)      (1,176,513)        (62,749)
                                                           -----------     -----------     ------------     -----------
Total dividends and distributions                           (1,439,169)       (357,383)      (4,977,444)     (1,804,518)
                                                           -----------     -----------     ------------     -----------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS                 2,834,085      27,779,488       44,826,904      67,947,883
                                                           -----------     -----------     ------------     -----------
Total increase in net assets                                 2,811,922      28,635,553       50,183,470      71,982,434
                                                           -----------     -----------     ------------     -----------
NET ASSETS:
  Beginning of the Period                                   28,635,553              --       71,982,434              --
                                                           -----------     -----------     ------------     -----------
  End of the Period                                        $31,447,475     $28,635,553     $122,165,904     $71,982,434
                                                           ===========     ===========     ============     ===========

---------------
* Commencement of operations.

                       See Notes to Financial Statements.

      CAPITAL OPPORTUNITIES FUND I        GLOBAL EQUITY FUND I
     ------------------------------   -----------------------------
     FOR THE YEAR    FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
         ENDED        07/01/03* TO       ENDED        07/01/03* TO
       12/31/04         12/31/03        12/31/04        12/31/03
     -------------   --------------   ------------   --------------
      $ 1,329,255     $   769,770     $   368,233     $   192,616
          998,467         534,802         480,384          46,618
        5,534,236       5,151,345       3,495,260       3,428,971
      -----------     -----------     -----------     -----------
        7,861,958       6,455,917       4,343,877       3,668,205
      -----------     -----------     -----------     -----------
       (1,473,261)       (900,689)       (372,357)       (192,660)
         (589,198)        (76,286)       (264,035)        (16,658)
      -----------     -----------     -----------     -----------
       (2,062,459)       (976,975)       (636,392)       (209,318)
      -----------     -----------     -----------     -----------
        7,319,624      52,009,576       4,157,617      22,219,152
      -----------     -----------     -----------     -----------
       13,119,123      57,488,518       7,865,102      25,678,039
      -----------     -----------     -----------     -----------
       57,488,518              --      25,678,039              --
      -----------     -----------     -----------     -----------
      $70,607,641     $57,488,518     $33,543,141     $25,678,039
      ===========     ===========     ===========     ===========

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                              FLEXIBLE INCOME FUND I
                                                              -----------------------
                                                                     GS2 CLASS
                                                              -----------------------
                                                              FOR THE      FOR THE
                                                                YEAR        PERIOD
                                                               ENDED     07/01/03* TO
                                                              12/31/04     12/31/03
                                                              --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD                        $ 10.31      $ 10.00
                                                              -------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income(1)                                       0.25         0.18
  Capital gain distributions received from affiliated funds      0.05         0.10
  Realized and unrealized gain (loss) on investment
    securities and futures transactions -- net                   0.19         0.16
                                                              -------      -------
    Total from investment operations                             0.49         0.44
                                                              -------      -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income(5)                       (0.36)       (0.12)
  Distributions from capital gains                              (0.13)       (0.01)
                                                              -------      -------
    Total dividends and distributions                           (0.49)       (0.13)
                                                              -------      -------
NET ASSET VALUE -- END OF PERIOD                              $ 10.31      $ 10.31
                                                              =======      =======
TOTAL RETURN(2)                                                  4.77%        4.40%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets of:
  Expenses -- net(3)(4)                                          0.17%        0.17%
  Expenses -- including expense reduction(3)(4)                  0.17%        0.17%
  Expenses -- before waivers and expense reductions(3)(4)        0.39%        0.51%
  Investment income -- net(1)(3)                                 2.42%        4.16%
  Investment income -- excluding waivers and expense
    reduction(1)(3)                                              2.20%        3.82%
  Portfolio turnover rate(2)                                    22.67%        8.01%
Net Assets -- end of the period (000's)                       $31,447      $28,636
                                                              =======      =======

---------------
 *  Commencement of operations.
 #  Calculated using the average shares outstanding method.
(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Non-annualized.
(3) Annualized.
(4) Does not include expenses of the investment companies in which the Fund invests.
(5) Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.

                       See Notes to Financial Statements.

      GROWTH & INCOME FUND I    CAPITAL OPPORTUNITIES FUND I     GLOBAL EQUITY FUND I
      -----------------------   -----------------------------   -----------------------
                                          GS2 CLASS
      ---------------------------------------------------------------------------------
      FOR THE      FOR THE        FOR THE         FOR THE       FOR THE      FOR THE
        YEAR        PERIOD         YEAR           PERIOD          YEAR        PERIOD
       ENDED     07/01/03* TO      ENDED       07/01/03* TO      ENDED     07/01/03* TO
      12/31/04     12/31/03      12/31/04        12/31/03       12/31/04     12/31/03
      --------   ------------   -----------   ---------------   --------   ------------
      $  10.62     $ 10.00        $ 11.11         $ 10.00       $ 11.62      $ 10.00
      --------     -------        -------         -------       -------      -------
          0.34#       0.21           0.24            0.15          0.15         0.09
          0.14        0.17           0.09            0.09          0.05           --
          0.60        0.51           1.09            1.07          1.60         1.63
      --------     -------        -------         -------       -------      -------
          1.08        0.89           1.42            1.31          1.80         1.72
      --------     -------        -------         -------       -------      -------
         (0.36)      (0.26)         (0.26)          (0.18)        (0.15)       (0.09)
         (0.11)      (0.01)         (0.10)          (0.02)        (0.11)       (0.01)
      --------     -------        -------         -------       -------      -------
         (0.47)      (0.27)         (0.36)          (0.20)        (0.26)       (0.10)
      --------     -------        -------         -------       -------      -------
      $  11.23     $ 10.62        $ 12.17         $ 11.11       $ 13.16      $ 11.62
      ========     =======        =======         =======       =======      =======
         10.26%       8.94%         12.88%          13.02%        15.48%       17.16%
          0.17%       0.17%          0.17%           0.17%         0.17%        0.17%
          0.17%       0.17%          0.17%           0.17%         0.17%        0.17%
          0.22%       0.28%          0.27%           0.31%         0.41%        0.50%
          3.07%       4.76%          2.13%           3.24%         1.29%        1.69%
          3.02%       4.65%          2.03%           3.10%         1.05%        1.36%
         10.47%       4.51%          7.45%           2.95%         6.93%        0.89%
      $122,166     $71,982        $70,608         $57,489       $33,543      $25,678
      ========     =======        =======         =======       =======      =======

                       See Notes to Financial Statements.

MONEY MARKET FUND

Entering the fourth quarter, the stage for the bond market had been set. The overwhelming expectation was for the Federal Reserve to continue to tighten, or raise the Fed Funds rate, during the final quarter of the year. Additionally, many pundits projected the Treasury yield curve to flatten given the expectation of short-term rates to elevate (more than long-term rates) in response to the Federal Reserve action. These prevailing forecasts were based on several factors. Most notably, the Federal Reserve had reversed its course of extreme accommodative monetary policy whereby the Fed Funds rate had fallen to an over four-decade low of 1.00% by mid-year. Between June 30th and the end of the third quarter, the Fed had raised the target rate by .75% to 1.75%. Even at this level, short-term rates on a real basis (defined as nominal Fed Funds rate less the inflation rate) were well below historical norms and would provide little, if any, headwind for inflation. More importantly, the Federal Reserve had explicitly communicated that its accommodative policy could be removed on a measured basis as long as economic reports continued to indicate modest economic growth. Other factors influencing short-term rates were a depreciating U.S. dollar and a continuation of both productivity and economic growth. As the fourth quarter came to an end, these forecasts had come to fruition. In the midst of strong economic activity, the Federal Reserve raised the Fed Funds rate by .25% during both of its regularly scheduled Federal Open Market ("FOMC") meetings. Such action raised the short-term borrowing rate from 1.75% at the beginning of the quarter to 2.25% by quarter end. The quarter marked the fifth consecutive increase in the Fed Funds rate. The Fed, in its efforts to be transparent and prepare the market for future increases, stated that they believed monetary policy at current levels remained accommodative and that the "policy accommodation could be removed at a pace that would likely be measured". Such a statement put the market on notice that future rate increases were most likely imminent as investors entered a new calendar year. Resulting from the Federal Reserve's tightening efforts, short-term Treasury yields, as measured by the 3-month and 6-month Treasury-bill, increased by 0.51% and 0.59%, respectively. Such increases, which were the most pronounced, contributed to the yield-curve flattening during the period. Although short-term yields still remained at historically low levels, investors in money market instruments did experience an increase in returns during the quarter, benefiting from the aforementioned rise in short-term rates.

The fund is comprised of a broad range of high-quality, short-term money market instruments and utilizes a disciplined approach for the purpose of maintaining a constant $1.00 net asset value(1). In anticipation that the Federal Reserve would raise rates at both of its regularly scheduled meetings during the quarter, available monies were largely invested in commercial paper and certificates of deposit maturing at or prior to the nearest FOMC meetings with the expectation of subsequently reinvesting proceeds from these investments in higher yielding securities. Additionally, certain investments in commercial paper and agency obligations were purchased further out the curve on an opportunistic basis. Resulting from this strategy, the fund's average weighted maturity at quarter end was shortened to 33 days, compared to 43 days at the end of the third quarter. Regarding maturity distribution, the majority of the holdings within the fund had maturities ranging between 15-60 days. Noteworthy shifts in sector exposure during the period included an increase in commercial paper given their attractive yields and a decrease in agency obligations. Major categories of holdings at period end included commercial paper, floating rate corporate/bank notes and certificates of deposits/time deposits. During the quarter, the fund performed as expected relative to its benchmark index, the Citigroup 3-month T-bill Index. Responding to the rise in short-term rates, the GS4 Class 7-day annualized yield was 1.83% at quarter end, compared to 1.23% as of September 30, 2004.

---------------
(1) An investment in the fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the fund seeks to maintain a value of $1.00 per share, it is possible to lose money. The current yield more closely reflects the current earnings of the fund than total return.

MONEY MARKET FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
--------------------------------------------------------------------------------

                                   GS2 CLASS*    GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                   ----------    ----------    ----------    -----------    ----------    ---------------------
  One Year                           1.19%         0.99%         0.73%         1.24%           N/A             N/A
  Since Inception                    1.40%         1.31%         1.04%         1.50%          0.14%           0.26%
  Inception Date                   08/27/01      08/27/01      08/27/01      08/27/01       11/08/04         11/08/04

                       7-DAY AVERAGE YIELD AS OF 12/31/04
--------------------------------------------------------------------------------

                                                                GS2 CLASS*    GS4 CLASS*    GS6 CLASS*    GS8 CLASS*
                                                                ----------    ----------    ----------    ----------
                                                                 2.02%         1.83%         1.57%         1.12%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.absbc.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS4 CLASS                  CITIGROUP 3-MONTH INDEX**
                                                                         ---------                  -------------------------
Aug 27 2001                                                                10000                              10000
Aug 2001                                                                   10008                              10008
Sep 2001                                                                   10033                              10036
Oct 2001                                                                   10057                              10063
Nov 2001                                                                   10079                              10084
Dec 2001                                                                   10094                              10102
Jan 2002                                                                   10108                              10117
Feb 2002                                                                   10122                              10131
Mar 2002                                                                   10138                              10146
Apr 2002                                                                   10153                              10161
May 2002                                                                   10167                              10176
Jun 2002                                                                   10180                              10190
Jul 2002                                                                   10194                              10205
Aug 2002                                                                   10207                              10220
Sep 2002                                                                   10220                              10234
Oct 2002                                                                   10232                              10248
Nov 2002                                                                   10243                              10261
Dec 2002                                                                   10255                              10274
Jan 2003                                                                   10265                              10285
Feb 2003                                                                   10273                              10294
Mar 2003                                                                   10282                              10305
Apr 2003                                                                   10290                              10315
May 2003                                                                   10298                              10325
Jun 2003                                                                   10306                              10334
Jul 2003                                                                   10312                              10343
Aug 2003                                                                   10318                              10352
Sep 2003                                                                   10324                              10359
Oct 2003                                                                   10330                              10368
Nov 2003                                                                   10336                              10376
Dec 2003                                                                   10342                              10384
Jan 2004                                                                   10348                              10392
Feb 2004                                                                   10354                              10400
Mar 2004                                                                   10360                              10408
Apr 2004                                                                   10366                              10416
May 2004                                                                   10372                              10424
Jun 2004                                                                   10378                              10433
Jul 2004                                                                   10386                              10433
Aug 2004                                                                   10395                              10454
Sep 2004                                                                   10405                              10467
Oct 2004                                                                   10417                              10481
Nov 2004                                                                   10430                              10496
Dec 2004                                                                   10445                              10513

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Citigroup 3-Month Index.

*These performance figures reflect expense waivers by the Fund's investment advisor. Without these waivers, performance would have been lower. Performance figures shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MONEY MARKET FUND

**The Citigroup 3-Month (formerly the Salomon Brothers 90-Day Treasury Bill) Index is composed of the monthly return equivalents of yield averages that are not marked to market. The 3-Month Treasury Bill Index consists of the last three 3-month Treasury bill issues.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

An investment in the Fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the Fund seeks to maintain a value of $1.00 per share, it is possible to lose money.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004                    PAR          VALUE
-----------------                -----------   ------------
AGENCY OBLIGATIONS -- 3.5%
  Federal Home Loan Bank
    1.38%, 03/28/05              $10,000,000   $ 10,000,000
    1.43%, 04/04/05                8,000,000      8,000,000
  Federal Home Loan Mortgage
    Corporation
    1.29%, 03/23/05                9,000,000      9,000,000
  Federal National Mortgage
    Association
    2.44%, 03/23/05                5,000,000      4,972,550
                                               ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $31,972,550)                             31,972,550
                                               ------------
CERTIFICATES OF DEPOSIT -- 15.2%
  Bank of New York
    2.34%, 01/20/05++              1,065,000      1,064,959
  Barclays Bank PLC NY
    2.28%, 02/01/05               11,500,000     11,500,000
  Citibank NA
    2.20%, 02/08/05               18,890,000     18,890,000
  DEPFA Bank PLC
    2.49%, 11/01/05                8,700,000      8,700,000
  Eurohypo AG NY
    2.34%, 02/02/05               10,000,000     10,000,000
  Natexis Banques Populaires NY
    2.32%, 02/02/05               10,000,000     10,000,000
  Societe Generale NY
    1.44%, 05/09/05               10,000,000      9,999,475
  Svenska Handelsbanken NY
    2.28%, 02/02/05                7,000,000      7,000,000
  Swedbank Securities, Inc.
    1.44%, 03/01/05               17,000,000     16,999,589
  Washington Mutual Bank FA
    2.33%, 02/02/05               44,000,000     44,000,000
                                               ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $138,154,023)                           138,154,023
                                               ------------
COMMERCIAL PAPER -- 58.4%
  Amstel Funding Corporation
    2.45%, 03/21/05                6,950,000      6,912,634
  Banco Santander Puerto Rico
    2.33%, 01/14/05               44,000,000     43,962,979
  Blue Ridge Asset Funding
    Corporation
    2.28%, 02/02/05               31,000,000     30,937,174
  Check Point Charlie, Inc.
    2.33%, 01/18/05                7,150,000      7,142,133
    2.33%, 01/20/05               16,000,000     15,980,324
  Citigroup Global Markets
    Holdings, Inc.
    2.31%, 01/26/05               20,000,000     19,967,917
  Crown Point Capital Co. LLC
    2.22%, 02/04/05 144A          22,330,000     22,283,181
  Delaware Funding Co. LLC
    2.30%, 02/01/05                8,000,000      7,984,156
  Dorada Corporation
    1.99%, 01/05/05 144A           2,845,000      2,844,371

                                     PAR          VALUE
                                 -----------   ------------
  General Electric Capital
    Corporation
    2.32%, 01/31/05              $32,000,000   $ 31,938,133
  General Electric Capital
    Services, Inc.
    2.29%, 01/24/05               10,900,000     10,884,053
  Goldman Sachs Group, Inc.
    2.33%, 01/27/05               44,000,000     43,925,957
  HBOS Treasury Services PLC
    2.32%, 01/20/05               41,000,000     40,949,798
  ING (US) Funding LLC
    2.31%, 01/21/05               31,000,000     30,960,216
    2.27%, 02/02/05               12,000,000     11,975,787
  Irish Life & Permanent PLC
    2.45%, 03/23/05               10,000,000      9,944,875
  Liberty Street Funding
    Corporation
    2.34%, 01/18/05                4,612,000      4,606,904
    2.32%, 01/21/05                5,000,000      4,993,555
  Lockhart Funding LLC
    2.34%, 01/27/05                8,800,000      8,785,128
    2.24%, 02/03/05               15,000,000     14,969,200
  National Rural Utilities
    Cooperative Finance
    Corporation
    2.32%, 01/18/05               43,000,000     42,952,891
  Silver Tower U.S. Funding LLC
    2.00%, 01/12/05               10,000,000      9,993,889
  Swedbank
    2.32%, 01/26/05               28,000,000     27,954,889
  Thames Asset Global
    Securitization
    2.35%, 01/24/05               44,000,000     43,933,940
  Victory Receivables
    Corporation
    2.35%, 01/25/05                8,000,000      7,987,467
    2.36%, 01/25/05               11,710,000     11,691,576
  Yorktown Capital LLC
    2.36%, 01/20/05               14,000,000     13,982,562
                                               ------------
TOTAL COMMERCIAL PAPER
  (Cost $530,445,689)                           530,445,689
                                               ------------
MASTER NOTES -- 5.2%
  Merrill Lynch Mortgage
    Capital, Inc.
    2.48%, 01/03/05++             10,565,000     10,565,000
  Morgan Stanley Mortgage
    Capital
    2.48%, 01/03/05++             37,000,000     37,000,000
                                               ------------
TOTAL MASTER NOTES
  (Cost $47,565,000)                             47,565,000
                                               ------------
VARIABLE RATE OBLIGATIONS -- 17.8%
  American Express Centurion
    Bank
    2.36%, 01/20/05++             25,000,000     25,000,000
  Bank of America NA
    2.30%, 01/03/05++             30,000,000     30,000,000

                       See Notes to Financial Statements.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                     PAR          VALUE
                                 -----------   ------------
  Bear Stearns Cos., Inc. (The)
    2.43%, 01/28/05++            $10,000,000   $ 10,000,000
    2.66%, 03/21/05++             18,120,000     18,135,244
  General Electric Capital
    Corporation
    2.30%, 02/03/05++              1,500,000      1,500,182
  John Hancock Global
    Funding II
    2.69%, 03/30/05 144A++        17,000,000     17,008,255
  Merrill Lynch and Co., Inc.
    2.37%, 01/13/05++              4,000,000      4,000,501
    2.24%, 02/17/05++              2,900,000      2,899,995
  Metropolitan Life Global
    Funding I
    2.15%, 01/10/05 144A++        25,000,000     25,010,529
    2.46%, 01/31/05 144A++        10,000,000     10,000,000
  Racers Trust
    2.41%, 01/24/05 144A++         8,600,000      8,600,000
  Shipley Group LP
    2.54%, 01/06/05++              1,500,000      1,500,000
  Westpac Banking Corporation
    2.45%, 03/11/05++              8,250,000      8,250,000
                                               ------------

                                     PAR          VALUE
                                 -----------   ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $161,904,706)                          $161,904,706
                                               ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $910,041,968)                           910,041,968
LIABILITIES IN EXCESS
  OF OTHER ASSETS -- (0.1%)                      (1,098,718)
                                               ------------
NET ASSETS -- 100.0%                           $908,943,250
                                               ============

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Agency Obligations                                 3.5%
Certificates of Deposit                           15.2%
Commercial Paper                                  58.4%
Master Notes                                       5.2%
Variable Rate Obligations                         17.8%
                                                 ------
                                                 100.1%
                                                 ======

---------------
+ Based on net assets.

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND

During the quarter, the backdrop for short-term bonds was inevitably one of higher interest rates. The combination of tighter monetary policy, strong economic activity and a depreciating U.S. dollar caused short-term rates to materially increase as evidenced by the yield on the 2-year Treasury-note, which increased by 0.46% during the quarter. Given the inverse relationship between bond yields and bond prices, elevating yields placed negative pressure on prices of short-term bonds. The elevation in short-term rates primarily occurred during November, which proved to be the most difficult performance month during the quarter. For the quarter, non-Treasury sectors, including corporates and mortgages, were the best performing sectors benefiting from investors' demand for higher yielding securities, spread compression and low volatility. For the quarter, the income component from coupon payments was just enough to offset price depreciation as low-duration bonds, as measured by the Merrill Lynch 1-3 Year Treasury Index, generated a relatively flat quarterly return of .02%. Reflecting the difficult environment of rising short-term rates, low-duration bonds were the lowest performing segment of the bond market during the fourth quarter.

The fund, comprised of high-quality, fixed income securities primarily with shorter maturities, produced a positive return for the quarter and outperformed its all Treasury benchmark index, the Merrill Lynch 1-3 Year Treasury Index, with all of the relative outperformance taking place during November. The fourth quarter was the fund's best performing quarter on a benchmark relative basis during the year. During the quarter, the fund benefited from exposure to non-Treasury sectors, such as corporates and mortgages. Corporate bonds performed well given corporate spreads relative to Treasuries decreased (causing bond prices to increase) as demand for the securities, which provide a yield premium over Treasuries, remained strong. Modest exposure to BBB-rated corporates provided additional benefit given this segment generated higher returns relative to higher quality corporates. The tactical allocation to mortgages proved beneficial given they performed well in the low volatile environment (reducing prepayment and extension risks) and generated a higher income component relative to the all Treasury benchmark index. A tactical allocation to TIPS also proved positive to the fund as real yields declined during the quarter causing them to outpace their nominal counterparts. Both the fund's slightly shorter duration position and a yield curve strategy to take advantage of a flattening yield curve added incremental value. All three sub-advisers within the fund -- BlackRock, Payden & Rygel and PIMCO -- maintained non-benchmark sector exposure and generated returns in excess of the benchmark index during the quarter. The fund maintained its very high-quality orientation. At quarter end, approximately 89% of the fund was rated AAA/Government with major categories of holdings including Treasury/agency, mortgages and corporates. Reflecting the rise in short-term rates, the GS4 Class SEC 30-day yield increased to 2.70%, from 2.07% as of September 30, 2004.

LOW-DURATION BOND FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
--------------------------------------------------------------------------------

                                   GS2 CLASS*    GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                   ----------    ----------    ----------    -----------    ----------    ---------------------
  One Year                           1.47%         1.38%         1.17%          0.91%          N/A                 N/A
  Since Inception                    3.43%         3.43%         3.16%          3.34%         0.05%               0.21%
  Inception Date                    08/27/01      08/27/01      08/27/01      08/27/01       11/08/04           11/08/04

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.absbc.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                                                 MERRILL LYNCH 1-3 YEAR TREASURY
                                                                         GS4 CLASS                           INDEX**
                                                                         ---------               -------------------------------
Aug 27 2001                                                                10000                              10000
Aug 2001                                                                   10023                              10025
Sep 2001                                                                   10150                              10190
Oct 2001                                                                   10256                              10286
Nov 2001                                                                   10217                              10264
Dec 2001                                                                   10196                              10268
Jan 2002                                                                   10242                              10288
Feb 2002                                                                   10288                              10338
Mar 2002                                                                   10208                              10268
Apr 2002                                                                   10334                              10383
May 2002                                                                   10381                              10425
Jun 2002                                                                   10402                              10512
Jul 2002                                                                   10459                              10641
Aug 2002                                                                   10550                              10677
Sep 2002                                                                   10633                              10765
Oct 2002                                                                   10661                              10790
Nov 2002                                                                   10663                              10757
Dec 2002                                                                   10778                              10859
Jan 2003                                                                   10800                              10857
Feb 2003                                                                   10866                              10902
Mar 2003                                                                   10890                              10922
Apr 2003                                                                   10918                              10943
May 2003                                                                   10991                              10984
Jun 2003                                                                   11006                              11001
Jul 2003                                                                   10888                              10941
Aug 2003                                                                   10910                              10948
Sep 2003                                                                   11034                              11048
Oct 2003                                                                   10984                              11007
Nov 2003                                                                   10995                              11001
Dec 2003                                                                   11042                              11065
Jan 2004                                                                   11076                              11087
Feb 2004                                                                   11136                              11140
Mar 2004                                                                   11171                              11175
Apr 2004                                                                   11080                              11067
May 2004                                                                   11065                              11057
Jun 2004                                                                   11069                              11056
Jul 2004                                                                   11101                              11096
Aug 2004                                                                   11174                              11173
Sep 2004                                                                   11172                              11163
Oct 2004                                                                   11200                              11197
Nov 2004                                                                   11174                              11142
Dec 2004                                                                   11195                              11165

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Merrill Lynch 1-3 Year Treasury Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004                  PAR           VALUE
-----------------              -----------   --------------
AGENCY OBLIGATIONS -- 19.5%
  Federal Home Loan Bank
    1.00%, 01/03/05            $44,600,000   $   44,597,522
    1.25%, 01/03/05             10,300,000       10,299,285
    2.17%, 01/06/05              7,700,000        7,697,679
    2.13%, 01/28/05              9,400,000        9,384,984
  Federal Home Loan Mortgage
    Corporation
    5.25%, 01/15/06+++           9,575,000        9,782,557
    3.88%, 11/10/08              5,300,000        5,311,612
    4.75%, 12/08/10+++           2,165,000        2,176,429
  Federal National Mortgage
    Association
    1.15%, 01/03/05             23,800,000       23,798,479
    1.25%, 01/03/05             34,300,000       34,297,618
    1.65%, 01/03/05             10,300,000       10,299,056
    2.38%, 12/15/05              2,755,000        2,740,211
    2.71%, 01/30/07              7,500,000        7,418,955
  Small Business
    Administration
    6.95%, 11/10/16              1,820,338        1,941,127
                                             --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $169,575,505)                           169,745,514
                                             --------------
ASSET-BACKED SECURITIES -- 11.8%
  ACE Securities Corporation
    2.53%, 04/25/34 STEP         1,954,396        1,954,432
  American Express Credit
    Account Master Trust
    2.54%, 04/15/08++            3,200,000        3,203,181
  Amresco Independence
    Funding, Inc.
    2.75%, 06/15/26 144A++       1,158,156        1,153,042
  Bayview Financial
    Acquisition Trust
    7.01%, 05/25/29 144A           412,771          415,382
  Bear Stearns Asset-Backed
    Securities, Inc.
    4.63%, 03/25/44++            2,012,836        1,990,191
  Business Loan Express
    3.25%, 01/01/25 144A++         732,727          714,927
  Capital Auto Receivables
    Asset Trust
    3.58%, 10/16/06++++          2,341,334        2,348,215
    3.35%, 02/15/08              3,225,000        3,221,410
    2.64%, 03/17/08              3,300,000        3,286,331
    1.96%, 01/15/09              4,100,000        3,994,077
  Capital One Multi-Asset
    Execution Trust
    2.95%, 08/17/09              3,500,000        3,475,557
  Chase Issuance Trust
    3.22%, 06/15/10              6,525,000        6,459,750
  Citibank Credit Card
    Issuance Trust
    2.55%, 01/20/09              7,725,000        7,593,547
  CitiFinancial Mortgage
    Securities, Inc.
    2.72%, 01/25/33++              150,467          150,582

                                   PAR           VALUE
                               -----------   --------------
  Conseco Finance
    Securitizations
    Corporation
    2.77%, 12/15/29++          $   299,934   $      299,932
  Countrywide Asset-Backed
    Certificates
    2.57%, 10/25/23 STEP           900,000          900,000
    2.69%, 12/31/34++            3,200,000        3,200,000
  CS First Boston Mortgage
    Securities Corporation
    2.75%, 05/25/43 STEP 144A      240,311          240,316
  Daimler Chrysler Auto Trust
    2.25%, 08/08/07              3,000,000        2,978,854
    3.09%, 01/08/08              3,600,000        3,595,316
    3.28%, 12/08/09              4,300,000        4,258,149
  Daimler Chrysler Master
    Owner Trust
    2.46%, 05/15/07++           3,000,000        3,000,678
  Green Tree Financial
    Corporation
    6.04%, 11/01/29                 40,775           42,342
  GSAMP Trust
    2.57%, 08/25/34++              788,465          788,480
  Home Equity Mortgage Trust
    2.82%, 07/25/33++              273,554          273,678
  Honda Auto Receivables
    Owner Trust
    2.09%, 11/18/05              1,191,779        1,190,848
    2.30%, 10/18/07              3,050,000        3,025,681
    3.30%, 06/15/08              2,980,000        2,979,041
    2.91%, 10/20/08              2,700,000        2,676,120
    2.79%, 03/16/09              4,700,000        4,641,634
  Long Beach Mortgage Loan
    Trust
    2.63%, 11/25/10++            2,200,000        2,200,000
    2.74%, 06/25/33++              596,842          597,487
  New Century Home Equity
    Loan Trust
    2.85%, 11/25/34++            2,918,777        2,918,116
  Nissan Auto Receivables
    Owner Trust
    4.80%, 02/15/07              1,475,829        1,478,715
  PBG Equipment Trust
    6.27%, 01/20/12 144A           706,158          717,158
  Quest Trust
    2.98%, 06/25/34 144A++       1,138,836        1,137,682
  Residential Asset
    Securities Corporation
    2.65%, 09/25/31++              478,334          478,763
  Residential Funding
    Mortgage Securities II
    2.55%, 07/25/18++              556,052          556,078
  Sears Credit Account Master
    Trust
    6.75%, 09/16/09              1,900,000        1,947,442

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------   --------------
  SLM Student Loan Trust
    2.15%, 01/25/11++          $    55,931   $       55,948
    2.52%, 12/17/12++            1,717,788        1,717,989
  Structured Asset Investment
    Loan Trust
    2.55%, 07/25/33++               76,763           76,757
  SVO Timeshare Mortgage
    Corporation
    5.47%, 10/20/13 144A         2,360,764        2,399,097
  The Money Store Business
    Loan Backed Certificates
    3.15%, 04/15/28++              483,921          462,381
  TMS SBA Loan Trust
    3.11%, 04/15/24++              461,726          443,815
    3.00%, 01/15/25++              529,533          504,328
    3.48%, 01/25/25++              317,720          316,386
  USAA Auto Owner Trust
    3.03%, 06/16/08              3,000,000        2,988,173
    2.04%, 02/16/10              4,100,000        4,027,837
  Whole Auto Loan Trust
    3.26%, 03/15/11              4,000,000        3,961,321
                                             --------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $103,533,522)                           103,037,166
                                             --------------
CERTIFICATES OF DEPOSIT -- 2.3%
  Bank of America Corporation
    2.00%, 01/18/05                100,000           99,989
    2.44%, 03/23/05              6,400,000        6,400,240
    2.44%, 03/28/05              2,000,000        2,000,084
  Citibank NA
    2.45%, 03/21/05              8,000,000        8,000,463
    2.47%, 03/29/05                400,000          400,041
  Wells Fargo Bank NA
    2.04%, 01/18/05              3,300,000        3,299,700
                                             --------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $20,200,000)                             20,200,517
                                             --------------
COMMERCIAL PAPER -- 1.3%
  General Electric Capital
    Corporation
    2.28%, 02/23/05                100,000           99,673
    2.42%, 03/11/05              1,000,000          995,576
    2.42%, 03/14/05              8,600,000        8,560,134
  General Motors Acceptance
    Corporation
    2.44%, 04/05/05              1,500,000        1,489,481
                                             --------------
TOTAL COMMERCIAL PAPER
  (Cost $11,143,861)                             11,144,864
                                             --------------
CORPORATE BONDS -- 9.1%
  ASIF Global Financing XXIII
    3.90%, 10/22/08 144A           420,000          420,182
  Bank of America Corporation
    3.25%, 08/15/08+++             360,000          354,158
  Bank One Corporation
    2.63%, 06/30/08+++             360,000          345,920
    6.00%, 08/01/08                550,000          589,129

                                   PAR           VALUE
                               -----------   --------------
  Cadbury Schweppes US
    Finance LLC
    3.88%, 10/01/08 144A       $   790,000   $      787,910
  Citigroup, Inc.
    3.50%, 02/01/08              1,600,000        1,594,014
  Clear Channel
    Communications, Inc.
    6.00%, 11/01/06              1,470,000        1,529,250
  Clorox Co.
    2.54%, 12/14/07 144A++       1,500,000        1,500,452
  Continental Cablevision
    8.30%, 05/15/06              1,450,000        1,540,847
  Credit Suisse First Boston
    USA, Inc.
    5.75%, 04/15/07+++           1,490,000        1,562,582
  DaimlerChrysler NA Holding
    Corporation
    7.40%, 01/20/05                100,000          100,184
    6.40%, 05/15/06              1,490,000        1,550,542
    2.96%, 05/24/06++            3,200,000        3,217,024
  Devon Energy Corporation
    2.75%, 08/01/06              1,700,000        1,680,717
  Dominion Resources, Inc.
    7.63%, 07/15/05              1,000,000        1,023,875
  Ford Motor Credit Co.
    7.50%, 03/15/05+++           2,300,000        2,319,756
    6.88%, 02/01/06              2,500,000        2,576,165
    6.50%, 01/25/07              1,920,000        1,997,462
  General Electric Capital
    Corporation
    8.75%, 05/21/07                610,000          683,767
    3.45%, 07/16/07+++           1,300,000        1,297,252
    9.83%, 12/15/08                350,000          421,208
  General Mills, Inc.
    6.45%, 10/15/06              1,985,000        2,083,866
  General Motors Acceptance
    Corporation
    5.25%, 05/16/05              3,200,000        3,230,009
    7.50%, 07/15/05              1,600,000        1,633,171
    5.63%, 05/15/09+++           2,310,000        2,312,289
  Golden West Financial
    Corporation
    4.13%, 08/15/07                310,000          314,822
  HSBC Bank USA NA
    2.59%, 09/21/07++            1,400,000        1,401,691
  HSBC Finance Corporation
    5.75%, 01/30/07              1,480,000        1,545,662
    4.13%, 12/15/08+++             700,000          703,497
  International Lease Finance
    Corporation
    5.63%, 06/01/07              1,500,000        1,568,190
  John Deere Capital
    Corporation
    5.13%, 10/19/06              1,510,000        1,555,681
  Kellogg Co.
    2.88%, 06/01/08                970,000          942,898

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
  MCI, Inc.
    6.91%, 05/01/07            $   237,000   $      243,221
    7.69%, 05/01/09                237,000          245,888
    8.74%, 05/01/14                203,000          218,733
  Merck & Co., Inc.
    5.25%, 07/01/06                300,000          307,599
  Morgan Stanley Warehouse
    Facility
    2.65%, 10/16/05++@           9,900,000        9,859,539
  New York Life Global
    Funding
    2.44%, 02/26/07 144A++       1,400,000        1,400,958
  Pacific Gas & Electric Co.
    2.72%, 04/03/06++            2,132,000        2,133,908
  PP&L Capital Funding, Inc.
    7.75%, 04/15/05                800,000          809,630
  Prudential Financial, Inc.
    4.10%, 11/15/06 STEP         1,600,000        1,618,245
  SLM Corporation
    2.22%, 01/25/07++            1,200,000        1,201,916
    3.63%, 03/17/08                120,000          119,513
  Southtrust Bank NA
    2.57%, 03/19/07++            1,200,000        1,203,937
  Sprint Capital Corporation
    7.13%, 01/30/06              3,000,000        3,121,152
    6.00%, 01/15/07              1,480,000        1,549,701
  Time Warner, Inc.
    5.63%, 05/01/05+++           2,210,000        2,230,531
    6.15%, 05/01/07              1,480,000        1,566,623
    8.18%, 08/15/07                500,000          555,617
  TXU Energy Co. LLC
    2.84%, 01/17/06 144A++@        800,000          802,435
  U.S. Bank National
    Association
    6.50%, 02/01/08                580,000          625,833
  U.S. Central Credit Union
    2.75%, 05/30/08                610,000          590,887
  Verizon Global Funding
    Corporation
    6.13%, 06/15/07+++             875,000          927,267
  Verizon Wireless Capital
    LLC
    2.42%, 05/23/05 144A++       1,400,000        1,399,786
  Wachovia Corporation
    3.50%, 08/15/08                540,000          535,048
  Washington Mutual Bank FA
    2.45%, 07/25/06++            1,500,000        1,507,529
  Weyerhaeuser Co.
    5.50%, 03/15/05                441,000          443,052
                                             --------------
TOTAL CORPORATE BONDS
  (Cost $80,959,851)                             79,602,720
                                             --------------
FOREIGN BONDS -- 2.8%
CANADA -- 0.2%
  British Columbia Government
    5.38%, 10/29/08                305,000          322,878
  Ontario Province
    3.35%, 07/16/07                775,000          771,812

                                   PAR           VALUE
                               -----------   --------------
  Quebec Province
    7.00%, 01/30/07+++         $   305,000   $      326,639
                                             --------------
                                                  1,421,329
                                             --------------
FRANCE -- 0.2%
  France Telecom
    7.95%, 03/01/06+++           1,450,000        1,522,871
                                             --------------
GERMANY -- 0.2%
  Bundesschatzanweisungen
    2.00%, 06/17/05(E)           1,100,000        1,494,681
                                             --------------
ITALY -- 0.3%
  Republic of Italy
    2.75%, 12/15/06+++           2,375,000        2,356,352
                                             --------------
JAPAN -- 0.5%
  ASIF II
    1.20%, 01/26/05 144A(J)    405,000,000        3,954,838
                                             --------------
NEW ZEALAND -- 0.3%
  New Zealand Government Bond
    6.00%, 11/15/11(Z)           3,350,000        2,422,863
                                             --------------
NORWAY -- 0.2%
  Eksportfinans
    3.38%, 01/15/08              1,630,000        1,622,747
                                             --------------
SOUTH KOREA -- 0.2%
  Korea Development Bank
    2.48%, 10/20/09++,+++        1,750,000        1,749,955
                                             --------------
UNITED KINGDOM -- 0.7%
  Abbey National Treasury
    Services PLC
    2.16%, 01/16/07 144A++       1,400,000        1,402,192
  Holmes Financing PLC
    2.22%, 01/15/08++            2,600,000        2,603,928
  Nationwide Building Society
    3.50%, 07/31/07 144A           325,000          323,722
  Permanent Financing PLC
    2.61%, 09/10/07++            2,800,000        2,804,383
  Vodafone Group PLC
    3.95%, 01/30/08                230,000          231,769
                                             --------------
                                                  7,365,994
                                             --------------
TOTAL FOREIGN BONDS
  (Cost $23,727,561)                             23,911,630
                                             --------------
MORTGAGE-BACKED SECURITIES -- 17.5%
  American Home Mortgage
    Investment Trust
    2.53%, 12/25/34 STEP         4,000,000        4,000,000
  Asset Securitization
    Corporation
    7.32%, 01/13/30                130,374          130,773
  Bank of America Mortgage
    Securities
    6.50%, 10/01/19              1,531,014        1,546,391

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------   --------------
  Bear Stearns Adjustable
    Rate Mortgage Trust
    3.19%, 12/01/33++          $ 3,348,978   $    3,313,334
    4.77%, 01/25/34++            1,727,285        1,714,109
    4.04%, 07/25/34++            3,166,674        3,128,001
  Bear Sterns Alt-A Trust
    2.79%, 06/25/34++            3,995,000        3,995,000
  Countrywide Alternative
    Loan Trust
    6.00%, 10/25/32                823,614          825,723
  Countrywide Home Loan
    Mortgage Pass Through
    Trust
    4.88%, 07/25/19 144A           726,932          727,136
    3.33%, 06/19/31++              247,534          248,987
    2.69%, 01/25/35 STEP         3,130,000        3,130,000
  Credit-Based Asset
    Servicing and
    Securitization LLC
    2.74%, 02/25/30++              327,684          327,897
  CS First Boston Mortgage
    Securities Corporation
    2.82%, 02/25/32++               59,270           59,307
  Federal Home Loan Mortgage
    Corporation
    9.50%, 06/01/05                  4,090            4,176
    8.00%, 03/01/06                     49               50
    7.00%, 05/01/06                  2,530            2,559
    8.75%, 08/01/06                  1,720            1,723
    8.50%, 12/01/07                 12,473           13,055
    8.50%, 01/01/08                  9,513            9,958
    8.00%, 05/01/08                 16,102           16,266
    8.50%, 06/01/08                  7,968            8,059
    8.75%, 07/01/08                  9,725           10,332
    8.00%, 01/01/09                  5,462            5,682
    7.50%, 03/01/09                 60,020           60,563
    16.25%, 07/01/11                 1,409            1,658
    15.25%, 08/01/11                 1,904            2,207
    5.00%, 11/15/16              6,403,802        6,510,706
    10.75%, 02/01/19               109,961          120,739
    4.12%, 09/01/23++              875,011          879,257
    3.68%, 07/01/27++              129,348          134,067
    2.49%, 06/01/28++              587,222          584,220
    7.35%, 03/01/31++               98,942          101,134
    5.73%, 04/01/32++            1,157,809        1,188,778
    2.80%, 02/15/33++            2,206,767        2,212,573
    6.00%, 04/01/33              2,893,957        2,993,620
    4.43%, 10/01/34++            1,627,093        1,638,966
  Federal Housing Authority
    7.43%, 09/01/22                  7,885            8,282
  Federal National Mortgage
    Association
    6.00%, 08/01/08                361,431          376,390
    6.50%, 11/01/08                469,397          492,255
    3.40%, 12/01/09              1,435,576        1,442,754
    5.07%, 03/01/24++              129,291          127,338
    3.56%, 12/01/24 CONV++         276,236          279,656

                                   PAR           VALUE
                               -----------   --------------
    9.00%, 05/01/25            $   180,901   $      201,520
    9.00%, 07/01/25                327,872          365,237
    2.67%, 09/25/30++              560,178          559,339
    5.02%, 12/01/30++               85,238           83,804
    6.56%, 02/01/31++              146,922          152,072
    4.45%, 09/01/31++              275,739          285,283
    3.31%, 03/25/32                749,519          744,177
    4.32%, 04/01/33++            2,253,711        2,280,475
    4.26%, 06/01/33++              601,408          607,031
    5.50%, 06/01/33                 39,981           40,624
    5.50%, 07/01/33                 40,558           41,211
    4.31%, 10/01/33++            3,074,580        3,101,270
    5.50%, 10/01/33                237,046          240,858
    4.31%, 12/01/33++            1,003,618        1,008,503
    5.00%, 04/01/34                100,163           99,430
    5.00%, 05/01/34              3,624,670        3,598,142
    5.00%, 06/01/34                 24,437           24,259
    5.75%, 08/25/34              4,300,000        4,390,200
    5.13%, 09/01/34              2,222,054        2,273,766
    5.14%, 09/01/34              2,912,711        2,980,469
    4.87%, 10/01/34              2,797,371        2,839,892
    5.00%, 10/01/34                742,806          737,371
    5.24%, 10/01/34++            3,789,609        3,879,961
    6.19%, 04/01/40++              864,300          892,338
  FFCA Secured Lending
    Corporation
    7.27%, 02/18/11 144A           562,427          562,771
  First Republic Mortgage
    Loan Trust
    3.90%, 06/25/30++              751,803          759,997
  GMAC Commercial Mortgage
    Securities, Inc.
    7.18%, 08/15/36              1,597,093        1,783,265
  Government National
    Mortgage Association
    8.25%, 03/15/06                  2,384            2,469
    8.25%, 05/15/06                  5,434            5,626
    6.00%, 12/15/08                396,135          412,413
    6.00%, 02/15/11                627,563          655,396
    3.38%, 06/20/17++               44,604           45,239
    3.38%, 06/20/21++               22,130           22,486
    4.63%, 10/20/27++              185,473          188,972
    8.50%, 10/15/29                149,115          162,809
    8.50%, 01/15/30                 98,280          107,290
    3.01%, 02/16/30++              660,223          666,565
    8.50%, 03/15/30                 31,152           34,007
    8.50%, 04/15/30                 31,511           34,400
    8.50%, 05/15/30                242,393          264,616
    8.50%, 06/15/30                104,056          113,595
    8.50%, 07/15/30                355,132          387,697
    8.50%, 08/15/30                 55,628           60,728
    8.50%, 09/15/30                 23,280           25,414
    8.50%, 10/15/30                 47,510           51,866
    8.50%, 11/15/30                145,377          158,705
    8.50%, 12/15/30                144,611          157,869
    8.50%, 01/15/31                 79,188           86,442

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
    2.61%, 01/16/31++          $ 1,180,302   $    1,180,281
    8.50%, 02/15/31                129,291          141,136
    3.75%, 05/20/34++            2,766,548        2,728,470
    3.75%, 06/20/34++            3,754,153        3,717,219
  GS Mortgage Securities
    Corporation II
    3.41%, 01/10/40 IO
      144A(omg)                 43,459,665        1,408,958
    6.04%, 08/15/18 144A           521,766          552,896
  GSAA Trust
    2.68%, 12/25/34++            3,175,000        3,205,758
  GSR Mortgage Loan Trust
    3.69%, 06/01/34++            3,654,822        3,624,882
    4.45%, 09/25/34++            2,892,337        2,898,796
  IFC SBA Loan-Backed
    Adjustable Rate
    Certificate
    3.25%, 01/15/24 144A++         721,189          692,342
  LB-UBS Commercial Mortgage
    Trust
    2.59%, 08/15/33 IO
      144A(omg)                 38,255,000        1,314,312
  MLCC Mortgage Investors,
    Inc.
    2.78%, 03/15/25 STEP         1,401,332        1,402,712
    4.77%, 12/25/34++            3,181,105        3,194,117
  Morgan Stanley Capital I
    6.22%, 06/03/30              1,046,580        1,052,634
    6.53%, 03/15/31              2,960,000        3,213,184
  MortgageIT Trust
    2.79%, 12/25/34 STEP         4,484,286        4,486,814
  Residential Accredit Loans,
    Inc.
    6.00%, 12/25/16                409,369          415,306
    2.82%, 01/25/33++            1,841,920        1,843,642
  Residential Asset
    Securitization Trust
    2.58%, 05/25/33++            3,668,505        3,673,779
  Residential Funding
    Mortgage Securities I
    6.50%, 03/25/32                325,677          335,272
    5.50%, 09/25/33              2,557,360        2,616,129
  Sequoia Mortgage Trust
    2.81%, 10/20/27++            1,411,717        1,414,633
    2.86%, 10/20/33++            1,022,849        1,028,019
  Structured Adjustable Rate
    Mortgage Loan Trust
    4.92%, 03/25/34++            2,801,594        2,804,619
    2.72%, 09/25/34++            2,702,142        2,699,322
  Structured Asset Mortgage
    Investments, Inc.
    3.87%, 10/19/34++            2,921,324        2,988,487
  Structured Asset Securities
    Corporation
    7.50%, 06/28/31                119,771          119,581
    4.99%, 12/25/33++            2,748,949        2,787,088
  Washington Mutual
    2.69%, 12/25/27 STEP         6,098,407        6,091,793
    3.67%, 01/25/41++              426,492          427,875

                                   PAR           VALUE
                               -----------   --------------
    3.00%, 06/25/42++          $   511,767   $      516,674
    2.74%, 01/25/45++            3,000,000        3,000,000
  Washington Mutual Mortgage
    Securities Corporation
    4.14%, 07/25/31++              398,698          403,773
    4.09%, 03/25/32++              676,730          680,651
  Wells Fargo Mortgage-Backed
    Securities Trust
    3.39%, 07/25/34++            3,124,344        3,115,670
                                             --------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $152,894,941)                           152,328,374
                                             --------------
MUNICIPAL BONDS -- 0.8%
  Honolulu, Hawaii City &
    County, Series B General
    Obligation Bond (MBIA
    Insured) (Non-Callable)
    5.00%, 07/01/12              1,200,000        1,330,176
  Missouri Higher Education
    Loan Authority, Revenue
    Bond (Guaranteed Standard
    Loans Insured) (Callable
    04/01/05 @ $100)
    2.04%, 07/25/08++              572,922          573,281
  New York City, New York
    Municipal Water Finance
    Authority Water & Sewer
    System, Series C Revenue
    Bond (Callable @ $100)
    5.00%, 06/15/35              3,200,000        3,267,552
  Sales Tax Asset Receivable
    Corporation, New York,
    Series B Revenue Bond
    (FSA Insured)
    (Non-Callable)
    3.60%, 10/15/08                425,000          420,984
  Texas State Public Finance
    Authority, Series B
    Revenue Bond
    (Non-Callable)
    2.63%, 06/15/06              1,365,000        1,352,469
                                             --------------
TOTAL MUNICIPAL BONDS
  (Cost $6,985,207)                               6,944,462
                                             --------------
                                NUMBER OF
                                CONTRACTS
                               -----------
OPTIONS -- 0.0%
PUT OPTIONS -- 0.0%
  British Pounds
  90-Day LIBOR Futures,
    Strike Price $94.25,
    Expires 12/21/05
    (Cost $0)                           25                0
                                             --------------

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                 SHARES          VALUE
                               -----------   --------------
PREFERRED STOCKS -- 0.0%
  Fannie Mae 7.00%+++
  (Cost $250,000)                    5,000   $      283,438
                                             --------------
SHORT-TERM INVESTMENTS -- 27.2%
  AB Funds Trust -- Money
    Market Fund (GS4
    Class)(inf)                 31,260,577       31,260,577
  Northern Institutional
    Liquid Assets
    Portfoliosec.              205,194,495      205,194,495
                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $236,455,072)                           236,455,072
                                             --------------
                                   PAR
                               -----------
U.S. TREASURY OBLIGATIONS -- 33.8%
  U.S. Treasury Bills
    1.00%, 01/06/05+++         $   600,000          599,850
    2.03%, 01/06/05+++           1,100,000        1,099,690
    2.17%, 03/03/05++++            200,000          199,325
    2.18%, 03/03/05++++            100,000           99,662
    2.15%, 03/17/05++++             40,000           39,831
    2.17%, 03/17/05++++            260,000          258,902
    2.21%, 03/17/05++++            805,000          801,600
                                             --------------
                                                  3,098,860
                                             --------------
  U.S. Treasury Bonds
    10.00%, 05/15/10             8,120,000        8,338,233
    12.75%, 11/15/10+++         12,315,000       13,356,492
    10.38%, 11/15/12+++          9,470,000       11,293,723
                                             --------------
                                                 32,988,448
                                             --------------
  U.S. Treasury Inflationary
    Index Bonds
    3.38%, 01/15/07+++           1,300,000        1,659,160
    3.63%, 01/15/08+++          13,600,000       17,506,774
                                             --------------
                                                 19,165,934
                                             --------------
  U.S. Treasury Notes
    1.50%, 02/28/05++++,+++        470,000          469,817
    2.00%, 08/31/05+++          20,100,000       20,027,780
    5.75%, 11/15/05              1,350,000        1,385,016
    5.88%, 11/15/05+++             660,000          677,764
    1.88%, 11/30/05+++          21,350,000       21,189,895

                                   PAR           VALUE
                               -----------   --------------
    1.88%, 12/31/05+++         $14,535,000   $   14,413,502
    1.88%, 01/31/06+++          25,180,000       24,945,927
    2.25%, 04/30/06+++          17,585,000       17,444,883
    2.50%, 05/31/06+++           6,930,000        6,892,377
    2.75%, 06/30/06+++           9,655,000        9,632,002
    2.75%, 07/31/06+++           5,890,000        5,872,748
    2.38%, 08/31/06+++           1,670,000        1,653,888
    2.50%, 09/30/06+++          11,745,000       11,647,281
    2.50%, 10/31/06+++          10,190,000       10,098,056
    2.88%, 11/30/06+++          10,510,000       10,480,446
    3.13%, 05/15/07+++             480,000          479,906
    3.00%, 11/15/07+++          38,120,000       37,896,654
    6.00%, 08/15/09+++          14,100,000       15,555,176
    3.50%, 12/15/09+++           9,225,000        9,183,202
    5.00%, 08/15/11+++           1,000,000        1,064,883
    4.88%, 02/15/12+++          17,300,000       18,290,702
                                             --------------
                                                239,301,905
                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $297,075,008)                           294,555,147
                                             --------------
TOTAL INVESTMENTS -- 126.1%
  (Cost $1,102,800,528)                       1,098,208,904
                                             --------------
                                NUMBER OF
                                CONTRACTS
                               -----------
WRITTEN OPTIONS -- 0.0%
CALL SWAPTIONS -- 0.0%
  3-Month LIBOR, Strike Price
    $4.00,
    Expires 10/31/05                  (640)         (48,800)
                                             --------------
PUT SWAPTIONS -- 0.0%
  3-Month LIBOR, Strike Price
    $7.00,
    Expires 10/31/05                  (640)          (3,526)
                                             --------------
TOTAL WRITTEN OPTIONS
  (Premiums received $(184,960))                    (52,326)
                                             --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (26.1%)                            (227,422,605)
                                             --------------
NET ASSETS -- 100.0%                         $  870,733,973
                                             ==============

                       See Notes to Financial Statements.

Interest rate swap agreements outstanding at December 31, 2004:

                                                       UNREALIZED
                       EXPIRATION                    APPRECIATION/
DESCRIPTION               DATE      NOTIONAL VALUE   (DEPRECIATION)
-----------            ----------   --------------   --------------
BRITISH POUNDS
Receive fixed rate
payments of 5.00% and
pay variable rate
payments on the six
month LIBOR floating
rate(b)                 06/15/08        6,300,000      $  29,268
                                                       ---------
EURODOLLARS
Receive fixed rate
payments of 4.00% and
pay variable rate
payments on the six
month LIBOR floating
rate(g)                 06/17/10        3,900,000        162,260
                                                       ---------
U.S. DOLLARS
Receive fixed rate
payments of 4.00% and
pay variable rate
payments on the three
month LIBOR floating
rate(d)                 06/15/07     $ 57,700,000        304,516
Receive variable rate
payments on the three
month LIBOR floating
rate and pay fixed
rate payments of
4.00%(a)                06/15/10      (15,800,000)       157,224
Receive variable rate
payments on the three
month LIBOR floating
rate and pay fixed
rate payments of
5.00%(c)                06/15/15      (22,400,000)      (393,053)
Receive variable rate
payments on the three
month LIBOR floating
rate and pay fixed
rate payments of
5.00%(a)                06/15/15      (17,200,000)      (301,808)
                                                       ---------
                                                        (233,121)
                                                       ---------
                                                       $ (41,593)
                                                       =========

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                ---------
Agency Obligations                                 19.5%
Asset-Backed Securities                            11.8%
Certificates of Deposit                             2.3%
Commercial Paper                                    1.3%
Corporate Bonds                                     9.1%
Foreign Bonds                                       2.8%
Forward Foreign Currency Contracts                 (0.1%)
Futures Contracts                                  37.7%
Mortgage-Backed Securities                         17.5%
Municipal Bonds                                     0.8%
Preferred Stocks                                    0.0%*
Short-Term Investments                             27.2%
Swap Contracts                                      0.0%*
U.S. Treasury Obligations                          33.8%
Written Options                                    (0.0%)*
                                                 -------
                                                  163.7%
                                                 =======

---------------
+ Based on net assets.
* Rounds to less than 0.1%.

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

The broad fixed income market overcame several headwinds to generate modest, but rather impressive, positive returns for the fourth quarter and calendar year 2004. Roadblocks for the broad bond market included economic growth, expectations of rising interest rates, a tightening cycle by the Federal Reserve, a depreciating U.S. dollar and the expanding U.S. fiscal deficit. In aggregate, these factors placed upward pressure on interest rates. Given the inverse relationship between bond yields and bond prices, the backdrop for bonds has appeared somewhat bearish over recent periods. In the midst of these factors, the bond market overcame these hurdles to a degree and has held up relatively well given the circumstances -- primarily due to vigorous foreign demand for dollar denominated debt, well-telegraphed Federal Reserve policy and some retention of geopolitical risk -- all of which have helped moderate the rising interest rate environment. Short-term rates did increase in response to the Federal Reserve raising the Fed Funds rate by 0.25% on two separate occasions during the quarter in their effort to moderate economic growth on a measured basis and to protect against inflation. The bond market had anticipated the Fed's tightening action as well as absorbed the Federal Reserve's outlook on inflation. While short-term rates increased, long-term rates remained steady reflecting the lack of concerns related to inflation and strong investor demand. Therefore, the period was marked by a flattening yield curve (as short-term rates increased and long-term rates remained stable). Strategies by active management that took advantage of the yield curve flattening were able to add value relative to their benchmark. For illustration purposes, the yield on the 2-year Treasury-note increased by 0.46% while the yield on the 10-year Treasury-note increased 0.10% and the yield on the 30-year Treasury-bond declined by 0.07%. During the flattening environment, all bond sectors generated positive returns during the quarter with non-Treasury sectors, such as corporates and mortgages, being the best performers. Strong investor demand, lower oil prices and low volatility all contributed to the rally in non-Treasury sectors. Despite the difficult environment for bonds, the broad fixed income market, as measured by the Lehman Brothers Aggregate Bond Index, produced a quarterly return of 0.95% and an annual return of 4.34%.

The fund, a high-quality, core fixed income portfolio, generated a positive absolute return and outpaced its benchmark index, the Lehman Brothers Aggregate Bond Index, for the quarter with the outperformance being generated during November and December. During the quarter, the fund benefited from its lower-than-benchmark duration position which indicated that on an aggregate basis, bond prices in the Medium-Duration Bond Fund were less sensitive to interest rate changes compared to the benchmark index. Therefore, as interest rates increased during the quarter (most notably during November), the prices of bonds within the fund generally depreciated less than the benchmark. Also benefiting the fund were the yield curve strategies that took advantage of the flattening yield curve environment. Additionally, security selection within the corporate bond sector and modest tactical allocations to non-benchmark sectors such as non-dollar, emerging market debt and TIPS added value relative to the benchmark. All three of the sub-advisers within the fund -- Goldman Sachs, PIMCO and Western Asset Management -- generated a positive return relative to the benchmark index for the quarter. At period-end, approximately 82% of the fund was rated AAA/Government while the average credit quality of the fund remained high at AA. As of quarter end, the fund's primary sector exposure was to Treasury/agency, corporates and mortgages. The GS4 Class SEC 30-day yield increased modestly to 2.76%, compared to 2.54% at the end of the third quarter.

MEDIUM-DURATION BOND FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
--------------------------------------------------------------------------------

                                   GS2 CLASS*    GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                   ----------    ----------    ----------    -----------    ----------    ---------------------
  One Year                           5.34%         5.20%         4.88%         4.34%           N/A             N/A
  Since Inception                    6.64%         6.70%         6.38%         6.09%          0.87%           0.90%
  Inception Date                   08/27/01      08/27/01      08/27/01      08/27/01        11/08/04        11/08/04

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.absbc.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                                         GS4 CLASS                           INDEX**
                                                                         ---------                ------------------------------
Aug 27 2001                                                                10000                              10000
Aug 2001                                                                   10051                              10056
Sep 2001                                                                   10123                              10173
Oct 2001                                                                   10364                              10386
Nov 2001                                                                   10223                              10243
Dec 2001                                                                   10149                              10177
Jan 2002                                                                   10253                              10260
Feb 2002                                                                   10387                              10359
Mar 2002                                                                   10223                              10187
Apr 2002                                                                   10422                              10384
May 2002                                                                   10479                              10473
Jun 2002                                                                   10453                              10563
Jul 2002                                                                   10466                              10691
Aug 2002                                                                   10685                              10871
Sep 2002                                                                   10774                              11047
Oct 2002                                                                   10752                              10997
Nov 2002                                                                   10833                              10994
Dec 2002                                                                   11079                              11221
Jan 2003                                                                   11165                              11231
Feb 2003                                                                   11315                              11386
Mar 2003                                                                   11312                              11377
Apr 2003                                                                   11461                              11471
May 2003                                                                   11671                              11685
Jun 2003                                                                   11674                              11662
Jul 2003                                                                   11295                              11270
Aug 2003                                                                   11403                              11345
Sep 2003                                                                   11721                              11645
Oct 2003                                                                   11638                              11536
Nov 2003                                                                   11704                              11564
Dec 2003                                                                   11811                              11682
Jan 2004                                                                   11898                              11776
Feb 2004                                                                   12014                              11903
Mar 2004                                                                   12105                              11992
Apr 2004                                                                   11831                              11680
May 2004                                                                   11802                              11634
Jun 2004                                                                   11875                              11700
Jul 2004                                                                   11978                              11816
Aug 2004                                                                   12202                              12041
Sep 2004                                                                   12251                              12074
Oct 2004                                                                   12353                              12175
Nov 2004                                                                   12306                              12078
Dec 2004                                                                   12425                              12189

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Lehman Brothers Aggregate Bond Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004                  PAR           VALUE
-----------------              -----------   --------------
AGENCY OBLIGATIONS -- 17.4%
  Federal Home Loan Bank
    1.00%, 01/03/05            $41,600,000   $   41,597,688
    1.25%, 01/03/05              9,600,000        9,599,333
    2.13%, 01/28/05              8,700,000        8,686,102
    2.50%, 04/11/06              5,000,000        4,965,440
    3.00%, 05/15/06              2,000,000        1,997,810
    2.88%, 05/22/06              3,000,000        2,991,420
    2.88%, 05/23/06+++           2,000,000        1,994,238
    6.50%, 08/15/07              2,500,000        2,693,858
    3.50%, 02/13/09+++           1,000,000          990,991
    4.08%, 04/26/10              1,500,000        1,507,877
  Federal Home Loan Mortgage
    Corporation
    2.27%, 04/28/06              5,000,000        4,947,845
    4.88%, 03/15/07+++           1,000,000        1,033,045
    3.00%, 07/09/08              2,000,000        1,964,220
    7.00%, 03/15/10              1,600,000        1,829,290
  Federal National Mortgage
    Association
    1.15%, 01/03/05             16,300,000       16,298,959
    1.25%, 01/03/05             32,000,000       31,997,778
    1.65%, 01/03/05              9,600,000        9,599,120
    1.10%, 04/01/05++++            255,000          253,495
    1.96%, 04/01/05                530,000          526,871
    2.05%, 04/01/05                200,000          198,819
    6.63%, 09/15/09              1,700,000        1,898,176
    7.25%, 01/15/10              9,000,000       10,354,778
  Financing Corporation
    Principle STRIPS
    5.06%, 11/30/17(omg)         1,130,000          593,624
    5.18%, 04/05/19(omg)           620,000          299,453
  Resolution Funding
    Corporation STRIPS
    4.91%, 01/15/17(omg)         5,176,000        2,891,878
                                             --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $160,145,730)                           161,712,108
                                             --------------
ASSET-BACKED SECURITIES -- 5.4%
  ACE Securities Corporation
    2.53%, 04/25/34 STEP         1,776,723        1,776,756
  American Express Credit
    Account Master Trust
    2.54%, 04/15/08++            3,000,000        3,002,982
  Ameriquest Mortgage
    Securities, Inc.
    2.51%, 04/25/34++            1,039,141        1,039,084
  Amortizing Residential
    Collateral Trust
    2.70%, 04/25/32++              181,790          181,762
  AQ Finance NIM Trust
    3.07%, 12/25/07 144A++@         72,659           73,204
    2.64%, 01/25/09 144A++         163,389          163,338
    8.74%, 03/25/35 144A++@         17,733           17,774
  Argent Securities, Inc.
    2.53%, 05/25/34++            2,641,695        2,641,999

                                   PAR           VALUE
                               -----------   --------------
  Bayview Financial
    Acquisition Trust
    2.80%, 11/25/31 144A++     $ 1,406,783   $    1,406,760
  Capital Auto Receivables
    Asset Trust
    2.64%, 03/17/08              3,000,000        2,987,574
  Centex Home Equity
    2.72%, 09/26/33++              876,874          877,970
  Chase Funding Net Interest
    Margin
    5.00%, 12/17/33 144A@           45,239           45,179
    6.88%, 06/27/36 144A@              404              404
  Chesapeake Funding LLC
    2.59%, 08/07/08++            3,100,000        3,101,374
  Citibank Credit Card
    Issuance Trust
    3.20%, 02/09/09++              670,000          678,941
  CitiFinancial Mortgage
    Securities, Inc.
    2.71%, 08/25/33 STEP         1,304,949        1,305,408
  Conseco Finance
    Securitizations
    Corporation
    6.77%, 09/01/32              1,409,655        1,439,604
    4.20%, 02/01/33 IO(omg)@    12,744,000          581,509
    5.16%, 05/01/33                105,873          106,492
  Countrywide Asset-Backed
    Certificates
    2.57%, 10/25/23                800,000          800,000
  Countrywide Home Equity
    Loan Trust
    2.66%, 04/15/28++              294,399          294,224
    2.75%, 03/15/29++            3,689,712        3,691,266
    2.69%, 05/15/29++            3,693,629        3,699,403
    2.66%, 06/15/29++            1,878,142        1,872,943
  Daimler Chrysler Master
    Owner Trust
    2.46%, 05/15/07++              910,000          910,206
  EQCC Trust
    2.72%, 10/25/31++              398,124          398,879
  First Horizon Asset Back
    Trust
    2.62%, 10/25/34++            2,000,000        2,000,000
  Fleet Home Equity Loan
    Trust
    2.62%, 05/30/31++            1,074,780        1,072,210
  GSAMP Trust
    2.57%, 08/25/34++              709,618          709,632
  HFC Home Equity Loan
    Asset-Backed Certificates
    2.76%, 10/20/32++              679,417          680,056
    2.96%, 10/20/32++              985,720          986,896
  Home Equity Mortgage Trust
    2.57%, 12/25/34++            1,130,368        1,130,568
  Honda Auto Receivables
    Owner Trust
    2.09%, 11/18/05              1,117,293        1,116,420

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
  Household Mortgage Loan
    Trust
    2.74%, 06/20/33++          $   963,575   $      965,292
  Madison Avenue Manufactured
    Housing Contract
    2.77%, 09/25/08++            1,955,855        1,950,443
  Merrill Lynch Mortgage
    Investors, Inc.
    2.74%, 08/25/09++               37,628           37,642
  Metropolitan Asset Funding,
    Inc.
    2.88%, 04/25/29 STEP 144A       78,646           78,654
  Nextcard Credit Card Master
    Note Trust
    8.41%, 12/15/06++              910,000          106,081
  Provident Bank Home Equity
    Loan Trust
    2.69%, 08/25/31++              491,236          490,883
  Quest Trust
    2.98%, 06/25/34 144A++         996,482          995,472
  Residential Asset Mortgage
    Products, Inc.
    2.66%, 03/25/34 STEP         2,904,610        2,904,662
  Salomon Brothers Mortgage
    Securities VII
    2.90%, 03/30/28 STEP           193,149          193,178
  Saxon Asset Securities
    Trust
    2.74%, 06/25/33 STEP            92,608           92,772
  Structured Asset Securities
    Corporation
    2.87%, 02/25/33++              699,567          701,114
  SVO Timeshare Mortgage
    Corporation
    5.47%, 10/20/13 144A           411,232          417,909
                                             --------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $50,865,808)                             49,724,919
                                             --------------
CERTIFICATES OF DEPOSIT -- 1.7%
  Bank of America Corporation
    2.00%, 01/18/05                100,000           99,989
    2.03%, 02/04/05                200,000          199,946
    2.44%, 03/23/05              5,700,000        5,700,214
    2.44%, 03/28/05              2,000,000        2,000,084
  Citibank NA
    2.45%, 03/21/05              7,400,000        7,400,427
    2.47%, 03/29/05                500,000          500,052
  Wells Fargo Bank NA
    2.04%, 01/18/05                100,000           99,991
                                             --------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $16,000,000)                             16,000,703
                                             --------------
COMMERCIAL PAPER -- 1.0%
  General Electric Capital
    Corporation
    2.28%, 02/23/05                400,000          398,690
    2.42%, 03/14/05              7,700,000        7,664,306

                                   PAR           VALUE
                               -----------   --------------
  General Motors Acceptance
    Corporation
    2.50%, 04/05/05            $ 1,400,000   $    1,390,183
                                             --------------
TOTAL COMMERCIAL PAPER
  (Cost $9,452,269)                               9,453,179
                                             --------------
CORPORATE BONDS -- 12.3%
  Ace Capital Trust II
    9.70%, 04/01/30                 60,000           79,950
  Ace INA Holdings, Inc.
    8.30%, 08/15/06                550,000          588,196
    5.88%, 06/15/14+++             200,000          205,263
  AES Corporation (The)
    9.50%, 06/01/09                 42,000           47,985
    9.38%, 09/15/10+++              10,000           11,675
    8.75%, 05/15/13 144A           520,000          593,450
    9.00%, 05/15/15 144A+++        760,000          874,000
  AGCO Corporation
    9.50%, 05/01/08                 47,000           50,290
  Allied Waste North America
    8.88%, 04/01/08                 27,000           29,025
  Amerada Hess Corporation
    7.30%, 08/15/31                630,000          705,013
    7.13%, 03/15/33                400,000          441,232
  AmerisourceBergen
    Corporation
    8.13%, 09/01/08+++              80,000           89,400
  AMFM, Inc.
    8.00%, 11/01/08              1,075,000        1,207,998
  ANZ Capital Trust I
    4.48%, 01/29/49 144A+++        125,000          125,291
    5.36%, 12/29/49 144A           800,000          812,926
  Apache Corporation
    6.25%, 04/15/12                300,000          336,131
  Astoria Financial
    Corporation
    5.75%, 10/15/12                450,000          467,798
  AT&T Wireless Services,
    Inc.
    7.88%, 03/01/11                100,000          118,009
    8.13%, 05/01/12+++             135,000          163,427
  Bank One Corporation
    4.13%, 09/01/07+++           1,100,000        1,118,301
  Bank United Corporation
    8.88%, 05/01/07                125,000          138,409
  Beazer Homes USA
    8.63%, 05/15/11                 10,000           10,950
  BellSouth Capital Funding
    7.88%, 02/15/30                460,000          574,709
  BellSouth Corporation
    4.75%, 11/15/12                170,000          171,322
    6.88%, 10/15/31+++              10,000           11,378

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------   --------------
  Boeing Co. (The)
    6.63%, 02/15/38+++         $   210,000   $      233,846
  Cendant Corporation
    6.25%, 01/15/08                150,000          160,193
  CenterPoint Energy
    Resources Corporation
    7.88%, 04/01/13                 50,000           59,522
    5.95%, 01/15/14              1,025,000        1,086,476
  Centerpoint Energy, Inc.
    7.25%, 09/01/10                 75,000           83,749
  Charter Communications
    Operating LLC
    8.00%, 04/30/12 144A@          250,000          261,250
  Chesapeake Energy
    Corporation
    9.00%, 08/15/12                 61,000           69,998
    7.50%, 09/15/13+++              50,000           54,688
  Cincinnati Bell, Inc.
    7.25%, 07/15/13+++             100,000          103,250
  Citigroup, Inc.
    5.00%, 03/06/07+++           2,200,000        2,271,826
    5.00%, 09/15/14 144A           325,000          327,190
  Cleveland Electric
    Illuminating Co. (The)
    5.65%, 12/15/13                 60,000           62,336
    7.88%, 11/01/17              2,050,000        2,528,301
  Clorox Co.
    2.54%, 12/14/07 144A++       1,500,000        1,500,451
  CNA Financial Corporation
    6.50%, 04/15/05                100,000          100,914
    6.75%, 11/15/06                180,000          188,918
    5.85%, 12/15/14+++              75,000           74,984
  Comcast Cable
    Communications Holdings,
    Inc.
    8.38%, 03/15/13                300,000          370,501
    9.46%, 11/15/22+++             500,000          693,250
  Comcast Cable
    Communications, Inc.
    8.38%, 05/01/07                650,000          719,251
    6.75%, 01/30/11+++             740,000          832,055
  ConocoPhillips
    8.75%, 05/25/10                230,000          280,997
  ConocoPhillips Holding Co.
    6.95%, 04/15/29                785,000          929,908
  Cox Communications, Inc.
    4.63%, 01/15/10 144A           250,000          249,701
    7.13%, 10/01/12                 30,000           33,677
    4.63%, 06/01/13+++              80,000           76,660
    5.50%, 10/01/15                 55,000           54,797
  Cox Enterprises, Inc.
    4.38%, 05/01/08 144A           150,000          149,979
  CSC Holdings, Inc.
    7.63%, 04/01/11+++             530,000          573,725
    6.75%, 04/15/12 144A            60,000           62,100

                                   PAR           VALUE
                               -----------   --------------
  D.R. Horton, Inc.
    8.50%, 04/15/12            $    10,000   $       11,200
  DaimlerChrysler NA Holding
    Corporation
    7.40%, 01/20/05              1,700,000        1,703,128
    2.96%, 05/24/06++            1,200,000        1,206,384
    7.30%, 01/15/12+++             550,000          625,260
    6.50%, 11/15/13                210,000          228,156
  Delta Air Lines, Inc.
    6.42%, 07/02/12                400,000          417,819
    6.72%, 01/02/23+++             745,532          778,024
  Devon Energy Corporation
    7.95%, 04/15/32+++             745,000          955,007
  Dominion Resources, Inc.
    4.13%, 02/15/08                 70,000           70,532
    5.13%, 12/15/09                230,000          238,241
    5.70%, 09/17/12+++             310,000          328,742
  Dryden Investor Trust
    7.16%, 07/23/08 144A@        1,498,590        1,583,650
  Dynegy Holdings, Inc.
    8.75%, 02/15/12+++             910,000          957,775
  Eastman Kodak Co.
    7.25%, 11/15/13                120,000          129,452
  Echostar DBS Corporation
    5.26%, 10/01/08++              103,000          107,249
    5.75%, 10/01/08                500,000          508,750
    6.63%, 10/01/14 144A            30,000           30,525
  El Paso Corporation
    3.34%, 02/28/21 CONV(omg)      990,000          525,938
    8.05%, 10/15/30+++             600,000          583,500
    7.80%, 08/01/31+++           1,150,000        1,109,749
    7.75%, 01/15/32+++           1,030,000          991,375
  El Paso Natural Gas Co.
    8.38%, 06/15/32+++             210,000          234,938
  EOP Operating LP
    7.75%, 11/15/07                100,000          110,438
  Firstar Bank NA
    7.13%, 12/01/09                170,000          193,187
  FirstEnergy Corporation
    5.50%, 11/15/06                600,000          619,670
    6.45%, 11/15/11                 70,000           76,159
    7.38%, 11/15/31              1,700,000        1,947,467
  Ford Motor Co.
    6.63%, 10/01/28                275,000          257,243
    6.38%, 02/01/29                675,000          609,221
  Ford Motor Credit Co.
    2.51%, 07/18/05++,+++        3,000,000        2,998,320
    7.50%, 03/15/05+++           1,500,000        1,512,884
    7.38%, 10/28/09                590,000          637,060
    7.88%, 06/15/10                590,000          650,762
    7.38%, 02/01/11                320,000          345,304
    7.00%, 10/01/13+++             410,000          435,367
  Fresenius Medical Care
    Capital Trust II
    7.88%, 02/01/08                230,000          250,125

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
  General Electric Capital
    Corporation
    5.45%, 01/15/13            $   820,000   $      866,888
  General Electric Co.
    5.00%, 02/01/13                980,000        1,007,108
  General Motors Acceptance
    Corporation
    3.33%, 10/20/05++            1,700,000        1,706,663
    5.25%, 05/16/05              1,100,000        1,110,316
    7.50%, 07/15/05              1,600,000        1,633,171
    7.25%, 03/02/11                310,000          324,960
  Georgia-Pacific Corporation
    8.13%, 05/15/11                  4,000            4,620
    9.50%, 12/01/11+++              15,000           18,563
    9.38%, 02/01/13                  4,000            4,680
  Greenpoint Financial
    Corporation
    3.20%, 06/06/08                350,000          342,333
  HCA, Inc.
    6.95%, 05/01/12                250,000          263,603
  Heinz (H.J.) Co.
    6.19%, 12/01/20++@           1,500,000        1,537,157
  Host Marriott LP
    9.50%, 01/15/07+++             550,000          605,000
    9.25%, 10/01/07                 32,000           35,840
  HSBC Bank USA NA
    2.59%, 09/21/07++            1,300,000        1,301,570
  HSBC Finance Corporation
    8.00%, 07/15/10                440,000          518,443
    7.00%, 05/15/12                390,000          446,023
    6.38%, 11/27/12                 70,000           77,463
  IMC Global, Inc.
    10.88%, 06/01/08               119,000          143,395
    10.88%, 08/01/13                50,000           62,750
  International Paper Co.
    5.50%, 01/15/14                135,000          139,704
  iStar Financial, Inc.
    6.50%, 12/15/13                125,000          132,041
    5.70%, 03/01/14+++             400,000          410,147
  J.P. Morgan Chase & Co.
    5.75%, 01/02/13                320,000          339,638
  JPM Capital Trust II
    7.95%, 02/01/27+++             700,000          765,859
  Kansas City Southern
    Railway
    9.50%, 10/01/08                119,000          135,809
  La Quinta Properties, Inc.
    7.00%, 08/15/12                 20,000           21,250
  Lamar Media Corporation
    7.25%, 01/01/13                100,000          108,500
  Lehman Brothers Holdings,
    Inc.
    4.00%, 01/22/08                170,000          171,295
  Liberty Media Corporation
    3.99%, 09/17/06++            1,390,000        1,407,388
    3.75%, 02/15/30 CONV+++         40,000           27,050

                                   PAR           VALUE
                               -----------   --------------
  Liberty Mutual Group
    5.75%, 03/15/14 144A       $   250,000   $      246,214
    7.00%, 03/15/34 144A            75,000           76,069
  Lockheed Martin Corporation
    8.50%, 12/01/29                190,000          260,770
  Lubrizol Corporation
    4.63%, 10/01/09                200,000          199,902
    5.50%, 10/01/14                100,000          100,778
  Lyondell Chemical Co.
    9.63%, 05/01/07 144A            48,000           53,040
    9.88%, 05/01/07+++             212,000          223,130
  MacDermid, Inc.
    9.13%, 07/15/11                111,000          123,765
  Manor Care, Inc.
    8.00%, 03/01/08                 87,000           96,053
  MeadWestvaco Corporation
    6.85%, 04/01/12+++             295,000          334,031
  Mediacom LLC
    9.50%, 01/15/13+++             500,000          504,375
  Merrill Lynch & Co., Inc.
    3.38%, 09/14/07+++             420,000          417,653
  Millennium America, Inc.
    9.25%, 06/15/08+++               4,000            4,570
  Nabisco, Inc.
    7.55%, 06/15/15              1,530,000        1,844,999
  Nextel Communications, Inc.
    5.95%, 03/15/14                294,000          305,760
    7.38%, 08/01/15                130,000          143,650
  Niagara Mohawk Power
    Corporation
    7.75%, 10/01/08              1,340,000        1,508,713
  Northrop Grumman
    Corporation
    4.08%, 11/16/06                280,000          282,956
  Omnicare, Inc.
    8.13%, 03/15/11                239,000          258,120
  Oncor Electric Delivery Co.
    6.38%, 01/15/15+++             140,000          154,546
  Pacific Energy Partners LP
    7.13%, 06/15/14                 60,000           64,200
  Pacific Gas & Electric Co.
    2.72%, 04/03/06++            1,168,000        1,169,045
    6.05%, 03/01/34+++             460,000          479,428
  Patrons' Legacy
    5.65%, 01/17/17 144A           640,000          649,094
  Peabody Energy Corporation
    6.88%, 03/15/13+++             165,000          179,438
  Pemex Project Funding
    Master Trust
    9.13%, 10/13/10              1,075,000        1,291,612
  Penney (JC) Co., Inc.
    8.00%, 03/01/10                176,000          201,960
  PHH Corporation
    7.13%, 03/01/13                200,000          224,009

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------   --------------
  Plains Exploration &
    Production Co.
    7.13%, 06/15/14+++         $   100,000   $      109,500
  Pliant Corporation
    7.87%, 06/15/09 STEP(omg)      250,000          232,188
  Popular North America, Inc.
    6.13%, 10/15/06                200,000          208,527
    4.25%, 04/01/08                300,000          303,058
    3.88%, 10/01/08                250,000          249,897
  PP&L Capital Funding
    Trust I
    7.29%, 05/18/06              1,400,000        1,460,984
  PP&L Capital Funding, Inc.
    7.75%, 04/15/05                700,000          708,426
  Pride International, Inc.
    7.38%, 07/15/14                130,000          142,675
  Prudential Funding LLC
    6.60%, 05/15/08 144A           600,000          649,843
  PVNGS II Funding
    Corporation, Inc.
    8.00%, 12/30/15              1,800,000        2,007,052
  Qwest Capital Funding, Inc.
    7.25%, 02/15/11+++             200,000          197,000
  Qwest Corporation
    5.63%, 11/15/08+++             600,000          613,500
    9.13%, 03/15/12 144A           250,000          290,000
    7.50%, 06/15/23+++             500,000          500,000
  Rabobank Capital Funding
    Trust III
    5.25%, 10/31/49 144A++         250,000          249,183
  Raytheon Co.
    6.00%, 12/15/10                  5,000            5,417
    5.50%, 11/15/12+++              10,000           10,575
    5.38%, 04/01/13                115,000          120,002
  Ryland Group, Inc.
    9.75%, 09/01/10                136,000          148,580
  Safeco Corporation
    4.20%, 02/01/08                450,000          455,143
  Sara Lee Corporation
    6.25%, 09/15/11                240,000          266,295
    3.88%, 06/15/13                150,000          142,556
  SBC Communications, Inc.
    4.13%, 09/15/09+++             525,000          524,596
    5.10%, 09/15/14                420,000          424,709
  Schuler Homes, Inc.
    9.38%, 07/15/09                 38,000           41,040
  Simon Property Group LP
    7.38%, 01/20/06                900,000          935,152
  SLM Corporation
    4.63%, 04/01/09++            1,100,000        1,097,679
  Smithfield Foods, Inc.
    7.00%, 08/01/11                 30,000           32,175
  Sonat, Inc.
    7.63%, 07/15/11                460,000          478,400
  Southern California Edison
    Co.
    6.38%, 01/15/06                500,000          515,822

                                   PAR           VALUE
                               -----------   --------------
  Southern Natural Gas Co.
    8.88%, 03/15/10            $   130,000   $      146,250
    8.00%, 03/01/32                400,000          438,500
  Sovereign Bancorp, Inc.
    2.71%, 08/25/06++              300,000          300,050
  Sovereign Bank
    5.13%, 03/15/13                 50,000           50,139
    4.38%, 08/01/13++              425,000          424,561
  Sprint Capital Corporation
    4.78%, 08/17/06 STEP           710,000          723,889
    6.00%, 01/15/07                340,000          356,012
    6.13%, 11/15/08                510,000          547,407
    8.38%, 03/15/12                300,000          365,954
    6.88%, 11/15/28                250,000          274,532
  SPX Corporation
    7.50%, 01/01/13                 55,000           59,950
  Target Corporation
    5.88%, 03/01/12+++             460,000          501,629
  TCI Communications
    Financing III
    9.65%, 03/31/27              2,610,000        3,031,636
  Tenet Healthcare
    Corporation
    7.38%, 02/01/13+++             170,000          165,750
  Tennessee Valley Authority
    6.75%, 11/01/25              1,420,000        1,697,989
    7.13%, 05/01/30              3,360,000        4,193,072
  THL Buildco, Inc.
    8.50%, 09/01/14 144A           125,000          131,250
  Time Warner Entertainment
    Co. LP
    8.38%, 07/15/33                320,000          414,724
  Time Warner, Inc.
    6.88%, 05/01/12                110,000          125,457
    7.70%, 05/01/32              1,310,000        1,607,396
  Triton PCS, Inc.
    8.75%, 11/15/11+++             500,000          397,500
  TXU Corporation
    4.80%, 11/15/09 144A           575,000          576,648
    5.55%, 11/15/14 144A+++        400,000          398,110
    6.50%, 11/15/24 144A           475,000          477,113
  TXU Energy Co. LLC
    2.84%, 01/17/06 144A++@        885,000          887,694
    7.00%, 03/15/13                150,000          167,793
  Tyson Foods, Inc.
    7.25%, 10/01/06                100,000          106,065
    8.25%, 10/01/11+++             125,000          148,628
  Unilever Capital
    Corporation
    7.13%, 11/01/10                285,000          328,210
  Union Pacific Corporation
    6.65%, 01/15/11+++             260,000          291,069
  United Air Lines, Inc.
    9.21%, 01/21/17#@              200,000           90,125
    9.56%, 10/19/18#@              262,152          109,230
  United Telephone Co. of
    Kansas
    6.89%, 07/01/08                500,000          532,515

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
  Ventas Realty LP
    8.75%, 05/01/09            $    70,000   $       78,838
    9.00%, 05/01/12                 20,000           23,425
  Verizon Global Funding
    Corporation
    6.88%, 06/15/12+++              40,000           45,729
    4.38%, 06/01/13+++             140,000          136,656
  Verizon New York, Inc.
    6.88%, 04/01/12                275,000          309,128
  Verizon Wireless Capital
    LLC
    2.42%, 05/23/05 144A++       1,200,000        1,199,816
  Vintage Petroleum, Inc.
    8.25%, 05/01/12                250,000          276,875
  Washington Mutual, Inc.
    8.25%, 04/01/10                250,000          292,801
  Waste Management, Inc.
    7.75%, 05/15/32                980,000        1,217,523
  Westlake Chemical
    Corporation
    8.75%, 07/15/11                 22,000           24,970
  Weyerhaeuser Co.
    6.00%, 08/01/06                200,000          207,913
    6.75%, 03/15/12                410,000          462,668
  Williams Cos., Inc.
    7.50%, 01/15/31                270,000          280,800
    7.75%, 06/15/31+++             200,000          210,500
    8.75%, 03/15/32+++           1,130,000        1,303,737
  Xerox Corporation
    7.13%, 06/15/10+++             250,000          271,250
  XTO Energy, Inc.
    7.50%, 04/15/12                 43,000           50,391
    6.25%, 04/15/13+++             255,000          279,528
                                             --------------
TOTAL CORPORATE BONDS
  (Cost $107,175,383)                           114,061,698
                                             --------------
FOREIGN BONDS -- 9.2%
AUSTRALIA -- 0.1%
  QBE Insurance Group, Ltd.
    5.65%, 07/01/23 144A++         625,000          614,881
                                             --------------
BAHAMAS -- 0.0%
  Teekay Shipping Corporation
    8.88%, 07/15/11                206,000          239,990
                                             --------------
BERMUDA -- 0.6%
  Arch Capital Group, Ltd.
    7.35%, 05/01/34                550,000          588,220
  Intelsat, Ltd.
    6.50%, 11/01/13+++             110,000          100,263
  Tyco International Group SA
    6.38%, 02/15/06                100,000          103,360
    5.80%, 08/01/06                800,000          828,606
    6.13%, 11/01/08+++              90,000           97,049
    6.75%, 02/15/11                400,000          448,883
    6.00%, 11/15/13              2,920,000        3,186,739
                                             --------------
                                                  5,353,120
                                             --------------

                                   PAR           VALUE
                               -----------   --------------
BRAZIL -- 1.0%
  Federal Republic of Brazil
    8.00%, 04/15/05            $   757,610   $      780,177
    3.06%, 04/15/06++,+++          528,000          529,290
    14.50%, 10/15/09+++            900,000        1,200,060
    12.00%, 04/15/10+++            410,000          508,400
    2.19%, 04/15/12++              388,238          371,738
    3.13%, 04/15/12++              132,354          126,880
    8.00%, 04/15/14+++           3,732,342        3,843,517
    10.13%, 05/15/27               800,000          914,800
    11.00%, 08/17/40+++            505,000          599,814
                                             --------------
                                                  8,874,676
                                             --------------
BULGARIA -- 0.2%
  Republic of Bulgaria
    2.75%, 07/28/11++              609,700          611,157
    8.25%, 01/15/15 144A           260,000          325,000
    8.25%, 01/15/15                480,000          604,752
                                             --------------
                                                  1,540,909
                                             --------------
CANADA -- 0.4%
  Bombardier Capital Funding
    LP
    6.13%, 05/14/07(E)             250,000          344,245
  Cascades, Inc.
    7.25%, 02/15/13                106,000          112,890
  Conoco Funding Co.
    7.25%, 10/15/31                315,000          385,355
  General Motors Nova Scotia
    Finance Co.
    6.85%, 10/15/08              1,670,000        1,743,928
  Hydro Quebec
    6.30%, 05/11/11                305,000          340,500
  Rogers Cable, Inc.
    5.50%, 03/15/14                300,000          284,250
  Rogers Wireless
    Communications, Inc.
    5.53%, 12/15/10 144A++,+++     250,000          263,125
    6.38%, 03/01/14 144A           100,000           99,500
  Sun Media Corporation
    7.63%, 02/15/13+++              50,000           54,813
  Western Oil Sands, Inc.
    8.38%, 05/01/12+++              95,000          111,506
                                             --------------
                                                  3,740,112
                                             --------------
CAYMAN ISLANDS -- 0.2%
  ACE, Ltd.
    6.00%, 04/01/07                350,000          365,306
  Mizuho Financial Group
    (Cayman), Ltd.
    5.79%, 04/15/14 144A+++        500,000          526,143
  Systems 2001 Asset Trust
    LLC
    6.66%, 09/15/13 144A           945,418        1,048,160
                                             --------------
                                                  1,939,609
                                             --------------

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------   --------------
CHILE -- 0.0%
  Codelco, Inc.
    4.75%, 10/15/14 144A       $   210,000   $      206,329
                                             --------------
COLOMBIA -- 0.1%
  Republic of Colombia
    10.50%, 07/09/10                60,000           70,200
    11.75%, 02/25/20+++            605,000          780,450
                                             --------------
                                                    850,650
                                             --------------
EL SALVADOR -- 0.0%
  Republic of El Salvador
    8.25%, 04/10/32                100,000          102,463
                                             --------------
FRANCE -- 0.0%
  Compagnie Generale de
    Geophysique SA
    10.63%, 11/15/07                63,000           66,544
  Legrand SA
    8.50%, 02/15/25                250,000          296,250
                                             --------------
                                                    362,794
                                             --------------
GERMANY -- 2.0%
  Aries Vermogensverwaltungs
    9.60%, 10/25/14 144A           500,000          617,500
  Deutsche Bundesrepublik
    4.50%, 01/04/13(E)           4,000,000        5,812,092
    6.50%, 07/04/27(E)           2,300,000        4,158,623
    5.50%, 01/04/31(E)           4,890,000        7,933,020
  Morgan Stanley (Gazprom)
    9.63%, 03/01/13                 40,000           47,628
    9.63%, 03/01/13 144A           110,000          130,350
                                             --------------
                                                 18,699,213
                                             --------------
GUATEMALA -- 0.0%
  Republic of Guatemala
    8.13%, 10/06/34 144A           170,000          176,800
                                             --------------
IRELAND -- 0.0%
  Eircom Funding
    8.25%, 08/15/13                130,000          144,300
                                             --------------
ITALY -- 0.3%
  Republic of Italy
    3.80%, 03/27/08(J)+++      156,000,000        1,694,427
  Telecom Italia Capital SA
    5.25%, 11/15/13                165,000          167,065
    4.95%, 09/30/14 144A+++      1,010,000          991,424
                                             --------------
                                                  2,852,916
                                             --------------
JAPAN -- 0.2%
  ASIF II
    1.20%, 01/26/05(J)         229,000,000        2,236,193
                                             --------------
MALAYSIA -- 0.1%
  Petronas Capital, Ltd.
    7.88%, 05/22/22 144A           430,000          538,086
                                             --------------

                                   PAR           VALUE
                               -----------   --------------
MEXICO -- 1.2%
  America Movil SA de CV
    4.13%, 03/01/09+++         $   850,000   $      839,491
  Telefonos de Mexico SA de
    CV
    8.25%, 01/26/06+++             650,000          684,019
  United Mexican States
    7.50%, 01/14/12                750,000          852,375
    8.00%, 12/19/13(M)          30,900,000        2,484,172
    11.50%, 05/15/26+++          1,070,000        1,639,775
    8.30%, 08/15/31                220,000          258,390
    7.50%, 04/08/33+++           4,072,000        4,407,941
                                             --------------
                                                 11,166,163
                                             --------------
NETHERLANDS -- 0.2%
  Deutsche Telekom
    International Finance BV
    8.25%, 06/15/05                225,000          230,269
    8.75%, 06/15/30                600,000          794,641
  TPSA Finance BV
    7.75%, 12/10/08 144A           375,000          414,114
                                             --------------
                                                  1,439,024
                                             --------------
PANAMA -- 0.2%
  Republic of Panama
    8.25%, 04/22/08                520,000          579,800
    9.63%, 08/08/11                110,000          130,350
    10.75%, 05/15/20+++            397,000          518,085
    9.38%, 01/16/23                550,000          638,000
                                             --------------
                                                  1,866,235
                                             --------------
PERU -- 0.1%
  Republic of Peru
    7.50%, 10/14/14(E)             110,000          165,795
    5.00%, 03/07/17 144A++         528,000          509,520
    5.00%, 03/07/17++              290,400          279,793
    8.75%, 11/21/33+++              60,000           65,400
                                             --------------
                                                  1,020,508
                                             --------------
POLAND -- 0.1%
  Poland Government
    6.00%, 05/24/09(P)           2,990,000          994,340
                                             --------------
QATAR -- 0.1%
  State of Qatar
    9.75%, 06/15/30                500,000          727,500
                                             --------------
RUSSIA -- 1.0%
  Russian Federation
    8.25%, 03/31/10+++           2,970,000        3,302,046
    5.00%, 03/31/30 STEP         5,610,000        5,808,594
                                             --------------
                                                  9,110,640
                                             --------------
SINGAPORE -- 0.1%
  DBS Bank, Ltd.
    5.00%, 11/15/19 144A++         750,000          746,090
                                             --------------
SOUTH AFRICA -- 0.2%
  Republic of South Africa
    13.00%, 08/31/10(R)+++       8,810,000        1,929,986
                                             --------------

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
SOUTH KOREA -- 0.0%
  Export-Import Bank of Korea
    5.25%, 02/10/14 144A       $   235,000   $      239,809
  Korea Asset Funding, Ltd.
    3.94%, 02/10/09 144A++          49,725           49,600
                                             --------------
                                                    289,409
                                             --------------
TURKEY -- 0.0%
  Republic of Turkey
    11.88%, 01/15/30               100,000          144,500
                                             --------------
UNITED KINGDOM -- 0.8%
  BP Capital Markets PLC
    2.75%, 12/29/06+++             740,000          732,778
  HBOS Capital Funding LP
    6.07%, 12/31/49 144A++       1,100,000        1,181,072
  HSBC Capital Funding LP
    4.61%, 12/29/49 144A++         960,000          929,055
  United Kingdom Treasury
    Note
    5.00%, 03/07/12(U)           2,300,000        4,545,331
                                             --------------
                                                  7,388,236
                                             --------------
VENEZUELA -- 0.0%
  Petrozuata Finance, Inc.
    8.22%, 04/01/17 144A           140,000          139,825
                                             --------------
TOTAL FOREIGN BONDS
  (Cost $77,856,380)                             85,435,497
                                             --------------
MORTGAGE-BACKED SECURITIES -- 14.1%
  ABN Amro Mortgage
    Corporation
    16.29%, 06/25/33 IO(omg)@    1,034,944          127,684
  Bear Stearns Adjustable
    Rate Mortgage Trust
    5.64%, 02/25/33++              619,296          618,703
    3.52%, 06/25/34++            2,900,000        2,824,446
  Bear Stearns Alt-A Trust
    2.74%, 02/25/34 STEP           740,959          740,208
  Chevy Chase Funding LLC
    2.77%, 07/25/34              2,287,734        2,293,454
  Commerical Mortgage Asset
    Trust
    7.55%, 01/17/10++              440,000          497,913
  Credit-Based Asset
    Servicing and
    Securitization
    2.71%, 08/25/33++              568,365          569,057
  CS First Boston Mortgage
    Securities Corporation
    (17.84%), 04/25/33
      IO(omg)@                     202,194           14,971
    (34.09%), 05/25/33
      IO(omg)@                     191,617           15,225
    (4.83%), 06/25/33
      IO(omg)@                     167,860           10,830
    12.58%, 07/25/33 IO(omg)@    1,067,072          151,126
    16.53%, 07/25/33
      IO++(omg)@                 1,144,194           13,688
    18.72%, 08/25/33
      IO++(omg)@                 1,193,002           10,119
    2.75%, 03/25/34++              633,439          634,090

                                   PAR           VALUE
                               -----------   --------------
  Federal Home Loan Mortgage
    Corporation
    8.00%, 10/01/07            $     1,175   $        1,176
    5.50%, 08/15/14              1,166,463        1,176,916
    7.00%, 11/01/14                303,651          321,895
    7.00%, 04/01/15                167,752          177,831
    8.00%, 06/01/15                 10,614           11,052
    7.00%, 12/01/15                118,646          125,764
    6.00%, 04/15/16                545,293          552,989
    8.50%, 06/01/16                 28,451           31,355
    8.50%, 06/01/18                 21,481           23,673
    0.06%, 04/15/22 PO(omg)@        79,541           79,376
    8.00%, 08/01/24                 15,491           16,837
    7.50%, 11/01/29                 51,880           55,628
    7.50%, 12/01/29                 77,499           83,097
    6.50%, 01/01/31                166,836          175,272
    7.50%, 02/01/31                115,814          124,135
    6.50%, 08/01/31                 94,773           99,539
    16.59%, 08/15/31 IO(omg)@    1,023,470          134,162
    7.50%, 11/01/31                 61,829           66,272
    6.50%, 03/01/32                416,867          437,728
    6.50%, 06/01/32                334,857          351,614
    6.50%, 08/01/32              4,290,893        4,506,048
    6.50%, 09/01/32                711,174          746,763
    6.50%, 02/01/34              2,491,426        2,616,101
    6.50%, 07/01/34              2,857,338        2,998,966
    6.50%, 10/01/34                935,728          984,217
    7.00%, 01/01/35 TBA          1,000,000        1,059,062
  Federal Housing
    Administration
    7.43%, 10/01/18                422,302          422,302
  Federal National Mortgage
    Association
    6.50%, 04/26/06                449,619          464,180
    34.86%, 10/25/08
      IO++(omg)@                   714,512           96,561
    6.50%, 03/25/11              1,572,821        1,575,044
    8.00%, 06/01/15                119,058          126,630
    8.00%, 06/15/15                 77,183           82,092
    8.00%, 07/01/15                299,354          318,393
    8.00%, 09/01/15                165,961          176,516
    6.00%, 10/25/15                731,813          740,185
    6.00%, 05/01/16                420,200          440,592
    6.00%, 07/01/16                 76,734           80,458
    6.00%, 02/01/17                779,902          817,750
    5.00%, 12/01/17                245,350          249,399
    5.50%, 02/01/18                364,975          377,490
    10.82%, 08/25/21 IO(omg)@          536           10,665
    9.03%, 10/25/21 IO(omg)@         1,095           19,400
    19.89%, 01/25/22++             481,524          584,948
    3.71%, 03/25/22++              638,311          640,343
    9.50%, 05/01/22                 14,776           16,650
    3.07%, 07/01/22++               82,815           83,486
    6.00%, 01/01/23                319,042          332,155
    9.50%, 07/01/24                 29,471           33,117
    3.18%, 07/01/27++               77,706           78,359
    3.18%, 11/01/27 CONV++         166,575          167,975

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------   --------------
    6.50%, 12/25/28            $   238,641   $      240,594
    6.50%, 12/01/29                561,437          590,308
    8.00%, 10/01/30                189,696          205,688
    2.86%, 10/18/30++              164,626          165,668
    3.18%, 01/01/31++               49,532           49,905
    6.21%, 05/01/31++              104,301          106,919
    6.50%, 12/01/31              1,469,633        1,543,237
    15.94%, 12/25/31 IO(omg)@      915,179          111,866
    6.00%, 01/01/32                181,322          187,744
    6.00%, 03/01/32                696,989          721,675
    6.50%, 03/01/32                870,026          916,405
    8.00%, 03/01/32                 17,760           19,167
    6.00%, 04/01/32              1,396,345        1,445,786
    3.18%, 06/01/32++               64,424           64,865
    3.07%, 08/01/32++               76,021           76,535
    5.36%, 08/01/32++              632,294          645,832
    6.50%, 09/01/32                 26,858           28,191
    3.07%, 05/01/33++              163,095          164,111
    4.50%, 08/01/33              3,498,081        3,387,142
    6.50%, 11/01/34                500,049          524,573
    3.18%, 11/01/35++               79,111           79,619
    4.15%, 05/01/36++              952,257          967,987
    3.18%, 12/01/37++              328,569          330,705
    3.18%, 01/01/38++              158,934          159,972
    3.18%, 11/01/40++              173,730          174,877
  FFCA Secured Lending
    Corporation
    10.78%, 07/18/20 IO
      144A++(omg)@               3,517,605          206,835
  Financial Asset
    Securitization, Inc.
    7.25%, 07/25/27                 40,901           40,824
  First Nationwide Trust
    8.50%, 09/25/31                 54,461           54,634
  First Union Commercial
    Mortgage Securities, Inc.
    7.38%, 04/18/07              4,900,026        5,213,889
  First Union National Bank
    Commercial Mortgage Trust
    7.20%, 09/15/10              1,500,000        1,712,962
  GMAC Commercial Mortgage
    Securities, Inc.
    6.87%, 08/15/07                490,631          519,060
  Government National
    Mortgage Association
    26.33%, 02/08/06++             465,189          645,330
    7.00%, 10/15/25                 81,596           87,084
    7.00%, 01/15/26                 66,129           70,511
    7.00%, 07/15/27                444,620          473,504
    7.00%, 12/15/27                  6,659            7,091
    7.00%, 01/15/28                 54,799           58,335
    7.00%, 03/15/28                583,251          621,199
    13.85%, 06/20/28 IO(omg)@       46,336            1,713
    7.00%, 07/15/28                 69,082           73,540
    7.50%, 07/15/28                 40,661           43,692

                                   PAR           VALUE
                               -----------   --------------
    6.50%, 08/15/28            $    79,797   $       84,159
    7.00%, 08/15/28                 96,888          103,140
    7.50%, 08/15/28                 70,266           75,504
    6.50%, 09/15/28                312,434          329,515
    7.00%, 10/15/28                128,621          136,921
    7.50%, 12/15/28                  9,624           10,341
    6.00%, 02/20/29                 65,224           65,255
    7.50%, 03/15/29                146,722          157,933
    7.50%, 11/15/29                128,566          138,112
    4.00%, 11/20/29++              398,255          406,196
    7.50%, 02/15/30                 29,775           31,982
    8.50%, 08/15/30                 14,202           15,504
    6.50%, 08/20/30                 92,533           92,690
    8.50%, 11/20/30                 95,602          103,984
    7.50%, 02/15/31                 39,212           42,114
    6.50%, 08/15/31                612,491          644,893
    7.50%, 08/15/31                355,642          381,963
    6.50%, 10/15/31                923,517          972,541
    6.00%, 11/15/31              1,490,761        1,546,123
    6.50%, 11/15/31                594,498          625,949
    6.00%, 12/15/31                663,648          688,294
    6.00%, 01/15/32              1,135,491        1,178,228
    6.00%, 02/15/32              1,306,035        1,354,537
    6.50%, 02/15/32              1,175,880        1,238,556
    7.50%, 02/15/32                 47,653           51,177
    6.00%, 04/15/32              1,161,952        1,205,685
    6.50%, 04/15/32              1,025,665        1,079,926
    7.50%, 04/15/32                316,393          339,793
    6.50%, 06/15/32              3,386,653        3,567,457
    6.50%, 07/15/32                540,488          569,081
    6.50%, 08/15/32              2,019,892        2,126,750
    6.50%, 09/15/32              1,602,079        1,686,835
    6.00%, 10/15/32              1,266,602        1,313,640
    6.00%, 11/15/32              1,427,225        1,480,398
    6.00%, 12/15/32                648,453          672,535
    6.50%, 12/15/32                 68,286           71,898
    6.00%, 01/15/33                643,240          667,128
    6.00%, 02/15/33                511,455          530,448
    6.50%, 03/15/33                544,123          572,909
    6.50%, 04/15/33              4,122,879        4,340,992
    6.00%, 05/15/33              5,785,909        6,000,779
    6.50%, 05/15/33                457,756          481,973
    6.00%, 06/15/33                650,893          675,065
    5.00%, 08/15/33              1,708,795        1,710,896
    5.00%, 09/15/33              1,969,519        1,971,942
    5.00%, 10/15/33                634,102          634,881
    6.00%, 10/15/33              1,934,919        2,006,776
    6.50%, 10/15/33                827,331          871,100
    6.00%, 12/15/33              2,404,790        2,494,096
  Impac CMB Trust
    2.70%, 08/25/32++              854,045          854,576
    2.88%, 03/25/33++              537,613          539,279
    2.78%, 10/25/34++            1,458,590        1,457,992
  Indymac ARM Trust
    3.87%, 09/28/31++              129,805          129,700

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
  LB-UBS Commercial Mortgage
    Trust
    6.08%, 06/15/36 IO
      144A++(omg)@             $ 5,300,195   $      258,860
  Lomas & Nettleton Financial
    Corporation
    9.50%, 10/01/14@+                7,732            7,764
  Merrill Lynch Mortgage
    Investors, Inc.
    5.27%, 05/25/32++               81,942           81,521
  MLCC Mortgage Investors,
    Inc.
    2.45%, 09/25/27 STEP         3,426,146        3,420,389
    2.36%, 03/25/28++              364,332          364,989
    2.81%, 03/25/28++            1,020,131        1,022,585
    2.75%, 01/01/49++              749,732          751,540
  Nomura Asset Securities
    Corporation
    7.07%, 04/13/36                347,427          356,133
    7.12%, 04/13/36              2,000,000        2,088,306
  Residential Asset Mortgage
    Products, Inc.
    1.57%, 07/25/41              1,622,463        1,626,178
  Residential Asset
    Securitization Trust
    2.87%, 04/25/33++              458,668          459,021
  Sequoia Mortgage Trust
    2.74%, 07/20/33++            1,670,421        1,675,061
    2.35%, 09/20/34++              960,837          959,574
    2.53%, 11/20/34 STEP         1,955,321        1,955,864
  Structured Asset Securities
    Corporation
    7.50%, 07/25/16                119,771          119,581
  Washington Mutual
    20.85%, 01/25/08
      IO++(omg)@                 1,320,633           24,599
    20.14%, 05/25/08 IO(omg)@    2,692,700           14,360
    20.35%, 06/25/08
      IO++(omg)@                 4,198,864           46,038
    2.69%, 12/25/27 STEP         5,562,283        5,556,251
    4.68%, 02/25/33++              287,297          289,909
    3.67%, 01/25/41++              298,544          299,513
    3.00%, 06/25/42++              447,796          452,090
    20.58%, 01/01/49
      IO++(omg)@                 3,214,003           19,132
  Wells Fargo Mortgage Backed
    Securities Trust
    3.54%, 09/25/34++            2,440,000        2,386,642
                                             --------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $129,488,594)                           130,919,287
                                             --------------

                                   PAR           VALUE
                               -----------   --------------
MUNICIPAL BONDS -- 1.2%
  Las Vegas Valley, Nevada
    Water District, Series A
    General Obligation Bond
    (FGIC Insured) (Callable
    12/01/12 @ $100)
    5.00%, 06/01/32            $ 1,000,000   $    1,020,900
  Massachusetts State Special
    Obligation, Series A
    Revenue Bond (FGIC
    Insured) (Callable
    06/01/12 @ $100)
    5.00%, 06/01/21              2,945,000        3,271,453
  Massachusetts State Water
    Resources Authority,
    Series J Revenue Bond
    (FSA Insured) (Callable
    08/01/12 @ $100)
    5.00%, 08/01/32              1,250,000        1,282,425
  Minnesota State General
    Obligation Bond (Callable
    10/01/11 @ $100)
    5.00%, 10/01/20                200,000          214,384
  New York State Urban
    Development Corporation,
    Series A Revenue Bond
    (Callable 03/15/12 @
    $100)
    5.13%, 03/15/22              1,500,000        1,685,205
  South Carolina
    Transportation
    Infrastructure Bank,
    Series A Revenue Bond
    (AMBAC Insured) (Callable
    10/01/11 @ $100)
    5.00%, 10/01/23              2,700,000        2,830,302
  Virginia State Housing
    Development Authority,
    Commonwealth Mortgage,
    Series H Revenue Bond
    (MBIA Insured) (Callable
    07/01/11 @ $100)
    5.38%, 07/01/36              1,000,000        1,025,010
                                             --------------
TOTAL MUNICIPAL BONDS
  (Cost $10,467,743)                             11,329,679
                                             --------------

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                NUMBER OF
                                CONTRACTS        VALUE
                               -----------   --------------
OPTIONS -- 0.0%
CALL OPTIONS -- 0.0%
  British Pounds
  90-Day LIBOR Futures,
    Strike Price $93.25,
    Expires
    09/21/05                           133   $            0
                                             --------------
CALL SWAPTIONS -- 0.0%
  3-Month LIBOR, Strike Price
    $5.75, Expires
    04/27/09                           280          244,364
                                             --------------
PUT OPTIONS -- 0.0%
  10-Year U.S. Treasury Note
    Futures, Strike Price
    $100.00, Expires
    02/18/05                           248            3,875
                                             --------------
PUT SWAPTIONS -- 0.0%
  3-Month LIBOR, Strike Price
    $6.25, Expires
    04/27/09                           280          146,782
                                             --------------
TOTAL OPTIONS
  (Cost $349,765)                                   395,021
                                             --------------
                                 SHARES
                               -----------
PREFERRED STOCKS -- 0.1%
  Fannie Mae 7.00%+++
    (Cost $950,000)                 19,000        1,077,063
                                             --------------
RIGHTS -- 0.0%
  United Mexican States
    Recovery Rights Series C,
    06/30/05*                    1,100,000           15,675
  United Mexican States
    Recovery Rights Series D,
    06/30/06*                    1,100,000           26,400
  United Mexican States
    Recovery Rights Series E,
    06/30/07*                    1,100,000           23,540
                                             --------------
TOTAL RIGHTS
  (Cost $0)                                          65,615
                                             --------------
SHORT-TERM INVESTMENTS -- 35.5%
    AB Funds Trust -- Money
      Market Fund (GS4
      Class)(inf)               64,710,276       64,710,276
    Northern Institutional
      Liquid Assets Portfolio
      sec.                     264,765,910      264,765,910
                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $329,476,186)                           329,476,186
                                             --------------
                                   PAR           VALUE
                               -----------   --------------
U.S. TREASURY OBLIGATIONS -- 31.1%
  U.S. Treasury Bills
    2.16%, 03/17/05            $    70,000   $       69,704
    2.21%, 03/17/05++++          1,545,000        1,538,474
    2.13%, 05/05/05+++             400,000          396,780
                                             --------------
                                                  2,004,958
                                             --------------
  U.S. Treasury Bonds
    7.88%, 02/15/21+++          20,400,000       27,568,702
    6.00%, 02/15/26+++           5,200,000        5,958,269
    5.50%, 08/15/28+++             250,000          270,664
    5.38%, 02/15/31+++          11,260,000       12,179,278
                                             --------------
                                                 45,976,913
                                             --------------
  U.S. Treasury Inflationary
    Index Bonds
    3.38%, 01/15/07++++,+++      2,120,000        2,705,708
    3.63%, 01/15/08+++          10,800,000       13,902,438
    4.25%, 01/15/10+++           1,120,000        1,474,239
    0.88%, 04/15/10+++          12,530,000       12,505,381
    1.88%, 07/15/13+++           1,150,000        1,229,743
    2.00%, 07/15/14+++           6,550,000        6,844,848
    2.38%, 01/15/25+++           2,990,000        3,238,484
    3.88%, 04/15/29+++           5,518,000        8,793,590
    3.38%, 04/15/32+++              60,000           73,434
                                             --------------
                                                 50,767,865
                                             --------------
  U.S. Treasury Notes
    1.63%, 04/30/05+++           1,900,000        1,895,919
    2.50%, 09/30/06+++           4,900,000        4,859,232
    2.88%, 11/30/06+++          24,100,000       24,032,231
    2.75%, 08/15/07+++          31,000,000       30,669,416
    3.00%, 11/15/07+++          14,160,000       14,077,037
    2.63%, 03/15/09+++             480,000          463,969
    4.00%, 06/15/09+++           6,740,000        6,870,325
    3.63%, 07/15/09+++             620,000          621,986
    3.38%, 10/15/09+++           1,400,000        1,386,657
    3.50%, 11/15/09+++          34,200,000       34,050,408
    3.50%, 12/15/09              8,910,000        8,869,629
    5.75%, 08/15/10+++             475,000          523,113
    5.00%, 08/15/11+++             500,000          532,442
    4.88%, 02/15/12+++          15,900,000       16,810,530
    4.25%, 08/15/13+++           1,600,000        1,613,126
    4.75%, 05/15/14+++           7,180,000        7,484,590
    4.25%, 08/15/14+++           5,930,000        5,945,062
    4.25%, 11/15/14+++           3,625,000        3,635,621
                                             --------------
                                                164,341,293
                                             --------------
  U.S. Treasury STRIPS
    4.11%, 02/15/15(omg)           600,000          449,482
    4.70%, 11/15/16(omg)+++        900,000          518,590
    4.75%, 05/15/17(omg)         2,000,000        1,117,830
    4.99%, 08/15/20(omg)+++      8,300,000        3,844,129
    5.05%, 08/15/21(omg)        12,900,000        5,632,230
    5.06%, 11/15/21(omg)        18,880,000        8,127,613
    5.11%, 02/15/23(omg)            90,000           36,142
    5.13%, 02/15/25(omg)           850,000          306,821
    5.13%, 08/15/25(omg)+++      1,900,000          668,684

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
    5.12%, 05/15/26(omg)+++    $ 1,500,000   $      505,064
    5.12%, 11/15/26(omg)         3,600,000        1,179,147
    5.14%, 11/15/26(omg)+++      5,700,000        1,878,959
    5.14%, 08/15/27(omg)+++        150,000           47,600
                                             --------------
                                                 24,312,291
                                             --------------
TOTAL U.S. TREASURY
  OBLIGATIONS
  (Cost $285,129,666)                           287,403,320
                                             --------------
TOTAL INVESTMENTS -- 129.0%
  (Cost $1,177,357,524)                       1,197,054,275
                                             --------------
                                NUMBER OF
                                CONTRACTS
                               -----------
WRITTEN OPTIONS -- (0.1)%
CALL OPTIONS -- 0.0%
    10-Year U.S. Treasury
      Note Futures, Strike
      Price $113.00, Expires
      02/18/05                         (29)         (14,500)
    10-Year U.S. Treasury
      Note Futures, Strike
      Price $114.00, Expires
      02/18/05                        (119)         (27,891)
                                             --------------
                                                    (42,391)
                                             --------------
CALL SWAPTIONS -- (0.1)%
    3-Month LIBOR, Strike
      Price $4.00, Expires
      07/03/06                      (1,380)        (135,833)
    3-Month LIBOR, Strike
      Price $4.00, Expires
      09/23/05                      (1,700)        (119,952)
    3-Month LIBOR, Strike
      Price $5.50, Expires
      01/07/05                        (900)        (644,040)
                                             --------------
                                                   (899,825)
                                             --------------

                                NUMBER OF
                                CONTRACTS        VALUE
                               -----------   --------------
PUT OPTIONS -- 0.0%
    10-Year U.S. Treasury
      Note Futures, Strike
      Price $108.00, 02/18/05         (123)  $      (11,531)
    10-Year U.S. Treasury
      Note Futures, Strike
      Price $109.00, Expires
      02/19/05                         (31)          (5,328)
                                             --------------
                                                    (16,859)
                                             --------------
PUT SWAPTIONS -- 0.0%
    3-Month LIBOR, Strike
      Price $6.00, Expires
      07/03/06                      (1,380)        (125,787)
    3-Month LIBOR, Strike
      Price $7.00, Expires
      01/07/05                        (900)               0
    3-Month LIBOR, Strike
      Price $7.00, Expires
      09/23/05                        (330)          (1,089)
                                             --------------
                                                   (126,876)
                                             --------------
TOTAL WRITTEN OPTIONS
  (Premiums received $(1,714,774))               (1,085,951)
                                             --------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (28.9%)                      (268,159,962)
                                             --------------
NET ASSETS -- 100.0%                         $  927,808,362
                                             ==============

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

Swap agreements outstanding at December 31, 2004:

                                                         UNREALIZED
                         EXPIRATION                     APPRECIATION/
DESCRIPTION                 DATE      NOTIONAL VALUE   (DEPRECIATION)
-----------              ----------   --------------   ---------------
BRITISH POUNDS
  Receive fixed rate
    payments of 4.25%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(c)      03/16/05         2,800,000   $        (8,232)
  Receive fixed rate
    payments of 4.00%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(g)      03/17/05         2,400,000            (9,434)
  Receive fixed rate
    payments of 5.00%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(h)      06/15/08         8,300,000            38,560
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(d)              03/15/32        (2,500,000)         (150,600)
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(d)              06/18/34          (500,000)          (38,175)
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(b)              06/18/34          (900,000)          (68,715)
                                                       ---------------
                                                              (236,596)
                                                       ---------------
EURODOLLARS
  Receive fixed rate
    payments of 4.50%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(h)      06/18/07        13,700,000           781,720
  Receive fixed rate
    payments of 4.00%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(g)      06/17/10         1,000,000            41,605
  Receive fixed rate
    payments of 4.00%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(h)      06/17/10        27,000,000         1,123,336
  Receive fixed rate
    payments of 4.00%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(b)      06/17/10         4,800,000           199,704
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(f)              06/17/12       (10,900,000)       (1,452,808)

                                                         UNREALIZED
                         EXPIRATION                     APPRECIATION/
DESCRIPTION                 DATE      NOTIONAL VALUE   (DEPRECIATION)
-----------              ----------   --------------   ---------------
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(g)              06/17/12       (19,700,000)  $    (2,625,716)
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.50%(e)              12/15/31        (7,000,000)       (1,771,047)
  Receive fixed rate
    payments of 6.00%
    and pay variable
    rate payments on
    the six month EBOR
    floating rate(g)      03/15/32         3,000,000           257,694
  Receive fixed rate
    payments of 6.00%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(g)      06/18/34         2,300,000           290,392
                                                       ---------------
                                                            (3,155,120)
                                                       ---------------
U.S. DOLLARS
  Receive fixed rate
    payments of 1.30%
    and pay floating
    par in event of
    default on United
    Mexican States,
    11.50% due
    05/15/26(a)           01/25/05    $    1,000,000               852
  Receive payments
    based on the return
    of the Lehman
    Brothers CMBS Index
    and pay variable
    rate payments on
    the one month LIBOR
    floating rate less
    0.40%(i)              04/01/05         4,200,000            17,864
  Receive fixed rate
    payments of 4.00%
    and pay variable
    rate payments on
    the three month
    LIBOR floating
    rate(d)               06/15/07         2,850,000            15,041
  Receive fixed rate
    payments of 4.00%
    and pay variable
    rate payments on
    the three month
    LIBOR floating
    rate(b)               06/15/07         7,900,000            41,693
  Receive floating par
    in event of default
    on Radioshack
    Corporation, 7.375%
    due 05/15/11 and
    pay fixed rate
    payments of
    0.37%(b)              12/20/08          (300,000)           (1,688)
  Receive floating par
    in event of default
    on Emerson Electric
    Co., 4.625% due
    10/15/12 and pay
    fixed rate payments
    of 0.22%(c)           12/20/08          (300,000)             (681)

                       See Notes to Financial Statements.

                                                         UNREALIZED
                         EXPIRATION                     APPRECIATION/
DESCRIPTION                 DATE      NOTIONAL VALUE   (DEPRECIATION)
-----------              ----------   --------------   ---------------
  Receive floating par
    in event of default
    on Devon Financing
    Corporation, 6.875%
    due 09/30/11 and
    pay fixed rate
    payments of
    0.35%(h)              12/20/08    $     (500,000)  $        (1,876)
  Receive floating par
    in event of default
    on Anadarko
    Petroleum
    Corporation, 5.00%
    due 10/01/12 and
    pay fixed rate
    payments of
    0.27%(h)              12/20/08          (300,000)             (795)
  Receive floating par
    in event of default
    on Carnival
    Corporation, 6.15%
    due 04/15/08 and
    pay fixed rate
    payments of
    0.44%(b)              12/20/08          (300,000)           (2,928)
  Receive floating par
    in event of default
    on Countrywide Home
    Loan, 6.25% due
    04/15/09 and pay
    fixed rate payments
    of 0.42%(c)           12/20/08          (300,000)             (460)
  Receive floating par
    in event of default
    on Occidental
    Petroleum, 6.75%
    due 01/15/12 and
    pay fixed rate
    payments of
    0.28%(h)              12/20/08          (300,000)             (578)
  Receive floating par
    in event of default
    on Kroger Co.,
    6.75% due 04/15/12
    and pay fixed rate
    payments of
    0.53%(c)              12/20/08          (300,000)           (2,577)
  Receive fixed rate
    payments of 4.00%
    and pay variable
    rate payments on
    the three month
    LIBOR floating
    rate(h)               06/15/10        26,200,000          (260,713)
  Receive fixed rate
    payments of 4.00%
    and pay variable
    rate payments on
    the three month
    LIBOR floating
    rate(j)               06/15/10        13,800,000          (137,322)
  Receive variable rate
    payments on the
    three month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(e)              06/15/15       (15,500,000)         (271,978)

                                                         UNREALIZED
                         EXPIRATION                     APPRECIATION/
DESCRIPTION                 DATE      NOTIONAL VALUE   (DEPRECIATION)
-----------              ----------   --------------   ---------------
  Receive fixed rate
    payments of 5.00%
    and pay variable
    rate payments on
    the three month
    LIBOR floating
    rate(b)               06/15/15    $   20,600,000   $       361,468
  Receive variable rate
    payments on the
    three month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(h)              06/16/24       (19,100,000)          283,097
  Receive variable rate
    payments on the
    three month LIBOR
    floating rate and
    pay fixed rate
    payments of
    6.00%(e)              06/15/25        (2,300,000)         (222,398)
                                                       ---------------
                                                              (183,979)
                                                       ---------------
                                                       $    (3,575,695)
                                                       ===============

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Agency Obligations                                17.4%
Asset-Backed Securities                            5.4%
Certificates of Deposit                            1.7%
Commercial Paper                                   1.0%
Corporate Bonds                                   12.3%
Foreign Bonds                                      9.2%
Forward Foreign Currency Contracts                (1.3%)
Futures Contracts                                 36.6%
Mortgage-Backed Securities                        14.1%
Municipal Bonds                                    1.2%
Options                                            0.0%*
Preferred Stocks                                   0.1%
Rights                                             0.0%*
Short-Term Investments                            35.5%
Swap Contracts                                    (0.4%)
U.S. Treasury Obligations                         31.1%
Written Options                                   (0.1%)
                                                 ------
                                                 163.8%
                                                 ======

---------------
+ Based on net assets.

*  Rounds to less than 0.1%.

                       See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND

Long-term rates remained relatively unchanged during the fourth quarter. As evidence, the yield on the 30-year Treasury-bond fell by a modest 0.07% during the period. During the quarter, long duration bonds benefited from their higher coupon income and a flattening yield curve environment whereby short-term rates (and to a lesser degree mid-term rates) materially increased. As a result, long-term duration bonds were the best performing segment of the bond market as they outpaced both short- and intermediate-term bonds for both the quarter and the calendar year 2004. Although November was a difficult performance month due to a temporary sell-off, the quarter saw both long-term government bonds and long-term corporate bonds generating positive returns for the quarter. For the fourth quarter, long-duration government bonds, as measured by the Lehman Brothers Long-Term Government Index, returned 1.6%, while the long-duration credit bonds, as measured by the Lehman Brothers Long-Term Credit Index, returned 3.0%. Long-term corporates outpaced long-term governments for the quarter and calendar year reflecting investors' willingness to accept additional risk for incremental yield. This demand caused credit spreads to narrow, which in turn, elevated corporate bond prices.

The fund, primarily comprised of fixed income securities with longer maturities, produced a positive absolute return and outperformed its composite benchmark index (50% Lehman Brothers Long-Term Government Index / 50% Lehman Brothers Long-Term Credit Index) during the quarter with the relative outperformance taking place in October and November. The fourth quarter was the fund's best performing quarter on a benchmark relative basis during the year. In the midst of rising short and intermediate-term interest rates and flattening yield curve environment, the Extended-Duration Bond Fund was the top performing fixed income AB Funds Trust Select Fund for the quarter and calendar year. During the quarter, the fund benefited from its allocation to corporates as credit spreads narrowed (causing corporate bond prices to appreciate) during the period. Also benefiting the fund were tactical allocations to high yield, non-dollar and emerging market debt sectors. At the end of the fourth quarter, the fund maintained an approximate 60% allocation to Treasury/agency and maintained an average credit quality of AA. The quarter ended with the GS4 Class having a SEC yield of 4.52%, compared to 4.47% as of September 30, 2004.

EXTENDED-DURATION BOND FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
--------------------------------------------------------------------------------

                                   GS2 CLASS*    GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                   ----------    ----------    ----------    -----------    ----------    ---------------------
  One Year                           8.49%         8.37%         8.05%          8.66%          N/A                 N/A
  Since Inception                    9.62%         9.59%         9.21%          8.95%         1.91%               2.19%
  Inception Date                    08/27/01      08/27/01      08/27/01      08/27/01       11/08/04           11/08/04

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.absbc.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS4 CLASS                      BENCHMARK INDEX**
                                                                         ---------                      -----------------
Aug 27 2001                                                                10000                              10000
Aug 2001                                                                   10097                              10111
Sep 2001                                                                    9943                              10027
Oct 2001                                                                   10364                              10516
Nov 2001                                                                   10281                              10202
Dec 2001                                                                   10248                              10063
Jan 2002                                                                   10349                              10202
Feb 2002                                                                   10439                              10300
Mar 2002                                                                   10143                               9948
Apr 2002                                                                   10251                              10208
May 2002                                                                   10390                              10286
Jun 2002                                                                   10290                              10350
Jul 2002                                                                   10295                              10443
Aug 2002                                                                   10680                              10927
Sep 2002                                                                   10896                              11259
Oct 2002                                                                   10574                              10965
Nov 2002                                                                   10777                              11066
Dec 2002                                                                   11275                              11521
Jan 2003                                                                   11332                              11530
Feb 2003                                                                   11646                              11868
Mar 2003                                                                   11597                              11774
Apr 2003                                                                   11995                              12039
May 2003                                                                   12579                              12691
Jun 2003                                                                   12503                              12515
Jul 2003                                                                   11590                              11432
Aug 2003                                                                   11768                              11671
Sep 2003                                                                   12394                              12285
Oct 2003                                                                   12193                              12013
Nov 2003                                                                   12393                              12099
Dec 2003                                                                   12537                              12266
Jan 2004                                                                   12712                              12477
Feb 2004                                                                   12948                              12711
Mar 2004                                                                   13087                              12885
Apr 2004                                                                   12390                              12198
May 2004                                                                   12289                              12108
Jun 2004                                                                   12395                              12203
Jul 2004                                                                   12608                              12431
Aug 2004                                                                   13077                              12902
Sep 2004                                                                   13248                              13033
Oct 2004                                                                   13468                              13239
Nov 2004                                                                   13276                              13001
Dec 2004                                                                   13586                              13328

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Lehman Brothers Long-Term Government Bond Index and the Lehman Brothers Long-Term Credit Bond Index.

The Lehman Brothers Long-Term Government Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities of 10 years or greater.

The Lehman Brothers Long-Term Credit Index is composed of a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004                   PAR             VALUE
-----------------              --------------   -------------
AGENCY OBLIGATIONS -- 2.8%
  Federal Home Loan Mortgage
    Corporation
    4.63%, 02/15/07(E)          $  1,250,000    $   1,767,281
  Federal National Mortgage
    Association
    6.62%, 10/29/07(Z)(omg)+++     4,815,000        2,894,276
    5.25%, 01/15/09+++               250,000          264,165
    2.29%, 02/19/09(G)             2,500,000        1,534,622
    5.50%, 03/15/11+++             6,000,000        6,442,578
                                                -------------
TOTAL AGENCY OBLIGATIONS
  (Cost $11,724,054)                               12,902,922
                                                -------------
ASSET-BACKED SECURITIES -- 0.4%
  Community Program Loan
    Trust
    4.50%, 04/01/29
    (Cost $1,657,404)              1,950,000        1,809,062
                                                -------------
CORPORATE BONDS -- 14.3%
  Agilysys, Inc.
    9.50%, 08/01/06                  500,000          528,260
  AK Steel Corporation
    7.75%, 06/15/12+++               250,000          258,750
  American Airlines, Inc.
    6.98%, 04/01/11+++                60,164           60,173
    8.61%, 10/01/11+++               850,000          782,663
  Arrow Electronics, Inc.
    6.88%, 07/01/13+++               250,000          274,926
  Atlas Air, Inc.
    7.20%, 01/02/19                  449,891          439,270
  Bausch & Lomb, Inc.
    7.13%, 08/01/28                1,500,000        1,605,747
  Borden, Inc.
    7.88%, 02/15/23                1,200,000        1,047,000
  Chesapeake Energy
    Corporation
    6.88%, 01/15/16                  975,000        1,026,188
  CIT Group, Inc.
    5.50%, 12/01/14(U)               600,000        1,155,848
  Comcast Corporation
    5.50%, 03/15/11                  500,000          529,171
  Commonwealth Edison Co.
    4.75%, 12/01/11                  538,000          534,220
  Constellation Energy Group,
    Inc.
    4.55%, 06/15/15                  750,000          717,364
  Continental Airlines, Inc.
    6.65%, 09/15/19                2,326,007        2,260,715
    6.70%, 06/15/21+++               403,287          392,294
  Corning, Inc.
    6.20%, 03/15/16+++               230,000          231,731
  Cox Communications, Inc.
    6.75%, 03/15/11                  250,000          274,097
  Cummins, Inc.
    7.13%, 03/01/28                  425,000          435,625

                                    PAR             VALUE
                               --------------   -------------
  Dana Corporation
    6.50%, 03/01/09+++          $    250,000    $     265,000
  Delphi Corporation
    7.13%, 05/01/29+++             2,500,000        2,356,995
  Devon Energy Corporation
    4.95%, 08/15/08 CONV+++          963,000        1,062,911
  Dillard's, Inc.
    7.75%, 07/15/26                  890,000          903,350
    7.00%, 12/01/28                  500,000          485,000
  El Paso Corporation
    7.00%, 05/15/11+++               400,000          406,500
  EOP Operating LP
    7.25%, 06/15/28                  500,000          568,124
  First Industrial LP
    7.60%, 07/15/28                1,000,000        1,128,851
  Foot Locker, Inc.
    8.50%, 01/15/22                1,000,000        1,105,000
  Ford Motor Co.
    6.63%, 10/01/28                1,500,000        1,403,145
    6.38%, 02/01/29                1,500,000        1,353,825
  General Motors Acceptance
    Corporation
    6.88%, 08/28/12+++               250,000          255,622
  Georgia-Pacific Corporation
    7.75%, 11/15/29                2,950,000        3,318,749
  HCA, Inc.
    6.30%, 10/01/12                1,500,000        1,523,619
    7.58%, 09/15/25                1,000,000        1,007,652
    7.05%, 12/01/27                  500,000          475,244
  Health Care Property
    Investors, Inc.
    6.00%, 03/01/15+++             1,500,000        1,594,674
  Highwoods Properties, Inc.
    7.50%, 04/15/18                1,500,000        1,612,121
  IMC Global, Inc.
    7.38%, 08/01/18                  500,000          522,500
    7.30%, 01/15/28                  690,000          714,150
  International Paper Co.
    6.88%, 11/01/23                  300,000          336,427
  Kinder Morgan, Inc.
    7.25%, 03/01/28+++               500,000          570,826
  Midamerican Energy Holdings
    Co.
    5.88%, 10/01/12                1,000,000        1,061,291
  Motorola, Inc.
    5.80%, 10/15/08                  500,000          530,296
    7.63%, 11/15/10                  500,000          580,680
    6.50%, 11/15/28+++               500,000          529,546
  Nisource Finance
    Corporation
    6.15%, 03/01/13+++             1,000,000        1,085,798
  Pemex Project Funding
    Master Trust
    8.63%, 02/01/22                1,000,000        1,166,000
  Penney (JC) Co., Inc.
    7.95%, 04/01/17                  500,000          587,500

                       See Notes to Financial Statements.

                                    PAR             VALUE
                               --------------   -------------
  Pioneer Natural Resources
    Co.
    7.20%, 01/15/28             $  2,500,000    $   2,873,474
  Preston Corporation
    7.00%, 05/01/11 CONV             250,000          229,063
  Pulte Homes, Inc.
    7.30%, 10/24/05                1,000,000        1,029,886
    7.88%, 06/15/32                1,500,000        1,774,738
    6.38%, 05/15/33+++             1,000,000          994,084
  Qwest Corporation
    6.88%, 09/15/33                2,250,000        2,081,250
  Raytheon Co.
    6.40%, 12/15/18                2,600,000        2,875,698
    7.20%, 08/15/27                  250,000          296,768
    7.00%, 11/01/28                  750,000          874,375
  Southern Natural Gas Co.
    7.35%, 02/15/31                1,750,000        1,824,375
  Sprint Capital Corporation
    6.88%, 11/15/28                3,450,000        3,788,544
  Swift Energy Co.
    7.63%, 07/15/11+++               150,000          162,750
  Tennessee Gas Pipeline Co.
    7.00%, 10/15/28                  750,000          755,625
  Trinet Corporate Realty
    Trust, Inc.
    7.70%, 07/15/17                1,000,000        1,155,608
  Union Pacific Resources
    Group
    7.15%, 05/15/28                  250,000          293,753
  Weyerhaeuser Co.
    7.13%, 07/15/23+++               500,000          567,814
    7.38%, 03/15/32                  250,000          297,416
  Williams Cos., Inc.
    7.50%, 01/15/31                1,250,000        1,300,000
  Xerox Capital Trust I
    8.00%, 02/01/27                1,500,000        1,567,500
                                                -------------
TOTAL CORPORATE BONDS
  (Cost $58,024,158)                               65,808,159
                                                -------------
FOREIGN BONDS -- 11.0%
BRAZIL -- 1.0%
  Federal Republic of Brazil
    8.25%, 01/20/34+++             4,750,000        4,636,000
                                                -------------
CANADA -- 4.4%
  British Columbia Generic
    Residual
    4.83%, 06/09/14
      STRIP(C)(omg)               11,500,000        6,148,562
  Canada Generic Residual
    5.03%, 06/01/25
      STRIP(C)(omg)                4,110,000        1,245,949
  Canadian Government
    4.50%, 09/01/07(C)             5,075,000        4,376,110
  Macmillan Bloedel, Ltd.
    7.70%, 02/15/26                  500,000          590,952

                                    PAR             VALUE
                               --------------   -------------
  Ontario Generic Residual
    5.49%, 07/13/22
      STRIP(C)(omg)             $  3,900,000    $   1,268,562
    5.54%, 03/08/29
      STRIP(C)(omg)                7,000,000        1,566,915
  Saskatchewan Residual
    4.83%, 04/10/14
      STRIP(C)(omg)                7,500,000        3,990,527
    5.45%, 02/04/22
      STRIP(C)(omg)                3,000,000        1,001,294
                                                -------------
                                                   20,188,871
                                                -------------
CAYMAN ISLANDS -- 0.2%
  Enersis SA
    7.40%, 12/01/16                  625,000          685,393
  Vale Overseas, Ltd.
    8.25%, 01/17/34                  100,000          105,750
                                                -------------
                                                      791,143
                                                -------------
MALAYSIA -- 0.4%
  Telekom Malaysia BHD
    7.88%, 08/01/25 144A             225,000          276,173
  Tenaga Nasional BHD
    7.50%, 11/01/25 144A           1,500,000        1,766,500
                                                -------------
                                                    2,042,673
                                                -------------
MEXICO -- 0.6%
  Mexican Bonos
    9.00%, 12/20/12(M)            15,000,000        1,298,599
  Petroleos Mexicanos
    8.63%, 12/01/23 144A           1,000,000        1,161,000
  TFM SA de CV
    11.75%, 06/15/09 STEP            170,000          174,038
                                                -------------
                                                    2,633,637
                                                -------------
NORWAY -- 0.2%
  Norway Government
    6.75%, 01/15/07(N)             5,425,000          971,102
                                                -------------
PHILIPPINES -- 0.3%
  Bangko Sentral Pilipinas
    8.60%, 06/15/27                  330,000          288,750
  Philippine Long Distance
    Telephone Co.
    8.35%, 03/06/17                  500,000          462,500
  Quezon Power (Philippines),
    Ltd.
    8.86%, 06/15/17                  457,500          430,050
                                                -------------
                                                    1,181,300
                                                -------------
SINGAPORE -- 0.9%
  ASIF Global Financing XXVII
    2.38%, 02/26/09 144A(G)        6,700,000        4,112,275
                                                -------------
SUPRANATIONAL -- 2.1%
  Inter-American Development
    Bank
    15.23%, 05/11/09(B)(omg)@      7,500,000        1,488,422

                       See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    PAR             VALUE
                               --------------   -------------
  International Bank for
    Reconstruction &
    Development
    6.30%, 08/20/07(Z)(omg)     $ 13,625,000    $   8,338,139
                                                -------------
                                                    9,826,561
                                                -------------
SWEDEN -- 0.7%
  Swedish Government
    6.50%, 05/05/08(K)            19,640,000        3,282,703
                                                -------------
VENEZUELA -- 0.2%
  Cerro Negro Finance, Ltd.
    7.90%, 12/01/20 144A             500,000          501,875
  Petrozuata Finance, Inc.
    8.37%, 10/01/22 144A             450,000          406,125
                                                -------------
                                                      908,000
                                                -------------
TOTAL FOREIGN BONDS
  (Cost $40,697,020)                               50,574,265
                                                -------------
MORTGAGE-BACKED SECURITIES -- 0.5%
  Federal Home Loan Mortgage
    Corporation
    5.00%, 12/01/31                  289,288          288,133
  Federal National Mortgage
    Association
    5.00%, 07/25/23                2,000,000        2,021,756
                                                -------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $2,041,420)                                 2,309,889
                                                -------------
MUNICIPAL BONDS -- 11.3%
  Chicago, Illinois Board of
    Education, General
    Obligation Bond (FGIC
    Insured) (Non-Callable)
    5.01%, 12/01/22(omg)          10,700,000        4,458,048
    5.03%, 12/01/23(omg)           5,130,000        2,009,267
  Chicago, Illinois
    Wastewater Transmission,
    Series A Revenue Bond
    (MBIA Insured)
    (Non-Callable)
    4.89%, 01/01/22(omg)           5,000,000        2,193,200
  Clark County, Washington
    School District, Series C
    General Obligation bond
    (FGIC Insured) (Non-
    Callable)
    4.74%, 12/01/19(omg)           3,600,000        1,801,260
  Clovis, California Unified
    School District, Series A
    General Obligation Bond
    (FGIC Insured) (Non-
    Callable)
    5.15%, 08/01/25(omg)           9,775,000        3,447,936

                                    PAR             VALUE
                               --------------   -------------
  Cook County, Illinois
    Community Consolidated
    School District, General
    Obligation Bond (FGIC
    Insured) (Non-Callable)
    4.74%, 12/01/19(omg)        $  1,890,000    $     947,022
  Coppell, Texas Independent
    School District, General
    Obligation Bond (PSF-GTD
    Insured) (Non-Callable)
    5.01%, 08/15/23(omg)           2,195,000          878,702
  DeSoto, Texas Independent
    School District, General
    Obligation Bond (PSF-GTD
    Insured) (Non-Callable)
    4.62%, 08/15/18(omg)           2,275,000        1,218,513
    4.71%, 08/15/19(omg)           2,590,000        1,319,372
  Galveston County, Texas,
    General Obligation Bond
    (FGIC Insured) (Non-
    Callable)
    5.18%, 02/01/26(omg)           2,500,000          859,775
  Granbury, Texas Independent
    School District, General
    Obligation Bond (PSF-GTD
    Insured) (Non-Callable)
    4.79%, 08/01/20(omg)           1,000,000          479,950
  Houston, Texas Water &
    Sewer System, Series JR-A
    Revenue Bond (FSA
    Insured) (Non-Callable)
    4.95%, 12/01/24(omg)           7,190,000        2,786,053
    5.11%, 12/01/24(omg)           2,810,000        1,049,395
    5.24%, 12/01/26(omg)           2,065,000          680,831
  Indianapolis, Indiana Local
    Public Improvement Bond
    Bank, Series E Revenue
    Bond (AMBAC Insured)
    (Non-Callable)
    4.95%, 02/01/22(omg)           2,550,000        1,121,465
  McKeesport, Pennsylvania
    Area School District,
    Series C General
    Obligation Bond (AMBAC
    Insured) (Non-Callable)
    5.23%, 10/01/26(omg)           2,090,000          712,815

                       See Notes to Financial Statements.

                                    PAR             VALUE
                               --------------   -------------
  Metropolitan Pier &
    Exposition Authority,
    Illinois Dedicated State
    Tax, Series A Revenue
    Bond (MBIA Insured)
    (Non-Callable)
    4.99%, 12/15/22(omg)        $ 16,225,000    $   6,914,609
    5.06%, 12/15/23(omg)           5,850,000        2,346,786
    5.11%, 12/15/24(omg)           4,695,000        1,770,531
  Rocklin, California Unified
    School District, General
    Obligation Bond (FGIC
    Insured) (Non-Callable)
    5.08%, 08/01/24(omg)           2,375,000          893,119
  San Jose, California
    Unified School District,
    Santa Clara County,
    Series A General
    Obligation Bond (FGIC
    Insured) (Non-Callable)
    4.61%, 08/01/18(omg)           2,055,000        1,099,733
  San Mateo, California
    Unified High School
    District, Series C
    General Obligation Bond
    (FGIC Insured)
    (Non-Callable)
    5.38%, 09/01/28(omg)           4,000,000        1,160,520
  Union Elementary School
    District, California,
    Series A General
    Obligation Bond (FGIC
    Insured) (Non-Callable)
    4.72%, 09/01/19(omg)           1,750,000          882,035
  Washington State, Motor
    Vehicle Fuel Tax, Series
    03-C General Obligation
    Bond, (MBIA Insured)
    (Non-Callable)
    4.99%, 06/01/23(omg)          10,000,000        4,036,700
  Will County, Illinois
    Community United School
    District No. 365, General
    Obligation Bond (FSA
    Insured) (Non-Callable)
    5.02%, 11/01/23(omg)          17,825,000        7,062,086
                                                -------------
TOTAL MUNICIPAL BONDS
  (Cost $48,957,943)                               52,129,723
                                                -------------
                                   SHARES           VALUE
                               --------------   -------------
SHORT-TERM
  INVESTMENTS -- 28.7%
  AB Funds Trust -- Money
    Market Fund (GS4
    Class)(inf)                   17,259,312    $  17,259,312
  Northern Institutional
    Liquid Assets Portfolio
    sec.                         115,274,769      115,274,769
                                                -------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $132,534,081)                             132,534,081
                                                -------------
                                    PAR
                               --------------
U.S. TREASURY
  OBLIGATIONS -- 57.1%
  U.S. Treasury Bonds
    7.25%, 05/15/16+++          $ 51,600,000       64,604,851
    8.00%, 11/15/21+++            76,562,000      105,120,238
    6.38%, 08/15/27+++            21,540,000       25,871,565
    5.50%, 08/15/28+++            62,450,000       67,611,929
                                                -------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $259,010,327)                             263,208,583
                                                -------------
TOTAL INVESTMENTS -- 126.1%
  (Cost $554,646,407)                             581,276,684
LIABILITIES IN EXCESS
  OF OTHER ASSETS -- (26.1%)                     (120,370,577)
                                                -------------
NET ASSETS -- 100.0%                            $ 460,906,107
                                                =============

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Agency Obligations                                 2.8%
Asset-Backed Securities                            0.4%
Corporate Bonds                                   14.3%
Foreign Bonds                                     11.0%
Mortgage-Backed Securities                         0.5%
Municipal Bonds                                   11.3%
Short-Term Investments                            28.7%
U.S. Treasury Obligations                         57.1%
                                                 ------
                                                 126.1%
                                                 ======

---------------
+ Based on net assets.

                       See Notes to Financial Statements.

EQUITY INDEX FUND

U.S. equity markets surged in the fourth quarter as oil prices declined and the U.S. presidential election progressed toward a clear outcome, helping stocks close out the year with substantial gains. The broad market, as represented by the S&P 500(R) Index, advanced 9.22% during the quarter, making up most of its 10.86% gain for the calendar year 2004. All economic sectors within the index posted positive returns for the quarter. In a reversal of the previous quarter, information technology was among the best performing sectors, while the energy sector, though still positive, lagged all other sectors. The fund is a passively managed fund benchmarked against the S&P 500(R) Index. The fund is comprised of domestic, large-cap equity stocks with both value and growth-style orientations. The differential between the benchmark and the fund is primarily a result of both expenses and social restrictions within the fund.

S&P 500(R) is a trademark of The McGraw-Hill Companies, and has been licensed for use by AB Funds Trust. The Equity Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of purchasing the Equity Index Fund.

EQUITY INDEX FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
--------------------------------------------------------------------------------

                                   GS2 CLASS*    GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                   ----------    ----------    ----------    -----------    ----------    ---------------------
  One Year                           10.77%        10.60%        10.37%        10.86%            N/A                N/A
  Since Inception                     1.90%         1.99%         1.86%         2.39%          4.11%              4.30%
  Inception Date                   08/27/01      08/27/01      08/27/01      08/27/01       11/08/04           11/08/04

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.absbc.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS4 CLASS                      S&P 500(R) INDEX**
                                                                         ---------                      ------------------
Aug 27 2001                                                                10000                              10000
Aug 2001                                                                    9585                               9570
Sep 2001                                                                    8817                               8796
Oct 2001                                                                    8985                               8964
Nov 2001                                                                    9666                               9652
Dec 2001                                                                    9745                               9736
Jan 2002                                                                    9589                               9594
Feb 2002                                                                    9378                               9409
Mar 2002                                                                    9726                               9764
Apr 2002                                                                    9116                               9171
May 2002                                                                    9041                               9104
Jun 2002                                                                    8428                               8456
Jul 2002                                                                    7757                               7796
Aug 2002                                                                    7801                               7847
Sep 2002                                                                    6955                               6994
Oct 2002                                                                    7569                               7610
Nov 2002                                                                    8046                               8057
Dec 2002                                                                    7543                               7585
Jan 2003                                                                    7347                               7386
Feb 2003                                                                    7240                               7275
Mar 2003                                                                    7322                               7347
Apr 2003                                                                    7916                               7952
May 2003                                                                    8321                               8372
Jun 2003                                                                    8415                               8478
Jul 2003                                                                    8574                               8628
Aug 2003                                                                    8739                               8796
Sep 2003                                                                    8643                               8703
Oct 2003                                                                    9126                               9195
Nov 2003                                                                    9190                               9276
Dec 2003                                                                    9658                               9762
Jan 2004                                                                    9843                               9942
Feb 2004                                                                    9971                              10080
Mar 2004                                                                    9817                               9928
Apr 2004                                                                    9664                               9771
May 2004                                                                    9811                               9906
Jun 2004                                                                    9990                              10098
Jul 2004                                                                    9670                               9764
Aug 2004                                                                    9708                               9803
Sep 2004                                                                    9817                               9909
Oct 2004                                                                    9952                              10061
Nov 2004                                                                   10339                              10468
Dec 2004                                                                   10681                              10823

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the S&P 500(R) Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The S&P 500(R) Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The S&P 500(R) Index includes 500 of the largest stocks (in terms of market value) in the United States.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004                   SHARES        VALUE
-----------------                 ----------   ------------
COMMON STOCK -- 98.0%
AUTO & TRANSPORTATION -- 2.7%
  Burlington Northern Santa Fe
    Corporation                       16,900   $    799,539
  Cooper Tire & Rubber Co.+++          3,100         66,805
  CSX Corporation                      9,000        360,720
  Dana Corporation                     6,200        107,446
  Delphi Corporation+++               23,400        211,068
  Delta Air Lines, Inc.*+++            5,200         38,896
  FedEx Corporation                   13,100      1,290,219
  Ford Motor Co.+++                   76,527      1,120,355
  General Motors Corporation+++       23,900        957,434
  Genuine Parts Co.                    7,300        321,638
  Goodyear Tire & Rubber Co.
    (The)*+++                          7,300        107,018
  Harley-Davidson, Inc.               12,400        753,300
  Navistar International
    Corporation*+++                    2,900        127,542
  Norfolk Southern Corporation        16,400        593,516
  Paccar, Inc.+++                      7,775        625,732
  Southwest Airlines Co.              33,000        537,240
  Union Pacific Corporation           10,800        726,300
  United Parcel Service, Inc.
    Class B                           47,500      4,059,350
  Visteon Corporation+++               5,418         52,934
                                               ------------
                                                 12,857,052
                                               ------------
CONSUMER DISCRETIONARY -- 13.1%
  Alberto-Culver Co.                   3,750        182,138
  Allied Waste Industries,
    Inc.*+++                          13,300        123,424
  Apollo Group, Inc. Class A*          8,221        663,517
  AutoNation, Inc.*+++                11,200        215,152
  AutoZone, Inc.*+++                   3,400        310,454
  Avon Products, Inc.                 19,700        762,390
  Bed Bath & Beyond, Inc.*            13,600        541,688
  Best Buy Co., Inc+++                13,550        805,141
  Big Lots, Inc.*+++                   4,800         58,224
  Black & Decker Corporation           3,300        291,489
  Carnival Corporation                26,800      1,544,484
  Cendant Corporation                 44,400      1,038,072
  Cintas Corporation                   7,500        328,950
  Circuit City Stores, Inc.+++         8,300        129,812
  Clear Channel Communications,
    Inc.                              24,700        827,203
  Coach, Inc.*                         7,900        445,560
  Convergys Corporation*               6,000         89,940
  Costco Wholesale Corporation        20,800      1,006,928
  Darden Restaurants, Inc.             6,750        187,245
  Dillard's, Inc. Class A              3,500         94,045
  Dollar General Corporation          13,800        286,626
  Donnelley (R.R.) & Sons Co.          9,100        321,139
  Eastman Kodak Co.+++                12,000        387,000
  eBay, Inc.*                         27,800      3,232,584
  Electronic Arts, Inc.*              13,400        826,512
  Family Dollar Stores, Inc.+++        7,200        224,856
  Federated Department Stores,
    Inc.                               7,400        427,646

                                    SHARES        VALUE
                                  ----------   ------------
  Fisher Scientific
    International, Inc.*               4,800   $    299,424
  Gannett Co., Inc.                   11,100        906,870
  Gap, Inc. (The)+++                  36,900        779,328
  Gillette Co. (The)                  42,800      1,916,584
  Hasbro, Inc.                         7,400        143,412
  Hilton Hotels Corporation           16,300        370,662
  Home Depot, Inc. (The)              93,050      3,976,957
  International Flavors &
    Fragrances, Inc.                   3,900        167,076
  Interpublic Group Cos., Inc.*+++    17,500        234,500
  Jones Apparel Group, Inc.            5,300        193,821
  Kimberly-Clark Corporation          20,900      1,375,429
  Knight-Ridder, Inc.                  3,300        220,902
  Kohl's Corporation*                 14,300        703,131
  Leggett & Platt, Inc.+++             8,000        227,440
  Limited Brands+++                   17,000        391,340
  Liz Claiborne, Inc.                  4,608        194,504
  Lowe's Cos., Inc.                   32,600      1,877,434
  Marriott International, Inc.
    Class A                            9,400        592,012
  Mattel, Inc.                        17,400        339,126
  May Department Stores Co.
    (The)+++                          12,200        358,680
  Maytag Corporation+++                3,300         69,630
  McDonald's Corporation              54,000      1,731,240
  McGraw-Hill Co., Inc. (The)          8,000        732,320
  Meredith Corporation                 2,100        113,820
  Monster Worldwide, Inc.*             5,200        174,928
  New York Times Co. Class A+++        6,200        252,960
  Newell Rubbermaid, Inc.+++          11,500        278,185
  Nike, Inc. Class B                  11,200      1,015,728
  Nordstrom, Inc.                      6,000        280,380
  Office Depot, Inc.*                 13,100        227,416
  OfficeMax, Inc.+++                   3,700        116,106
  Omnicom Group, Inc.                  7,900        666,128
  Penney (JC) Co., Inc.               11,800        488,520
  RadioShack Corporation               6,700        220,296
  Reebok International, Ltd.+++        2,500        110,000
  Robert Half International,
    Inc.+++                            7,200        211,896
  Sabre Holdings Corporation           5,800        128,528
  Sears, Roebuck & Co.+++              8,700        443,961
  Snap-On, Inc.+++                     2,400         82,464
  Stanley Works (The)                  3,400        166,566
  Staples, Inc.                       21,100        711,281
  Starbucks Corporation*              17,100      1,066,356
  Starwood Hotels & Resorts
    Worldwide, Inc.                    8,700        508,080
  Target Corporation                  37,800      1,962,954
  Tiffany & Co.                        6,100        195,017
  Time Warner, Inc.*                 193,100      3,753,864
  TJX Cos., Inc.                      20,300        510,139
  Toys "R" Us, Inc.*                   8,900        182,183
  Tribune Co.                         13,300        560,462
  Univision Communications, Inc.
    Class A*                          13,500        395,145

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  VF Corporation                       4,600   $    254,748
  Wal-Mart Stores, Inc.              178,600      9,433,651
  Waste Management, Inc.              24,300        727,542
  Wendy's International, Inc.          4,800        188,448
  Whirlpool Corporation                2,900        200,709
  Yahoo!, Inc.*                       58,900      2,219,352
  Yum! Brands, Inc.                   12,100        570,878
                                               ------------
                                                 61,572,732
                                               ------------
CONSUMER STAPLES -- 5.6%
  Albertson's, Inc.+++                15,400        367,752
  Campbell Soup Co.+++                17,200        514,108
  Clorox Co.+++                        6,400        377,152
  Coca-Cola Co. (The)                103,600      4,312,868
  Coca-Cola Enterprises, Inc.         19,700        410,745
  Colgate-Palmolive Co.               22,300      1,140,868
  ConAgra Foods, Inc.                 21,700        639,065
  CVS Corporation                     16,600        748,162
  General Mills, Inc.                 15,400        765,534
  Heinz (H.J.) Co.                    14,700        573,153
  Hershey Foods Corporation           10,800        599,832
  Kellogg Co.                         17,200        768,152
  Kroger Co.*                         31,000        543,740
  McCormick & Co., Inc.                5,700        220,020
  Pepsi Bottling Group, Inc.+++       10,800        292,032
  PepsiCo, Inc.                       70,940      3,703,068
  Procter & Gamble Co.               106,900      5,888,052
  Safeway, Inc.*                      18,700        369,138
  Sara Lee Corporation                33,000        796,620
  SUPERVALU, Inc.                      5,600        193,312
  Sysco Corporation                   26,700      1,019,139
  Walgreen Co.                        43,200      1,657,584
  Wrigley (W.M.), Jr. Co.              9,400        650,386
                                               ------------
                                                 26,550,482
                                               ------------
FINANCIAL SERVICES -- 22.1%
  ACE, Ltd.                           11,800        504,450
  AFLAC, Inc.                         21,300        848,592
  Allstate Corporation (The)          30,252      1,564,633
  AMBAC Financial Group, Inc.          4,500        369,585
  American Express Co.                54,200      3,055,254
  American International Group,
    Inc.                             109,392      7,183,773
  AmSouth Bancorporation              14,700        380,730
  AON Corporation                     13,200        314,952
  Apartment Investment &
    Management Co. Class A REIT        3,900        150,306
  Archstone-Smith Trust REIT           6,500        248,950
  Automatic Data Processing,
    Inc.                              24,700      1,095,445
  Bank of America Corporation        170,440      8,008,976
  Bank of New York Co., Inc.
    (The)                             32,500      1,086,150
  BB&T Corporation                    23,500        988,175
  Bear Stearns Cos., Inc. (The)        4,400        450,164
  Block (H&R), Inc.                    7,300        357,700

                                    SHARES        VALUE
                                  ----------   ------------
  Capital One Financial
    Corporation+++                    10,000   $    842,100
  Chubb Corporation                    8,100        622,890
  Cigna Corporation                    5,600        456,792
  Cincinnati Financial
    Corporation                        7,035        311,369
  CIT Group, Inc.                      8,800        403,216
  Citigroup, Inc.                    218,630     10,533,593
  Comerica, Inc.                       7,200        439,344
  Compass Bancshares, Inc.             3,900        189,813
  Countrywide Financial
    Corporation                       23,608        873,732
  Dow Jones & Co., Inc.                3,454        148,729
  E*TRADE Financial Corporation*      15,300        228,735
  Equifax, Inc.                        5,700        160,170
  Equity Office Properties Trust
    REIT                              17,800        518,336
  Equity Residential Properties
    Trust REITP                       11,700        423,306
  Fannie Mae                          41,500      2,955,215
  Federated Investors, Inc.
    Class B+++                         4,500        136,800
  Fifth Third Bancorp                 25,194      1,191,172
  First Data Corporation              36,017      1,532,163
  First Horizon National
    Corporation+++                     5,200        224,172
  Fiserv, Inc.*                        8,200        329,558
  Franklin Resources, Inc.+++         10,500        731,325
  Freddie Mac                         29,200      2,152,040
  Golden West Financial
    Corporation                       12,800        786,176
  Goldman Sachs Group, Inc.           20,200      2,101,608
  Hartford Financial Services
    Group, Inc.                       12,200        845,582
  Huntington Bancshares, Inc.          9,600        237,888
  Janus Capital Group, Inc.           10,000        168,100
  Jefferson-Pilot Corporation          5,800        301,368
  JPMorgan Chase & Co.               150,230      5,860,472
  KeyCorp                             17,200        583,080
  Lehman Brothers Holdings, Inc.      11,600      1,014,768
  Lincoln National Corporation         7,400        345,432
  Loews Corporation                    7,800        548,340
  M & T Bank Corporation+++            5,000        539,200
  Marsh & McLennan Cos., Inc.         21,900        720,510
  Marshall & Ilsley Corporation        9,300        411,060
  MBIA, Inc.                           6,000        379,680
  MBNA Corporation                    54,750      1,543,403
  Mellon Financial Corporation        17,800        553,758
  Merrill Lynch & Co., Inc.           39,280      2,347,766
  MetLife, Inc.                       31,400      1,272,014
  MGIC Investment Corporation          4,100        282,531
  Moody's Corporation+++               6,300        547,155
  Morgan Stanley                      47,300      2,626,096
  National City Corporation           29,100      1,092,705
  North Fork Bancorporation,
    Inc.                              19,650        566,903
  Northern Trust Corporation           9,200        446,936

                       See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Paychex, Inc.                       15,800   $    538,464
  Plum Creek Timber Co., Inc.
    REIT+++                            7,700        295,988
  PNC Financial Services Group,
    Inc.                              11,800        677,792
  Principal Financial Group           12,900        528,126
  Progressive Corporation (The)        8,499        721,055
  Prologis Trust REIT+++               7,600        329,308
  Providian Financial
    Corporation*+++                   12,200        200,934
  Prudential Financial, Inc.          22,100      1,214,616
  Regions Financial Corporation       19,308        687,172
  Ryder System, Inc.                   2,700        128,979
  Safeco Corporation+++                5,800        302,992
  Schwab (Charles) Corporation
    (The)                             57,050        682,318
  Simon Property Group, Inc.
    REIT                              10,300        666,101
  SLM Corporation                     18,400        982,376
  Sovereign Bancorp, Inc.             14,300        322,465
  St. Paul Travelers Cos., Inc.       28,056      1,040,036
  State Street Corporation            14,000        687,680
  Sungard Data Systems, Inc.*         12,100        342,793
  SunTrust Banks, Inc.                15,000      1,108,200
  Synovus Financial Corporation       12,700        362,966
  T Rowe Price Group, Inc.+++          5,300        329,660
  Torchmark Corporation                4,600        262,844
  UnumProvident Corporation+++        12,400        222,456
  US Bancorp                          80,800      2,530,656
  Wachovia Corporation                69,082      3,633,713
  Washington Mutual, Inc.             38,000      1,606,640
  Wells Fargo & Co.                   72,630      4,513,955
  XL Capital, Ltd. Class A+++          5,800        450,370
  Zions Bancorporation                 3,700        251,711
                                               ------------
                                                103,757,302
                                               ------------
HEALTHCARE -- 12.6%
  Abbott Laboratories                 67,000      3,125,550
  Aetna, Inc.                          6,500        810,875
  Allergan, Inc.+++                    5,500        445,885
  AmerisourceBergen Corporation+++     4,672        274,153
  Amgen, Inc.*                        54,428      3,491,556
  Bard (C.R.), Inc.                    4,400        281,512
  Bausch & Lomb, Inc.                  2,200        141,812
  Baxter International, Inc.          25,600        884,224
  Becton Dickinson & Co.              10,600        602,080
  Biogen Idec, Inc.*                  14,330        954,521
  Biomet, Inc.                        10,800        468,612
  Boston Scientific Corporation*      36,500      1,297,575
  Bristol-Myers Squibb Co.            83,900      2,149,518
  Cardinal Health, Inc.               18,000      1,046,700
  Caremark Rx, Inc.*                  19,100        753,113
  Chiron Corporation*                  7,900        263,307
  Express Scripts, Inc.*               3,700        282,828
  Forest Laboratories, Inc.*+++       15,500        695,330
  Genzyme Corporation*                 9,900        574,893
  Gilead Sciences, Inc.*              18,000        629,820

                                    SHARES        VALUE
                                  ----------   ------------
  Guidant Corporation                 13,200   $    951,720
  HCA, Inc.                           17,700        707,292
  Health Management Associates,
    Inc. Class A+++                   10,200        231,744
  Hospira, Inc*                        6,550        219,425
  Humana, Inc.*                        6,800        201,892
  IMS Health, Inc.                     9,800        227,458
  Johnson & Johnson                  124,690      7,907,840
  King Pharmaceuticals, Inc.*         10,100        125,240
  Laboratory Corporation of
    America Holdings*                  5,900        293,938
  Lilly (Eli) & Co.                   48,200      2,735,350
  Manor Care, Inc.                     3,700        131,091
  McKesson Corporation                12,200        383,812
  Medco Health Solutions, Inc.*       11,376        473,242
  Medimmune, Inc.*                    10,400        281,944
  Medtronic, Inc.                     51,700      2,567,939
  Merck & Co., Inc.                   94,300      3,030,802
  Millipore Corporation*               2,100        104,601
  Mylan Laboratories, Inc.+++         11,200        198,016
  Pfizer, Inc.                       316,983      8,523,673
  Quest Diagnostics, Inc.+++           4,300        410,865
  Schering-Plough Corporation         63,700      1,330,056
  St. Jude Medical, Inc.*             14,800        620,564
  Stryker Corporation+++              16,700        805,775
  Tenet Healthcare Corporation*       19,450        213,561
  UnitedHealth Group, Inc.            27,500      2,420,825
  Watson Pharmaceuticals, Inc.*+++     4,600        150,926
  WellPoint, Inc.*                    12,300      1,414,500
  Wyeth                               56,700      2,414,853
  Zimmer Holdings, Inc.*              10,820        866,898
                                               ------------
                                                 59,119,706
                                               ------------
INTEGRATED OILS -- 5.0%
  Amerada Hess Corporation             3,800        313,044
  ChevronTexaco Corporation           89,880      4,719,599
  ConocoPhillips                      29,450      2,557,144
  ExxonMobil Corporation             271,844     13,934,723
  Marathon Oil Corporation            14,407        541,847
  Occidental Petroleum
    Corporation                       17,700      1,032,972
  Unocal Corporation                  11,000        475,640
                                               ------------
                                                 23,574,969
                                               ------------
MATERIALS & PROCESSING -- 3.6%
  Air Products & Chemicals, Inc.       9,500        550,715
  Alcoa, Inc.                         36,800      1,156,256
  Allegheny Technologies, Inc.         3,900         84,513
  American Standard Cos., Inc.*        9,000        371,880
  Archer-Daniels-Midland Co.          27,227        607,434
  Ashland, Inc.                        2,900        169,302
  Avery Dennison Corporation           4,600        275,862
  Ball Corporation                     4,792        210,752
  Bemis Co.+++                         4,500        130,905
  Dow Chemical Co. (The)              40,500      2,005,155
  Du Pont (E.I.) de Nemours &
    Co.                               41,855      2,052,988
  Eastman Chemical Co.                 3,200        184,736

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Ecolab, Inc.                        10,700   $    375,891
  Engelhard Corporation                5,200        159,484
  Fluor Corporation+++                 3,500        190,785
  Freeport-McMoRan Copper &
    Gold, Inc. Class B                 7,400        282,902
  Georgia-Pacific Corporation         10,700        401,036
  Great Lakes Chemical
    Corporation+++                     2,100         59,829
  Hercules, Inc.*+++                   4,600         68,310
  International Paper Co.             20,900        877,800
  Louisiana-Pacific Corporation        4,500        120,330
  Masco Corporation                   18,300        668,499
  MeadWestvaco Corporation             8,383        284,100
  Monsanto Co.                        11,060        614,383
  Newmont Mining Corporation          18,700        830,467
  Nucor Corporation+++                 6,600        345,444
  Pactiv Corporation*                  6,400        161,856
  Phelps Dodge Corporation+++          4,000        395,680
  PPG Industries, Inc.                 7,200        490,752
  Praxair, Inc.                       13,580        599,557
  Rohm & Haas Co.                      9,400        415,762
  Sealed Air Corporation*              3,500        186,445
  Sherwin-Williams Co. (The)           6,000        267,780
  Sigma-Aldrich Corporation            2,900        175,334
  Temple-Inland, Inc.                  2,300        157,320
  United States Steel
    Corporation+++                     5,300        271,625
  Vulcan Materials Co.                 4,300        234,823
  Weyerhaeuser Co.                    10,100        678,922
                                               ------------
                                                 17,115,614
                                               ------------
OTHER -- 4.7%
  3M Co.                              32,700      2,683,689
  Brunswick Corporation                4,000        198,000
  Eaton Corporation                    6,300        455,868
  General Electric Co.               445,800     16,271,700
  Honeywell International, Inc.       35,900      1,271,219
  ITT Industries, Inc.                 3,900        329,355
  Johnson Controls, Inc.               7,992        507,012
  Textron, Inc.                        5,800        428,040
                                               ------------
                                                 22,144,883
                                               ------------
OTHER ENERGY -- 2.2%
  Anadarko Petroleum Corporation      10,500        680,505
  Apache Corporation                  13,648        690,179
  Baker Hughes, Inc.                  13,900        593,113
  BJ Services Co.                      6,700        311,818
  Burlington Resources, Inc.          16,600        722,100
  Calpine Corporation*+++             26,100        102,834
  Devon Energy Corporation            20,000        778,400
  Dynegy, Inc. Class A*+++            15,800         72,996
  El Paso Corporation+++              26,800        278,720
  EOG Resources, Inc.+++               4,900        349,664
  Halliburton Co.                     18,400        722,016
  Kerr-McGee Corporation               6,230        360,032
  Nabors Industries, Ltd.*             6,200        317,998
  Noble Corporation*                   5,600        278,544
  Rowan Cos., Inc.*+++                 4,400        113,960

                                    SHARES        VALUE
                                  ----------   ------------
  Schlumberger, Ltd.+++               25,400   $  1,700,530
  Sunoco, Inc.+++                      3,200        261,472
  Transocean, Inc.*                   14,200        601,938
  Valero Energy Corporation           10,800        490,320
  Williams Cos., Inc.                 22,000        358,380
  XTO Energy, Inc.                    11,000        389,180
                                               ------------
                                                 10,174,699
                                               ------------
PRODUCER DURABLES -- 4.9%
  Agilent Technologies, Inc.*         20,100        484,410
  American Power Conversion
    Corporation                        8,400        179,760
  Andrew Corporation*                  6,700         91,321
  Applied Materials, Inc.*            70,500      1,205,550
  Boeing Co. (The)                    36,400      1,884,428
  Caterpillar, Inc.                   14,400      1,404,144
  Centex Corporation                   5,400        321,732
  Cooper Industries, Ltd. Class
    A                                  3,900        264,771
  Cummins, Inc.+++                     1,800        150,822
  Danaher Corporation+++              12,900        740,589
  Deere & Co.+++                      10,600        788,640
  Dover Corporation                    8,500        356,490
  Emerson Electric Co.                17,600      1,233,760
  Goodrich Corporation                 4,900        159,936
  Grainger (W.W.), Inc.                3,800        253,156
  Illinois Tool Works, Inc.           12,800      1,186,304
  Ingersoll-Rand Co. Class A           7,400        594,220
  KB HOME                              2,300        240,120
  KLA-Tencor Corporation*+++           8,200        381,956
  Lexmark International, Inc.*         5,400        459,000
  Lockheed Martin Corporation         19,000      1,055,450
  Molex, Inc.+++                       7,950        238,500
  Northrop Grumman Corporation        15,056        818,444
  Novellus Systems, Inc.*              6,900        192,441
  Pall Corporation                     5,200        150,540
  Parker Hannifin Corporation          5,000        378,700
  Pitney Bowes, Inc.                   9,700        448,916
  Power-One, Inc.*+++                  3,500         31,220
  Pulte Homes, Inc.+++                 5,304        338,395
  Rockwell Collins, Inc.               7,400        291,856
  Tektronix, Inc.                      3,500        105,735
  Teradyne, Inc.*+++                   8,100        138,267
  Thermo Electron Corporation*         6,910        208,613
  Tyco International, Ltd.+++         85,684      3,062,346
  United Technologies
    Corporation                       21,600      2,232,360
  Waters Corporation*+++               5,000        233,950
  Xerox Corporation*                  40,100        682,101
                                               ------------
                                                 22,988,943
                                               ------------
TECHNOLOGY -- 14.5%
  ADC Telecommunications, Inc.*+++    33,800         90,584
  Adobe Systems, Inc.                 10,000        627,400
  Advanced Micro Devices, Inc.*+++    15,600        343,512
  Affiliated Computer Services,
    Inc. Class A*+++                   5,700        343,083
  Altera Corporation*+++              15,700        324,990

                       See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Analog Devices, Inc.                15,700   $    579,644
  Apple Computer, Inc.*               16,700      1,075,480
  Applera Corporation-Applied
    Biosystems Group                   8,400        175,644
  Applied Micro Circuits
    Corporation*                      13,000         54,730
  Autodesk, Inc.                      10,360        393,162
  Avaya, Inc.*+++                     19,848        341,386
  BMC Software, Inc.*                  9,300        172,980
  Broadcom Corporation Class A*       13,900        448,692
  CIENA Corporation*+++               23,700         79,158
  Cisco Systems, Inc.*               277,500      5,355,750
  Citrix Systems, Inc.*                7,100        174,163
  Computer Associates
    International, Inc.               24,500        760,970
  Computer Sciences Corporation*       8,000        450,960
  Compuware Corporation*              16,100        104,167
  Comverse Technology, Inc.*+++        9,400        229,830
  Corning, Inc.*                      57,400        675,598
  Dell, Inc.*                        104,700      4,412,058
  Electronic Data Systems
    Corporation                       20,300        468,930
  EMC Corporation*                   101,000      1,501,870
  Freescale Semiconductor, Inc.
    Series B*                         16,811        308,648
  Gateway, Inc.*+++                   15,600         93,756
  General Dynamics Corporation         8,300        868,180
  Hewlett-Packard Co.                128,702      2,698,881
  Intel Corporation                  266,500      6,233,435
  International Business
    Machines Corporation              70,100      6,910,458
  Intuit, Inc.*                        8,000        352,080
  Jabil Circuit, Inc.*                 8,400        214,872
  JDS Uniphase Corporation*+++        65,600        207,952
  L-3 Communications Holdings,
    Inc.                               4,500        329,580
  Linear Technology Corporation       13,700        531,012
  LSI Logic Corporation*+++           16,000         87,680
  Lucent Technologies, Inc.*+++      191,676        720,702
  Maxim Integrated Products,
    Inc.                              13,500        572,265
  Mercury Interactive
    Corporation*+++                    4,300        195,865
  Micron Technology, Inc.*            25,500        314,925
  Microsoft Corporation              458,600     12,249,206
  Motorola, Inc.                     103,900      1,787,080
  National Semiconductor
    Corporation                       15,000        269,250
  NCR Corporation*+++                  4,000        276,920
  Network Appliance, Inc.*            15,900        528,198
  Novell, Inc.*+++                    18,400        124,200
  Nvidia Corporation*+++               8,000        188,480
  Oracle Corporation*                218,900      3,003,308
  Parametric Technology
    Corporation*+++                   11,200         65,968
  PerkinElmer, Inc.                    5,300        119,197
  PMC-Sierra, Inc.*+++                 9,100        102,375

                                    SHARES        VALUE
                                  ----------   ------------
  QLogic Corporation*                  4,500   $    165,285
  Qualcomm, Inc.                      68,700      2,912,880
  Raytheon Co.                        18,700        726,121
  Rockwell Automation, Inc.            8,500        421,175
  Sanmina-SCI Corporation*            24,400        206,668
  Scientific-Atlanta, Inc.             6,400        211,264
  Siebel Systems, Inc.*               21,000        220,500
  Silicon Graphics, Inc.*              6,437         11,136
  Solectron Corporation*+++           40,200        214,266
  Sun Microsystems, Inc.*            146,200        786,556
  Symantec Corporation*               26,300        677,488
  Symbol Technologies, Inc.+++         9,850        170,405
  Tellabs, Inc.*+++                   19,600        168,364
  Texas Instruments, Inc.             72,400      1,782,488
  Unisys Corporation*                 13,900        141,502
  Veritas Software Corporation*       17,775        507,476
  Xilinx, Inc.                        14,500        429,925
                                               ------------
                                                 68,292,713
                                               ------------
UTILITIES -- 7.0%
  AES Corporation (The)*              26,600        363,622
  Allegheny Energy, Inc.*+++           5,300        104,463
  Alltel Corporation                  12,800        752,128
  Ameren Corporation+++                8,100        406,134
  American Electric Power Co.,
    Inc.                              16,500        566,610
  AT&T Corporation                    35,385        674,438
  BellSouth Corporation               77,200      2,145,388
  Centerpoint Energy, Inc.+++         12,800        144,640
  CenturyTel, Inc.+++                  5,800        205,726
  Cinergy Corporation+++               7,500        312,225
  Citizens Communications Co.         13,400        184,786
  CMS Energy Corporation*+++           6,800         71,060
  Comcast Corporation Class A*+++     94,715      3,152,115
  Consolidated Edison, Inc.+++        10,100        441,875
  Constellation Energy Group,
    Inc.                               7,000        305,970
  Dominion Resources, Inc.            14,300        968,682
  DTE Energy Co.                       7,300        314,849
  Duke Energy Corporation             41,800      1,058,794
  Edison International                13,600        435,608
  Entergy Corporation                 10,252        692,933
  Exelon Corporation                  29,224      1,287,902
  FirstEnergy Corporation             13,784        544,606
  FPL Group, Inc.+++                   7,700        575,575
  KeySpan Corporation+++               6,700        264,315
  Kinder Morgan, Inc.                  5,200        380,276
  Nextel Communications, Inc.
    Class A*                          46,800      1,404,000
  Nicor, Inc.+++                       1,800         66,492
  NiSource, Inc.+++                   11,000        250,580
  Peoples Energy Corporation           1,600         70,320
  PG&E Corporation*+++                17,500        582,400
  Pinnacle West Capital
    Corporation+++                     3,800        168,758
  PPL Corporation                      7,400        394,272
  Progress Energy, Inc.+++            10,300        465,972

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Public Service Enterprise
    Group, Inc.+++                     9,900   $    512,523
  Qwest Communications
    International, Inc.*+++           74,600        331,224
  SBC Communications, Inc.           141,534      3,647,331
  Sempra Energy                        9,600        352,128
  Southern Co. (The)                  30,800      1,032,416
  Sprint Corporation                  62,300      1,548,155
  TECO Energy, Inc.+++                 7,900        121,186
  TXU Corporation+++                  10,700        690,792
  Verizon Communications, Inc.       116,634      4,724,843
  Xcel Energy, Inc.+++                16,700        303,940
                                               ------------
                                                 33,022,052
                                               ------------
TOTAL COMMON STOCK
  (Cost $389,926,158)                           461,171,147
                                               ------------
SHORT-TERM INVESTMENTS -- 9.5%
  AB Funds Trust -- Money Market
    Fund (GS4 Class)(inf)          8,549,346      8,549,346
  Northern Institutional Liquid
    Assets Portfolio sec.         36,379,075     36,379,075
                                               ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $44,928,421)                             44,928,421
                                               ------------

                                     PAR
                                  ----------
U.S. TREASURY OBLIGATION -- 0.2%
  U.S. Treasury Bill
    2.14%, 03/24/05++++
    (Cost $1,159,321)             $1,165,000      1,159,434
                                               ------------

                                    SHARES
                                  ----------
WARRANTS -- 0.0%
CONSUMER DISCRETIONARY
  Lucent Technologies, Inc.,
    Wts. Expires 12/10/07*
    (Cost $29,498)                    18,909         29,876
                                               ------------
TOTAL INVESTMENTS -- 107.7%
  (Cost $436,043,398)                           507,288,878
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (7.7%)                              (36,471,498)
                                               ------------
NET ASSETS -- 100.0%                           $470,817,380
                                               ============

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Auto & Transportation                              2.7%
Consumer Discretionary                            13.1%
Consumer Staples                                   5.6%
Financial Services                                22.1%
Futures Contracts                                  1.1%
Healthcare                                        12.6%
Integrated Oils                                    5.0%
Materials & Processing                             3.6%
Other                                              4.7%
Other Energy                                       2.2%
Producer Durables                                  4.9%
Short-Term Investments                             9.5%
Technology                                        14.5%
U.S. Treasury Obligations                          0.2%
Utilities                                          7.0%
Warrants                                           0.0%*
                                                 ------
                                                 108.8%
                                                 ======

---------------
+ Based on net assets.
* Rounds to less than 0.1%

                       See Notes to Financial Statements.

VALUE EQUITY FUND

During the fourth quarter, large-cap value stocks continued to outperform large-cap growth stocks as the Russell 1000(R) Value Index returned 10.38%, while its growth counterpart, the Russell 1000(R) Growth Index, returned 9.17%. The strong showing by value oriented stocks in 2004 pushed the value index to a 16.49% one-year return, significantly outpacing the growth index's 6.30% yearly return. All sectors of the Russell 1000(R) Value Index delivered positive returns during the quarter. The best performing sectors were consumer staples and technology. Integrated oils and "other energy" lagged all other sectors during the quarter.

The fund is comprised of domestic, large-cap value oriented stocks. The fund underperformed its benchmark, the Russell 1000(R) Value Index, during the fourth quarter. Security selection in the consumer staples and integrated oils sectors detracted from benchmark-relative performance. The fund's holdings in Marathon Oil (0.39%), Alcoa (0.61%) and ChevronTexaco (2.41%) were the largest detractors from performance, while Citigroup (0.39%), Monsanto (0.70%) and Burlington Northern Santa Fe (1.25%) were the largest contributors to fund performance for the period. At the sub-adviser level, Equinox delivered the strongest benchmark-relative performance largely due to its security selection in the utilities and "other energy" sectors.

VALUE EQUITY FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
--------------------------------------------------------------------------------

                                   GS2 CLASS*    GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                   ----------    ----------    ----------    -----------    ----------    ---------------------
  One Year                          17.83%        17.71%        17.35%        16.49%           N/A             N/A
  Since Inception                    6.68%         6.23%         6.18%         6.61%          5.28%           5.49%
  Inception Date                   08/27/01      08/27/01      08/27/01      08/27/01       11/08/04         11/08/04

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.absbc.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS4 CLASS                RUSSELL 1000(R) VALUE INDEX**
                                                                         ---------                -----------------------------
Aug 27 2001                                                                10000                              10000
Aug 2001                                                                    9711                               9702
Sep 2001                                                                    9027                               9019
Oct 2001                                                                    8948                               8942
Nov 2001                                                                    9408                               9462
Dec 2001                                                                    9621                               9684
Jan 2002                                                                    9529                               9610
Feb 2002                                                                    9535                               9625
Mar 2002                                                                   10031                              10081
Apr 2002                                                                    9747                               9735
May 2002                                                                    9734                               9784
Jun 2002                                                                    9157                               9222
Jul 2002                                                                    8273                               8365
Aug 2002                                                                    8366                               8428
Sep 2002                                                                    7382                               7491
Oct 2002                                                                    7807                               8046
Nov 2002                                                                    8306                               8553
Dec 2002                                                                    7950                               8181
Jan 2003                                                                    7783                               7983
Feb 2003                                                                    7514                               7770
Mar 2003                                                                    7528                               7783
Apr 2003                                                                    8138                               8468
May 2003                                                                    8755                               9015
Jun 2003                                                                    8885                               9128
Jul 2003                                                                    9041                               9264
Aug 2003                                                                    9196                               9408
Sep 2003                                                                    9088                               9316
Oct 2003                                                                    9643                               9886
Nov 2003                                                                    9791                              10020
Dec 2003                                                                   10402                              10638
Jan 2004                                                                   10627                              10825
Feb 2004                                                                   10838                              11057
Mar 2004                                                                   10736                              10960
Apr 2004                                                                   10545                              10692
May 2004                                                                   10688                              10801
Jun 2004                                                                   10991                              11057
Jul 2004                                                                   10806                              10901
Aug 2004                                                                   10916                              11056
Sep 2004                                                                   11121                              11227
Oct 2004                                                                   11264                              11414
Nov 2004                                                                   11862                              11991
Dec 2004                                                                   12243                              12393

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 1000(R) Value Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Russell 1000(R) Value Index is a large-cap index consisting of those Russell 1000(R) index securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-earnings-ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004                SHARES          VALUE
-----------------              -----------   --------------
COMMON STOCK -- 96.0%
AUTO & TRANSPORTATION -- 3.5%
  American Axle &
    Manufacturing Holdings,
    Inc.+++                          2,500   $       76,650
  AMR Corporation*+++                4,900           53,655
  Autoliv, Inc.                      5,600          270,480
  BorgWarner, Inc.                   2,500          135,425
  Burlington Northern Santa
    Fe Corporation                 354,600       16,776,126
  CNF, Inc.                          5,300          265,530
  CSX Corporation                   12,700          509,016
  Dana Corporation                  71,800        1,244,294
  Delphi Corporation+++            833,800        7,520,876
  FedEx Corporation                 19,200        1,891,008
  Ford Motor Co.+++                108,895        1,594,223
  General Motors Corporation+++     40,000        1,602,400
  Genuine Parts Co.                 10,300          453,818
  Laidlaw International,
    Inc.*                            9,000          192,600
  Lear Corporation                   4,300          262,343
  Navistar International
    Corporation*+++                  1,700           74,766
  Norfolk Southern
    Corporation                    108,300        3,919,377
  Oshkosh Truck Corporation+++         200           13,676
  Overseas Shipholding Group,
    Inc.                            31,100        1,716,720
  Paccar, Inc.                      10,950          881,256
  Southwest Airlines Co.             9,850          160,358
  Tidewater, Inc.+++                 1,900           67,659
  TRW Automotive Holdings
    Corporation*                     1,400           28,980
  Union Pacific Corporation        128,800        8,661,800
  Yellow Roadway
    Corporation*+++                  3,000          167,130
                                             --------------
                                                 48,540,166
                                             --------------
CONSUMER
  DISCRETIONARY -- 10.6%
  Activision, Inc.*                  2,400           48,432
  Adesa, Inc,                        5,200          110,344
  Alberto-Culver Co.                   650           31,571
  Allied Waste Industries,
    Inc.*                            9,500           88,160
  American Eagle Outfitters,
    Inc.+++                            600           28,260
  AnnTaylor Stores
    Corporation*+++                  1,900           40,907
  AutoNation, Inc.*                 10,700          205,547
  Barnes & Noble, Inc.*              2,900           93,583
  Belo Corporation Class A           2,300           60,352
  Big Lots, Inc.*+++                 4,100           49,733
  BJ's Wholesale Club, Inc.*+++      4,100          119,433
  Black & Decker Corporation+++        600           52,998
  Blockbuster, Inc. Class A+++       9,500           90,630
  Borders Group, Inc.                4,600          116,840
  Brink's Co. (The)+++                 200            7,904
  Brinker International,
    Inc.*+++                           700           24,549
  Carnival Corporation+++          183,400       10,569,342
  Cendant Corporation+++           657,730       15,377,727

                                 SHARES          VALUE
                               -----------   --------------
  Circuit City Stores, Inc.+++     213,900   $    3,345,396
  Citadel Broadcasting
    Corporation*+++                  1,700           27,506
  Claire's Stores, Inc.                400            8,500
  Clear Channel
    Communications, Inc.            17,625          590,261
  Cogent, Inc.*+++                     700           23,100
  Columbia Sportswear Co.*+++          100            5,961
  Convergys Corporation*             8,500          127,415
  Costco Wholesale
    Corporation                     31,800        1,539,438
  Cox Radio, Inc. Class A*           1,300           21,424
  Darden Restaurants, Inc.           5,300          147,022
  Dillard's, Inc. Class A+++         4,300          115,541
  DIRECTV Group, Inc. (The)*         4,232           70,844
  Donnelley (R.R.) & Sons Co.       14,000          494,060
  DreamWorks Animation SKG,
    Inc.*+++                         1,500           56,265
  Eastman Kodak Co.+++             296,600        9,565,350
  Entercom Communications
    Corporation*                     1,100           39,479
  Federated Department
    Stores, Inc.                    44,200        2,554,318
  Foot Locker, Inc.                  5,000          134,650
  Gannett Co., Inc.                 44,200        3,611,140
  Gemstar-TV Guide
    International, Inc.*             9,000           53,280
  Gillette Co. (The)                 4,500          201,510
  Google, Inc.*+++                     100           19,310
  Harte-Hanks, Inc.                    450           11,691
  Hasbro, Inc.                       9,225          178,781
  Hearst-Argyle Television,
    Inc.+++                          1,800           47,484
  Hilton Hotels Corporation         31,000          704,940
  Home Depot, Inc. (The)+++         11,400          487,236
  IAC/InterActiveCorp*+++           11,261          311,029
  IKON Office Solutions, Inc.        7,100           82,076
  International Flavors &
    Fragrances, Inc.                   800           34,272
  International Speedway
    Corporation Class A                200           10,560
  Interpublic Group Cos.,
    Inc.*+++                         8,100          108,540
  Jones Apparel Group, Inc.          7,500          274,275
  Kimberly-Clark Corporation        17,900        1,177,999
  Kmart Holding Corporation*+++     21,800        2,157,110
  Knight-Ridder, Inc.                3,900          261,066
  Lamar Advertising Co.*             1,400           59,892
  Laureate Education, Inc.*+++         700           30,863
  Lee Enterprises, Inc.              2,700          124,416
  Leggett & Platt, Inc.              7,100          201,853
  Liberty Media Corporation
    Class A*                        86,100          945,378
  Liberty Media
    International, Inc. Class
    A*                               3,180          147,011
  Limited Brands                    23,800          547,876
  Liz Claiborne, Inc.               24,700        1,042,587
  Manpower, Inc.                     3,300          159,390

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                               -----------   --------------
  Marriott International,
    Inc. Class A                     1,500   $       94,470
  Mattel, Inc.+++                  327,800        6,388,822
  May Department Stores Co.
    (The)                           17,700          520,380
  Maytag Corporation+++              2,900           61,190
  McClatchy Co. Class A              1,100           78,991
  McDonald's Corporation           755,600       24,224,535
  Media General, Inc. Class A          700           45,367
  Metro-Goldwyn-Mayer, Inc.          2,400           28,512
  Mohawk Industries, Inc.*+++        1,500          136,875
  Neiman-Marcus Group, Inc.
    Class A+++                       2,500          178,850
  New York Times Co. Class A+++        800           32,640
  Newell Rubbermaid, Inc.+++       306,300        7,409,397
  Nordstrom, Inc.                    2,100           98,133
  Office Depot, Inc.*              233,200        4,048,352
  OfficeMax, Inc.+++                 5,800          182,004
  Omnicom Group, Inc.                2,000          168,640
  Outback Steakhouse, Inc.+++          400           18,312
  Penney (JC) Co., Inc.             14,400          596,160
  Pier 1 Imports, Inc.+++            2,800           55,160
  Polo Ralph Lauren
    Corporation+++                   2,200           93,720
  Radio One, Inc. Class D*           2,500           40,300
  Reebok International, Ltd.+++      2,700          118,800
  Regal Entertainment Group
    Class A+++                       3,000           62,250
  Regis Corporation                  1,500           69,225
  Rent-A-Center, Inc.*+++            1,300           34,450
  Republic Services, Inc.+++        20,200          677,508
  Sabre Holdings Corporation         8,200          181,712
  Saks, Inc.                         7,500          108,825
  Sears, Roebuck & Co.+++           92,700        4,730,481
  Service Corporation
    International*                  18,100          134,845
  ServiceMaster Co.                  7,100           97,909
  Sirius Satellite Radio,
    Inc.*+++                        75,200          575,280
  Snap-On, Inc.+++                   3,400          116,824
  Stanley Works (The)+++           200,900        9,842,091
  Starwood Hotels & Resorts
    Worldwide, Inc.                  7,900          461,360
  Tech Data Corporation*             4,000          181,600
  Time Warner, Inc.*               215,400        4,187,376
  Toys "R" Us, Inc.*                12,700          259,969
  Tribune Co.                       14,700          619,458
  Univision Communications,
    Inc. Class A*                    5,395          157,912
  VeriSign, Inc.*                    4,500          150,840
  VF Corporation                    56,000        3,101,280
  Viad Corporation+++                  725           20,655
  Waste Management, Inc.           271,457        8,127,423
  Wendy's International, Inc.      249,700        9,803,222

                                 SHARES          VALUE
                               -----------   --------------
  West Corporation*+++                 200   $        6,622
  Whirlpool Corporation+++          24,500        1,695,645
                                             --------------
                                                148,998,779
                                             --------------
CONSUMER STAPLES -- 3.7%
  Albertson's, Inc.+++             251,400        6,003,432
  Campbell Soup Co.+++               6,800          203,252
  Clorox Co.                         2,600          153,218
  Coca-Cola Co. (The)               13,700          570,331
  Coca-Cola Enterprises, Inc.       13,900          289,815
  Colgate-Palmolive Co.              5,900          301,844
  ConAgra Foods, Inc.              477,500       14,062,375
  CVS Corporation                   21,000          946,470
  Dean Foods Co.*+++               125,350        4,130,283
  Del Monte Foods Co.*              10,800          119,016
  General Mills, Inc.               18,200          904,722
  Heinz (H.J.) Co.                 186,700        7,279,433
  Hershey Foods Corporation          2,300          127,742
  Hormel Foods Corporation           4,400          137,940
  J.M. Smucker Co. (The)             3,400          160,038
  Kellogg Co.                        6,400          285,824
  Kraft Foods, Inc. Class A+++      16,000          569,760
  Kroger Co.*                       44,200          775,268
  McCormick & Co., Inc.              2,000           77,200
  Pepsi Bottling Group, Inc.           900           24,336
  PepsiAmericas, Inc.                4,200           89,208
  PepsiCo, Inc.                      5,700          297,540
  Pilgrim's Pride
    Corporation+++                   1,500           46,020
  Procter & Gamble Co.              13,450          740,826
  Rite Aid Corporation*              3,900           14,274
  Safeway, Inc.*                   128,000        2,526,720
  Sara Lee Corporation             369,315        8,915,264
  Smithfield Foods, Inc.*            5,000          147,950
  SUPERVALU, Inc.                   52,300        1,805,396
  Tootsie Roll Industries,
    Inc.                             1,439           49,833
  Tyson Foods, Inc. Class A         12,981          238,850
  Wrigley (W.M.), Jr. Co.              600           41,514
                                             --------------
                                                 52,035,694
                                             --------------
FINANCIAL SERVICES -- 31.5%
  A.G. Edwards, Inc.+++              4,700          203,087
  Accenture, Ltd. Class A*          51,300        1,385,100
  ACE, Ltd.+++                     187,300        8,007,075
  AFLAC, Inc.                        3,200          127,488
  Alleghany Corporation*               312           88,998
  Allied Capital Corporation+++      7,600          196,384
  Allmerica Financial
    Corporation*                     3,200          105,056
  Allstate Corporation (The)       352,400       18,226,128
  AMB Property Corporation
    REIT                             4,900          197,911
  AMBAC Financial Group, Inc.        4,850          398,331
  American Capital
    Strategies, Ltd.+++              4,200          140,070
  American Financial Group,
    Inc.                             2,200           68,882

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                 SHARES          VALUE
                               -----------   --------------
  American International
    Group, Inc.                     45,933   $    3,016,420
  American National Insurance
    Co.                                500           52,080
  AmeriCredit Corporation*+++        9,300          227,385
  AmSouth Bancorporation            80,100        2,074,590
  Annaly Mortgage Management,
    Inc. REIT+++                     7,000          137,340
  AON Corporation                   18,700          446,182
  Apartment Investment &
    Management Co. Class A
    REIT                             5,600          215,824
  Archstone-Smith Trust REIT        12,900          494,070
  Arden Realty, Inc. REIT            3,900          147,108
  Arthur J. Gallagher & Co.+++         300            9,750
  Associated Banc-Corp              31,400        1,042,794
  Assurant, Inc.                    11,700          357,435
  Astoria Financial
    Corporation                      4,600          183,862
  Automatic Data Processing,
    Inc.                             5,100          226,185
  AvalonBay Communities, Inc.
    REIT                             4,200          316,260
  Bank of America Corporation      812,384       38,173,926
  Bank of Hawaii Corporation         3,200          162,368
  Bank of New York Co., Inc.
    (The)                           42,200        1,410,324
  Banknorth Group, Inc.             10,200          373,320
  BB&T Corporation                 107,629        4,525,799
  Bear Stearns Cos., Inc.
    (The)                            6,400          654,784
  BOK Financial Corporation*+++      1,057           51,539
  Boston Properties, Inc.
    REIT                             4,900          316,883
  BRE Properties, Inc. Class
    A REIT                           3,000          120,930
  Camden Property Trust REIT+++      2,400          122,400
  Capital One Financial
    Corporation                      4,000          336,840
  Capitol Federal Financial+++       1,300           46,800
  CBL & Associates
    Properties, Inc. REIT+++        13,600        1,038,360
  Centerpoint Properties
    Corporation REIT+++              2,800          134,092
  Checkfree Corporation*+++          1,700           64,736
  Chubb Corporation                136,300       10,481,470
  Cigna Corporation+++             108,900        8,882,973
  Cincinnati Financial
    Corporation                      9,215          407,856
  CIT Group, Inc.                   86,000        3,940,520
  Citigroup, Inc.                1,082,300       52,145,215
  City National Corporation          2,400          169,560
  CNA Financial Corporation*         1,500           40,065
  Colonial BancGroup, Inc.+++        7,500          159,225
  Comerica, Inc.+++                146,300        8,927,226
  Commerce Bancshares, Inc.+++       3,607          181,071
  Compass Bancshares, Inc.+++       15,100          734,917
  Conseco, Inc.*+++                  9,100          181,545

                                 SHARES          VALUE
                               -----------   --------------
  Countrywide Financial
    Corporation                     33,400   $    1,236,134
  Crescent Real Estate
    Equities Co. REIT+++           254,800        4,652,648
  Cullen/Frost Bankers, Inc.         3,000          145,800
  Deluxe Corporation+++              3,100          115,723
  Developers Diversified
    Realty Corporation REIT          6,000          266,220
  Duke Realty Corporation
    REIT                             8,400          286,776
  E*TRADE Financial
    Corporation*                     9,300          139,035
  Equifax, Inc.                      2,600           73,060
  Equity Office Properties
    Trust REIT                      25,585          745,035
  Equity Residential
    Properties Trust REIT           18,100          654,858
  Erie Indemnity Co. Class A+++      1,700           89,369
  Everest Re Group, Ltd.            33,900        3,036,084
  Fair Isaac & Co., Inc.+++            600           22,008
  Fannie Mae                        40,300        2,869,763
  Federal Realty Investors
    Trust REIT                       3,100          160,115
  Federated Investors, Inc.
    Class B+++                         500           15,200
  Fidelity National
    Financial, Inc.                 10,079          460,308
  Fifth Third Bancorp                5,200          245,856
  First American Corporation+++      4,600          161,644
  First Horizon National
    Corporation+++                   7,300          314,703
  FirstMerit Corporation+++          5,000          142,450
  Franklin Resources, Inc.           9,000          626,850
  Freddie Mac                      159,200       11,733,040
  Fremont General
    Corporation+++                   1,000           25,180
  Friedman, Billings, Ramsey
    Group, Inc. Class A REIT+++      3,800           73,682
  Fulton Financial
    Corporation+++                   7,240          168,764
  General Growth Properties,
    Inc. REIT                      103,100        3,728,096
  Genworth Financial, Inc.
    Class A                         67,100        1,811,700
  Golden West Financial
    Corporation                     10,200          626,484
  Goldman Sachs Group, Inc.         18,300        1,903,932
  Hartford Financial Services
    Group, Inc.+++                 322,300       22,338,613
  HCC Insurance Holdings,
    Inc.                             2,800           92,736
  Health Care Property
    Investors, Inc. REIT+++          7,800          215,982
  Health Care REIT, Inc.+++          3,000          114,450
  Hibernia Corporation Class
    A                                9,200          271,492
  Hospitality Properites
    Trust REIT                       4,000          184,000
  Host Marriott Corporation
    REIT+++                         20,600          356,380

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                               -----------   --------------
  HRPT Properties Trust REIT        10,500   $      134,715
  Hudson United Bancorp              2,700          106,326
  Huntington Bancshares, Inc.       14,200          351,876
  Independence Community Bank
    Corporation                     14,878          633,505
  IndyMac Bancorp, Inc.              1,900           65,455
  Instinet Group, Inc.*              7,000           42,210
  International Bancshares
    Corporation                      2,100           82,698
  iStar Financial, Inc. REIT+++      6,500          294,190
  Janus Capital Group, Inc.         14,200          238,702
  Jefferies Group, Inc.+++           3,000          120,840
  Jefferson-Pilot Corporation        8,300          431,268
  JPMorgan Chase & Co.             666,138       25,986,043
  KeyCorp                          279,950        9,490,305
  Kimco Realty Corporation
    REIT                             5,800          336,342
  Lehman Brothers Holdings,
    Inc.                            16,442        1,438,346
  Leucadia National
    Corporation                      3,100          215,388
  Liberty Property Trust
    REIT+++                          5,000          216,000
  Lincoln National
    Corporation                     10,300          480,804
  Loews Corporation                  8,900          625,670
  M & T Bank Corporation+++          4,500          485,280
  Macerich Co. (The) REIT            3,500          219,800
  Mack-Cali Realty
    Corporation REIT                 3,600          165,708
  Markel Corporation*                  300          109,200
  Marshall & Ilsley
    Corporation                     13,200          583,440
  MBIA, Inc.+++                      8,750          553,700
  MBNA Corporation                 449,700       12,677,043
  Mellon Financial
    Corporation                     17,500          544,425
  Mercantile Bankshares
    Corporation                      4,700          245,340
  Mercury General Corporation        1,500           89,880
  Merrill Lynch & Co., Inc.        153,067        9,148,815
  MetLife, Inc.                     24,700        1,000,597
  MGIC Investment
    Corporation+++                 109,400        7,538,754
  Mills Corporation (The)
    REIT+++                         20,500        1,307,080
  MoneyGram International,
    Inc.                             2,900           61,306
  Morgan Stanley                   150,700        8,366,864
  National City Corporation         37,237        1,398,249
  Nationwide Financial
    Services Class A+++              3,300          126,159
  New Plan Excel Realty Trust
    REIT+++                          5,900          159,772
  New York Community Bancorp,
    Inc.+++                         15,654          322,003
  North Fork Bancorporation,
    Inc.                           135,908        3,920,946
  Northern Trust Corporation         8,100          393,498
  Nuveen Investments, Inc.
    Class A+++                         400           15,788

                                 SHARES          VALUE
                               -----------   --------------
  Odyssey Re Holdings
    Corporation+++                     700   $       17,647
  Old Republic International
    Corporation                     50,450        1,276,385
  Pan Pacific Retail
    Properties, Inc. REIT            2,400          150,480
  People's Bank                      2,250           87,503
  Plum Creek Timber Co., Inc.
    REIT                            10,862          417,535
  PMI Group, Inc. (The)              5,700          237,975
  PNC Financial Services
    Group, Inc.                     17,900        1,028,176
  Popular, Inc.                     16,000          461,280
  Principal Financial Group         18,900          773,766
  Progressive Corporation
    (The)                           10,700          907,788
  Prologis Trust REIT               11,989          519,483
  Protective Life Corporation        4,100          175,029
  Providian Financial
    Corporation*                    12,500          205,875
  Prudential Financial, Inc.        27,400        1,505,904
  Public Storage, Inc. REIT          4,900          273,175
  Radian Group, Inc.                 8,700          463,188
  Raymond James Financial,
    Inc.+++                          3,600          111,528
  Rayonier, Inc. REIT               13,040          637,787
  Reckson Associates Realty
    Corporation REIT+++              4,000          131,240
  Regency Centers Corporation
    REIT                             1,500           83,100
  Regions Financial
    Corporation                     27,349          973,351
  Reinsurance Group of
    America, Inc.+++                 1,700           82,365
  Ryder System, Inc.+++              2,100          100,317
  Safeco Corporation+++              8,300          433,592
  Schwab (Charles)
    Corporation (The)                8,900          106,444
  Shurgard Storage Centers,
    Inc. Class A REITP               2,700          118,827
  Simon Property Group, Inc.
    REIT                            16,957        1,096,609
  Simon Property Group, L.P.
    REIT                               570           33,755
  Sky Financial Group, Inc.          6,100          174,887
  SL Green Realty Corporation
    REIT+++                          2,300          139,265
  SLM Corporation                  156,200        8,339,518
  South Financial Group, Inc.        3,500          113,855
  Sovereign Bancorp, Inc.           20,300          457,765
  St. Paul Travelers Cos.,
    Inc.                            39,791        1,475,053
  Stancorp Financial Group,
    Inc.                             1,700          140,250
  State Street Corporation          11,000          540,320
  Student Loan Corporation+++          200           36,800
  Sungard Data Systems, Inc.*        2,100           59,493
  SunTrust Banks, Inc.              51,074        3,773,347
  Synovus Financial
    Corporation                     36,500        1,043,170
  TCF Financial Corporation          1,000           32,140

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                 SHARES          VALUE
                               -----------   --------------
  Thornburg Mortgage, Inc.
    REIT+++                          4,800   $      139,008
  Torchmark Corporation              6,600          377,124
  Transatlantic Holdings,
    Inc.                             1,375           85,016
  Trizec Properties, Inc.
    REIT                             5,300          100,276
  UnionBanCal Corporation           32,800        2,114,944
  United Dominion Realty
    Trust, Inc. REIT                 7,600          188,480
  Unitrin, Inc.                      1,600           72,720
  UnumProvident Corporation+++      18,600          333,684
  US Bancorp+++                    651,026       20,390,134
  Valley National Bancorp            5,536          153,070
  Ventas, Inc. REIT+++               2,200           60,302
  Vornado Realty Trust REIT          6,100          464,393
  W Holding Co., Inc.+++             1,836           42,118
  W.R. Berkley Corporation           3,875          182,784
  Wachovia Corporation             372,328       19,584,453
  Washington Federal, Inc.+++        4,634          122,986
  Washington Mutual, Inc.          553,514       23,402,572
  Webster Financial
    Corporation                      7,100          359,544
  Weingarten Realty Investors
    REIT+++                            400           16,040
  WellChoice, Inc.*                    900           48,060
  Wells Fargo & Co.                198,572       12,341,250
  Westcorp+++                        1,100           50,523
  WFS Financial, Inc.*                 200           10,156
  Whitney Holding Corporation        2,400          107,976
  Wilmington Trust
    Corporation                      3,900          140,985
  XL Capital, Ltd. Class AP        120,900        9,387,885
  Zions Bancorporation               6,000          408,180
                                             --------------
                                                442,125,669
                                             --------------
HEALTHCARE -- 6.5%
  Abbott Laboratories               18,400          858,360
  Aetna, Inc.                        6,400          798,400
  AmerisourceBergen
    Corporation+++                  15,746          923,975
  Bausch & Lomb, Inc.                1,200           77,352
  Baxter International, Inc.       289,200        9,988,968
  Becton Dickinson & Co.            33,586        1,907,685
  Biogen Idec, Inc.*                 1,000           66,610
  Bristol-Myers Squibb Co.         380,100        9,738,162
  Cardinal Health, Inc.             49,400        2,872,610
  Caremark Rx, Inc.*                11,800          465,274
  Community Health Systems,
    Inc.*                            1,500           41,820
  Dade Behring Holdings,
    Inc.*                              300           16,800
  Eyetech Pharmaceuticals,
    Inc.*+++                           300           13,650
  HCA, Inc.+++                      17,400          695,304
  Health Management
    Associates, Inc. Class A+++      1,600           36,352
  Health Net, Inc.*+++             174,800        5,046,476
  Henry Schein, Inc.*                  400           27,856
  Hospira, Inc*                      9,300          311,550
  Humana, Inc.*                     10,300          305,807
  ICOS Corporation*+++               1,700           48,076

                                 SHARES          VALUE
                               -----------   --------------
  Invitrogen Corporation*            1,600   $      107,408
  IVAX Corporation*                245,050        3,876,691
  Johnson & Johnson                 16,500        1,046,430
  King Pharmaceuticals, Inc.*       14,300          177,320
  Laboratory Corporation of
    America Holdings*                  400           19,928
  Manor Care, Inc.                   1,000           35,430
  McKesson Corporation               9,400          295,724
  Medco Health Solutions,
    Inc.*                          238,717        9,930,627
  Merck & Co., Inc.                207,500        6,669,050
  Millennium Pharmeceuticals,
    Inc.*                            8,400          101,808
  Omnicare, Inc.                     1,600           55,392
  PacifiCare Health Systems,
    Inc.*+++                         4,300          243,036
  Pfizer, Inc.                     152,000        4,087,280
  Protein Design Labs, Inc.*         4,600           95,036
  Schering-Plough Corporation      418,400        8,736,192
  Tenet Healthcare
    Corporation*                    27,600          303,048
  Triad Hospitals, Inc.*             2,900          107,909
  Universal Health Services,
    Inc. Class B+++                  1,400           62,300
  Watson Pharmaceuticals,
    Inc.*                           68,000        2,231,080
  WebMD Corporation*+++              8,500           69,360
  WellPoint, Inc.*                  57,631        6,627,565
  Wyeth                            291,300       12,406,467
                                             --------------
                                                 91,526,168
                                             --------------
INTEGRATED OILS -- 9.1%
  Amerada Hess Corporation           4,700          387,186
  BP PLC ADR+++                    191,068       11,158,371
  ChevronTexaco Corporation        616,596       32,377,456
  ConocoPhillips                   317,432       27,562,621
  ExxonMobil Corporation           637,100       32,657,746
  Marathon Oil Corporation         141,100        5,306,771
  Murphy Oil Corporation             4,800          386,160
  Occidental Petroleum
    Corporation                    261,900       15,284,484
  Unocal Corporation                50,400        2,179,296
                                             --------------
                                                127,300,091
                                             --------------
MATERIALS & PROCESSING --4.9%
  Air Products & Chemicals,
    Inc.                            13,700          794,189
  Alcoa, Inc.                      261,200        8,206,904
  Archer-Daniels-Midland Co.        36,489          814,070
  Ashland, Inc.                      4,200          245,196
  Ball Corporation                   3,400          149,532
  Bemis Co.                          6,300          183,267
  Bowater, Inc.+++                   3,900          171,483
  Cabot Corporation                  3,700          143,116
  Dow Chemical Co. (The)            64,344        3,185,671
  Du Pont (E.I.) de Nemours &
    Co.                             60,900        2,987,145
  Eastman Chemical Co.               4,600          265,558
  Energizer Holdings, Inc.*+++       2,800          139,132
  Engelhard Corporation              7,400          226,958

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                               -----------   --------------
  Florida Rock Industries,
    Inc.+++                          1,300   $       77,389
  Fluor Corporation+++               3,000          163,530
  Forest City Enterprises,
    Inc. Class A                     1,800          103,590
  Georgia-Pacific Corporation      166,471        6,239,333
  Harsco Corporation                 1,600           89,184
  Hughes Supply, Inc.                2,000           64,700
  International Paper Co.           29,000        1,218,000
  International Steel Group,
    Inc.*+++                           900           36,504
  Jacobs Engineering Group,
    Inc.*                              700           33,453
  Lafarge North America, Inc.       25,400        1,303,528
  Louisiana-Pacific
    Corporation                      6,400          171,136
  Lubrizol Corporation               4,700          173,242
  Lyondell Chemical Co.            152,800        4,418,976
  Martin Marietta Materials,
    Inc.                             2,900          155,614
  Masco Corporation                 27,300          997,269
  MeadWestvaco Corporation          11,947          404,884
  Monsanto Co.                     170,300        9,460,165
  Nalco Holding Co.*                 1,700           33,184
  Neenah Paper, Inc.*+++             1,042           33,969
  Newmont Mining Corporation         9,400          417,454
  Nucor Corporation+++               4,800          251,232
  Owens-Illinois, Inc.*             57,600        1,304,640
  Packaging Corporation of
    America                          3,600           84,780
  Pactiv Corporation*              299,800        7,581,942
  Phelps Dodge Corporation+++        5,500          544,060
  PPG Industries, Inc.              13,600          926,976
  Praxair, Inc.                     13,700          604,855
  Precision Castparts
    Corporation                      1,800          118,224
  Rohm & Haas Co.                    9,500          420,185
  RPM International, Inc.           56,800        1,116,688
  Scotts Co. (The) Class A*          1,000           73,520
  Sealed Air Corporation*+++           800           42,616
  Sherwin-Williams Co. (The)        68,600        3,061,618
  Sigma-Aldrich Corporation+++       3,800          229,748
  Smurfit-Stone Container
    Corporation*                    16,600          310,088
  Sonoco Products Co.                5,800          171,970
  Southern Peru Copper
    Corporation+++                     500           23,605
  Temple-Inland, Inc.                3,300          225,720
  Timken Co.                         2,000           52,040
  United States Steel
    Corporation+++                   6,800          348,500
  Valspar Corporation+++             3,000          150,030
  Vulcan Materials Co.               6,100          333,121
  Weyerhaeuser Co.                 108,500        7,293,370
  Worthington Industries,
    Inc.                               600           11,748
                                             --------------
                                                 68,388,601
                                             --------------

                                 SHARES          VALUE
                               -----------   --------------
OTHER -- 2.0%
  Brunswick Corporation              2,800   $      138,600
  Carlisle Cos., Inc.                1,800          116,856
  Eaton Corporation                  8,900          644,004
  General Electric Co.             646,100       23,582,650
  Hillenbrand Industries,
    Inc.                             2,500          138,850
  Honeywell International,
    Inc.                            51,600        1,827,156
  ITT Industries, Inc.               3,500          295,575
  Johnson Controls, Inc.             9,100          577,304
  SPX Corporation+++                 4,700          188,282
  Teleflex, Inc.                     2,100          109,074
  Textron, Inc.                      7,000          516,600
  Wesco Financial
    Corporation+++                     100           39,300
                                             --------------
                                                 28,174,251
                                             --------------
OTHER ENERGY -- 2.8%
  Anadarko Petroleum
    Corporation+++                 107,100        6,941,151
  Apache Corporation                19,682          995,319
  Arch Coal, Inc.+++                 2,000           71,080
  Burlington Resources, Inc.       110,700        4,815,450
  Chesapeake Energy
    CorporationP                    15,000          247,500
  Consol Energy, Inc.+++             2,400           98,520
  Cooper Cameron Corporation*        2,600          139,906
  Devon Energy Corporation          28,438        1,106,807
  Diamond Offshore Drilling,
    Inc.+++                          1,700           68,085
  Dynegy, Inc. Class A*+++          16,700           77,154
  El Paso Corporation               37,972          394,909
  ENSCO International, Inc.          4,000          126,960
  EOG Resources, Inc.+++             6,900          492,384
  Equitable Resources, Inc.          3,700          224,442
  FMC Technologies, Inc.*            6,500          209,300
  Kerr-McGee Corporation             7,875          455,096
  Massey Energy Co.+++               5,100          178,245
  National-Oilwell, Inc.*+++         1,800           63,522
  Newfield Exploration Co.*          1,700          100,385
  Noble Energy, Inc.                 3,800          234,308
  NRG Energy, Inc.*+++               4,600          165,830
  Patterson-UTI Energy, Inc.+++      1,300           25,285
  Peabody Energy Corporation         3,800          307,458
  Pioneer Natural Resources
    Co.                              7,900          277,290
  Pogo Producing Co.                 3,000          145,470
  Premcor, Inc.                      2,400          101,208
  Pride International, Inc.*+++      3,500           71,890
  Reliant Energy, Inc.*+++         283,273        3,866,676
  Rowan Cos., Inc.*                  3,100           80,290
  Sunoco, Inc.                       4,800          392,208
  Tesoro Corporation*+++            51,700        1,647,162
  Transocean, Inc.*+++             108,000        4,578,120
  Valero Energy Corporation         15,300          694,620
  Varco International, Inc.*         5,000          145,750
  Williams Cos., Inc.+++           630,300       10,267,587
                                             --------------
                                                 39,807,367
                                             --------------

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                 SHARES          VALUE
                               -----------   --------------
PRODUCER DURABLES -- 5.7%
  AGCO Corporation*+++               5,300   $      116,017
  Agilent Technologies, Inc.*        2,500           60,250
  Alliant Techsystems, Inc.*         1,000           65,380
  American Power Conversion
    Corporation                    218,100        4,667,340
  American Tower Corporation
    Class A*+++                     12,800          235,520
  AMETEK, Inc.                       1,200           42,804
  Andrew Corporation*+++             6,200           84,506
  Boeing Co. (The)                  77,900        4,032,883
  Briggs & Stratton
    Corporation+++                   1,200           49,896
  Caterpillar, Inc.                  5,000          487,550
  Centex Corporation                 3,800          226,404
  Crane Co.+++                       3,100           89,404
  Crown Castle International
    Corporation*                     5,600           93,184
  Cummins, Inc.+++                   2,600          217,854
  Deere & Co.                        8,800          654,720
  Diebold, Inc.                      4,300          239,639
  Dover Corporation                  2,300           96,462
  DR Horton, Inc.                    6,250          251,938
  Emerson Electric Co.             168,000       11,776,800
  Goodrich Corporation               7,700          251,328
  Grainger (W.W.), Inc.              4,200          279,804
  Hovnanian Enterprises, Inc.
    Class A*                           500           24,760
  Hubbell, Inc. Class B+++           3,600          188,280
  Illinois Tool Works, Inc.            900           83,412
  KB HOME                            2,200          229,680
  Lennar Corporation Class A        41,300        2,340,884
  Lockheed Martin Corporation       22,800        1,266,540
  MDC Holdings, Inc.                   700           60,508
  Mettler Toledo
    International, Inc.*+++          1,100           56,441
  Molex, Inc.                        1,400           42,000
  Northrop Grumman
    Corporation                    259,570       14,110,225
  Novellus Systems, Inc.*            2,600           72,514
  NVR, Inc.*+++                      2,500        1,923,500
  Pall Corporation                   6,800          196,860
  Parker Hannifin Corporation        7,100          537,754
  Pentair, Inc.                      6,200          270,072
  Pitney Bowes, Inc.                97,300        4,503,044
  Polycom, Inc.*+++                  2,100           48,972
  Pulte Homes, Inc.                  3,600          229,680
  Roper Industries, Inc.+++            300           18,231
  Ryland Group, Inc.+++              2,800          161,112
  Standard-Pacific
    Corporation+++                   2,300          147,522
  Steelcase, Inc. Class A+++         2,900           40,136
  Tektronix, Inc.                      700           21,147
  Thermo Electron
    Corporation*                    86,800        2,620,492
  Toll Brothers, Inc.*+++            1,600          109,776
  Tyco International, Ltd.+++      300,500       10,739,870

                                 SHARES          VALUE
                               -----------   --------------
  United Defense Industries,
    Inc.*+++                           500   $       23,625
  United Technologies
    Corporation                    140,150       14,484,502
  Xerox Corporation*+++             44,900          763,749
                                             --------------
                                                 79,334,971
                                             --------------
TECHNOLOGY -- 5.4%
  3Com Corporation*                 23,100           96,327
  ADC Telecommunications,
    Inc.*                           16,200           43,416
  Advanced Micro Devices,
    Inc.*+++                         9,700          213,594
  Affiliated Computer
    Services, Inc. Class A*+++       2,600          156,494
  Apple Computer, Inc.*             11,300          727,720
  Applera Corporation-Applied
    Biosystems Group                12,000          250,920
  Applied Micro Circuits
    Corporation*                    12,600           53,046
  Arrow Electronics, Inc.*           6,800          165,240
  Avnet, Inc.*                       7,100          129,504
  Avocent Corporation*+++              500           20,260
  AVX Corporation                    1,900           23,940
  BearingPoint, Inc.*+++             7,900           63,437
  BMC Software, Inc.*                9,500          176,700
  Cadence Design Systems,
    Inc.*+++                         7,100           98,051
  Ceridian Corporation*              3,200           58,496
  CIENA Corporation*+++             30,791          102,842
  Citrix Systems, Inc.*+++          16,600          407,198
  Computer Associates
    International, Inc.             87,200        2,708,432
  Computer Sciences
    Corporation*                    97,400        5,490,438
  Compuware Corporation*            22,800          147,516
  Comverse Technology, Inc.*+++      5,900          144,255
  Conexant Systems, Inc.*+++        12,300           24,477
  Corning, Inc.*                    12,800          150,656
  Electronic Data Systems
    Corporation                    422,100        9,750,510
  EMC Corporation*                  57,400          853,538
  Fairchild Semicoductor
    International, Inc.*             3,200           52,032
  Foundry Networks, Inc.*+++         3,200           42,112
  Freescale Semiconductor,
    Inc. Series B*                  36,768          675,061
  General Dynamics
    Corporation                     45,500        4,759,300
  Harris Corporation                 1,300           80,327
  Hewlett-Packard Co.              543,850       11,404,534
  Ingram Micro, Inc. Class
    A*+++                           68,900        1,433,120
  Intel Corporation                115,800        2,708,562
  International Business
    Machines Corporation            34,300        3,381,294
  International Rectifier
    Corporation*+++                    700           31,199
  Intersil Corporation Class
    A                                5,300           88,722

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                               -----------   --------------
  L-3 Communications
    Holdings, Inc.                   2,800   $      205,072
  LSI Logic Corporation*+++         12,400           67,952
  Lucent Technologies, Inc.*+++    257,400          967,824
  Maxtor Corporation*+++             8,500           45,050
  McAfee, Inc.*+++                  87,800        2,540,054
  Micron Technology, Inc.*          18,200          224,770
  Microsoft Corporation            426,500       11,391,815
  Motorola, Inc.                   284,300        4,889,960
  NCR Corporation*                   1,200           83,076
  Oracle Corporation*              106,500        1,461,180
  PeopleSoft, Inc.*+++              16,900          447,512
  PerkinElmer, Inc.                  3,700           83,213
  QLogic Corporation*+++             1,200           44,076
  Raytheon Co.                      83,500        3,242,305
  Reynolds & Reynolds Co.
    (The) Class A+++                   300            7,953
  Rockwell Automation, Inc.          4,300          213,065
  Sandisk Corporation*+++            2,000           49,940
  Sanmina-SCI Corporation*          15,176          128,541
  Scientific-Atlanta, Inc.           9,100          300,391
  Seagate Technology, Inc.*+         4,600                0
  Siebel Systems, Inc.*              5,900           61,950
  Storage Technology
    Corporation*                     5,300          167,533
  Sun Microsystems, Inc.*          199,500        1,073,310
  Sybase, Inc.*                      5,700          113,715
  Tellabs, Inc.*                    18,166          156,046
  TIBCO Software, Inc.*+++           3,500           46,690
  Unisys Corporation*               18,700          190,366
  UTStarcom, Inc.*+++                1,300           28,795
  Vishay Intertechnology,
    Inc.*                            7,000          105,140
  Western Digital
    Corporation*                     8,900           96,476
                                             --------------
                                                 75,147,040
                                             --------------
UTILITIES -- 10.3%
  AES Corporation (The)*            92,200        1,260,374
  AGL Resources, Inc.                3,800          126,312
  Allegheny Energy, Inc.*+++         6,100          120,231
  Allete, Inc.+++                    1,733           63,687
  Alliant Energy Corporation+++     54,100        1,547,260
  Alltel Corporation                18,600        1,092,936
  Ameren Corporation+++             11,000          551,540
  American Electric Power
    Co., Inc.+++                   266,600        9,155,044
  Aqua America, Inc.+++              5,525          135,860
  AT&T Corporation                 541,060       10,312,604
  BellSouth Corporation            112,800        3,134,712
  Cablevision Systems
    Corporation Class A*             1,375           34,238
  Centerpoint Energy, Inc.+++       16,800          189,840
  CenturyTel, Inc.+++               20,000          709,400
  Cinergy Corporation               10,700          445,441
  Citizens Communications Co.       19,100          263,389
  Comcast Corporation Class
    A*                             419,663       13,966,385
  Consolidated Edison, Inc.+++      14,300          625,625

                                 SHARES          VALUE
                               -----------   --------------
  Constellation Energy Group,
    Inc.                            10,000   $      437,100
  Dominion Resources, Inc.+++       20,419        1,383,183
  DPL, Inc.+++                       7,500          188,325
  DTE Energy Co.                    11,400          491,682
  Duke Energy Corporation          236,500        5,990,545
  Edison International              19,300          618,179
  Energy East Corporation+++         8,700          232,116
  Entergy Corporation              184,200       12,450,078
  Exelon Corporation+++            189,274        8,341,305
  FirstEnergy Corporation           21,012          830,184
  FPL Group, Inc.                   11,400          852,150
  Great Plains Energy, Inc.+++       4,100          124,148
  Hawaiian Electric
    Industries+++                    4,800          139,920
  KeySpan Corporation+++            95,700        3,775,365
  Kinder Morgan, Inc.                5,200          380,276
  MCI, Inc.*                        71,500        1,441,440
  MDU Resources Group, Inc.         47,750        1,273,970
  National Fuel Gas Co.+++           4,300          121,862
  NiSource, Inc.                    59,700        1,359,966
  Northeast Utilities                7,600          143,260
  NSTAR                              3,100          168,268
  NTL, Inc.*+++                      4,400          321,024
  OGE Energy Corporation             5,200          137,852
  Oneok, Inc.                       51,900        1,474,998
  Pepco Holdings, Inc.+++           53,998        1,151,237
  PG&E Corporation*                 23,800          792,064
  Pinnacle West Capital
    Corporation                      5,400          239,814
  PPL Corporation                  136,000        7,246,080
  Progress Energy, Inc.+++          14,600          660,504
  Progress Energy, Inc.
    Contingent Value
    Obligation*+                     3,100            1,209
  Public Service Enterprise
    Group, Inc.+++                  15,200          786,904
  Puget Energy, Inc.                 5,900          145,730
  Questar Corporation                5,000          254,800
  Qwest Communications
    International, Inc.*            87,700          389,388
  SBC Communications, Inc.         202,400        5,215,848
  SCANA Corporation+++               6,600          260,040
  Sempra Energy                     91,000        3,337,880
  Southern Co. (The)                46,000        1,541,920
  Sprint Corporation                68,600        1,704,710
  TECO Energy, Inc.+++              11,200          171,808
  Telephone & Data Systems,
    Inc.                             1,700          130,815
  TXU Corporation+++                79,600        5,138,976
  UGI Corporation                    3,000          122,730
  UnitedGlobalCom, Inc. Class
    A*+++                            5,700           55,062
  US Cellular Corporation*             500           22,380
  Vectren Corporation                4,500          120,600
  Verizon Communications,
    Inc.                           676,624       27,410,037
  Westar Energy, Inc.               43,400          992,558

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                 SHARES          VALUE
                               -----------   --------------
  Western Gas Resources, Inc.        3,200   $       93,600
  Wisconsin Energy
    Corporation                      7,000          235,970
  WPS Resources CorporationP         2,200          109,912
  Xcel Energy, Inc.+++              23,640          430,248
                                             --------------
                                                145,174,898
                                             --------------
TOTAL COMMON STOCK
  (Cost $1,086,926,909)                       1,346,553,695
                                             --------------
SHORT-TERM INVESTMENTS -- 13.4%
  AB Funds Trust -- Money
    Market Fund (GS4
    Class)(inf)                 53,693,904       53,693,904
  Northern Institutional
    Liquid Assets
    Portfoliosec.              134,569,077      134,569,077
                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $188,262,981)                           188,262,981
                                             --------------

                                   PAR
                                ----------
U.S. TREASURY OBLIGATIONS -- 0.3%
  U.S. Treasury Bills
    2.14%, 03/24/05++++         $4,075,000        4,055,530
    2.17%, 03/24/05++++            775,000          771,297
                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $4,826,307)                               4,826,827
                                             --------------
TOTAL INVESTMENTS -- 109.7%
  (Cost $1,280,016,197)                       1,539,643,503
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (9.7%)                       (135,620,246)
                                             --------------
NET ASSETS -- 100.0%                         $1,404,023,257
                                             ==============

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Auto & Transportation                              3.5%
Consumer Discretionary                            10.6%
Consumer Staples                                   3.7%
Financial Services                                31.5%
Futures Contracts                                  3.1%
Healthcare                                         6.5%
Integrated Oils                                    9.1%
Materials & Processing                             4.9%
Other                                              2.0%
Other Energy                                       2.8%
Producer Durables                                  5.7%
Short-Term Investments                            13.4%
Technology                                         5.4%
U.S. Treasury Obligations                          0.3%
Utilities                                         10.3%
                                                -------
                                                 112.8%
                                                =======

---------------
+ Based on net assets.

                       See Notes to Financial Statements.

GROWTH EQUITY FUND

During the fourth quarter, large-cap growth stocks once again underperformed large-cap value stocks as the Russell 1000(R) Growth Index underperformed its value counterpart, the Russell 1000(R) Value Index, by 1.21 percentage points for the quarter and 10.19 percentage points for the year. All sectors of the Russell 1000(R) Growth Index delivered positive returns during the quarter. The utilities and technology sectors were the best performers, while the integrated oils and "other energy' sectors posted the weakest index performance.

The fund is comprised of domestic, large-cap growth oriented stocks. The fund outperformed its benchmark, the Russell 1000(R) Growth Index, during the fourth quarter. Security selection in the consumer discretionary and financial services sectors benefited benchmark-relative performance. Some of the fund's better performing holdings included eBay (5.39%), Starbucks (3.55%) and Dell (3.88%), while positions in Medtronic (2.01%), Pfizer (0.09%) and Countrywide Financial (0.89%) detracted from overall fund performance. At the sub-adviser level, three of the four managers generated excess returns relative to the benchmark during the period. Sands Capital Management delivered the strongest benchmark-relative returns as a result of its security selection in the consumer discretionary and financial services sectors.

GROWTH EQUITY FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
--------------------------------------------------------------------------------

                                   GS2 CLASS*    GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                   ----------    ----------    ----------    -----------    ----------    ---------------------
  One Year                           12.34%        12.23%        12.00%         6.30%           N/A                 N/A
  Since Inception                     0.86%         0.74%         0.50%        (0.68%)        5.94%               5.88%
  Inception Date                   08/27/01      08/27/01      08/27/01      08/27/01       11/08/04           11/08/04

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.absbc.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS4 CLASS                RUSSELL 1000(R) GROWTH INDEX**
                                                                         ---------                ------------------------------
Aug 27 2001                                                                10000                              10000
Aug 2001                                                                    9492                               9481
Sep 2001                                                                    8506                               8535
Oct 2001                                                                    8945                               8982
Nov 2001                                                                    9837                               9845
Dec 2001                                                                    9812                               9827
Jan 2002                                                                    9642                               9653
Feb 2002                                                                    9266                               9253
Mar 2002                                                                    9642                               9573
Apr 2002                                                                    8858                               8791
May 2002                                                                    8619                               8579
Jun 2002                                                                    7954                               7785
Jul 2002                                                                    7345                               7357
Aug 2002                                                                    7351                               7379
Sep 2002                                                                    6566                               6614
Oct 2002                                                                    7207                               7220
Nov 2002                                                                    7646                               7612
Dec 2002                                                                    7050                               7087
Jan 2003                                                                    6874                               6915
Feb 2003                                                                    6861                               6883
Mar 2003                                                                    7043                               7011
Apr 2003                                                                    7577                               7529
May 2003                                                                    7966                               7905
Jun 2003                                                                    8060                               8014
Jul 2003                                                                    8286                               8214
Aug 2003                                                                    8506                               8418
Sep 2003                                                                    8336                               8328
Oct 2003                                                                    8864                               8795
Nov 2003                                                                    8845                               8888
Dec 2003                                                                    9134                               9195
Jan 2004                                                                    9272                               9383
Feb 2004                                                                    9353                               9442
Mar 2004                                                                    9309                               9267
Apr 2004                                                                    9247                               9159
May 2004                                                                    9460                               9330
Jun 2004                                                                    9630                               9447
Jul 2004                                                                    9065                               8913
Aug 2004                                                                    9052                               8869
Sep 2004                                                                    9278                               8953
Oct 2004                                                                    9341                               9093
Nov 2004                                                                    9843                               9405
Dec 2004                                                                   10251                               9774

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 1000(R) Growth Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Russell 1000(R) Growth Index is a large-cap index consisting of those Russell 1000(R) Index securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings-ratios, lower dividend yields and higher forecasted growth values than the value universe.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004                SHARES          VALUE
-----------------              -----------   --------------
COMMON STOCK -- 96.8%
AUTO & TRANSPORTATION -- 3.0%
  FedEx Corporation                191,810   $   18,891,367
  Harley-Davidson, Inc.+++         229,775       13,958,831
  United Parcel Service, Inc.
    Class B                        141,300       12,075,498
                                             --------------
                                                 44,925,696
                                             --------------
CONSUMER DISCRETIONARY -- 28.7%
  Amazon.com, Inc.*+++             494,300       21,892,547
  Apollo Group, Inc. Class A*      409,500       33,050,745
  Avon Products, Inc.              150,000        5,805,000
  Bed Bath & Beyond, Inc.*         270,173       10,760,991
  Coach, Inc.*                      85,000        4,794,000
  Comcast Corporation Class
    A*                             175,000        5,747,000
  eBay, Inc.*+++                   665,684       77,405,737
  Electronic Arts, Inc.*           409,653       25,267,397
  Getty Images, Inc.*+++            36,046        2,481,767
  Gillette Co. (The)               192,600        8,624,628
  Google, Inc.*+++                  61,000       11,779,100
  Kohl's Corporation*              140,600        6,913,302
  Lowe's Cos., Inc.                496,507       28,593,838
  Nike, Inc. Class B               212,461       19,268,088
  Penney (JC) Co., Inc.            220,000        9,108,000
  Pixar, Inc.*+++                  142,800       12,225,108
  Scripps Co. (E.W.) Class A       150,000        7,242,000
  Starbucks Corporation*           818,601       51,047,958
  Target Corporation               229,509       11,918,402
  Tiffany & Co.                     59,917        1,915,546
  Univision Communications,
    Inc. Class A*                  153,000        4,478,310
  Wal-Mart Stores, Inc.            228,300       12,058,806
  XM Satellite Radio
    Holdings, Inc. Class A*+++     415,305       15,623,774
  Yahoo!, Inc.*                  1,095,400       41,274,672
  Yum! Brands, Inc.+++              80,722        3,808,464
                                             --------------
                                                433,085,180
                                             --------------
CONSUMER STAPLES -- 4.8%
  CVS Corporation                   80,771        3,640,349
  PepsiCo, Inc.                    251,613       13,134,199
  Procter & Gamble Co.             430,668       23,721,193
  Walgreen Co.                     613,100       23,524,647
  Wrigley (W.M.), Jr. Co.          125,000        8,648,750
                                             --------------
                                                 72,669,138
                                             --------------
FINANCIAL SERVICES -- 12.7%
  AFLAC, Inc.                      203,800        8,119,392
  American International
    Group, Inc.                     77,400        5,082,858
  Capital One Financial
    Corporation                    209,100       17,608,311
  Chicago Mercantile
    Exchange+++                     23,246        5,316,360
  Citigroup, Inc.                  440,333       21,215,244
  Commerce Bancorp, Inc.+++        117,640        7,576,016
  Countrywide Financial
    Corporation                    347,098       12,846,097

                                 SHARES          VALUE
                               -----------   --------------
  Franklin Resources, Inc.         150,200   $   10,461,430
  Golden West Financial
    Corporation                     70,000        4,299,400
  Goldman Sachs Group, Inc.         64,045        6,663,242
  Merrill Lynch & Co., Inc.        337,981       20,201,124
  MetLife, Inc.                    110,000        4,456,100
  Moody's Corporation+++            96,600        8,389,710
  Progressive Corporation
    (The)                          334,595       28,387,040
  SLM Corporation                  334,330       17,849,879
  UCBH Holdings, Inc.+++            34,194        1,566,769
  Willis Group Holdings,
    Ltd.+++                        110,000        4,528,700
  Zions Bancorporation             113,000        7,687,390
                                             --------------
                                                192,255,062
                                             --------------
HEALTHCARE -- 19.7%
  Abbott Laboratories              269,900       12,590,835
  Aetna, Inc.                       55,070        6,869,983
  Allergan, Inc.                   113,600        9,209,552
  Amgen, Inc.*                     459,200       29,457,680
  Biogen Idec, Inc.*               135,000        8,992,350
  Boston Scientific
    Corporation*                   136,519        4,853,250
  Cardinal Health, Inc.+++          20,090        1,168,234
  Genentech, Inc.*               1,097,701       59,758,841
  Genzyme Corporation*+++          160,600        9,326,042
  Gilead Sciences, Inc.*           205,100        7,176,449
  IVAX Corporation*                200,000        3,164,000
  Johnson & Johnson                200,000       12,684,000
  Medtronic, Inc.                  582,809       28,948,123
  Novartis AG ADR                  109,500        5,534,130
  PacifiCare Health Systems,
    Inc.*+++                        27,265        1,541,018
  Patterson Cos., Inc.*            120,000        5,206,800
  Pfizer, Inc.                     523,591       14,079,362
  Quest Diagnostics, Inc.+++        60,685        5,798,452
  St. Jude Medical, Inc.*          180,728        7,577,925
  Stryker Corporation              149,600        7,218,200
  Teva Pharmaceutical
    Industries, Ltd. ADR+++        390,200       11,651,372
  UnitedHealth Group, Inc.         410,790       36,161,843
  WellPoint, Inc.*                  16,605        1,909,575
  Wright Medical Group,
    Inc.*+++                        18,071          515,024
  Zimmer Holdings, Inc.*            79,839        6,396,701
                                             --------------
                                                297,789,741
                                             --------------
INTEGRATED OILS -- 0.3%
  ExxonMobil Corporation            88,500        4,536,510
                                             --------------
MATERIALS & PROCESSING -- 0.2%
  Monsanto Co.                      42,238        2,346,321
  United States Steel
    Corporation+++                   8,681          444,901
                                             --------------
                                                  2,791,222
                                             --------------
OTHER -- 2.6%
  Brunswick Corporation+++          15,617          773,042
  General Electric Co.           1,036,138       37,819,037
                                             --------------
                                                 38,592,079
                                             --------------

                       See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                 SHARES          VALUE
                               -----------   --------------
OTHER ENERGY -- 1.1%
  Noble Corporation*                95,000   $    4,725,300
  Schlumberger, Ltd.                97,000        6,494,150
  Smith International, Inc.*+++     85,000        4,624,850
                                             --------------
                                                 15,844,300
                                             --------------
PRODUCER DURABLES -- 4.3%
  Applied Materials, Inc.*         415,380        7,102,998
  Caterpillar, Inc.                130,987       12,772,542
  Danaher Corporation               75,000        4,305,750
  KB HOME+++                        28,757        3,002,231
  Lennar Corporation Class A       124,406        7,051,332
  Lockheed Martin
    Corporation+++                  39,337        2,185,170
  MDC Holdings, Inc.+++             46,568        4,025,338
  Tyco International, Ltd.+++      569,912       20,368,655
  United Technologies
    Corporation                     42,500        4,392,375
                                             --------------
                                                 65,206,391
                                             --------------
TECHNOLOGY -- 19.1%
  Apple Computer, Inc.*             75,000        4,830,000
  Broadcom Corporation Class
    A*                             140,000        4,519,200
  Cisco Systems, Inc.*             973,300       18,784,690
  Dell, Inc.*                    1,307,622       55,103,191
  Freescale Semiconductor,
    Inc. Series B*                  20,699          380,034
  General Dynamics
    Corporation                     51,827        5,421,104
  Intel Corporation                181,800        4,252,302
  Juniper Networks, Inc.*          330,000        8,972,700
  Marvell Technology Group,
    Ltd.*+++                       243,700        8,644,039
  Maxim Integrated Products,
    Inc.                           355,900       15,086,601
  Microsoft Corporation            808,369       21,591,536
  Motorola, Inc.                   612,468       10,534,450
  NCR Corporation*+++               81,400        5,635,322
  Network Appliance, Inc.*+++      768,200       25,519,604
  Oracle Corporation*              713,600        9,790,592
  Qualcomm, Inc.                 1,245,801       52,821,962
  Red Hat, Inc.*+++                324,600        4,333,410
  Seagate Technology, Inc.*+         5,600                0
  Symantec Corporation*            584,800       15,064,448
  Telefonaktiebolaget LM
    Ericsson ADR*+++               112,165        3,532,076
  Xilinx, Inc.                     434,600       12,885,890
                                             --------------
                                                287,703,151
                                             --------------
UTILITIES -- 0.3%
  Verizon Communications,
    Inc.                           106,628        4,319,500
                                             --------------
TOTAL COMMON STOCK
  (Cost $1,166,748,014)                       1,459,717,970
                                             --------------

                                 SHARES          VALUE
                               -----------   --------------
SHORT-TERM INVESTMENTS -- 13.5%
  AB Funds Trust -- Money
    Market Fund (GS4
    Class)(inf)                 48,648,354   $   48,648,354
  Northern Institutional
    Liquid Assets Portfolio
    sec.                       155,455,085      155,455,085
                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $204,103,439)                           204,103,439
                                             --------------
                                   PAR
                               -----------
U.S. TREASURY OBLIGATION -- 0.3%
  U.S. Treasury Bill
    2.14%, 03/24/05++++
    (Cost $4,791,530)          $ 4,815,000        4,791,994
                                             --------------
                                 SHARES
                               -----------
WARRANTS -- 0.0%
CONSUMER DISCRETIONARY
  Lucent Technologies, Inc.,
    Wts. Expires 12/10/07*
    (Cost $12,082)                   7,745           12,237
                                             --------------
TOTAL INVESTMENTS -- 110.6%
  (Cost $1,375,655,065)                       1,668,625,640

LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (10.6%)                      (159,615,501)
                                             --------------
NET ASSETS -- 100.0%                         $1,509,010,139
                                             ==============

PORTFOLIO SUMMARY (UNAUDITED)+

                                                 VALUE(%)
                                                 --------
Auto & Transportation                               3.0%
Consumer Discretionary                             28.7%
Consumer Staples                                    4.8%
Financial Services                                 12.7%
Futures Contracts                                   2.5%
Healthcare                                         19.7%
Integrated Oils                                     0.3%
Materials & Processing                              0.2%
Other                                               2.6%
Other Energy                                        1.1%
Producer Durables                                   4.3%
Short-Term Investments                             13.5%
Technology                                         19.1%
U.S. Treasury Obligations                           0.3%
Utilities                                           0.3%
Warrants                                            0.0%*
                                                  ------
                                                  113.1%
                                                  ======

---------------
+ Based on net assets.

* Rounds to less than 0.1%.

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND

Small-cap stocks outperformed large-cap stocks for the sixth consecutive year in 2004 as the Russell 2000(R) Index returned 14.09% for the quarter and 18.33% for the year, while its large-cap counterpart, the Russell 1000(R) Index, returned 9.80% for the quarter and 11.40% for the year. Growth stocks outpaced value stocks in the small capitalization tier during the quarter as the Russell 2000(R) Growth Index outperformed the Russell 2000(R) Value Index by 1.88 percentage points. All sectors within the Russell 2000(R) Index delivered positive returns for the quarter. The autos & transportation and technology sectors were the best performers, while the integrated oils sector posted the weakest index performance.

The fund is comprised of domestic, small-cap stocks with both value and growth style orientations. The fund underperformed its benchmark, the Russell 2000(R) Index, during the fourth quarter. Security selection within the utilities and materials & processing sectors detracted from benchmark-relative performance. Holdings that negatively impacted fund performance during the quarter were Lin TV Corp. (0.01%), InFocus Corp. (0.01%) and Indy Mac Bancorp. (0.07%), while outperforming holdings included Macromedia (0.51%), DaVita (0.98%) and Resources Connection (0.76%). At the sub-adviser level, TimesSquare delivered the strongest benchmark-relative returns and was rewarded for its security selection in the consumer discretionary sector.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

SMALL CAP EQUITY FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
--------------------------------------------------------------------------------

                                   GS2 CLASS*    GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                   ----------    ----------    ----------    -----------    ----------    ---------------------
  One Year                           15.04%        14.89%        14.66%        18.33%          N/A                 N/A
  Since Inception                    8.78%         8.59%         8.36%         10.92%         7.77%               7.54%
  Inception Date                    08/27/01      08/27/01      08/27/01      08/27/01       11/08/04           11/08/04

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.absbc.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS4 CLASS                   RUSSELL 2000(R) INDEX**
                                                                         ---------                   -----------------------
Aug 27 2001                                                                10000                              10000
Aug 2001                                                                    9770                               9748
Sep 2001                                                                    8317                               8436
Oct 2001                                                                    8845                               8929
Nov 2001                                                                    9541                               9621
Dec 2001                                                                   10084                              10214
Jan 2002                                                                   10000                              10108
Feb 2002                                                                    9656                               9831
Mar 2002                                                                   10543                              10621
Apr 2002                                                                   10497                              10718
May 2002                                                                   10122                              10242
Jun 2002                                                                    9587                               9734
Jul 2002                                                                    8125                               8264
Aug 2002                                                                    8148                               8243
Sep 2002                                                                    7445                               7651
Oct 2002                                                                    7682                               7896
Nov 2002                                                                    8363                               8601
Dec 2002                                                                    7842                               8122
Jan 2003                                                                    7636                               7897
Feb 2003                                                                    7429                               7659
Mar 2003                                                                    7506                               7757
Apr 2003                                                                    8233                               8493
May 2003                                                                    9021                               9404
Jun 2003                                                                    9220                               9574
Jul 2003                                                                    9663                              10173
Aug 2003                                                                   10168                              10640
Sep 2003                                                                    9923                              10443
Oct 2003                                                                   10773                              11320
Nov 2003                                                                   11125                              11722
Dec 2003                                                                   11469                              11960
Jan 2004                                                                   11867                              12480
Feb 2004                                                                   11951                              12591
Mar 2004                                                                   11974                              12709
Apr 2004                                                                   11484                              12061
May 2004                                                                   11630                              12253
Jun 2004                                                                   12020                              12769
Jul 2004                                                                   11316                              11909
Aug 2004                                                                   11209                              11848
Sep 2004                                                                   11660                              12404
Oct 2004                                                                   11867                              12648
Nov 2004                                                                   12762                              13745
Dec 2004                                                                   13177                              14152

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 2000(R) Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Russell 2000(R) Index is a small-cap equity index comprised of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004                 SHARES          VALUE
-----------------               -----------   -------------
COMMON STOCK -- 72.5%
AUTO & TRANSPORTATION -- 3.5%
  AAR Corporation*                    2,300   $      31,326
  Aftermarket Technology                400           6,440
    Corporation*
  Alaska Air Group, Inc.*+++          2,500          83,725
  Alexander & Baldwin, Inc.           3,600         152,712
  America West Holdings               2,600          17,108
    Corporation Class B*+++
  Arctic Cat, Inc.                    1,000          26,520
  Arkansas Best Corporation          15,300         686,817
  ArvinMeritor, Inc.+++               5,900         131,983
  Autoliv, Inc.                      37,400       1,806,420
  Aviall, Inc.*                      30,000         689,100
  Bandag, Inc.                        1,000          49,810
  Coachmen Industries, Inc.           1,200          20,832
  Collins & Aikman                    3,200          13,952
    Corporation*+++
  Commercial Vehicle Group,             400           8,732
    Inc.*
  Continental Airlines, Inc.          5,600          75,824
    Class B*+++
  Cooper Tire & Rubber Co.+++         5,600         120,680
  Covenant Transport, Inc.              700          14,574
    Class A*
  Dana Corporation                   23,700         410,721
  Delta Air Lines, Inc.*+++           9,200          68,816
  Dura Automotive Systems,           26,300         284,829
    Inc. Class A*
  ExpressJet Holdings,               78,100       1,005,928
    Inc.*+++
  Florida East Coast                  1,700          76,670
    Industries, Inc.
  FLYi, Inc.*+++                      3,800           6,726
  Frontier Airlines, Inc.*+++         1,900          21,679
  General Maritime                   28,600       1,142,570
    Corporation*
  Genesee & Wyoming, Inc.            15,600         438,828
    Class A*
  Gentex Corporation+++              10,700         396,114
  Goodyear Tire & Rubber Co.         12,900         189,114
    (The)*+++
  Greenbrier Cos., Inc.+++              500          16,925
  Gulfmark Offshore, Inc.*+++           600          13,362
  Hayes Lemmerz International,        3,200          28,256
    Inc.*
  Heartland Express, Inc.               350           7,865
  Hub Group, Inc.*+++                   200          10,444
  Kansas City Southern*+++            2,600          46,098
  Kirby Corporation*                    900          39,942
  Laidlaw International, Inc.*        8,800         188,320
  Landstar Systems, Inc.*               200          14,728
  Marten Transport, Ltd.*               700          15,911
  Mesa Air Group, Inc.*+++              300           2,382
  Modine Manufacturing Co.            2,000          67,540
  Northwest Airlines                  6,400          69,952
    Corporation*+++
  Offshore Logistics, Inc.*          20,100         652,647
  Old Dominion Freight Line,         23,675         823,890
    Inc.*
  Overnite Corporation               18,500         688,940
  Overseas Shipholding Group,         2,300         126,960
    Inc.
  P.A.M. Transportation              17,600         330,000
    Services, Inc.*+++
  Pacer International, Inc.*         37,900         805,754
  Polaris Industries, Inc.+++        16,200       1,101,924
  Quality Distribution, Inc.*           300           2,532
  Quixote Corporation+++                100           2,033
  RailAmerica, Inc.*                  2,500          32,625
  Republic Airways Holdings,            300           3,981
    Inc.*
  Sauer-Danfoss, Inc.                   700          15,267
  SCS Transportation, Inc.*             450          10,517
  Seabulk International, Inc.*          500           6,055
  Skywest, Inc.                       3,500          70,210
  Standard Motor Products,            1,100          17,380
    Inc.
  Stoneridge, Inc.*                   1,300          19,669
  Strattec Security                     200          12,524
    Corporation*
  Superior Industries                 1,900          55,195
    International, Inc.+++
  Swift Transportation Co.,           3,000          64,440
    Inc.*+++
  TBC Corporation*                    1,700          47,260
  Teekay Shipping Corporation        32,400       1,364,364
  Tenneco Automotive, Inc.*+++        3,500          60,340
  Tower Automotive, Inc.*+++          4,900          11,711
  U.S. Xpress Enterprises,              300           8,790
    Inc. Class A*
  USF Corporation+++                  2,300          87,285
  UTI Worldwide, Inc.+++             28,200       1,918,163
  Visteon Corporation+++             11,000         107,470
  Wabash National                     1,100          29,623
    Corporation*+++
  Werner Enterprises, Inc.            2,500          56,600
                                              -------------

                                                 17,034,424
                                              -------------

                                  SHARES          VALUE
                                -----------   -------------
CONSUMER
  DISCRETIONARY -- 14.8%
  4Kids Entertainment,                1,100   $      23,122
    Inc.*+++
  Aaron Rents, Inc.+++               26,450         661,250
  ABM Industries, Inc.                3,200          63,104
  Action Performance                  1,300          14,287
    Companies, Inc.+++
  Activision, Inc.*                  67,050       1,353,069
  Advance Auto Parts, Inc.*          22,500         982,800
  Advanced Marketing Services,        1,100          11,066
    Inc.
  Advisory Board Co. (The)*+++       13,600         501,568
  Advo, Inc.                            450          16,043
  Aeropostale, Inc.*                 48,350       1,422,941
  Alderwoods Group, Inc.*             3,400          38,692
  Alloy, Inc.*+++                     2,700          21,789
  Amerco, Inc.*                         500          22,990
  American Eagle Outfitters,         15,600         734,760
    Inc.+++

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES          VALUE
                                -----------   -------------
  American Greetings                  5,400   $     136,890
    Corporation Class A

                                  SHARES          VALUE
                                -----------   -------------
  American Woodmark                     800   $      34,944
    Corporation
  Angelica Corporation                  800          21,640
  Applica, Inc.*+++                   1,900          11,495
  aQuantive, Inc.*+++                51,800         463,092
  Arbinet-theexchange, Inc.*          2,500          62,125
  Arbitron, Inc.*                    16,500         646,470
  Asbury Automotive Group,              900          12,402
    Inc.*
  Ask Jeeves, Inc.*+++               16,900         452,075
  Atari, Inc.*+++                       600           1,758
  Banta Corporation                     400          17,904
  Bassett Furniture                     900          17,663
    Industries, Inc.
  BJ's Wholesale Club,               20,800         605,904
    Inc.*+++
  Blair Corporation                     700          24,962
  Blue Nile, Inc.*+++                   200           5,524
  Blyth, Inc.                         1,900          56,164
  Bob Evans Farms, Inc.               3,000          78,420
  Bombay Co., Inc. (The)*+++          1,400           7,742
  Bon-Ton Stores, Inc.+++               200           3,150
  Bowne & Co., Inc.                   1,500          24,390
  Brightpoint, Inc.*                 40,200         785,508
  Brink's Co. (The)                  15,400         608,608
  Brown Shoe Co., Inc.                1,500          44,745
  Buckle, Inc. (The)                    600          17,700
  Build-A-Bear-Workshop,              7,800         274,170
    Inc.*+++
  Burlington Coat Factory             1,600          36,320
    Warehouse Corporation
  California Pizza Kitchen,             400           9,200
    Inc.*+++
  Callaway Golf Co.+++                5,700          76,950
  Carmike Cinemas, Inc.              20,200         737,300
  Catalina Marketing                  1,400          41,482
    Corporation+++
  Cato Corporation Class A            1,700          48,994
  CBRL Group, Inc.                    3,500         146,475
  CDI Corporation                       100           2,138
  CEC Entertainment, Inc.*           22,950         917,312
  Celebrate Express, Inc.*            3,650          69,350
  Central Garden & Pet Co.*          21,000         876,540
  Central Parking                     1,600          24,240
    Corporation+++
  Century Business Services,          5,300          23,108
    Inc.*
  Charles River Associates,          10,000         467,700
    Inc.*+++
  Charming Shoppes, Inc.*             9,800          91,826
  Charter Communications, Inc.       23,200          51,968
    Class A*+++
  Chemed Corporation                  1,000          67,110
  Cherokee, Inc.                        200           7,056
  Children's Place Retail             1,600          59,248
    Stores, Inc.*
  Clark, Inc.*                        1,200          18,624
  CNET Networks, Inc.*               29,400         330,162
  Cogent, Inc.*+++                    2,500          82,500
  Conn's, Inc.*+++                      100           1,682
  Consolidated Graphics, Inc.*          300          13,770
  Corinthian Colleges,               33,600         633,192
    Inc.*+++
  Cornell Cos., Inc.*                 1,100          16,698
  Corporate Executive Board          28,700       1,921,178
    Co.+++
  Corrections Corporation of          1,400          56,630
    America*
  Cost Plus, Inc.*+++                 9,100         292,383
  CoStar Group, Inc.*+++             14,550         671,919
  Courier Corporation+++                350          18,172
  Cross Country Healthcare,           1,700          30,736
    Inc.*+++
  Crown Media Holdings, Inc.            500           4,300
    Class A*+++
  CSK Auto Corporation*                 500           8,370
  CSS Industries, Inc.                  600          19,056
  Ctrip.Com International,            9,200         423,384
    Ltd. ADR*+++
  Cumulus Media, Inc. Class A*       13,400         202,072
  Darden Restaurants, Inc.           55,100       1,528,474
  Dave & Buster's, Inc.*+++             900          18,180
  Deb Shops, Inc.                       400          10,016
  Department 56, Inc.*+++             1,100          18,315
  Dollar Thrifty Automotive          28,600         863,720
    Group, Inc.*
  Domino's Pizza, Inc.                1,000          17,800
  DoubleClick, Inc.*+++               2,300          17,894
  Dover Motorsports, Inc.             1,300           7,449
  Dress Barn, Inc.*+++                  900          15,840
  EarthLink, Inc.*+++               104,200       1,200,384
  Educate, Inc.*                     35,000         463,400
  Education Management              102,200       3,373,621
    Corporation*
  Electronics Boutique               19,000         815,860
    Holdings Corporation*+++
  Emmis Communications                2,200          42,218
    Corporation Class A*
  Entercom Communications            21,200         760,868
    Corporation*
  Entravision Communications          1,900          15,865
    Corporation Class A*
  Ethan Allen Interiors,              1,500          60,030
    Inc.+++
  Exponent, Inc.*                       500          13,745
  Finish Line, Inc. (The)               300           5,490
    Class A
  Fisher Communications,                100           4,888
    Inc.*+++
  Forrester Research, Inc.*             200           3,588
  Fossil, Inc.*                      12,000         307,680
  FTI Consulting, Inc.*+++            3,000          63,210
  Furniture Brands                    3,600          90,180
    International, Inc.+++
  G & K Services, Inc. Class A        1,500          65,130

                       See Notes to Financial Statements.

                                  SHARES          VALUE
                                -----------   -------------
  GameStop Corporation Class          2,500   $      56,025
    B*

                                  SHARES          VALUE
                                -----------   -------------
  Gaylord Entertainment Co.*         21,800   $     905,354
  Genesco, Inc.*+++                   1,100          34,254
  Geo Group, Inc. (The)*                700          18,606
  Getty Images, Inc.*+++             29,300       2,017,305
  Goody's Family Clothing,            1,500          13,710
    Inc.
  Gray Television, Inc.               3,800          58,900
  Greenfield Online, Inc.*           40,300         886,197
  Group 1 Automotive, Inc.*           1,600          50,400
  Guitar Center, Inc.*                8,300         437,327
  Gymboree Corporation*+++              400           5,128
  Hancock Fabrics, Inc.+++            1,600          16,592
  Handleman Co.+++                   47,000       1,009,560
  Hartmarx Corporation*               1,900          14,763
  Haverty Furniture Cos., Inc.        1,600          29,600
  Helen of Troy, Ltd.*+++            12,250         411,723
  Herbalife, Ltd.*+++                30,900         502,125
  Hibbett Sporting Goods,             5,400         143,694
    Inc.*
  Hiedrick & Struggles               25,600         877,312
    International, Inc.*
  Hollinger International,            1,600          25,088
    Inc.+++
  Hollywood Entertainment             3,000          39,270
    Corporation*
  Hooker Furniture Corporation          400           9,080
  Hudson Highland Group,                200           5,760
    Inc.*+++
  IHOP Corporation+++                 1,700          71,213
  Infospace, Inc.*+++                 6,000         285,300
  Insight Communications Co.,         1,900          17,613
    Inc.*
  Insight Enterprises, Inc.*          2,900          59,508
  Insurance Auto Auctions,              700          15,694
    Inc.*
  Interchange Corporation*+++           100           1,814
  Internap Network Services           6,800           6,324
    Corporation*
  Jack in the Box, Inc.*+++           3,100         114,297
  Jackson Hewitt Tax Service,        26,000         656,500
    Inc.+++
  Jakks Pacific, Inc.*+++             2,100          46,431
  Jamdat Mobile, Inc.*                  100           2,065
  Jarden Corporation*+++                250          10,860
  Jo-Ann Stores, Inc.*                1,595          43,926
  Journal Communications, Inc.        1,000          18,070
    Class A
  Journal Register Co.*               1,500          28,995
  K-Swiss, Inc. Class A              26,700         777,504
  K2, Inc.*+++                        3,000          47,640
  Kellwood Co.+++                     2,300          79,350
  Kelly Services, Inc. Class A        1,400          42,252
  Kirkland's, Inc.*+++                  200           2,458
  Korn/Ferry International*+++       28,100         583,075
  La-Z-Boy, Inc.+++                   4,500          69,165
  Landry's Restaurants,               1,800          52,308
    Inc.+++
  Lawson Products, Inc.                 400          20,172
  LeapFrog Enterprises,                 200           2,720
    Inc.*+++
  Libbey, Inc.                        1,100          24,431
  Liberty Corporation                 1,300          57,148
  Life Time Fitness, Inc.*           15,700         406,316
  Lin TV Corporation Class            2,300          43,930
    A*+++
  Linens 'N Things, Inc.*             3,200          79,360
  Lithia Motors, Inc. Class A         1,200          32,184
  LKQ Corporation*                      600          12,042
  Lodgenet Entertainment             58,700       1,038,403
    Corporation*
  Lone Star Steakhouse &              1,300          36,400
    Saloon, Inc.
  Marcus Corporation                  1,700          42,738
  MarineMax, Inc.*                      900          26,784
  Martha Stewart Living                 600          17,412
    Omnimedia, Inc.*+++
  Marvel Enterprises, Inc.*+++       23,300         477,184
  MAXIMUS, Inc.*                      1,600          49,792
  Medical Staffing Network            1,000           8,190
    Holdings, Inc.*+++
  Men's Warehouse, Inc.*              2,500          79,900
  Midas, Inc.*                          500          10,000
  Midway Games, Inc.*+++                400           4,200
  Monro Muffler Brake, Inc.*         15,850         401,005
  Movado Group, Inc.                  1,300          24,245
  Movie Gallery, Inc.+++             34,600         659,822
  MPS Group, Inc.*                    6,300          77,238
  MSC Industrial Direct Co.,         24,600         885,108
    Inc. Class A
  National Presto Industries,           400          18,200
    Inc.
  Nautilus Group, Inc.+++             2,400          58,008
  Navigant Consulting, Inc.*         28,200         750,120
  Navigant International,             1,200          14,604
    Inc.*+++
  Neoforma, Inc.*+++                    600           4,614
  NetRatings, Inc.*+++                  400           7,668
  New York & Co., Inc.*                 300           4,956
  Nu Skin Enterprises, Inc.           1,000          25,380
    Class A
  O'Charley's, Inc.*                  1,600          31,280
  Oshkosh B'Gosh, Inc.+++               300           6,420
  Oxford Industries, Inc.+++          5,000         206,500
  Pacific Sunwear of                 10,600         235,956
    California, Inc.*
  Pantry, Inc.*+++                      300           9,027
  Papa John's International,            600          20,664
    Inc.*+++
  Paxson Communications               1,400           1,932
    Corporation*+++
  Payless ShoeSource, Inc.*+++        5,800          71,340
  PC Connection, Inc.*                  600           5,712
  Pegasus Solutions, Inc.*            1,100          13,860
  Pep Boys-Manny, Moe &                 300           5,121
    Jack+++
  Perry Ellis International,            400           8,140
    Inc.*
  PF Chang's China Bistro,            6,700         377,545
    Inc.*+++

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES          VALUE
                                -----------   -------------
  Phillips-Van Heusen                 2,000   $      54,000
    Corporation
  PLATO Learning, Inc.*                 700           5,215
  Playtex Products, Inc.*+++          1,100           8,789
  priceline.com, Inc.*+++               700          16,513
  Primedia, Inc.*+++                 11,500          43,700
  Princeton Review, Inc.*               300           1,845
  Pulitzer, Inc.                        700          45,395
  Quicksilver, Inc.*+++              28,100         837,099
  R.H. Donnelley Corporation*         1,900         112,195
  Radio One, Inc. Class D*           44,700         720,564
  Rare Hospitality                   13,250         422,145
    International, Inc.*
  RC2 Corporation*                      600          19,560
  Reader's Digest Association,        2,800          38,948
    Inc. (The)+++
  Red Robin Gourmet Burgers,         15,000         802,050
    Inc.*+++
  Regent Communications, Inc.*        1,600           8,480
  Rent-Way, Inc.*+++                    700           5,607
  Resources Connection,              47,700       2,590,586
    Inc.*+++
  Retail Ventures, Inc.*                700           4,970
  Revlon, Inc. Class A*+++           12,900          29,670
  Rush Enterprises, Inc. Class          100           1,731
    B*+++
  Russ Berrie & Co., Inc.+++            700          15,988
  Russell Corporation                 2,400          46,752
  Ryan's Restaurant Group,            3,600          55,512
    Inc.*
  Sabre Holdings Corporation         30,500         675,880
  Scholastic Corporation*             2,500          92,400
  School Specialty, Inc.*+++          1,400          53,984
  SCP Pool Corporation+++            76,425       2,437,957
  Shoe Carnival, Inc.*                  400           5,200
  ShopKo Stores, Inc.*               36,700         685,556
  Sinclair Broadcast Group,           1,400          12,894
    Inc. Class A+++
  Sitel Corporation*                  4,900          12,054
  Six Flags, Inc.*                    7,900          42,423
  Skechers USA, Inc. Class            1,600          20,736
    A*+++
  Sonic Automotive, Inc.              2,300          57,040
  SOURCECORP, Inc.*                   1,400          26,754
  Spanish Broadcasting               33,800         356,928
    Systems, Inc. Class A*+++
  Speedway Motorsports, Inc.            500          19,590
  Spherion Corporation*+++            5,100          42,840
  Sports Authority, Inc.              1,077          27,733
    (The)*+++
  Stage Stores, Inc.*+++             27,800       1,154,256
  Stanley Furniture Co., Inc.           100           4,495
  Stanley Works (The)                15,500         759,345
  Steak 'n Shake Co. (The)*             200           4,016
  Steinway Musical                      600          17,364
    Instruments, Inc.*
  Steven Madden, Ltd.*+++             1,000          18,860
  Stewart Enterprises, Inc.           9,200          64,308
    Class A*
  Strayer Education, Inc.+++          5,800         636,782
  Stride Rite Corporation             3,300          36,861
  Sturm Ruger & Co., Inc.               100             903
  Systemax, Inc.*                       800           5,872
  Take-Two Interactive                  700          24,353
    Software, Inc.*+++
  Tech Data Corporation*             23,900       1,085,060
  TeleTech Holdings, Inc.*            1,000           9,690
  Tempur-Pedic International,        23,900         506,680
    Inc.*+++
  Tetra Tech, Inc.*                     800          13,392
  Texas Roadhouse, Inc. Class           300           8,865
    A*
  THQ, Inc.*+++                      27,900         640,026
  Timberland Co. Class A*            16,500       1,034,055
  Too, Inc.*+++                      44,200       1,081,132
  Topps Co. (The)                     2,800          27,300
  Toro Co.                            8,700         707,745
  Tractor Supply Co.*+++              9,500         353,495
  Trans World Entertainment           1,900          23,693
    Corporation*
  Triarc Cos., Inc. Class B             600           7,356
  Tuesday Morning                     6,100         186,843
    Corporation*+++
  Tupperware Corporation              1,000          20,720
  UniFirst Corporation                  800          22,624
  United Auto Group, Inc.+++          1,600          47,344
  United Natural Foods, Inc.*        54,700       1,701,170
  United Online, Inc.*               71,700         826,701
  United Stationers, Inc.*            2,700         124,740
  Universal Technical                 6,900         263,028
    Institute, Inc.*+++
  Urban Outfitters, Inc.*             8,100         359,640
  Vail Resorts, Inc.*+++              1,600          35,872
  Valassis Communications,            2,000          70,020
    Inc.*
  Valuevision Media, Inc.               500           6,955
    Class A*+++
  Ventrue, Inc.*+++                     500          18,885
  Volt Information Sciences,            700          20,573
    Inc.*
  Warnaco Group, Inc. (The)*          1,400          30,240
  Water Pik Technologies,               800          14,184
    Inc.*
  Watson Wyatt & Co.                    900          24,255
    Holdings+++
  WESCO International,               39,400       1,167,816
    Inc.*+++
  West Corporation*                  33,400       1,105,874
  West Marine, Inc.*+++                 100           2,475
  Weyco Group, Inc.+++                  200           8,858
  Whirlpool Corporation               8,600         595,206
  Wolverine World Wide, Inc.         21,900         688,098
  Young Broadcasting, Inc.              700           7,392
    Class A*
  Zale Corporation*                   4,000         119,480
                                              -------------

                                                 71,712,002
                                              -------------

                       See Notes to Financial Statements.

                                  SHARES          VALUE
                                -----------   -------------
CONSUMER STAPLES -- 0.8%
  American Italian Pasta Co.          1,300   $      30,225
    Class A+++
  Arden Group, Inc. Class A              50           5,024
  Cal-Maine Foods, Inc.+++              700           8,463
  Casey's General Stores, Inc.        2,200          39,930
  Chiquita Brands                     3,500          77,210
    International, Inc.
  Coca-Cola Bottling Co.                100           5,706
    Consolidated+++
  Farmer Brothers Co.+++                600          14,544
  Flowers Foods, Inc.                 3,050          96,319
  Great Atlantic & Pacific Tea        1,400          14,350
    Co., Inc.*+++
  Hain Celestial Group, Inc.*         2,200          45,474
  Ingles Markets, Inc. Class            900          11,151
    A+++
  J & J Snack Foods                     500          24,515
    Corporation
  John B. Sanfillippo & Son*            500          12,890
  Lance, Inc.                         2,100          39,963
  Long's Drug Stores                  2,500          68,925
    Corporation
  M & F Worldwide Corporation*          800          10,896
  Nash Finch Co.+++                   1,000          37,760
  National Beverage                     400           3,328
    Corporation
  Nature's Sunshine Products,           600          12,216
    Inc.+++
  NBTY, Inc.*                        21,400         513,814
  Omega Protein Corporation*            500           4,300
  Pathmark Stores, Inc.*              2,500          14,525
  Performance Food Group              1,500          40,365
    Co.*+++
  Ralcorp Holdings, Inc.              2,500         104,825
  Ruddick Corporation                45,900         995,571
  Sanderson Farms, Inc.+++              350          15,148
  Seaboard Corporation+++                30          29,940
  Sensient Technologies               3,900          93,561
    Corporation+++
  Smart & Final, Inc.*+++             1,000          14,390
  SUPERVALU, Inc.                    39,400       1,360,088
  Weis Markets, Inc.                  1,000          38,570
  Winn-Dixie Stores, Inc.+++          6,900          31,395
                                              -------------

                                                  3,815,381
                                              -------------

                                  SHARES          VALUE
                                -----------   -------------
FINANCIAL SERVICES -- 18.5%
  1st Source Corporation              1,000   $      25,510
  21st Century Insurance Group        1,900          25,840
  A.G. Edwards, Inc.+++              20,700         894,447
  Aames Investment Corporation        2,700          28,890
    REIT+++
  ABC Bancorp+++                        800          16,800
  Acadia Realty Trust REIT            2,100          34,230
  Accredited Home Lenders            26,500       1,316,520
    Holding Co.*+++
  ACE Cash Express, Inc.*            20,200         599,132
  Advanta Corporation Class           1,700          41,259
    B+++
  Affiliated Managers Group,         18,900       1,280,286
    Inc.*+++
  Affirmative Insurance                 600          10,104
    Holdings, Inc.
  Affordable Residential              2,100          30,135
    Communities REIT
  Alabama National Bancorp            1,200          77,400
  Alexandria Real Estate              1,500         111,630
    Equities, Inc. REIT+++
  Alfa Corporation                    2,800          42,518
  Alliance Data Systems              86,300       4,097,523
    Corporation*+++
  Allmerica Financial                40,300       1,323,049
    Corporation*
  Amcore Financial, Inc.              2,100          67,578
  American Campus Communities,        1,100          24,739
    Inc. REIT+++
  American Equity Investment          1,300          14,001
    Life Holding Co.+++
  American Financial Realty           9,300         150,474
    Trust REIT+++
  American Home Mortgage              1,792          61,376
    Investment Corporation
    REIT
  American Physicians Capital,          700          25,214
    Inc.*
  AmericanWest Bancorporation*          890          18,023
  AmeriCredit Corporation*+++        35,600         870,420
  AmerUs Group Co.+++                 3,300         149,490
  AMLI Residential Properties         2,200          70,400
    Trust REIT+++
  Anchor Bancorp Wisconsin,           1,700          49,555
    Inc.
  Anthracite Capital, Inc.            4,400          54,384
    REIT+++
  Anworth Mortgage Asset              3,800          40,698
    Corporation REIT+++
  Apollo Investment                   5,300          80,030
    Corporation+++
  Arbor Realty Trust, Inc.              700          17,178
    REIT+++
  Ares Capital Corporation              300           5,829
  Argonaut Group, Inc.*              35,000         739,550
  Ashford Hospitality Trust,          1,700          18,479
    Inc. REIT
  Associated Banc-Corp               25,650         851,837
  Assured Guaranty, Ltd.             25,800         507,486
  Asta Funding, Inc.                    100           2,684
  Astoria Financial                  20,800         831,376
    Corporation
  Atlantic Coast Federal                200           2,754
    Corporation*+++
  Baldwin & Lyons, Inc. Class           725          19,423
    B
  Bancfirst Corporation+++              300          23,694
  Bancorp, Inc.*                        460           7,360
  BancorpSouth, Inc.                  6,600         160,842
  BancTrust Financial Group,            700          17,227
    Inc.
  Bank Mutual Corporation             6,668          81,150
  Bank of Granite                     1,200          25,080
    Corporation+++

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES          VALUE
                                -----------   -------------
  Bank of Hawaii Corporation         27,800   $   1,410,572

                                  SHARES          VALUE
                                -----------   -------------
  BankAtlantic Bancorp, Inc.          3,200   $      63,680
    Class A
  BankUnited Financial               17,300         552,735
    Corporation Class A*+++
  Banner Corporation                    900          28,071
  Bedford Property Investors,         1,200          34,092
    Inc. REIT
  Berkshire Hills Bancorp,              400          14,860
    Inc.
  Beverly Hills Bancorp, Inc.         1,100          11,110
  Bimini Mortgage Management,         1,100          17,666
    Inc. Class A REIT
  BioMed Realty Trust, Inc.           2,600          57,746
    REIT
  BISYS Group, Inc. (The)*           10,300         169,435
  BKF Capital Group, Inc.               200           7,580
  Boston Private Financial            2,100          59,157
    Holdings, Inc.
  Brandywine Realty Trust REIT        4,100         120,499
  Bristol West Holdings, Inc.           300           6,000
  Brookfield Properties              13,200         493,680
    Corporation REIT
  Brookline Bancorp, Inc.             5,000          81,600
  Bryn Mawr Bank                        400           8,796
    Corporation+++
  Calamos Asset Management,           1,000          27,000
    Inc. Class A
  Camden National                       700          27,587
    Corporation+++
  Capital Automotive REIT             3,162         112,330
  Capital Bancorp, Ltd.                 400          14,088
  Capital City Bank Group,              650          27,170
    Inc.+++
  Capital Corporation of the            400          18,800
    West
  Capital Lease Funding, Inc.         1,900          23,750
    REIT+++
  Capital Southwest                     100           7,852
    Corporation+++
  Capital Trust, Inc. Class A           900          27,639
    REIT
  Capstead Mortgage                   1,700          17,918
    Corporation REIT+++
  CarrAmerica Realty                  4,600         151,800
    Corporation REIT
  Cascade Bancorp                       100           2,022
  Cash America International,           900          26,757
    Inc.
  Cathay General Bancorp,             1,092          40,950
    Inc.+++
  CB Richard Ellis Group, Inc.          800          26,840
    Class A*
  CCC Information Services               56           1,244
    Group*+++
  Cedar Shopping Centers, Inc.        1,500          21,450
    REIT
  Central Coast Bancorp*                770          17,779
  Central Pacific Financial           2,355          85,180
    Corporation+++
  Century Bancorp, Inc. Class           300           8,850
    A
  Ceres Group, Inc.*                  2,500          12,900
  Certegy, Inc.                      15,000         532,950
  CharterMac+++                       3,800          92,872
  Chemical Financial                  2,080          89,274
    Corporation
  Chittenden Corporation              3,868         111,128
  Citizens Banking                    3,700         127,095
    Corporation+++
  Citizens First Bancorp, Inc.          700          16,926
  Citizens, Inc.*+++                  2,568          16,358
  City Bank Lynwood                     600          21,690
  City Holdings Co.                   1,300          47,112
  Clifton Savings Bancorp,              800           9,720
    Inc.
  CNA Surety Corporation*             1,300          17,355
  Cohen & Steers, Inc.+++            33,700         547,625
  Collegiate Funding Services           400           5,636
    LLC*+++
  Colonial BancGroup, Inc.+++        67,800       1,439,394
  Colonial Properties Trust           1,600          62,832
    REIT+++
  Columbia Bancorp                      400          13,676
  Columbia Banking System,            1,265          31,612
    Inc.
  Commerce Bancshares, Inc.          15,225         764,295
  Commerce Group, Inc.+++            26,000       1,587,039
  Commercial Capital Bancorp,         1,133          26,263
    Inc.
  Commercial Federal                  3,500         103,985
    Corporation
  Commercial Net Lease Realty,        4,400          90,640
    Inc. REIT+++
  Community Bank System, Inc.         2,400          67,800
  Community Banks, Inc.+++              942          26,527
  Community Trust Bancorp,              978          31,645
    Inc.
  CompuCredit Corporation*            1,600          43,744
  Cornerstone Realty Income           4,200          41,916
    Trust, Inc. REIT
  Corporate Office Properties         3,000          88,050
    Trust REIT+++
  Correctional Properties               900          25,992
    Trust REIT
  Corus Bankshares, Inc.              1,300          62,413
  Cousins Properties, Inc.            1,900          57,513
    REIT
  Crawford & Co. Class B              1,100           8,250
  Credit Acceptance                     700          17,815
    Corporation*+++
  CRT Properties, Inc. REIT           2,300          54,878
  CVB Financial Corporation+++       29,117         773,348
  Delphi Financial Group, Inc.        2,050          94,608
    Class A
  Digital Realty Trust, Inc.          1,300          17,511
    REIT
  Dime Community Bancshares           2,600          46,566
  Direct General                     18,100         581,010
    Corporation+++
  Donegal Group, Inc. Class A           500          11,465
  Doral Financial                    26,550       1,307,588
    Corporation+++
  Downey Financial                    1,700          96,900
    Corporation+++
  Eastgroup Properties REIT+++        1,800          68,976
  Eaton Vance Corporation+++         24,100       1,256,815
  eFunds Corporation*                 4,100          98,441

                       See Notes to Financial Statements.

                                  SHARES          VALUE
                                -----------   -------------
  Electro Rent Corporation            1,500   $      21,345

                                  SHARES          VALUE
                                -----------   -------------
  EMC Insurance Group, Inc.             500   $      10,820
  Enstar Group, Inc.*+++                300          18,750
  Entertainment Properties            2,100          93,555
    Trust REIT
  Equity Inns, Inc. REIT              4,100          48,134
  Equity Lifestyle Properties,          700          25,025
    Inc. REIT
  Equity One, Inc. REIT+++            1,240          29,425
  Essex Property Trust, Inc.          1,500         125,700
    REIT
  EuroBancshares, Inc.*                 400           8,400
  Euronet Worldwide, Inc.*+++        17,300         450,146
  Extra Space Storage, Inc.           1,700          22,661
    REIT
  FactSet Research Systems,          11,300         660,372
    Inc.
  Farmers Capital Bank                  500          20,600
    Corporation
  FBL Financial Group, Inc.           1,100          31,405
    Class A
  Federal Agricultural                  700          16,310
    Mortgage Corporation+++
  FelCor Lodging Trust, Inc.          4,200          61,530
    REIT*
  Fidelity Bankshares, Inc.+++          800          34,208
  Financial Federal                   1,500          58,800
    Corporation+++
  Financial Institutions, Inc.          700          16,275
  First American                     38,700       1,359,918
    Corporation+++
  First Bancorp+++                      900          24,453
  First Bancorp Puerto Rico             200          12,702
  First Busey Corporation+++            600          12,522
  First Charter Corporation+++        2,500          65,425
  First Citizens BancShares,            500          74,125
    Inc. Class A
  First Commonwealth Financial        5,900          90,801
    Corporation+++
  First Community Bancorp             1,100          46,970
  First Community Bancshares,           850          30,668
    Inc.+++
  First Financial Corporation         1,200          42,036
  First Financial Bancorp             3,000          52,500
  First Financial Bankshares,         1,150          51,532
    Inc.+++
  First Financial Holdings,             100           3,274
    Inc.
  First Indiana Corporation           1,000          22,510
  First Industrial Realty             3,500         142,555
    Trust, Inc. REIT+++
  First Merchants Corporation         1,586          44,884
  First Midwest Bancorp, Inc.         2,200          79,838
  First National Bankshares of        4,057          96,962
    Florida, Inc.
  First Niagara Financial             7,163          99,924
    Group, Inc.
  First Oak Brook Bancshares,           550          17,826
    Inc.
  First of Long Island                  300          15,135
    Corporation (The)
  First Place Financial               1,100          24,629
    Corporation
  First Republic Bank+++             12,500         662,500
  First State Bancorporation            700          25,732
  FirstFed Financial                 17,400         902,538
    Corporation*
  Flagstar Bancorp, Inc.+++             500          11,300
  Flushing Financial                  1,450          29,087
    Corporation
  FNB Corporation+++                  1,900          38,684
  FNB Corporation VA                    600          17,016
  FPIC Insurance Group,                 700          24,766
    Inc.*+++
  Franklin Bank                         900          16,425
    Corporation*+++
  Fremont General                    57,200       1,440,296
    Corporation+++
  Frontier Financial                    900          34,749
    Corporation+++
  Gabelli Asset Management,             300          14,556
    Inc. Class A+++
  Gables Residential Trust            2,500          89,475
    REIT+++
  GATX Corporation                   44,300       1,309,508
  GB&T Bancshares, Inc.+++              825          19,899
  German American Bancorp+++            700          11,270
  Getty Realty Corporation            1,300          37,349
    REIT+++
  Glacier Bancorp, Inc.                 850          28,934
  Glenborough Realty Trust,           2,400          51,072
    Inc. REIT
  Glimcher Realty Trust               2,000          55,420
    REIT+++
  Global Payments, Inc.+++           31,900       1,867,425
  Global Signal, Inc. REIT+++           600          16,524
  GMH Communities Trust REIT          2,100          29,610
  Gold Banc Corporation, Inc.         2,000          29,240
  Government Properties Trust,        1,700          16,762
    Inc. REIT+++
  Gramercy Capital Corporation          600          12,360
  Great American Financial              600          10,422
    Resources, Inc.
  Great Southern Bancorp,               400          14,000
    Inc.+++
  Greater Bay Bancorp+++              3,900         108,732
  Greenhill & Co., Inc.                 200           5,740
  Hancock Holding Co.+++              2,400          80,304
  Hanmi Financial Corporation           162           5,822
  Harbor Florida Bancshares,          1,400          48,454
    Inc.
  Harleysville Group, Inc.            1,100          26,257
  Healthcare Realty Trust,            4,100         166,870
    Inc. REIT
  HealthExtras, Inc.*                16,200         264,060
  Financial USA, Inc.+++                750          15,083
  Henry (Jack) & Associates,         50,500       1,005,455
    Inc.
  Heritage Property Investment        2,300          73,807
    Trust REIT+++
  Hibernia Corporation Class A       61,800       1,823,717
  Highland Hospitality                2,900          32,596
    Corporation REIT

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES          VALUE
                                -----------   -------------
  Highwoods Properties, Inc.          4,500   $     124,650
    REIT

                                  SHARES          VALUE
                                -----------   -------------
  Hilb, Rogal & Hobbs Co.               600   $      21,744
  Home Properties, Inc. REIT          2,800         120,400
  HomeBanc Corporation REIT+++        2,600          25,168
  Homestore, Inc.*                    9,400          28,482
  Horace Mann Educators               3,600          68,688
    Corporation
  Horizon Financial                     900          18,522
    Corporation
  Hudson River Bancorp, Inc.          2,600          51,454
  Hypercom Corporation*+++            1,400           8,288
  IBERIABANK Corporation                500          33,180
  Impac Mortgage Holdings,            6,200         140,554
    Inc. REIT+++
  Independence Community Bank        23,200         987,856
    Corporation
  Independence Holding Co.              360           6,642
  Independent Bank Corporation          600          20,250
    MA
  Independent Bank Corporation          769          22,939
    MI+++
  IndyMac Bancorp, Inc.               7,300         251,485
  Infinity Property & Casualty       31,900       1,122,880
    Corporation
  Innkeepers USA Trust REIT+++        2,800          39,760
  Integra Bank Corporation            1,300          30,043
  Interactive Data                    2,700          58,698
    Corporation*
  Interchange Financial                 900          23,328
    Service
  Intersections, Inc.*+++            21,600         372,600
  Investment Technology Group,       70,300       1,406,000
    Inc.*
  Investors Financial Services       47,100       2,354,057
    Corporation+++
  Investors Real Estate Trust         3,500          36,715
    REIT
  iPayment, Inc.*+++                 14,300         708,136
  IPC Holdings, Ltd.                 27,300       1,187,823
  Irwin Financial                     1,500          42,585
    Corporation+++
  ITLA Capital Corporation*             500          29,395
  Jefferies Group, Inc.+++           46,300       1,864,963
  John H. Harland Co.+++             32,300       1,166,030
  Jones Lang LaSalle, Inc.*          35,500       1,328,055
  K-Fed Bancorp                         400           5,984
  Kansas City Life Insurance            300          14,190
    Co.
  Kilroy Realty Corporation           2,400         102,600
    REIT+++
  Kite Realty Group Trust REIT        1,400          21,392
  KNBT Bancorp, Inc.                  2,600          43,940
  Knight Trading Group, Inc.*         9,800         107,310
  Kramont Realty Trust REIT           2,000          46,800
  La Quinta Corporation*             15,900         144,531
  LaBranche & Co., Inc.*+++           4,500          40,320
  Lakeland Bancorp, Inc.+++           1,420          24,921
  Lakeland Financial                    500          19,850
    Corporation
  LandAmerica Financial Group,       23,600       1,272,748
    Inc.+++
  LaSalle Hotel Properties            2,400          76,392
    REIT
  Lexington Corporate                 4,100          92,578
    Properties Trust REIT
  LTC Properties, Inc. REIT           1,300          25,883
  Luminent Mortgage Capital,          3,300          39,270
    Inc. REIT
  Macatawa Bank Corporation+++          736          23,765
  MAF Bancorp, Inc.                   2,374         106,403
  Maguire Properties, Inc.            3,000          82,380
    REIT
  Main Street Banks, Inc.+++          9,200         321,356
  MainSource Financial Group,           860          20,536
    Inc.
  Markel Corporation*                 5,400       1,965,599
  MarketAxess Holdings, Inc.*           500           8,505
  Marlin Business Services,             100           1,900
    Inc.*
  MB Financial, Inc.                    900          37,935
  MBT Financial Corporation+++        1,100          25,597
  MCG Capital Corporation             2,900          49,677
  Mercantile Bank                       252           9,954
    Corporation+++
  Mercury General Corporation        19,600       1,174,432
  MeriStar Hospitality                7,300          60,955
    Corporation REIT*
  Metris Cos., Inc.*+++               2,700          34,425
  MFA Mortgage Investments,           6,700          59,094
    Inc. REIT
  Mid-America Apartment               1,500          61,830
    Communities, Inc. REIT+++
  Mid-State Bancshares+++             2,000          57,300
  Midland Co.                           800          25,016
  Midwest Banc Holdings,                600          13,122
    Inc.+++
  Mission West Properties,            1,500          15,960
    Inc. REIT+++
  MortgageIT Holdings, Inc.             400           7,180
    REIT+++
  Municipal Mortgage & Equity        29,300         797,253
    LLC
  National Financial Partners         7,500         291,000
    Corporation
  National Health Investors,          2,000          58,360
    Inc. REIT
  National Penn Bancshares,           2,812          77,892
    Inc.+++
  National Western Life                 200          33,322
    Insurance Co. Class A*
  Nationwide Health                   5,600         133,000
    Properties, Inc. REIT+++
  Navigators Group, Inc.*               700          21,077
  NBC Capital Corporation+++            600          15,942
  NBT Bancorp, Inc.                   2,800          72,016
  NCO Group, Inc.*                    2,300          59,455
  NDCHealth Corporation+++           27,200         505,648
  NetBank, Inc.                       3,900          40,599
  New Century Financial                 644          41,158
    Corporation REIT+++
  Newcastle Investment                2,900          92,162
    Corporation REIT

                       See Notes to Financial Statements.

                                  SHARES          VALUE
                                -----------   -------------
  NGP Capital Resources                 600   $       9,222
    Co.*+++

                                  SHARES          VALUE
                                -----------   -------------
  Northwest Bancorp, Inc.+++          1,600   $      40,144
  Novastar Financial, Inc.            2,100         103,950
    REIT+++
  NYMAGIC, Inc.                         300           7,590
  Oak Hill Financial, Inc.              200           7,758
  OceanFirst Financial                  800          19,720
    Corporation+++
  Ohio Casualty                       5,200         120,692
    Corporation*+++
  Old National Bancorp+++             5,700         147,402
  Omega Financial Corporation           960          32,909
  Omega Healthcare Investors,         3,900          46,020
    Inc. REIT
  Oriental Financial Group,             660          18,685
    Inc.+++
  Origen Financial, Inc.                700           5,236
    REIT+++
  Pacific Capital Bancorp             2,233          75,900
  Park National Corporation+++          735          99,593
  Parkway Properties, Inc.              900          45,675
    REIT
  Partners Trust Financial            2,695          31,396
    Group, Inc.
  Penn-America Group, Inc.              800          12,080
  PennFed Financial Services,           800          12,864
    Inc.
  PennRock Financial Services           500          19,455
    Corporation
  Pennsylvania Real Estate            2,651         113,463
    Investment Trust REIT
  Peoples Bancorp, Inc.                 940          25,784
  Peoples Holding Co.+++                750          24,825
  PFF Bancorp, Inc.                  16,480         763,518
  Philadelphia Consolidated           1,300          85,982
    Holding Corporation*+++
  Phoenix Cos., Inc.+++               8,000         100,000
  PICO Holdings, Inc.*                  700          14,539
  Piper Jaffray Cos.*+++              1,500          71,925
  Placer Sierra Bancshares              300           8,532
  PMA Capital Corporation             2,300          23,805
    Class A*+++
  PMI Group, Inc. (The)              33,100       1,381,925
  Portfolio Recovery                  7,500         309,150
    Associates, Inc.*
  Post Properties, Inc. REIT          3,400         118,660
  Prentiss Properties Trust           3,800         145,160
    REIT+++
  Presidential Life                   1,800          30,528
    Corporation
  PRG-Schultz International,          3,100          15,593
    Inc.*
  Primus Guaranty, Ltd.*+++          12,300         201,597
  PrivateBancorp, Inc.+++            15,000         483,450
  ProAssurance Corporation*+++        2,200          86,042
  Prosperity Bancshares, Inc.         1,300          37,973
  Provident Bancorp, Inc.               700           9,233
  Provident Bankshares                2,776         100,963
    Corporation
  Provident Financial                   450          12,983
    Holdings, Inc.
  Provident Financial                 6,378         123,540
    Services, Inc.
  Providian Financial                43,500         716,445
    Corporation*
  PS Business Parks, Inc. REIT        1,300          58,630
  QC Holdings, Inc.*                    200           3,832
  R&G Financial Corporation          27,200       1,057,536
    Class B
  Radian Group, Inc.                 25,800       1,373,592
  RAIT Investment Trust REIT          2,100          58,737
  Ramco-Gershenson Properties         1,200          38,700
    REIT
  Realty Income Corporation           3,400         171,972
    REIT+++
  Redwood Trust, Inc. REIT+++         1,500          93,135
  Republic Bancorp, Inc.              5,946          90,855
  Republic Bancorp, Inc. Class          735          18,890
    A
  Riggs National Corporation          1,400          29,764
  RLI Corporation                     1,600          66,512
  Royal Bancshares of                   422          11,410
    Pennsylvania, Inc. Class A
  Ryder System, Inc.+++              17,300         826,421
  S&T Bancorp, Inc.+++                1,900          71,611
  Safety Insurance Group, Inc.          900          28,035
  Sanders Morris Harris Group,        1,000          17,810
    Inc.+++
  Sandy Spring Bancorp,                 900          34,497
    Inc.+++
  Santander Bancorp+++                  440          13,270
  Saul Centers, Inc. REIT             1,000          38,250
  Saxon Capital, Inc. REIT            3,900          93,561
  SCBT Financial Corporation            651          21,854
  Seacoast Banking Corporation          540          12,015
    of Florida
  Security Bank Corporation             400          16,000
  Selective Insurance Group,          2,200          97,328
    Inc.+++
  Senior Housing Properties           4,600          87,124
    Trust REIT
  Signature Bank*+++                    400          12,944
  Silicon Valley                        400          17,928
    Bancshares*+++
  Simmons First National              1,300          37,635
    Corporation Class A
  Southern Community Financial        1,000          10,350
    Corporation+++
  Southside Bancshares,                 772          17,634
    Inc.+++
  Southwest Bancorp of Texas,        26,700         621,843
    Inc.
  Southwest Bancorp, Inc.               900          22,032
  Sovran Self Storage, Inc.           1,300          54,782
    REIT
  Stancorp Financial Group,          17,500       1,443,750
    Inc.+++
  State Auto Financial                  600          15,510
    Corporation
  State Bancorp, Inc.                   641          17,628
  State Financial Services              500          15,050
    Corporation Class A

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES          VALUE
                                -----------   -------------
  Sterling Bancorp                      690   $      19,493
  Sterling Bancshares, Inc.+++        3,800          54,226
  Sterling Financial                  1,275          36,554
    Corporation
  Sterling Financial                  1,959          76,910
    Corporation Washington*
  Stewart Information Services       25,600       1,066,240
    Corporation
  Stifel Financial                      666          13,953
    Corporation*
  Strategic Hotel Capital,            1,500          24,750
    Inc. REIT
  Summit Properties, Inc. REIT        2,400          78,144
  Sun Bancorp, Inc. NJ*                 756          18,885
  Sun Communities, Inc. REIT          1,400          56,350
  Sunstone Hotel Investors,           1,600          33,248
    Inc. REIT+++
  Susquehanna Bancshares,             3,910          97,555
    Inc.+++
  SWS Group, Inc.                     1,300          28,496
  SY Bancorp, Inc.+++                   400           9,640
  Tanger Factory Outlet Center        1,600          42,336
    REIT
  Taubman Centers, Inc. REIT          2,200          65,890
  Taylor Capital Group, Inc.            300          10,050
  Texas Capital Bancshares,          42,400         916,688
    Inc.*+++
  Texas Regional Banchshares,         1,800          58,824
    Inc. Class A
  TierOne Corporation                41,600       1,033,760
  Tompkins Trustco, Inc.+++             640          34,234
  Tower Group, Inc.                     900          10,800
  Triad Guaranty, Inc.*                 800          48,384
  Trico Bancshares                      900          21,060
  Trustmark Corporation               4,000         124,280
  U-Store-It-Trust REIT               1,900          32,965
  U.S. Restaurant Properties,         1,900          34,314
    Inc. REIT+++
  UCBH Holdings, Inc.                30,500       1,397,510
  UICI                               37,500       1,271,250
  UMB Financial Corporation           1,300          73,658
  Umpqua Holdings                     3,748          94,487
    Corporation+++
  Union Bankshares Corporation          700          26,901
  United Bankshares, Inc.+++          3,200         122,080
  United Community Banks,               800          21,544
    Inc.+++
  United Community Financial          2,300          25,760
    Corporation+++
  United Fire & Casualty              1,200          40,452
    Co.+++
  United Rentals, Inc.*+++            3,700          69,930
  Universal American Financial        2,200          34,034
    Corporation*
  Universal Health Realty             1,000          32,130
    Income Trust REIT+++
  Unizan Financial Corporation        1,900          50,065
  Urstadt Biddle Properties,          1,800          30,690
    Inc. Class A REIT
  USB Holding Co., Inc.+++              882          21,962
  USI Holdings Corporation*+++          500           5,785
  Value Line, Inc.                      100           3,924
  Vesta Insurance Group,                800           2,944
    Inc.+++
  Virginia Financial Group,             600          21,996
    Inc.+++
  Washington Real Estate              2,200          74,514
    Investment Trust+++
  Washington Trust Bancorp,           1,100          32,241
    Inc.+++
  Waypoint Financial                  2,515          71,300
    Corporation
  Webster Financial                  19,500         987,480
    Corporation
  WesBanco, Inc.+++                   1,500          47,955
  West Coast Bancorp+++               1,200          30,492
  Westamerica                         1,200          69,972
    Bancorporation+++
  Westcorp                            7,700         353,661
  Western Sierra Bancorp*+++            400          15,342
  Westfield Financial, Inc.             300           7,746
  WFS Financial, Inc.*                8,100         411,318
  Winston Hotels, Inc. REIT           1,900          22,439
  Wintrust Financial                 18,900       1,076,544
    Corporation+++
  WSFS Financial Corporation            500          30,160
  Yardville National Bancorp            700          23,982
  Zenith National Insurance           9,200         458,528
    Corporation+++
  ZipRealty, Inc.*                      200           3,574
                                              -------------

                                                 89,929,099
                                              -------------

                                  SHARES          VALUE
                                -----------   -------------
HEALTHCARE -- 7.1%
  Abgenix, Inc.*+++                   3,800   $      39,292
  Accelrys, Inc.*                     2,100          16,380
  Advanced Medical Optics,           18,800         773,432
    Inc.*+++
  Albany Molecular Research,          1,700          18,938
    Inc.*+++
  Alliance Imaging, Inc.*             1,000          11,250
  Allscripts Healthcare               1,000          10,670
    Solutions, Inc.*+++
  Alpharma, Inc. Class A+++           3,300          55,935
  America Service Group, Inc.*       21,300         570,201
  American Dental Partners,          25,700         487,272
    Inc.*
  American Healthways,               23,250         768,180
    Inc.*+++
  American Pharmaceutical             7,900         295,539
    Partners, Inc.*+++
  AMERIGROUP Corporation*+++          8,600         650,676
  Analogic Corporation                  400          17,916
  Animas Corporation*+++                100           1,563
  Applera                             6,200          85,250
    Corporation -- Celera
    Genomics Group*
  Atherogenics, Inc.*+++              1,400          32,984
  Barrier Therapeutics, Inc.*           100           1,660
  Bausch & Lomb, Inc.                16,800       1,082,928
  Beverly Enterprises,                  800           7,320
    Inc.*+++
  Bio-Rad Laboratories, Inc.         16,200         929,394
    Class A*
  Bioenvision, Inc.*                 47,000         421,120

                       See Notes to Financial Statements.

                                  SHARES          VALUE
                                -----------   -------------
  Biovail Corporation*+++            29,700   $     490,941

                                  SHARES          VALUE
                                -----------   -------------
  Bradley Pharmaceuticals,           45,800   $     888,520
    Inc.*+++
  Caraco Pharmaceutical                 100             955
    Laboratories, Inc.*
  Cardiac Science, Inc.*+++           2,300           4,922
  Cell Genesys, Inc.*+++              3,800          30,780
  Cephalon, Inc.*+++                 11,900         605,472
  Charles River Laboratories         11,600         533,716
    International, Inc.*
  Chattem, Inc.*+++                     300           9,930
  Conmed Corporation*                 2,500          71,050
  Cubist Pharmaceuticals,               700           8,281
    Inc.*
  CuraGen Corporation*+++             1,600          11,456
  Cytokinetics, Inc.*+++                100           1,025
  Dade Behring Holdings, Inc.*        8,700         487,200
  Datascope Corporation               1,000          39,690
  DaVita, Inc.*                      84,900       3,356,097
  DJ Orthopedics, Inc.*+++           28,300         606,186
  E-Z-Em, Inc.+++                       500           7,300
  Enzon, Inc.*+++                     1,500          20,580
  First Health Group                  2,600          48,646
    Corporation*
  First Horizon Pharmaceutical          200           4,578
    Corporation*+++
  FoxHollow Technologies,             3,700          90,983
    Inc.*+++
  Gen-Probe, Inc*                    13,300         601,293
  Genesis HealthCare                  1,700          59,551
    Corporation*
  Gentiva Health Services,              200           3,344
    Inc.*+++
  Guilford Pharmaceuticals,           1,800           8,910
    Inc.*+++
  Haemonetics Corporation*              600          21,726
  Hanger Orthopedic Group,            1,800          14,580
    Inc.*+++
  Healthcare Services Group,            100           2,084
    Inc.
  Hologic, Inc.*                      1,300          35,711
  Hooper Holmes, Inc.                 3,500          20,720
  Human Genome Sciences, Inc.*       11,000         132,220
  Humana, Inc.*                      35,000       1,039,150
  I-Flow Corporation*+++             16,300         297,149
  Immucor, Inc.*                     16,500         387,915
  Immunicon Corporation*+++             100             698
  IMPAC Medical Systems,             25,800         531,222
    Inc.*+++
  Incyte Corporation*+++              2,800          27,972
  Indevus Pharmaceuticals,              400           2,384
    Inc.*+++
  Intuitive Surgical, Inc.*+++       17,900         716,358
  Invacare Corporation                2,200         101,772
  Inverness Medical                     500          12,550
    Innovations, Inc.*+++
  Kindred Healthcare, Inc.*+++        2,200          65,890
  KV Pharmaceutical Co. Class        14,787         326,053
    A*+++
  Landauer, Inc.                        300          13,710
  Ligand Pharmaceuticals, Inc.       68,500         797,340
    Class B*+++
  Magellan Health Services,          33,400       1,140,944
    Inc.*+++
  MannKind Corporation*+++              200           3,150
  Matria Healthcare, Inc.*+++           300          11,721
  Maxygen, Inc.*                      1,900          24,301
  Medarex, Inc.*+++                   4,400          47,432
  Medcath Corporation*                  500          12,320
  Medicines Co.*+++                   7,850         226,080
  Mentor Corporation+++                 400          13,496
  Merit Medical Systems,             22,700         346,856
    Inc.*+++
  Microtek Medical Holdings,          2,700          10,962
    Inc.*+++
  Molecular Devices                     300           6,030
    Corporation*
  Molina Healthcare, Inc.*+++        17,100         793,098
  National Healthcare                   100           3,530
    Corporation
  Neose Technologies, Inc.*             100             672
  NitroMed, Inc.*+++                    200           5,330
  OCA, Inc.*+++                       3,500          22,225
  Ocular Sciences, Inc.*                300          14,703
  Option Care, Inc.+++                  400           6,876
  Oscient Pharmaceuticals             5,100          18,615
    Corporation*+++
  Owens & Minor, Inc.                24,600         692,982
  PAREXEL International                 600          12,180
    Corporation*+++
  Pediatrix Medical Group,           27,400       1,754,970
    Inc.*
  Perrigo Co.+++                      3,800          65,626
  Praecis Pharmaceuticals,            4,400           8,360
    Inc.*+++
  Protein Design Labs, Inc.*         21,600         446,256
  Province Healthcare Co.*+++         3,900          87,165
  ProxyMed, Inc.*+++                    200           1,964
  Quidel Corporation*+++                400           2,032
  Radiation Therapy Services,        55,200         938,400
    Inc.*+++
  RehabCare Group, Inc.*              1,100          30,789
  Res-Care, Inc.*                     1,500          22,830
  Respironics, Inc.*+++              19,500       1,060,020
  Rigel Pharmaceuticals,             16,600         405,372
    Inc.*+++
  Seattle Genetics, Inc.*+++          1,600          10,448
  Serologicals Corporation*+++          600          13,272
  Sierra Health Services,            18,000         991,980
    Inc.*
  Sola International, Inc.*           2,700          74,358
  Specialty Laboratories,               300           3,312
    Inc.*+++
  Stericycle, Inc.*+++               24,000       1,102,800
  Steris Corporation*+++                800          18,976
  Sunrise Senior Living,              1,300          60,268
    Inc.*+++
  Sybron Dental Specialties,          1,000          35,380
    Inc.*

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES          VALUE
                                -----------   -------------
  Tanox, Inc.*+++                    20,100   $     305,520
  Taro Pharmaceuticals               16,200         551,286
    Industries, Ltd.*+++
  Techne Corporation*+++                700          27,230
  Transkaryotic Therapies,              100           2,539
    Inc.*
  United Surgical Partners           15,500         646,350
    International, Inc.*+++
  Valeant Pharmaceuticals             1,700          44,795
    International+++
  VCA Antech, Inc.*                  84,700       1,660,120
  Ventana Medical Systems*+++        10,300         659,097
  Vertex Pharmaceuticals,             3,300          34,881
    Inc.*+++
  Viasys Healthcare, Inc.*            2,600          49,400
  Vicuron Pharmaceuticals,            2,300          40,043
    Inc.*
  Vital Signs, Inc.                     500          19,460
  WellCare Health Plans, Inc.*        8,900         289,250
  West Pharmaceutical                 1,400          35,042
    Services, Inc.
  Wilson Greatbatch                     200           4,484
    Technologies, Inc.*+++
  Wright Medical Group,               9,600         273,600
    Inc.*+++
  Zoll Medical Corporation*+++        9,325         320,780
                                              -------------

                                                 34,328,468
                                              -------------

                                  SHARES          VALUE
                                -----------   -------------
INTEGRATED OILS -- 0.2%
  Delta Petroleum                    17,300   $     271,264
    Corporation*+++
  Giant Industries, Inc.*+++         24,200         641,542
  Petrocorp, Inc. Escrow                500               0
    Shares*+
                                              -------------
                                                    912,806
                                              -------------
MATERIALS & PROCESSING -- 6.9%
  Aaon, Inc.*                           100           1,607
  Agrium, Inc.                       84,900       1,430,565
  Airgas, Inc.                        4,100         108,691
  AK Steel Holding                    4,200          60,774
    Corporation*+++
  Albany International                2,200          77,352
    Corporation Class A
  Albemarle Corporation               2,700         104,517
  Aleris International, Inc.*           600          10,152
  Alico, Inc.+++                        300          17,556
  AMCOL International                 1,600          32,144
    Corporation
  Ameron International                  700          26,530
    Corporation
  Anchor Glass Container                400           2,688
    Corporation+++
  Apogee Enterprises, Inc.            2,300          30,843
  AptarGroup, Inc.                    3,100         163,618
  Arch Chemicals, Inc.                2,000          57,560
  Avatar Holdings, Inc.*+++             400          19,240
  Ball Corporation                   24,000       1,055,520
  Barnes Group, Inc.+++               1,300          34,463
  Beacon Roofing Supply,             26,600         528,276
    Inc.*+++
  Bluegreen Corporation*+++          62,100       1,231,443
  Brady Corporation Class A             800          50,056
  Brookfield Homes Corporation          300          10,170
  Brush Engineered Materials,         1,700          31,450
    Inc.*
  Buckeye Technologies, Inc.*         2,500          32,525
  Building Materials Holding          1,200          45,948
    Corporation+++
  Calgon Carbon Corporation+++        2,800          25,424
  Cambrex Corporation                 2,300          62,330
  Caraustar Industries,               2,500          42,050
    Inc.*+++
  Carpenter Technology               22,400       1,309,504
    Corporation+++
  Ceradyne, Inc.*+++                    500          28,605
  Chesapeake Corporation+++           1,600          43,456
  Chicago Bridge & Iron Co. NV       23,500         940,000
  CIRCOR International, Inc.          1,300          30,108
  Cleveland-Cliffs, Inc.+++             400          41,544
  Comfort Systems USA, Inc.*          3,200          24,576
  Commercial Metals Co.              36,000       1,820,159
  Compass Minerals                    1,300          31,499
    International, Inc.
  CompX International, Inc.             100           1,653
  Corn Products International,       30,000       1,606,800
    Inc.
  Crompton Corporation                9,700         114,460
  Crown Holdings, Inc.*               6,300          86,562
  Cytec Industries, Inc.+++           3,300         169,686
  Delta & Pine Land Co.               1,400          38,192
  Deltic Timber Corporation             700          29,715
  Dycom Industries, Inc.*               900          27,468
  Eagle Materials, Inc.+++            1,500         129,525
  ElkCorp                               200           6,844
  EMCOR Group, Inc.*                  1,300          58,734
  Enersys*                              600           9,150
  Ennis, Inc.                         2,152          41,426
  Exide Technologies*+++              1,800          24,804
  Ferro Corporation                   3,500          81,165
  FMC Corporation*                    3,100         149,730
  Georgia Gulf Corporation            1,100          54,780
  Gibraltar Industries, Inc.          1,200          28,344
  Glatfelter                          2,400          36,672
  Gold Kist, Inc.*+++                   700           9,534
  Grace (W.R.) & Co.*                 5,600          76,216
  GrafTech International,             6,800          64,328
    Ltd.*
  Granite Construction,               2,800          74,480
    Inc.+++
  Great Lakes Chemical                4,300         122,507
    Corporation+++
  Great Wolf Resorts, Inc.*           2,700          60,318
  Greif, Inc. Class A                 1,100          61,600
  Griffon Corporation*                1,900          51,300
  H.B. Fuller Co.                     2,400          68,424
  Hecla Mining Co.*+++                5,100          29,733
  Hercules, Inc.*                     4,300          63,855
  Hexel Corporation*+++              23,600         342,200
  Infrasource Services,                 500           6,500
    Inc.*+++
  Insituform Technologies,            1,500          34,005
    Inc. Class A*+++

                       See Notes to Financial Statements.

                                  SHARES          VALUE
                                -----------   -------------
  Integrated Electrical               1,700   $       8,228
    Services, Inc.*+++
  Interface, Inc. Class A*            3,700          36,889
  Jacuzzi Brands, Inc.*               5,900          51,330
  Kaydon Corporation+++               1,500          49,530
  Layne Christensen Co.*+++             400           7,260
  Lennox International, Inc.          3,300          67,155
  LNR Property Corporation           20,200       1,270,782
  Lone Star Technologies,               500          16,730
    Inc.*+++
  Longview Fibre Co.                  4,300          78,002
  LSI Industries, Inc.                1,675          19,179
  Maverick Tube                      18,800         569,640
    Corporation*+++
  Metal Management, Inc.+++          42,400       1,139,288
  Metals USA, Inc.*+++                1,800          33,390
  Methanex Corporation               83,400       1,522,884
  Minerals Technologies, Inc.         7,600         506,920
  Mobile Mini, Inc.*+++              32,600       1,077,104
  Mueller Industries, Inc.+++        17,800         573,160
  Myers Industries, Inc.              2,062          26,394
  NCI Building Systems, Inc.*           600          22,500
  NewMarket Corporation*              1,200          23,880
  NL Industries, Inc.*                  400           8,840
  NN, Inc.                            1,400          18,494
  NS Group, Inc.*                     1,600          44,480
  Octel Corporation                   1,100          22,891
  Olin Corporation                    3,620          79,712
  OM Group, Inc.*                     2,400          77,808
  Omnova Solutions, Inc.*             2,000          11,240
  Oregon Steel Mills, Inc.*          65,200       1,322,908
  Penn Engineering &                    900          16,290
    Manufacturing Corporation
  Perini Corporation*                   500           8,345
  PolyOne Corporation*+++             7,800          70,668
  Pope & Talbot, Inc.+++              1,300          22,243
  Potlatch Corporation                2,500         126,450
  Quaker Chemical Corporation           500          12,420
  Quanex Corporation+++               1,400          95,998
  Quanta Services, Inc.*              3,000          24,000
  Reading International, Inc.         1,200          10,032
    Class A*+++
  Reliance Steel & Aluminum          29,400       1,145,424
    Co.
  Rock-Tenn Co. Class A               2,500          37,900
  RTI International Metals,           1,800          36,972
    Inc.*
  Ryerson Tull, Inc.+++              58,300         918,225
  Schnitzer Steel Industries,         1,550          52,592
    Inc. Class A+++
  Schulman (A.), Inc.                 2,700          57,807
  Shaw Group, Inc. (The)*+++          5,300          94,605
  Silgan Holdings, Inc.                 400          24,384
  Southern Peru Copper               23,200       1,095,272
    Corporation+++
  Spartech Corporation+++             2,100          56,889
  St. Joe Co. (The)+++               23,800       1,527,960
  Standard Register Co.+++              900          12,708
  Steel Dynamics, Inc.+++            37,500       1,420,500
  Steel Technologies, Inc.+++           900          24,759
  Stepan Co.                            500          12,180
  Stillwater Mining Co.*              2,700          30,402
  Sunterra Corporation*+++            1,600          22,464
  Symyx Technologies*                13,300         400,064
  Tarragon Corporation*+++              525           9,371
  Terra Industries, Inc.*+++         76,300         677,544
  Texas Industries, Inc.             22,400       1,397,312
  Titanium Metals Corporation*          500          12,070
  Trammell Crow Co.*                 28,800         521,568
  Tredegar Corporation+++             2,400          48,504
  U.S. Concrete, Inc.*                1,800          13,806
  UAP Holding Corporation*            1,400          24,178
  Universal Forest Products,          1,300          56,420
    Inc.
  URS Corporation*                    2,700          86,670
  USEC, Inc.                          7,100          68,799
  USG Corporation*+++                 2,700         108,729
  Valence Technology, Inc.*+++        3,000           9,330
  Valhi, Inc.                           840          13,516
  Valmont Industries, Inc.            1,200          30,132
  Washington Group                    2,100          86,625
    International, Inc.*
  Watsco, Inc.                        1,900          66,918
  Wausau-Mosinee Paper                3,700          66,082
    Corporation
  WCI Communities, Inc.*+++           2,900          85,260
  WD-40 Co.                             700          19,887
  Wellman, Inc.                       2,700          28,863
  Westlake Chemical                     600          20,040
    Corporation
  Wheeling-Pittsburgh                   500          19,270
    Corporation*+++
  Worthington Industries,            36,800         720,544
    Inc.+++
  York International                  3,500         120,890
    Corporation
                                              -------------

                                                 33,680,152
                                              -------------

                                  SHARES          VALUE
                                -----------   -------------
OTHER -- 0.2%
  GenCorp, Inc.+++                    3,900   $      72,423
  Kaman Corporation Class A+++        1,800          22,770
  Lancaster Colony Corporation        2,000          85,740
  Ritchie Bros. Auctioneers,         14,400         476,064
    Inc.+++
  Sequa Corporation Class A*            500          30,575
  Trinity Industries, Inc.+++         3,100         105,648
  Walter Industries, Inc.+++          2,000          67,460
                                              -------------
                                                    860,680
                                              -------------
OTHER ENERGY -- 3.4%
  ATP Oil & Gas                      13,900         258,262
    Corporation*+++
  Berry Petroleum Co. Class           1,100          52,470
    A+++
  Cabot Oil & Gas Corporation         1,700          75,225
  Callon Petroleum Co.*+++              500           7,230
  Calpine Corporation*+++            37,600         148,144
  Capstone Turbine                    1,700           3,111
    Corporation*
  Cimarex Energy Co.*                20,300         769,370
  Clayton Williams Energy,              100           2,290
    Inc.*
  Comstock Resources, Inc.*             400           8,820
  Denbury Resources, Inc.*           42,400       1,163,880

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES          VALUE
                                -----------   -------------
  Dril-Quip, Inc.*                      500   $      12,130
  Edge Petroleum Corporation*           300           4,374
  Encore Acquisition Co.*             1,800          62,838
  Energy Partners, Ltd.*+++           2,100          42,567
  Forest Oil Corporation*+++          4,300         136,396
  Foundation Coal Holdings,          11,700         269,802
    Inc.*+++
  Global Industries, Ltd.*            7,100          58,859
  Global Power Equipment              2,300          22,632
    Group, Inc.*+++
  Gulf Island Fabrication,              100           2,183
    Inc.
  Hanover Compressor Co.*+++          6,500          91,845
  Harvest Natural Resources,          3,100          53,537
    Inc.*+++
  Helmerich & Payne, Inc.             1,900          64,676
  Holly Corporation                   1,700          47,379
  Hornbeck Offshore Services,           300           5,790
    Inc.*
  Houston Exploration Co.*           30,500       1,717,454
  Hydril Co.*+++                     11,800         537,018
  Key Energy Services, Inc.*         11,300         133,340
  KFX, Inc.*+++                      32,600         473,352
  Lufkin Industries, Inc.               600          23,945
  Magnum Hunter Resources,            2,600          33,540
    Inc.*
  Matrix Service Co.*+++                800           6,448
  McMoRan Exploration Co.*+++           800          14,960
  Meridian Resource                   5,400          32,670
    Corporation*+++
  Newpark Resources, Inc.*            2,900          14,935
  Oceaneering International,          2,100          78,372
    Inc.*
  Oil States International,           1,700          32,793
    Inc.*
  Parker Drilling Co.*                7,900          31,047
  Patina Oil & Gas Corporation       22,800         855,000
  Patterson-UTI Energy, Inc.         32,300         628,235
  PetroKazakhstan, Inc.              35,300       1,309,630
  Plains Exploration &               15,020         390,520
    Production Co.*
  Quicksilver Resources, Inc.*        8,300         305,274
  Range Resources Corporation         3,100          63,426
  Remington Oil & Gas                   300           8,175
    Corporation*
  Resource America, Inc. Class          800          26,000
    A
  RPC, Inc.+++                          700          17,584
  SEACOR Holdings, Inc.*              1,600          85,440
  Spinnaker Exploration               1,200          42,084
    Co.*+++
  St. Mary Land & Exploration         2,400         100,176
    Co.+++
  Stone Energy Corporation*           1,500          67,635
  Superior Energy Services,          27,100         417,611
    Inc.*
  Swift Energy Co.*+++                2,300          66,562
  Syntroleum Corporation*+++          1,000           8,030
  Tesoro Corporation*                23,200         739,152
  Tetra Technologies, Inc.*+++       14,650         414,595
  TODCO Class A*+++                  30,500         561,810
  Transmontaigne, Inc.*+++            1,800          11,034
  Tsakos Energy Navigation,          27,000         966,330
    Ltd.
  Unit Corporation*                  12,150         464,252
  Universal Compression              21,000         733,110
    Holdings, Inc.*
  Veritas DGC, Inc.*+++              45,300       1,015,173
  Vintage Petroleum, Inc.             4,300          97,567
  W-H Energy Services, Inc.*         28,300         632,788
  Whiting Petroleum                   1,000          30,250
    Corporation*
                                              -------------

                                                 16,551,127
                                              -------------

                                  SHARES          VALUE
                                -----------   -------------
PRODUCER DURABLES -- 4.8%
  Applied Films Corporation*            700   $      15,092
  Applied Industrial                  2,250          61,650
    Technologies, Inc.
  Applied Signal Technology,          7,100         250,275
    Inc.
  Arris Group, Inc.*+++               1,500          10,560
  Artesyn Technologies,               1,400          15,820
    Inc.*+++
  Astec Industries, Inc.*               900          15,489
  ASV, Inc.*+++                       6,200         296,980
  Audiovox Corporation Class            700          11,046
    A*
  Axcelis Technologies, Inc.*         1,700          13,821
  Beazer Homes USA, Inc.+++          10,800       1,579,068
  Belden CDT, Inc.                    3,100          71,920
  Blount International, Inc.            100           1,742
    Class A*
  Bucyrus International, Inc.        10,400         422,656
    Class A
  C & D Technologies, Inc.            2,200          37,488
  C-COR, Inc.*+++                     1,400          13,020
  Cascade Corporation                   900          35,955
  Cognex Corporation                 19,700         549,630
  Cohu, Inc.                          1,900          35,264
  Credence Systems                      400           3,660
    Corporation*+++
  CTS Corporation+++                  1,700          22,593
  Curtiss-Wright Corporation          1,300          74,633
  Cymer, Inc.*+++                    33,300         983,682
  DDi Corporation*+++                 1,100           3,498
  Dominion Homes, Inc.*                 300           7,567
  Ducommun, Inc.*+++                    600          12,510
  DuPont Photomasks, Inc.*+++           600          15,846
  Electro Scientific                  2,400          47,424
    Industries, Inc.*
  EnPro Industries, Inc.*             1,800          53,226
  Entegris, Inc.*+++                    400           3,980
  ESCO Technologies, Inc.*              500          38,325
  Esterline Technologies             11,700         382,005
    Corporation*
  Faro Technologies, Inc.*+++        24,000         748,320
  Federal Signal                      4,100          72,406
    Corporation+++
  FEI Co.*+++                         8,700         182,700
  Flanders Corporation*+++              300           2,880
  Flowserve Corporation*              4,600         126,684

                       See Notes to Financial Statements.

                                  SHARES          VALUE
                                -----------   -------------
  FSI International, Inc.*              200   $         934
  Gardner Denver, Inc.*               1,700          61,693
  General Cable                       3,100          42,935
    Corporation*+++
  Genlyte Group, Inc.*                1,000          85,680
  Gorman-Rupp Co.                       750          17,250
  Headwaters, Inc.*+++               21,000         598,500
  Heico Corporation+++                1,600          36,144
  IDEX Corporation                    2,050          83,025
  Ionics, Inc.*+++                    1,500          65,010
  JLG Industries, Inc.                2,500          49,075
  Joy Global, Inc.                   16,100         699,223
  Kadant, Inc.*                         700          14,350
  KB HOME                             7,400         772,560
  Kennametal, Inc.                    3,100         154,287
  Kimball International, Inc.         1,800          26,658
    Class B
  Lindsay Manufacturing Co.+++          100           2,588
  Littelfuse, Inc.*                     200           6,832
  M/I Homes, Inc.+++                  1,000          55,110
  Magnetek, Inc.*                     2,000          13,800
  Mastec, Inc.*+++                    2,100          21,231
  MDC Holdings, Inc.                  7,800         674,232
  Meritage Homes Corporation*         9,600       1,081,920
  Mettler Toledo                     17,600         903,056
    International, Inc.*
  Milacron, Inc.*                     2,920           9,900
  MKS Instruments, Inc.*+++             400           7,420
  Moog, Inc. Class A*                 2,200          99,770
  MTC Technologies, Inc.*            15,600         523,692
  MTS Systems Corporation+++          1,700          57,477
  NACCO Industries, Inc. Class        7,900         832,660
    A+++
  NVR, Inc.*                          2,000       1,538,800
  Orbital Sciences                   57,900         684,957
    Corporation*+++
  Orleans Homebuilders,                 100           1,985
    Inc.*+++
  Palm Harbor Homes, Inc.*+++           500           8,440
  Paxar Corporation*                  2,400          53,208
  Photon Dynamics, Inc.*+++          23,900         580,292
  Photronics, Inc.*+++                1,900          31,350
  Polycom, Inc.*                     25,400         592,328
  Powell Industries, Inc.*+++           600          11,094
  Power-One, Inc.*+++                40,400         360,368
  Powerwave Technologies,             4,700          39,856
    Inc.*+++
  Rayovac Corporation*                  100           3,056
  Regal-Beloit Corporation            1,800          51,480
  Robbins & Myers, Inc.+++              900          21,447
  Rofin-Sinar Technologies,           1,300          55,185
    Inc.*+++
  Roper Industries, Inc.              8,800         534,776
  Rudolph Technologies, Inc.*           200           3,434
  Skyline Corporation+++                600          24,480
  Smith (A.O.) Corporation+++         1,500          44,910
  Sonic Solutions*+++                19,400         435,336
  Standard-Pacific                   13,900         891,546
    Corporation+++
  Standex International               1,000          28,490
    Corporation
  Stewart & Stevenson                 2,400          48,552
    Services, Inc.
  Symmetricom, Inc.*+++                 600           5,826
  Technical Olympic USA,                700          17,766
    Inc.+++
  Technitrol, Inc.*                   2,900          52,780
  Tecumseh Products Co. Class         1,400          66,920
    A
  Teledyne Technologies, Inc.*       34,400       1,012,392
  Tennant Co.                           600          23,790
  Terex Corporation*                 15,000         714,750
  Thomas & Betts Corporation*         5,000         153,750
  Thomas Industries, Inc.             1,200          47,904
  Toll Brothers, Inc.*               12,400         850,764
  TRC Cos., Inc.*                       300           5,100
  Triumph Group, Inc.*                1,400          55,300
  Ultratech, Inc.*+++                   200           3,770
  United Defense Industries,         13,500         637,875
    Inc.*
  Veeco Instruments, Inc.*+++           200           4,214
  Watts Water Technologies,           2,100          67,704
    Inc. Class A
  Woodhead Industries, Inc.           1,000          16,030
  Woodward Governor Co.                 800          57,288
  Zygo Corporation*                     800           9,432
                                              -------------

                                                 23,065,152
                                              -------------

                                  SHARES          VALUE
                                -----------   -------------
TECHNOLOGY -- 8.1%
  Actel Corporation*                    300   $       5,262
  ActivCard Corporation*              3,800          33,820
  Adaptec, Inc.*+++                   9,300          70,587
  Advanced Digital Information        3,200          32,064
    Corporation*
  Aeroflex, Inc.*                    26,500         321,180
  Agile Software                      1,600          13,072
    Corporation*+++
  Agilysys, Inc.+++                   2,400          41,136
  Alliance Semiconductor              1,700           6,290
    Corporation*
  Altiris, Inc.*+++                  18,700         662,541
  Anaren, Inc.*                         700           9,072
  Anixter International, Inc.        17,300         622,627
  Ansys, Inc.*                          300           9,618
  Anteon International               29,600       1,239,055
    Corporation*
  Argon ST, Inc.*                    10,100         358,045
  Ariba, Inc.*+++                    25,974         431,168
  Arrow Electronics, Inc.*+++        22,700         551,610
  Ascential Software                  3,700          60,347
    Corporation*
  AsiaInfo Holdings, Inc.*            2,000          11,920
  Avid Technology, Inc.*              7,600         469,300
  Avnet, Inc.*                       47,900         873,696
  Avocent Corporation*               15,000         607,800
  Benchmark Electronics, Inc.*       15,900         542,190
  BioVeris Corporation*+++              400           2,924
  Black Box Corporation+++           15,700         753,914

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES          VALUE
                                -----------   -------------
  Blackboard, Inc.*+++                  200   $       2,962

                                  SHARES          VALUE
                                -----------   -------------
  Borland Software                    3,900   $      45,552
    Corporation*
  Broadwing Corporation*+++           4,050          36,896
  Brocade Communications             80,100         611,964
    Systems, Inc.*
  CACI International, Inc.           11,000         749,430
    Class A*
  Captaris, Inc.*                       900           4,644
  Catapult Communications               500          12,080
    Corporation*
  Checkpoint Systems, Inc.*           3,200          57,760
  Cherokee International             20,250         194,603
    Corporation*+++
  CIBER, Inc.*                        1,600          15,424
  Coherent, Inc.*                     1,400          42,616
  CommScope, Inc.*+++                34,400         650,160
  Comtech                               300          11,283
    Telecommunications*+++
  Cree, Inc.*+++                     19,400         777,552
  CSG Systems International,         32,900         615,230
    Inc.*
  Cubic Corporation+++                1,300          32,721
  Digi International, Inc.*             400           6,876
  Digimarc Corporation*+++              600           5,592
  DRS Technologies, Inc.*             1,741          74,358
  E.piphany, Inc.*                    5,700          27,531
  Eagle Broadband, Inc.*             17,300          11,418
  EDO Corporation+++                    300           9,525
  Electronics for Imaging,            1,500          26,115
    Inc.*+++
  Embarcadero Technologies,          50,400         474,264
    Inc.*
  EMS Technologies, Inc.*               200           3,324
  Emulex Corporation*+++              5,200          87,568
  Enterasys Networks, Inc.*+++        7,600          13,680
  Epicor Software Corporation*       61,900         872,171
  EPIQ Systems, Inc.*+++              1,100          16,104
  Equinix, Inc.*+++                  22,100         944,554
  ESS Technology, Inc.*+++              300           2,133
  Exar Corporation*                   2,400          34,056
  Extreme Networks, Inc.*             2,400          15,720
  F5 Networks, Inc.*                 14,700         716,184
  Filenet Corporation*               29,400         757,344
  Finisar Corporation*+++             1,500           3,420
  FLIR Systems, Inc.*+++             13,300         848,407
  FormFactor, Inc.*+++               23,200         629,648
  Gateway, Inc.*+++                  13,600          81,736
  Genesis Microchip, Inc.*            1,300          21,086
  Harris Corporation                 10,900         673,511
  Herley Industries, Inc.*              700          14,238
  Hutchinson Technology,              2,200          76,054
    Inc.*+++
  Gate Corporation*                     400           1,620
  Imation Corporation                 3,000          95,490
  InFocus Corporation*                3,300          30,228
  Infonet Services Corporation        5,200          10,504
    Class B*
  Informatica Corporation*          100,200         813,624
  Ingram Micro, Inc. Class A*        56,600       1,177,280
  Integrated Circuit Systems,        48,400       1,012,528
    Inc.*
  Integrated Device                   1,800          20,808
    Technology, Inc.*
  Integrated Silicon                  2,500          20,500
    Solutions, Inc.*+++
  Intergraph Corporation*+++            600          16,158
  Internet Capital Group,             3,200          28,800
    Inc.*+++
  Internet Security Systems,          2,200          51,150
    Inc.*
  Intervideo, Inc.*+++                  100           1,323
  Interwoven, Inc.*                   3,450          37,536
  Iomega Corporation*                 1,600           8,864
  IXYS Corporation*                     100           1,032
  JDA Software Group, Inc.*+++        1,900          25,878
  Keane, Inc.*                        1,700          24,990
  Kemet Corporation*                  7,300          65,335
  Keynote Systems, Inc.*                600           8,352
  Komag, Inc.*+++                     2,100          39,438
  Lattice Semiconductor               5,000          28,500
    Corporation*
  Lawson Software, Inc.*+++          73,900         507,693
  LeCroy Corporation*                   700          16,338
  Macromedia, Inc.*                  56,300       1,752,055
  Macrovision Corporation*           12,600         324,072
  Mantech International                 600          14,244
    Corporation Class A*+++
  Manugistics Group, Inc.*+++         2,600           7,462
  MapInfo Corporation*                1,400          16,772
  McData Corporation Class A*         9,900          59,004
  Merix Corporation*                    800           9,216
  Methode Electronics, Inc.           3,000          38,550
    Class A
  Microsemi Corporation*             68,900       1,196,104
  Microtune, Inc.*                   36,900         225,459
  Monolithic System                     300           1,869
    Technology, Inc.*+++
  Motive, Inc.*+++                   20,700         235,566
  MRO Software, Inc.*+++              1,400          18,228
  MRV Communications, Inc.*+++        8,500          31,195
  MSC.Software Corporation*+++        1,400          14,658
  Multi-Fineline Electronix,            200           3,648
    Inc.*+++
  National Instruments                8,650         235,713
    Corporation+++
  NetIQ Corporation*                  4,800          58,608
  NetScout Systems, Inc.*               300           2,094
  Network Equipment                     500           4,910
    Technologies, Inc.*
  Newport Corporation*                1,900          26,790
  Novatel Wireless, Inc.*+++         21,200         410,856
  Omnivision Technologies,           28,000         513,800
    Inc.*+++
  ON Semiconductor                      700           3,178
    Corporation*+++

                       See Notes to Financial Statements.

                                  SHARES          VALUE
                                -----------   -------------
  Open Solutions, Inc.*              15,700   $     407,572
  Oplink Communications, Inc.*        4,000           7,880
  Optical Communication                 700           1,750
    Products, Inc.*
  OSI Systems, Inc.*+++                 400           9,084
  Overland Storage, Inc.*               300           5,007
  palmOne, Inc.*+++                   3,575         112,791
  Parametric Technology              10,600          62,434
    Corporation*
  Park Electrochemical                1,500          32,520
    Corporation
  PC-Tel, Inc.*                         400           3,172
  PDF Solutions, Inc.*               33,000         531,630
  PEC Solutions, Inc.*+++               900          12,753
  Pegasystems, Inc.*+++                 100             853
  Pericom Semiconductor                 700           6,601
    Corporation*
  Perot Systems Corporation           4,800          76,944
    Class A*
  Pinnacle Systems, Inc.*+++          2,700          16,470
  Pixelworks, Inc.*                  29,200         331,128
  Planar Systems, Inc.*+++            1,000          11,230
  Plexus Corporation*+++              2,100          27,321
  ProcureNet, Inc.*+                  7,600               0
  Progress Software                     200           4,670
    Corporation*+++
  Quantum Corporation*+++             8,400          22,008
  Radisys Corporation*+++               300           5,865
  RADVision, Ltd.*+++                 5,200          70,200
  Redback Networks, Inc.*+++          2,788          14,944
  REMEC, Inc.*+++                     2,100          15,141
  RightNow Technologies, Inc.*          200           3,230
  Safeguard Scientifics,              5,800          12,296
    Inc.*+++
  SafeNet, Inc.*+++                  14,800         543,752
  Salesforce.com, Inc.*+++           10,900         184,646
  SBS Technologies, Inc.*               700           9,772
  ScanSoft, Inc.*+++                  1,500           6,285
  Semtech Corporation*+++            45,800       1,001,646
  Serena Software, Inc.*+++          20,000         432,800
  Silicon Graphics, Inc.*+++         21,800          37,714
  Silicon Image, Inc.*+++            20,000         329,200
  SimpleTech, Inc.*                     700           3,220
  Sirf Technology Holdings,             300           3,816
    Inc.*+++
  Skyworks Solutions, Inc.*+++       69,700         657,271
  SonicWALL, Inc.*                    2,200          13,904
  Spectrasite, Inc.*+++              20,000       1,158,000
  SPSS, Inc.*+++                        100           1,564
  SRA International, Inc.            10,400         667,680
    Class A*
  SS&C Technologies, Inc.            21,000         433,650
  Standard Microsystems                 800          14,264
    Corporation*
  Stellent, Inc.*+++                    600           5,292
  Sybase, Inc.*                      57,900       1,155,105
  Sycamore Networks, Inc.*+++        14,800          60,088
  SYKES Enterprises, Inc.*            1,300           9,035
  SYNNEX Corporation*+++                500          12,030
  Sypris Solutions, Inc.                500           7,655
  TALX Corporation                      900          23,211
  Tekelec*+++                        34,100         697,004
  Terremark Worldwide, Inc.*          6,100           3,904
  Tessera Technologies, Inc.*         8,000         297,680
  TIBCO Software, Inc.*              83,500       1,113,890
  Tier Technologies, Inc.*+++         1,400          12,950
  Trident Microsystems,              13,800         230,736
    Inc.*+++
  Trimble Navigation, Ltd.*          22,700         750,008
  Triquint Semiconductor,             4,700          20,915
    Inc.*
  TriZetto Group, Inc.*                 300           2,850
  Ulticom, Inc.*+++                     200           3,206
  UNOVA, Inc.*+++                     3,700          93,573
  Verity, Inc.*+++                    2,200          28,864
  Versata, Inc.*                        854           2,366
  Vignette Corporation*              11,200          15,568
  Volterra Semiconductor                100           2,216
    Corporation*
  WatchGuard Technologies,            1,400           6,202
    Inc.*
  webMethods, Inc.*                     600           4,326
  Zhone Technologies, Inc.*           4,625          11,979
  Zoran Corporation*+++               1,700          19,686
                                              -------------

                                                 39,179,769
                                              -------------

                                  SHARES          VALUE
                                -----------   -------------
UTILITIES -- 4.2%
  AirGate PCS, Inc.*                    700   $      24,920
  Alaska Communications                 800           6,904
    Systems Group, Inc.
  American States Water Co.+++        1,300          33,800
  Aquila, Inc.*+++                   20,000          73,800
  Atmos Energy Corporation            6,500         177,775
  Avista Corporation                 35,200         621,984
  Black Hills Corporation+++          2,700          82,836
  Boston Communications Group,          800           7,392
    Inc.*+++
  California Water Service            1,500          56,475
    Group+++
  Cascade Natural Gas                 1,000          21,200
    Corporation+++
  Centennial Communications           1,000           7,930
    Corporation*
  Central Vermont Public              1,000          23,260
    Service Corporation
  CH Energy Group, Inc.+++            1,300          62,465
  Cincinnati Bell, Inc.*             21,100          87,565
  Cleco Corporation                   4,200          85,092
  CMS Energy Corporation*+++         16,500         172,425
  Commonwealth Telephone             23,400       1,162,044
    Enterprises, Inc.*+++
  Connecticut Water Service,            700          18,543
    Inc.+++
  CT Communications, Inc.             1,600          19,680
  D & E Communications, Inc.          1,100          13,255

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES          VALUE
                                -----------   -------------
  Dobson Communications               4,200   $       7,224
    Corporation*+++
  Duquesne Light Holdings,            5,900         111,215
    Inc.+++
  El Paso Electric Co.*               4,200          79,548
  Empire District Electric Co.        2,200          49,896
  Energen Corporation                23,200       1,367,640
  Energy East Corporation+++         24,800         661,664
  EnergySouth, Inc.+++                  600          16,824
  General Communication, Inc.         3,800          41,952
    Class A*
  Golden Telecom, Inc.+++               500          13,210
  Idacorp, Inc.+++                   28,000         855,960
  Intrado, Inc.*+++                  21,900         264,990
  Iowa Telecommunications               900          19,413
    Services, Inc.
  ITC Deltacom, Inc.*+++                500             855
  Laclede Group, Inc.+++              1,800          56,070
  LCC International, Inc.*          107,100         624,393
  MDU Resources Group, Inc.          21,100         562,948
  Mediacom Communications             2,800          17,500
    Corporation*
  MGE Energy, Inc.+++                 1,500          54,045
  Middlesex Water Co.                   733          13,883
  New Jersey Resources                2,300          99,682
    Corporation+++
  Nicor, Inc.+++                      3,700         136,678
  NII Holdings, Inc. Class           20,650         979,843
    B*+++
  Northeast Utilities+++             68,600       1,293,110
  Northwest Natural Gas Co.+++        2,300          77,602
  NSTAR+++                           11,400         618,792
  Ormat Technologies, Inc.*             400           6,512
  Otter Tail Corporation              2,200          56,166
  Peoples Energy                      3,200         140,640
    Corporation+++
  Pepco Holdings, Inc.               72,300       1,541,435
  Piedmont Natural Gas Co.,           6,400         148,736
    Inc.+++
  PNM Resources, Inc.                28,550         722,030
  Price Communications                3,390          63,020
    Corporation*+++
  Primus Telecommunications           6,500          20,670
    Group, Inc.*+++
  PTEK Holdings, Inc.*               53,000         567,630
  Questar Corporation                16,100         820,456
  SCANA Corporation+++               30,500       1,201,700
  Shenandoah                            500          14,975
    Telecommunications Co.
  Sierra Pacific Resources*+++        9,900         103,950
  SJW Corporation                       600          21,840
  South Jersey Industries,            1,200          63,072
    Inc.
  Southern Union Co.*+++              5,560         133,335
  Southwest Gas Corporation           2,900          73,660
  Southwest Water Co.+++              1,434          19,291
  Southwestern Energy Co.*+++         8,300         420,727
  SureWest Communications+++            200           5,670
  Talk America Holdings,              2,400          15,888
    Inc.*+++
  Time Warner Telecom, Inc.           4,200          18,312
    Class A*+++
  Triton PCS Holdings, Inc.           3,200          10,944
    Class A*+++
  UGI Corporation                    34,100       1,395,031
  UIL Holdings Corporation+++         1,000          51,300
  Unisource Energy                   25,200         607,572
    Corporation+++
  USA Mobility, Inc.*                 1,500          52,965
  Western Wireless Corporation       23,600         691,480
    Class A*+++
  WGL Holdings, Inc.+++               4,100         126,444
  Wisconsin Energy Corporation       19,900         670,829
                                              -------------

                                                 20,570,562
                                              -------------

TOTAL COMMON STOCK
  (Cost $267,256,033)                           351,639,622
                                              -------------

SHORT-TERM INVESTMENTS -- 40.8%
  AB Funds Trust -- Money        87,232,578      87,232,578
    Market Fund (GS4
    Class)(inf)
  Northern Institutional        110,320,767     110,320,767
    Liquid Assets Portfolio
    sec.
                                              -------------

TOTAL SHORT-TERM INVESTMENTS
                                                197,553,345
  (Cost $197,553,345)
                                              -------------

                                    PAR           VALUE
                                -----------   -------------
U.S. TREASURY OBLIGATIONS -- 8.9%
U.S. Treasury Bills
  2.14%, 03/24/05++++           $40,530,000      40,336,348
  2.19%, 03/24/05++++             2,650,000       2,637,338
                                              -------------

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $42,969,605)                             42,973,686
                                              -------------

                                  SHARES
                                -----------
MUTUAL FUNDS -- 0.5%
  Gladstone Capital                     700   $      16,590
    Corporation
  iShares Russell 2000               15,300       1,981,350
  iShares Russell 2000 Value          1,625         313,560
                                              -------------
TOTAL MUTUAL FUNDS
  (Cost $2,011,104)                               2,311,500
                                              -------------
RIGHTS/WARRANTS -- 0.0%
CONSUMER DISCRETIONARY
  Lucent Technologies, Inc.,          7,571          11,962
    Wts. Expires 12/10/07*
    (Cost $11,811)
                                              -------------
TOTAL INVESTMENTS -- 122.7%
  (Cost $509,801,898)                           594,490,115
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- 22.7%                              (109,827,342)
                                              -------------
NET ASSETS -- 100.0%                          $ 484,662,773
                                              =============

                       See Notes to Financial Statements.

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Auto & Transportation                              3.5%
Consumer Discretionary                            14.8%
Consumer Staples                                   0.8%
Financial Services                                18.5%
Futures Contracts                                 25.8%
Healthcare                                         7.1%
Integrated Oils                                    0.2%
Materials & Processing                             6.9%
Mutual Funds                                       0.5%
Other                                              0.2%
Other Energy                                       3.4%
Producer Durables                                  4.8%
Short-Term Investments                            40.8%
Technology                                         8.1%
U.S. Treasury Obligations                          8.9%
Utilities                                          4.2%
Warrants                                           0.0%*
                                                -------
                                                 148.5%
                                                =======

---------------
+ Based on net assets.
* Rounds to less than 0.1%.

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

International equity markets produced solid returns in the fourth quarter as investors welcomed lower oil prices and the U.S. presidential election progressed toward a clear outcome. International equity market returns were enhanced by the continued decline of the U.S. dollar which weakened against all major currencies. Developed international stocks outperformed U.S. stocks during the quarter as the MSCI EAFE Index advanced 15.32%, while its domestic equity counterpart, the S&P 500(R) Index, returned 9.22%. For the year, the MSCI EAFE Index gained 20.25%, while the S&P 500(R) Index increased 10.86%. All sectors within the MSCI EAFE Index posted positive gains for the quarter, with the telecommunication services sector generating the highest return. Emerging markets outperformed the developed world as the MSCI Emerging Markets Free Index returned 17.24% for the quarter and 25.55% for the year.

The fund is primarily comprised of international stocks located in developed countries, and to a much lesser extent, in international stocks located in emerging markets (economies not deemed to be developed). The fund underperformed its benchmark, the MSCI ACWI (All Country World Index) Ex-U.S., during the fourth quarter. Security selection in the consumer staples sector detracted from benchmark-relative performance. The fund's holdings in Astrazeneca (0.70%), William Morrison Supermarkets (0.74%) and UCB (0.54%) were among the largest detractors from performance, while Telefonica (1.32%), Banca Intesa (1.05%) and France Telecom (0.85%) were the largest contributors to fund performance for the quarter. At the sub-adviser level, Genesis delivered the strongest benchmark-relative performance largely due to its security selection in the financials and energy sectors.

Foreign securities may involve additional risks, social and political instability, reduced market liquidity and currency volatility.

INTERNATIONAL EQUITY FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
--------------------------------------------------------------------------------

                                   GS2 CLASS*    GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                   ----------    ----------    ----------    -----------    ----------    ---------------------
  One Year                           18.93%        18.80%        18.52%        20.91%          N/A                 N/A
  Since Inception                    9.66%         9.51%         8.98%          9.80%         6.93%               7.35%
  Inception Date                    08/27/01      08/27/01      08/27/01      08/27/01       11/08/04           11/08/04

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.absbc.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                                                 MSCI ALL COUNTRY WORLD FREE EX-
                                                                         GS4 CLASS                         U.S. INDEX**
                                                                         ---------               -------------------------------
Aug 27 2001                                                                10000                              10000
Aug 2001                                                                    9777                               9707
Sep 2001                                                                    8731                               8675
Oct 2001                                                                    9014                               8918
Nov 2001                                                                    9460                               9325
Dec 2001                                                                    9539                               9445
Jan 2002                                                                    9203                               9039
Feb 2002                                                                    9375                               9104
Mar 2002                                                                    9891                               9594
Apr 2002                                                                    9994                               9651
May 2002                                                                   10149                               9748
Jun 2002                                                                    9728                               9324
Jul 2002                                                                    8773                               8414
Aug 2002                                                                    8765                               8413
Sep 2002                                                                    7939                               7519
Oct 2002                                                                    8274                               7922
Nov 2002                                                                    8541                               8302
Dec 2002                                                                    8400                               8033
Jan 2003                                                                    8061                               7750
Feb 2003                                                                    7887                               7592
Mar 2003                                                                    7687                               7439
Apr 2003                                                                    8348                               8148
May 2003                                                                    8870                               8661
Jun 2003                                                                    9148                               8895
Jul 2003                                                                    9426                               9131
Aug 2003                                                                    9731                               9401
Sep 2003                                                                    9913                               9663
Oct 2003                                                                   10487                              10288
Nov 2003                                                                   10652                              10511
Dec 2003                                                                   11408                              11313
Jan 2004                                                                   11576                              11493
Feb 2004                                                                   11822                              11783
Mar 2004                                                                   11937                              11851
Apr 2004                                                                   11584                              11474
May 2004                                                                   11549                              11500
Jun 2004                                                                   11804                              11745
Jul 2004                                                                   11549                              11400
Aug 2004                                                                   11584                              11488
Sep 2004                                                                   11901                              11856
Oct 2004                                                                   12271                              12268
Nov 2004                                                                   13033                              13116
Dec 2004                                                                   13553                              13678

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the MSCI ACWI(R) (All Country World Index) Ex-U.S.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The MSCI ACWI(R) (All Country World Index) Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Foreign securities may involve additional risks, social and political instability, reduced market liquidity and currency volatility.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004                 PAR            VALUE
-----------------             ------------   --------------
FOREIGN CONVERTIBLE BONDS -- 0.0%
SWITZERLAND
  Credit Suisse Group
    Finance, Ltd.
    6.00%, 12/23/05(S)
    (Cost $171,877)                241,000   $      289,090
                                             --------------

                                 SHARES
                              ------------
FOREIGN COMMON STOCK -- 96.6%
AUSTRALIA -- 4.1%
  Amcor, Ltd.+++                   855,614        4,929,768
  Australia and New Zealand
    Banking Group, Ltd.             47,363          764,464
  Brambles Industries,
    Ltd.+++                         39,820          216,944
  Coles Myer, Ltd.+++              822,970        6,360,952
  Commonwealth Bank of
    Australia                       73,200        1,841,948
  Insurance Australia Group,
    Ltd.                           120,400          606,874
  John Fairfax Holdings,
    Ltd.                           495,000        1,765,541
  Lend Lease Corporation,
    Ltd.                           474,509        4,928,577
  National Australia Bank,
    Ltd.+++                        307,706        6,951,702
  Promina Group, Ltd.               78,500          332,296
  QBE Insurance Group,
    Ltd.+++                         76,263          917,664
  Quantas Airways, Ltd.            656,700        1,909,863
  Rinker Group, Ltd.                87,418          729,813
  Telstra Corporation, Ltd.      1,415,414        5,447,863
  Wesfarmers, Ltd.                  28,455          887,775
  WMC Resources, Ltd.               98,500          557,487
  Woodside Petroleum,
    Ltd.+++                        574,000        9,044,178
  Woolworths, Ltd.                  50,500          594,201
                                             --------------

                                                 48,787,910
                                             --------------

AUSTRIA -- 0.1%
  Erste Bank Der
    Oesterreichischen
    Sparkassen AG                   11,600          619,655
  Telekom Austria AG                11,328          214,796
                                             --------------

                                                    834,451
                                             --------------

                                 SHARES          VALUE
                              ------------   --------------
BELGIUM -- 1.9%
  Colruyt SA+++                     40,100   $    6,518,906
  Electrabel SA+++                   6,959        3,102,558
  Fortis+++                        228,201        6,316,717
  UCB SA                           120,500        6,125,731
                                             --------------
                                                 22,063,912
                                             --------------
BRAZIL -- 0.7%
  Aracruz Celulose SA ADR            5,700          214,890
  Banco Bradesco SA ADR              7,200          180,432
  Brasil Telecom
    Participacoes SA ADR            18,000          686,700
  Braskem SA ADR+++                  3,500          178,360
  Companhia Brasileira de
    Distribuicao Grupo Pao
    de Acucar ADR+++                 1,000           25,600
  Companhia Energetica de
    Minas Gerais ADR+++              7,000          171,780
  Companhia Siderurgica
    Nacional SA ADR+++              15,000          286,800
  Companhia Vale do Rio Doce
    ADR+++                         144,200        3,515,595
  CPFL Energia SA ADR*               6,000          119,160
  Diagnosticos da America
    SA*                              8,100           72,888
  Grendene SA*                       5,400           64,044
  Natura Cosmeticos SA               5,200          151,732
  Petroleo Brasileiro SA ADR        61,688        2,453,949
  Tele Norte Leste
    Participacoes SA ADR+++         12,000          202,440
  Telesp Celular
    Participacoes SA ADR*           10,609           72,141
  Tim Participacoes SA ADR           7,000          107,940
                                             --------------
                                                  8,504,451
                                             --------------
CANADA -- 2.0%
  Abitibi-Consolidated,
    Inc.+++                         59,800          412,259
  Alcan, Inc.+++                    43,900        2,154,421
  Cameco Corporation+++             24,000          840,295
  First Quantum Minerals,
    Ltd.*                           94,300        1,467,842
  Great-West Lifeco, Inc.           18,600          414,489
  Inco, Ltd.*                       28,100        1,033,518
  Manulife Financial
    Corporation                    128,200        5,927,706
  National Bank of Canada           12,300          508,774
  Potash Corporation of
    Saskatchewan+++                 12,100        1,007,366
  Suncor Energy, Inc.              142,400        5,039,235
  Talisman Energy, Inc.             61,400        1,657,797
  TELUS Corporation                 48,200        1,421,014
  Thomson Corporation
    (The)+++                        58,400        2,060,391
                                             --------------
                                                 23,945,107
                                             --------------
CHILE -- 0.2%
  AFP Provida SA ADR                17,100          487,350
  Banco Santander Chile SA
    ADR                             12,000          406,320
  Embotelladora Andina SA
    ADR Class A                     30,100          393,106
  Embotelladora Andina SA
    ADR Class B                     40,000          520,400
  Empresas CMPC SA                   3,000           71,255
  Enersis SA ADR*+++                30,000          255,300
                                             --------------
                                                  2,133,731
                                             --------------
CHINA -- 0.4%
  Air China, Ltd. Class H*         246,000           94,948
  Aluminum Corporation of
    China, Ltd.+++                 312,000          184,646
  BYD Co., Ltd. Series H+++         70,000          185,521
  China Petroleum & Chemical
    Corporation Class H+++       2,102,000          865,388
  China Telecom Corporation,
    Ltd. Class H                 2,200,000          806,669

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                              ------------   --------------
  Datang International Power
    Generation Co., Ltd.
    Class H+++                     483,000   $      363,522
  Jiangsu Expressway Co.,
    Ltd. Class H+++              1,342,600          591,610
  Ping An Insurance Group
    Co. of China, Ltd. Class
    H*+++                          254,000          431,356
  Sinotrans, Ltd. Class H+++     2,062,600          603,705
  Travelsky Technology, Ltd.
    Class H                        210,100          170,292
  Yanzhou Coal Mining Co.,
    Ltd.+++                         90,000          128,527
  ZTE Corporation Class
    H*+++                           35,000          113,249
                                             --------------

                                                  4,539,433
                                             --------------

COLOMBIA -- 0.0%
  BanColombia SA ADR                16,800          237,216
                                             --------------

CROATIA -- 0.1%
  Pliva DD GDR+++                   61,400          767,500
                                             --------------

CZECH REPUBLIC -- 0.0%
  Cesky Telecom AS GDR               8,902          147,182
  Komercni Banka AS                  2,007          294,081
                                             --------------

                                                    441,263
                                             --------------

DENMARK -- 0.7%
  H. Lundbeck AS+++                 41,000          914,016
  Novo-Nordisk AS Class B+++       127,100        6,944,276
  TDC AS                            10,700          453,121
                                             --------------

                                                  8,311,413
                                             --------------

ECUADOR -- 0.1%
  Holcim Ecuador SA GDR             26,250          892,500
                                             --------------

EGYPT -- 0.3%
  Commercial International
    Bank                             7,900           50,706
  Commercial International
    Bank Ltd.                        3,100           19,897
  MobiNil -- Egyptian Mobile
    Services                        76,195        1,611,518
  Orascom Construction
    Industries                     145,866        1,743,183
  Orascom Telecom Holding*           2,450          101,140
                                             --------------

                                                  3,526,444
                                             --------------

                                 SHARES          VALUE
                              ------------   --------------
ESTONIA -- 0.2%
  Hansabank, Ltd.                  177,500   $    2,318,574
                                             --------------
FINLAND -- 0.5%
  Nokia OYJ+++                     207,300        3,274,196
  UPM-Kymmene OYJ                  124,300        2,764,099
                                             --------------
                                                  6,038,295
                                             --------------
FRANCE -- 8.2%
  Accor SA                          20,000          875,629
  Air Liquide SA                    10,023        1,852,831
  Assurances Generales de
    France                          27,100        2,024,120
  AXA                              111,700        2,760,237
  BNP Paribas SA                    58,600        4,245,453
  Bouygues SA                       73,300        3,387,522
  Carrefour SA                      49,396        2,352,638
  Compagnie de Saint-Gobain        119,234        7,182,888
  Compagnie Generale des
    Etablissements Michelin
    Class B                          8,500          545,215
  Dassault Systemes SA+++            9,500          479,068
  Essilor International SA
    Compagnie Generale
    D'Optique                        6,400          501,509
  France Telecom SA                292,546        9,686,585
  Groupe Danone                     16,000        1,477,776
  L'Oreal SA+++                     59,100        4,486,523
  Lafarge SA                        22,800        2,200,353
  Lagardere SCA                     39,618        2,859,475
  Pinault-Printemps-Redoute
    SA+++                           34,998        3,503,606
  Renault SA                        10,400          870,083
  Sanofi-Aventis                   146,020       11,670,485
  Schneider Electric SA             18,200        1,266,603
  Societe BIC SA                    14,600          734,267
  Societe Generale Class A          64,749        6,552,349
  Societe Television
    Francaise 1+++                 123,000        4,004,146
  Thomson SA                        45,970        1,215,328
  Total SA                          78,181       17,077,187
  Veolia Environnement+++           79,440        2,875,475
  Vivendi Universal SA*             27,500          878,041
                                             --------------
                                                 97,565,392
                                             --------------
GERMANY -- 4.2%
  Adidas-Salomon AG                 16,165        2,609,207
  Allianz AG+++                     32,000        4,245,209
  BASF AG                           29,393        2,117,479
  Bayer AG                         231,152        7,835,980
  Bayerische Hypo-und
    Vereinsbank AG                 217,678        4,941,175
  Bayerische Motoren Werke
    AG                              50,600        2,283,431
  Continental AG+++                 38,300        2,432,729
  DaimlerChrysler AG                47,200        2,262,161
  Deutsche Bank AG                   9,100          807,954
  Deutsche Boerse AG                15,591          938,385
  E.ON AG                           45,900        4,183,844
  Infineon Technologies
    AG+++                           50,400          546,679
  Metro AG                          27,700        1,524,498
  Muenchener
    Rueckversicherungs AG+++         6,700          823,726
  RWE AG                           129,160        7,145,320
  SAP AG                             5,300          946,609
  Siemens AG+++                     51,350        4,353,966
                                             --------------
                                                 49,998,352
                                             --------------
GREECE -- 0.1%
  Piraeus Bank SA                   75,000        1,310,996
                                             --------------

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                 SHARES          VALUE
                              ------------   --------------
HONG KONG -- 4.7%
  Bank of East Asia, Ltd.          143,000   $      444,305
  China Mengniu Dairy Co.,
    Ltd.*+++                       507,000          397,893
  China Mobile (Hong Kong),
    Ltd.                           963,500        3,266,333
  China Netcom Group
    Corporation (Hong Kong),
    Ltd.*                          350,000          475,060
  China Resources Power
    Holdings Co.+++              1,488,900          809,320
  CLP Holdings, Ltd.             1,150,000        6,613,532
  CNOOC, Ltd.+++                10,053,500        5,400,101
  Denway Motors, Ltd.+++         4,816,000        1,719,403
  Esprit Holdings, Ltd.+++          83,700          506,118
  Hang Lung Properties,
    Ltd.+++                      1,084,000        1,673,550
  Hang Seng Bank, Ltd.+++           29,700          412,675
  Hong Kong & China Gas Co.,
    Ltd.+++                      4,521,000        9,335,500
  Hongkong Electric
    Holdings, Ltd.                 552,500        2,523,415
  Hutchison Whampoa, Ltd.+++       556,000        5,203,983
  Jardine Matheson Holdings,
    Ltd.                           177,200        2,817,480
  Johnson Electric Holdings,
    Ltd.                           446,500          433,707
  Li & Fung, Ltd.+++               516,000          869,659
  Sun Hung Kai Properties,
    Ltd.+++                        455,000        4,551,346
  Swire Pacific, Ltd. Class
    A+++                           416,000        3,478,843
  Wharf Holdings, Ltd.+++        1,308,000        4,577,251
                                             --------------

                                                 55,509,474
                                             --------------

HUNGARY -- 0.3%
  BorsodChem Rt.                    23,400          239,406
  Matav Rt.+++                      55,000          263,246
  Matav Rt. ADR                     10,800          264,276
  Mol Magyar Olaj-es
    Gazipari Rt.+++                  9,164          644,486
  Mol Magyar Olaj-es
    Gazipari Rt. GDR                24,681        1,740,011
  OTP Bank Rt.                      18,435          568,173
                                             --------------

                                                  3,719,598
                                             --------------

INDIA -- 1.2%
  Andhra Bank, Ltd.                983,684        2,021,904
  Asian Paints (India) Ltd.        100,000          736,485
  Bharat Heavy Electricals,
    Ltd.                            18,196          322,271
  Bharti Televentures, Ltd.*       141,316          700,891
  GAIL India, Ltd. GDR              81,500        2,599,849
  Grasim Industries, Ltd.           10,879          330,937
  Gujarat Ambuja Cements,
    Ltd.*                           59,770          552,120
  HDFC Bank, Ltd.                   11,193          133,598
  Hero Honda Motors, Ltd.           70,000          919,646
  Hindalco Industries, Ltd.          9,212          302,362
  Infosys Technologies, Ltd.        13,660          656,447
  Larsen & Toubro, Ltd.             13,431          303,410
  National Thermal Power
    Corporation, Ltd.*              63,200          126,996
  Oil & Natural Gas
    Corporation, Ltd.               24,699          465,656
  Ranbaxy Laboratories, Ltd.        11,152          321,040
  Ranbaxy Laboratories, Ltd.
    GDR                             83,500        2,429,850
  Sun Pharmaceuticals
    Industries, Ltd.                56,000          714,267
  Tata Motors, Ltd.                 24,686          286,868
  UltraTech Cement, Ltd.            13,141          102,873
                                             --------------

                                                 14,027,470
                                             --------------

INDONESIA -- 0.8%
  Bank Rakyat Indonesia          4,727,200        1,464,121
  PT Bank Mandiri Persero
    TBK                          7,640,723        1,584,529
  PT Ramayana Lestari
    Sentosa TBK                  6,813,500          568,862
  PT Telekomunikasi
    Indonesia TBK                9,775,200        5,081,103
  PT Unilever Indonesia TBK      2,652,000          942,806
                                             --------------

                                                  9,641,421
                                             --------------

                                 SHARES          VALUE
                              ------------   --------------
IRELAND -- 0.6%
  Allied Irish Banks PLC           120,500   $    2,501,067
  CRH PLC                          128,462        3,437,475
  Elan Corporation PLC
    ADR*+++                         21,500          585,875
  Irish Life & Permanent PLC        59,300        1,112,328
                                             --------------
                                                  7,636,745
                                             --------------
ISRAEL -- 0.3%
  Bank Hapoalim, Ltd.              135,400          456,662
  Check Point Software
    Technologies, Ltd.*+++          53,500        1,317,705
  Lipman Electronic
    Engineering, Ltd.               11,300          315,270
  Teva Pharmaceutical
    Industries, Ltd. ADR+++         35,500        1,060,030
                                             --------------
                                                  3,149,667
                                             --------------
ITALY -- 3.1%
  Banca Intesa SpA               2,500,544       12,031,975
  Enel SpA                         197,935        1,945,182
  Ente Nazionale Idrocarburi
    SpA                            404,813       10,135,457
  Mediaset SpA                     500,223        6,343,728
  Telecom Italia Mobile
    SpA+++                         307,800        2,301,074
  Telecom Italia SpA             1,178,809        3,829,487
  UniCredito Italiano SpA          125,500          721,578
                                             --------------
                                                 37,308,481
                                             --------------
JAPAN -- 20.9%
  Advantest Corporation+++          45,300        3,885,889
  Aeon Co., Ltd.                   106,400        1,775,583
  Aiful Corporation+++               4,605          506,474

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                              ------------   --------------
  Bank of Fukuoka, Ltd.
    (The)+++                       370,000   $    2,437,299
  Bridgestone Corporation+++       160,000        3,185,323
  Canon, Inc.                      278,800       15,046,004
  Chubu Electric Power Co.,
    Inc.+++                          7,800          187,255
  Daito Trust Construction
    Co., Ltd.+++                     6,800          323,178
  Daiwa House Industry Co.,
    Ltd.                            47,000          534,352
  Denso Corporation                325,500        8,719,601
  East Japan Railway Co.                90          500,634
  Eisai Co., Ltd.                  211,800        6,965,609
  FamilyMart Co., Ltd.              68,000        1,980,872
  Fanuc, Ltd.+++                    90,600        5,923,880
  Fuji Photo Film Co., Ltd.         77,100        2,814,033
  Fujisawa Pharmaceutical
    Co., Ltd.+++                   170,000        4,653,557
  Furukawa Electric Co.,
    Ltd.+++                        103,000          570,938
  Hirose Electric Co.,
    Ltd.+++                         41,000        4,793,403
  Hitachi, Ltd.+++                 506,000        3,506,002
  Honda Motor Co., Ltd.+++         106,700        5,529,199
  Hoya Corporation                   5,500          621,011
  Ito-Yokado Co., Ltd.              85,000        3,566,898
  Japan Airlines Corporation       102,000          295,638
  JSR Corporation+++                45,000          985,898
  Kansai Electric Power Co.,
    Inc. (The)                      49,000          994,633
  Kao Corporation                  263,000        6,724,505
  KDDI Corporation                   1,222        6,582,844
  Keyence Corporation+++            21,000        4,705,377
  Konica Corporation                77,500        1,028,594
  Kyocera Corporation               17,000        1,308,968
  Matsushita Electric
    Industrial Co., Ltd.+++        339,686        5,390,157
  Millea Holdings, Inc.                694       10,294,525
  Mitsubishi Corporation+++         85,100        1,099,565
  Mitsubishi Estate Co.,
    Ltd.                           852,100        9,978,725
  Mitsubishi Heavy
    Industries, Ltd.               142,000          403,259
  Mitsubishi Motors
    Corporation*+++                180,000          205,524
  Mitsubishi Tokyo Financial
    Group, Inc.                        905        9,185,127
  Mitsui Fudosan Co., Ltd.          55,000          668,244
  Mitsui Sumitomo Insurance
    Co., Ltd.+++                   133,000        1,155,167
  Mizuho Financial Group,
    Inc.                               110          553,918
  Murata Manufacturing Co.,
    Ltd.+++                          9,700          542,412
  NEC Corporation                   89,000          553,264
  NEC Electronics
    Corporation+++                   7,300          356,202
  Nidec Corporation+++               5,900          719,147
  Nikko Cordial
    Corporation+++                 570,000        3,020,494
  Nikon Corporation                 44,000          543,613
  Nintendo Co., Ltd.                 7,100          891,744
  Nippon Electric Glass Co.,
    Ltd.                             8,000          204,548
  Nippon Express Co., Ltd.         376,000        1,853,030
  Nippon Telegraph &
    Telephone Corporation              790        3,546,404
  Nissan Motor Co., Ltd.           485,700        5,280,275
  Nitto Denko Corporation+++         9,900          542,969
  Nomura Holdings, Inc.+++         100,000        1,457,988
  NTT DoCoMo, Inc.                   1,600        2,951,108
  Omron Corporation+++              20,000          477,213
  ORIX Corporation+++               37,500        5,094,174
  Ricoh Co., Ltd.                   23,000          443,749
  Rohm Co., Ltd.                    52,600        5,441,202
  Sankyo Co. Ltd.                   62,800        1,418,776
  Secom Co., Ltd.+++               105,000        4,201,230
  Sekisui House, Ltd.+++           113,000        1,316,698
  Sharp Corporation+++             259,000        4,228,623
  Shimamura Co., Ltd.+++             5,500          401,483
  Shin-Etsu Chemical Co.,
    Ltd.                           120,000        4,918,513
  Shionogi & Co., Ltd.+++           87,000        1,203,074
  SMC Corporation+++                 9,400        1,076,042
  Softbank Corporation+++           13,700          667,151
  Sompo Japan Insurance,
    Inc.+++                         54,900          559,340
  Sony Corporation+++              119,100        4,602,674
  Sumitomo Chemical Co.,
    Ltd.+++                        488,000        2,390,709
  Sumitomo Corporation+++           12,000          103,523
  Sumitomo Mitsui Financial
    Group, Inc.                        253        1,839,416
  Suzuki Motor
    Corporation+++                 105,000        1,918,220
  T&D Holdings, Inc.                50,800        2,429,199
  Takeda Pharmaceutical Co.,
    Ltd.                           301,700       15,192,466
  TDK Corporation                   17,000        1,259,198
  THK Co., Ltd.+++                  80,500        1,594,759
  Tokyo Electron, Ltd.              58,900        3,627,003
  Tokyo Gas Co., Ltd.+++           154,000          631,209
  Tostem Inax Holding
    Corporation                     22,000          399,551
  Toyota Motor Corporation         194,000        7,894,798
  UFJ Holdings, Inc.+++                559        3,387,713
  Uni-Charm Corporation+++          10,500          503,123
  West Japan Railway Co.               483        1,951,420
  Yahoo Japan Corporation*              93          446,531
  Yamada Denki Co., Ltd.+++         12,600          539,807
  Yamaha Corporation+++            109,000        1,663,667
  Yamanouchi Pharmaceutical
    Co., Ltd.+++                    10,600          412,745
  Yamato Transport Co., Ltd.        81,500        1,208,939
                                             --------------

                                                247,494,798
                                             --------------

                                 SHARES          VALUE
                              ------------   --------------
LUXEMBOURG -- 0.1%
  SES Global                        48,900   $      631,439
                                             --------------

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                 SHARES          VALUE
                              ------------   --------------
MALAYSIA -- 0.5%
  AirAsia BHD*                     551,000   $      240,700
  Astro All Asia Networks
    PLC*                           101,600          144,379
  Commerce Asset Holdings
    BHD                            347,900          430,297
  IOI Corporation BHD              176,900          442,250
  Malayan Banking BHD              229,800          713,589
  Maxis Communications BHD         113,600          279,516
  MK Land Holdings BHD             841,300          391,869
  OYL Industries BHD               109,000        1,090,000
  Public Bank BHD                  353,850          692,052
  Telekom Malaysia BHD              84,600          258,253
  Transmile Group BHD              420,000          983,684
                                             --------------

                                                  5,666,589
                                             --------------

MEXICO -- 1.2%
  America Movil SA de CV ADR
    Series L                        66,700        3,491,744
  Cemex SA de CV                   200,666        1,465,346
  Cemex SA de CV ADR                83,714        3,048,864
  Coca-Cola Femsa SA de CV
    ADR+++                           7,000          166,320
  Corporacion Geo SA de CV*          8,000           16,004
  Grupo Mexico SA de CV
    Series B                        14,000           70,647
  Grupo Televisa SA ADR             28,642        1,732,841
  Kimberly-Clark de Mexico
    SA de CV Class A                60,000          207,231
  Telefonos de Mexico SA de
    CV ADR Class L                  48,900        1,873,848
  Urbi Desarrollos Urbanos
    SA*                             58,000          253,396
  Wal-Mart de Mexico SA de
    CV Series V                    383,698        1,318,349
                                             --------------

                                                 13,644,590
                                             --------------

NETHERLANDS -- 4.8%
  ABN AMRO Holding NV              220,426        5,839,476
  Aegon NV                         176,567        2,407,186
  Akzo Nobel NV                     41,000        1,748,783
  ING Groep NV                     349,579       10,577,173
  Koninklijke Numico NV+++          13,600          490,428
  Koninklijke Philips
    Electronics NV                  18,500          490,601
  Reed Elsevier NV+++              510,211        6,955,847
  Royal Dutch Petroleum
    Co.+++                         261,888       15,075,380
  Royal Dutch Petroleum Co.
    (New York Shares)               12,100          694,298
  Royal KPN NV                     374,400        3,557,233
  TPG NV                           104,600        2,840,707
  Unilever NV                       28,000        1,877,450
  VNU NV                           130,974        3,868,513
                                             --------------

                                                 56,423,075
                                             --------------

NEW ZEALAND -- 0.5%
  Telecom Corporation of New
    Zealand, Ltd.                1,323,332        5,878,416
                                             --------------

NORWAY -- 0.4%
  DNB NOR ASA                       66,000          651,103
  Norsk Hydro ASA                   34,500        2,717,096
  Norske Skogindustrier ASA         19,100          413,116
  Statoil ASA                       49,900          782,693
  Yara International ASA*           28,000          368,686
                                             --------------

                                                  4,932,694
                                             --------------

PERU -- 0.0%
  Compania de Minas
    Buenaventura SA ADR+++           6,300          144,270
                                             --------------

                                 SHARES          VALUE
                              ------------   --------------
PHILIPPINES -- 0.1%
  Globe Telecom, Inc.                9,900   $      168,454
  SM Prime Holdings, Inc.        7,918,000        1,086,301
                                             --------------
                                                  1,254,755
                                             --------------
POLAND -- 0.1%
  Powszechna Kasa
    Oszczednosci Bank Polski
    SA*                            120,441        1,117,801
                                             --------------
PORTUGAL -- 0.4%
  Banco Comercial Portugues
    SA Series R                    538,879        1,384,370
  Portugal Telecom SGPS SA         305,799        3,782,482
                                             --------------
                                                  5,166,852
                                             --------------
ROMANIA -- 0.0%
  SNP Petrom SA                  2,900,000          332,238
                                             --------------
RUSSIA -- 0.5%
  LUKOIL ADR                        18,253        2,215,914
  Mechel Steel Group OAO
    ADR*+++                          9,600          214,560
  Mining and Metallurgical
    Co. Norilsk Nickel
    ADR+++                           7,929          440,060
  Mobile Telesystems ADR+++         10,300        1,426,653
  Vimpel-Communications
    ADR*+++                         12,200          440,908
  Wimm-Bill-Dann Foods OJSC
    ADR*+++                         55,400          792,774
                                             --------------
                                                  5,530,869
                                             --------------
SINGAPORE -- 0.8%
  DBS Group Holdings, Ltd.         185,000        1,824,614
  Oversea-Chinese Banking
    Corporation, Ltd.              346,000        2,861,431
  Singapore
    Telecommunications, Ltd.     2,569,356        3,746,059
  United Overseas Bank, Ltd.        47,000          397,329
  Venture Corporation,
    Ltd.+++                         42,000          409,091
                                             --------------
                                                  9,238,524
                                             --------------
SOUTH AFRICA -- 1.8%
  ABSA Group, Ltd.+++               71,530          964,822
  Alexander Forbes, Ltd.           400,000          756,157
  Anglo American PLC+++            144,271        3,418,714
  AngloGold Ashanti, Ltd.
    ADR+++                          53,389        1,940,690

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                              ------------   --------------
  Edgars Consolidated
    Stores, Ltd.                     3,666   $      196,680
  Gold Fields, Ltd.+++               3,414           42,116
  Impala Platinum Holdings,
    Ltd.                             3,894          331,081
  Ispat Iscor, Ltd.                 55,219          641,996
  Liberty Group, Ltd.+++            21,158          250,122
  Massmart Holdings, Ltd.           71,943          578,353
  MTN Group, Ltd.+++               569,911        4,400,467
  Naspers, Ltd.                     30,324          403,692
  Nedcor, Ltd.                      27,188          375,456
  Sanlam, Ltd.                     344,601          795,174
  Sasol, Ltd.                      153,995        3,307,459
  Standard Bank Group, Ltd.        189,412        2,212,258
  Telkom SA, Ltd.                   21,026          365,751
  VenFin, Ltd.                     199,900          890,613
                                             --------------

                                                 21,871,601
                                             --------------

SOUTH KOREA -- 2.8%
  AMOREPACIFIC Corporation             680          170,460
  GS Holdings Corporation*          12,240          264,853
  Hankook Tire Co., Ltd.            95,195          937,972
  Hyundai Department Store
    Co., Ltd.                        4,980          162,600
  Hyundai Mobis                     20,740        1,312,278
  Hyundai Motor Co., Ltd.           30,250        1,621,788
  Kookmin Bank                      81,511        3,188,945
  Kookmin Bank ADR*                 41,379        1,617,091
  Korea Electric Power
    Corporation                     61,210        1,587,605
  Korea Electric Power
    Corporation ADR+++              86,800        1,149,232
  KT Corporation                    30,670        1,229,526
  KT Corporation ADR                18,650          406,757
  KT Freetel                        24,000          572,643
  LG Chem, Ltd.                      5,380          214,379
  LG Electronics, Inc.               2,080          128,794
  LG Engineering &
    Construction Corporation         4,660          128,294
  LG Philips LCD Co., Ltd.*          8,250          310,810
  POSCO                              6,700        1,210,298
  POSCO ADR                          9,300          414,129
  S-Oil Corporation                  8,430          545,605
  S1 Corporation                    39,280        1,384,969
  Samsung Electronics Co.,
    Ltd.+++                          8,460        3,681,636
  Samsung Electronics Co.,
    Ltd. (Non-Voting Shares)
    GDR 144A                        10,109        1,457,465
  Samsung Electronics Co.,
    Ltd. GDR 144A                   16,359        3,561,259
  Samsung Fire & Marine
    Insurance Co., Ltd.             24,780        1,950,898
  Samsung SDI Co., Ltd.              4,640          506,491
  Shinsegae Co., Ltd.                5,000        1,374,131
  SK Telecom Co., Ltd.              10,220        1,944,880
  SK Telecom Co., Ltd. ADR          11,300          251,425
  Tae Young Corporation             10,000          362,249
                                             --------------

                                                 33,649,462
                                             --------------

SPAIN -- 4.2%
  Acerinox SA+++                    61,756          991,353
  ACS, Actividades de
    Construccion y Servicios
    SA                              98,289        2,244,468
  Banco Bilbao Vizcaya
    Argentaria SA+++               209,700        3,719,702
  Banco Santander Central
    Hispano SA                     460,908        5,719,845
  Endesa SA+++                     131,800        3,097,488
  Iberdrola SA                     346,180        8,799,193
  Inditex SA+++                    211,200        6,229,496
  Repsol YPF SA+++                 138,137        3,597,533
  Telefonica SA                    800,600       15,082,664
                                             --------------

                                                 49,481,742
                                             --------------

                                 SHARES          VALUE
                              ------------   --------------
SWEDEN -- 1.6%
  Assa Abloy AB Class B             34,674   $      592,214
  Autoliv, Inc. AB+++               24,291        1,162,389
  ForeningsSparbanken AB               400            9,962
  Hennes & Mauritz AB Class
    B                              144,200        5,023,370
  Nordea Bank AB                   400,000        4,056,610
  Sandvik AB                        35,200        1,419,568
  Scania AB Class B+++              14,300          565,940
  Telefonaktiebolaget LM
    Ericsson ADR*+++                14,600          459,754
  Telefonaktiebolaget LM
    Ericsson Class B             1,070,000        3,413,489
  Volvo AB Class B                  52,224        2,070,759
                                             --------------
                                                 18,774,055
                                             --------------
SWITZERLAND -- 3.9%
  Adecco SA                          8,276          416,675
  Ciba Specialty Chemicals,
    Inc.+++                         26,600        2,023,481
  Compagnie Financiere
    Richemont AG Class A           102,849        3,423,476
  Credit Suisse Group*+++           33,185        1,394,990
  Holcim, Ltd.                      45,217        2,723,916
  Nestle SA                         51,565       13,490,975
  Novartis AG                      138,567        6,982,578
  Roche Holding AG                  34,921        4,020,015
  Serono SA Class B+++                 794          523,002
  STMicroelectronics NV+++          44,600          862,802
  Swiss Reinsurance                 33,517        2,390,492
  Swisscom AG                        7,070        2,785,472
  Syngenta AG                        7,092          753,420
  Synthes, Inc.*                     5,420          607,730
  UBS AG                            18,004        1,509,701
  Zurich Financial Services
    AG                              11,900        1,984,205
                                             --------------
                                                 45,892,930
                                             --------------

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                 SHARES          VALUE
                              ------------   --------------
TAIWAN -- 1.5%
  AU Optronics Corporation       1,538,000   $    2,227,648
  Basso Industry Corporation        18,000           39,760
  Catcher Technology Co.,
    Ltd.                             1,000            3,298
  Cathay Financial Holding
    Co., Ltd.+++                   464,000          951,720
  Cathay Financial Holding
    Co., Ltd. GDR                   11,009          222,932
  China Steel Corporation          684,385          773,146
  Chinatrust Financial
    Holding Co., Ltd.              724,137          866,040
  Chunghwa Telecom Co., Ltd.       180,000          355,002
  Compal Electronics, Inc.       1,591,336        1,591,838
  Far EasTone
    Telecommunications Co.,
    Ltd.                           541,600          657,987
  Faraday Technology
    Corporation                    268,747          470,668
  Formosa Chemical & Fibre
    Co.                            145,000          276,822
  HON HAI Precision Industry
    Co., Ltd.                      297,649        1,380,701
  MediaTek, Inc.                    95,429          650,447
  Phoenixtec Power Co., Ltd.       481,605          582,060
  Quanta Computer, Inc.            228,348          410,724
  Siliconware Precision
    Industries Co.                 165,000          136,415
  Taiwan Semiconductor
    Manufacturing Co.,
    Ltd.+++                        183,678        1,559,430
  Taiwan Semiconductor
    Manufacturing Co., Ltd.
    ADR                          3,079,566        4,907,480
  United Microelectronics
    Corporation*                   198,000          128,085
  Vanguard International
    Semiconductor
    Corporation*                    77,000           53,698
                                             --------------

                                                 18,245,901
                                             --------------

THAILAND -- 0.6%
  Advanced Info Service
    Public Co., Ltd.               387,200        1,066,420
  Airports of Thailand PCL         714,500          947,149
  Kasikornbank Public Co.,
    Ltd.*                          730,300        1,052,685
  Kiatnakin Finance Public
    Co., Ltd.                      397,600          345,405
  PTT Exploration and
    Production Public Co.,
    Ltd.                           217,100        1,620,566
  PTT Public Co., Ltd.             314,800        1,401,812
  Siam Cement Public Co.,
    Ltd.                            65,200          463,197
                                             --------------

                                                  6,897,234
                                             --------------

                                 SHARES          VALUE
                              ------------   --------------
TURKEY -- 0.2%
  Akbank TAS                    31,603,565   $      195,691
  Hurriyet Gazetecilik Ve
    Matbaacilik AS              95,355,848          224,866
  Migros Turk TAS              120,225,000          998,532
  Turk Sise ve Cam
    Fabrikalari AS              45,835,041          126,441
  Turkiye Garanti Bankasi
    AS*                        148,810,379          470,102
  Turkiye IS Bankasi Class C    70,958,742          392,023
                                             --------------
                                                  2,407,655
                                             --------------
UNITED KINGDOM -- 14.9%
  Antofagasta PLC                   56,700        1,220,303
  ARM Holdings PLC+++              110,000          233,364
  Associated British Foods
    PLC                             24,600          368,627
  AstraZeneca PLC+++               220,312        7,999,933
  Aviva PLC                        189,663        2,286,763
  BAE Systems PLC                   26,221          116,038
  BG Group PLC                   2,120,818       14,414,032
  BHP Billiton PLC+++               90,931        1,065,624
  BOC Group PLC                    248,090        4,732,122
  Boots Group PLC                  558,434        7,027,865
  BP PLC+++                      1,243,238       12,125,420
  Brambles Industries PLC          638,524        3,190,412
  Capita Group PLC                 185,880        1,305,256
  Centrica PLC                     572,850        2,598,314
  Compass Group PLC                525,585        2,484,838
  GKN PLC                          566,471        2,572,099
  GlaxoSmithKline PLC              422,548        9,913,479
  HBOS PLC                         491,800        8,006,878
  HSBC Holdings PLC                107,900        1,820,913
  Intercontinental Hotels
    Group PLC+++                   175,173        2,177,641
  International Power PLC*         562,611        1,668,843
  Johnson Matthey PLC               82,300        1,561,118
  Johnston Press PLC                42,300          440,168
  Kingfisher PLC                   743,000        4,418,542
  Lloyds TSB Group PLC             928,844        8,434,955
  Misys PLC                        564,300        2,267,015
  National Grid Transco PLC        119,400        1,137,011
  Next PLC                         134,503        4,260,835
  Pearson PLC                      381,415        4,602,374
  Reckitt Benckiser PLC            167,120        5,050,240
  Reed Elsevier PLC                168,100        1,550,743
  Rio Tinto PLC                    173,177        5,096,960
  Rolls-Royce Group PLC            553,958        2,626,955
  Rolls-Royce Group PLC B
    Shares                      17,615,864           32,130
  Royal Bank of Scotland
    Group PLC                      277,256        9,325,967
  Scottish Power PLC               145,700        1,128,010
  Shell Transport & Trading
    Co. PLC                        683,300        5,824,695
  Smith & Nephew PLC               319,360        3,268,034
  Smiths Group PLC+++               67,800        1,069,992
  Standard Chartered PLC            64,700        1,203,047
  Tesco PLC                        409,200        2,527,744

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                              ------------   --------------
  Unilever PLC+++                  610,193   $    5,992,274
  Vodafone Group PLC             4,408,550       11,955,370
  Wm Morrison Supermarkets
    PLC                            980,000        3,894,711
  Wolseley PLC                      30,000          560,707
  Xstrata PLC                       71,200        1,274,016
                                             --------------

                                                176,832,377
                                             --------------

VENEZUELA -- 0.0%
  Compania Anonima Nacional
    Telefonos de Venezuela
    ADR                              6,001          134,362
                                             --------------

TOTAL FOREIGN COMMON STOCK
  (Cost $862,174,923)                         1,144,854,025
                                             --------------

FOREIGN PREFERRED STOCK -- 0.6%
BRAZIL -- 0.3%
  Caemi Mineracao e
    Metalurgia SA                  175,000          150,226
  Companhia de Tecidos do
    Norte de Minas --
    Coteminas                    4,576,860          516,965
  Companhia Siderurgica
    Belgo Mineira                  292,000          166,009
  Companhia Siderurgica de
    Tubarao                      1,540,000           90,742
  Investimentos Itau SA            411,244          712,244
  Petroleo Brasileiro SA ADR        41,500        1,502,715
                                             --------------

                                                  3,138,901
                                             --------------

JAPAN -- 0.2%
  SMFG Finance, Ltd. 2.25%
    CONV                        18,000,000          419,830
  SMFG Finance, Ltd. 144A
    2.25% CONV                  78,000,000        1,819,265
                                             --------------

                                                  2,239,095
                                             --------------

SOUTH KOREA -- 0.1%
  Samsung Electronics Co.,
    Ltd.                             2,280          657,438
                                             --------------

TOTAL FOREIGN PREFERRED STOCK
  (Cost $3,214,489)                               6,035,434
                                             --------------

SHORT-TERM INVESTMENTS -- 19.0%
  AB Funds Trust -- Money
    Market Fund (GS4
    Class)(inf)                 33,560,705       33,560,705
  Northern Institutional
    Liquid Assets Portfolio
    (sec.)                     191,968,841      191,968,841
                                             --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $225,529,546)                           225,529,546
                                             --------------

TOTAL INVESTMENTS -- 116.2%
  (Cost $1,091,090,835)                       1,376,708,095
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (16.2%)                            (191,955,621)
                                             --------------

NET ASSETS -- 100.0%                         $1,184,752,474
                                             ==============


PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Australia                                          4.1%
Austria                                            0.1%
Belgium                                            1.9%
Brazil                                             1.0%
Canada                                             2.0%
Chile                                              0.2%
China                                              0.4%
Colombia                                           0.0%*
Croatia                                            0.1%
Czech Republic                                     0.0%*
Denmark                                            0.7%
Ecuador                                            0.1%
Egypt                                              0.3%
Estonia                                            0.2%
Finland                                            0.5%
Forward Foreign Currency Contracts                (2.4%)
France                                             8.2%
Germany                                            4.2%
Greece                                             0.1%
Hong Kong                                          4.7%
Hungary                                            0.3%
India                                              1.2%
Indonesia                                          0.8%
Ireland                                            0.6%
Israel                                             0.3%
Italy                                              3.1%
Japan                                             21.1%
Luxembourg                                         0.1%
Malaysia                                           0.5%
Mexico                                             1.2%
Netherlands                                        4.8%
New Zealand                                        0.5%
Norway                                             0.4%
Peru                                               0.0%*
Philippines                                        0.1%
Poland                                             0.1%
Portugal                                           0.4%
Romania                                            0.0%*
Russia                                             0.5%
Short-Term Investments                            19.0%
Singapore                                          0.8%
South Africa                                       1.8%
South Korea                                        2.9%
Spain                                              4.2%
Sweden                                             1.6%
Switzerland                                        3.9%
Taiwan                                             1.5%
Thailand                                           0.6%
Turkey                                             0.2%
United Kingdom                                    14.9%
Venezuela                                         0.0%*
                                                 ------
                                                 113.8%
                                                 ======

---------------
+ Based on net assets.

*  Rounds to less than 0.1%.

                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:
ADR    --   American Depository Receipt
CONV   --   Convertible
GDR    --   Global Depository Receipt
IO     --   Interest Only (Principal amount shown is
            notional)
PO     --   Principal Only
REIT   --   Real Estate Investment Trust
STEP   --   Stepped Coupon Bonds (1)
STRIP  --   Stripped Security
TBA    --   To be announced.
144A   --   Security was purchased pursuant to Rule
            144A under the Securities Act of 1933
            and may not be resold subject to that
            rule except to qualified institutional
            buyers.
INVESTMENT FOOTNOTES:
++++   --   All or a portion of the security was
            held as collateral for open futures,
            options and/or swap contracts.
@      --   Illiquid.
*      --   Non-income producing security.
#      --   Security in default.
+      --   Security is valued at fair value.
sec.   --   Security purchased with the cash
            proceeds from securities loaned.
++     --   Variable rate security (1).
(omg)  --   Interest rates shown reflect the
            effective yields as of December 31,
            2004.
(inf)  --   Affiliated fund.
+++    --   Security either partially or fully on
            loan.
FOREIGN BOND FOOTNOTES:
(B)    --   Par is denominated in Brazilian Reals.
(C)    --   Par is denominated in Canadian Dollars.
(E)    --   Par is denominated in European Euros.
(G)    --   Par is denominated in Singapore Dollars.
(J)    --   Par is denominated in Japanese Yen.
(K)    --   Par is denominated in Swedish Kronas.
(M)    --   Par is denominated in Mexican Pesos.
(N)    --   Par is denominated in Norwegian Krone.
(P)    --   Par is denominated in Polish Zloty.
(R)    --   Par is denominated in South African
            Rand.
(S)    --   Par is denominated in Swiss Francs.
(U)    --   Par is denominated in British Pounds.
(Z)    --   Par is denominated in New Zealand
            Dollars.
SWAP AGREEMENT FOOTNOTES:
(a)    --   Counterparty to contract is Goldman
            Sachs Capital Markets, LP.
(b)    --   Counterparty to contract is UBS AG.
(c)    --   Counterparty to contract is Morgan
            Stanley Capital Services.
(d)    --   Counterparty to contract is Barclays
            Capital.
(e)    --   Counterparty to contract is Lehman
            Brothers Special Financing, Inc.
(f)    --   Counterparty to contract is Citibank NA
            London.
(g)    --   Counterparty to contract is JPMorgan
            Chase Bank.
(h)    --   Counterparty to contract is Merrill
            Lynch Capital Services, Inc.
(i)    --   Counterparty to contract is Wachovia
            Bank.
(j)    --   Counterparty to contract is Greenwich
            Capital Derivatives.

(1) Interest rates shown reflect the rates currently in effect unless otherwise noted. Maturity date for money market instruments is the date of the next interest rate reset.

                      (This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                 MONEY        LOW-DURATION    MEDIUM-DURATION
DECEMBER 31, 2004                                             MARKET FUND      BOND FUND         BOND FUND
-----------------                                             ------------   --------------   ---------------
ASSETS
Investments in securities of unaffiliated issuers at value    $910,041,968   $1,066,948,327   $1,132,343,999
Investments in securities of affiliated issuers at value                --       31,260,577       64,710,276
                                                              ------------   --------------   --------------
  Total investments (1)(2)                                     910,041,968    1,098,208,904    1,197,054,275
Cash                                                             2,519,379        6,012,980       15,472,212
Cash collateral for futures                                             --               --           58,900
Foreign currency (3)                                                    --          306,993        2,739,400
Receivables:
  Dividends and reclaims                                                --           38,680           86,885
  Interest                                                       1,090,134        4,627,615        7,329,654
  Swap transactions                                                     --               --          240,939
  Investment securities sold                                            --        2,169,538        4,416,011
  Maturities                                                            --          124,186           14,308
  Fund shares sold                                              12,236,914           40,427           39,996
  Variation margin                                                      --          180,691          277,587
  Securities lending                                                    13           31,822           66,546
  Unrealized appreciation on foreign currency exchange
    contracts                                                           --            5,389           84,162
  Unrealized appreciation on swap agreements                            --          653,268        3,453,026
Prepaid expenses and other assets                                   44,335           31,729           30,963
                                                              ------------   --------------   --------------
  Total Assets                                                 925,932,743    1,112,432,222    1,231,364,864
                                                              ------------   --------------   --------------
LIABILITIES
Cash overdraft                                                          --               --               --
Options written at value (4)                                            --           52,326        1,085,951
Unrealized depreciation on foreign currency exchange
  contracts                                                             --           63,189          604,910
Unrealized depreciation on swap agreements                              --          694,861        7,028,721
Collateral held for securities on loan at value                         --      205,194,495      264,765,910
Payables:
  Investment securities purchased                                       --       35,223,358       28,476,317
  Fund shares purchased                                         16,637,945              831          161,827
  Swap transactions                                                     --               --          701,583
  Variation margin                                                      --            8,281          207,925
  Securities lending                                                     4            9,523           19,918
Accrued expenses
  Advisory fee payable                                             101,348           68,469           62,714
  Distribution fee payable                                           1,654            2,628            2,666
  Service fee payable                                              136,741          128,419          136,738
  Other accrued expenses                                           111,801          251,869          301,322
                                                              ------------   --------------   --------------
  Total Liabilities                                             16,989,493      241,698,249      303,556,502
                                                              ------------   --------------   --------------
NET ASSETS                                                    $908,943,250   $  870,733,973   $  927,808,362
                                                              ============   ==============   ==============
NET ASSETS CONSIST OF:
Paid-in-capital                                               $908,945,572   $  876,012,795   $  908,995,897
Undistributed net investment income (loss)                             622          423,201         (668,717)
Accumulated net realized gain (loss) on investments, foreign
  currency transactions and derivative transactions                 (2,944)      (1,143,881)       4,477,603
Net unrealized appreciation (depreciation) on investments,
  foreign currency translations and derivative transactions             --       (4,558,142)      15,003,579
                                                              ------------   --------------   --------------
NET ASSETS                                                    $908,943,250   $  870,733,973   $  927,808,362
                                                              ============   ==============   ==============
NET ASSET VALUE:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS2 Class                        $ 61,373,731   $   59,777,384   $   52,864,793
                                                              ------------   --------------   --------------
GS2 shares outstanding                                          61,374,017        6,413,079        5,833,849
                                                              ------------   --------------   --------------
  Net asset value, offering price and redemption price per
    GS2 share                                                 $       1.00   $         9.32   $         9.06
                                                              ============   ==============   ==============
Net assets applicable to the GS4 Class                        $838,086,654   $  789,866,229   $  853,376,988
                                                              ------------   --------------   --------------
GS4 shares outstanding                                         838,052,026       61,386,467       62,599,415
                                                              ------------   --------------   --------------
  Net asset value, offering price and redemption price per
    GS4 share                                                 $       1.00   $        12.87   $        13.63
                                                              ============   ==============   ==============
Net assets applicable to the GS6 class                        $  4,475,772   $   16,086,833   $   16,524,081
                                                              ------------   --------------   --------------
GS6 shares outstanding                                           4,477,926        1,719,190        1,811,003
                                                              ------------   --------------   --------------
  Net asset value, offering price and redemption price per
    GS6 share                                                 $       1.00   $         9.36   $         9.12
                                                              ============   ==============   ==============
Net assets applicable to the GS8 class                        $  5,007,093   $    5,003,527   $    5,042,500
                                                              ------------   --------------   --------------
GS8 shares outstanding                                           5,007,098          534,475          552,416
                                                              ------------   --------------   --------------
  Net asset value, offering price and redemption price per
    GS8 share                                                 $       1.00   $         9.36   $         9.13
                                                              ============   ==============   ==============
-------------
(1) Investments in securities of unaffiliated issuers at
  cost                                                        $910,041,968   $1,071,539,951   $1,112,647,248
    Investments in securities of affiliated issuers at cost             --       31,260,577       64,710,276
                                                              ------------   --------------   --------------
      Total investments at cost                               $910,041,968   $1,102,800,528   $1,177,357,524
                                                              ============   ==============   ==============
(2) Includes securities loaned of:                            $         --   $  267,763,001   $  299,460,935
                                                              ============   ==============   ==============
(3) Foreign currency at cost                                  $         --   $      300,365   $    2,679,250
                                                              ============   ==============   ==============
(4) Premiums received on options written                      $         --   $     (184,960)  $   (1,714,774)
                                                              ============   ==============   ==============
(5) Net of ($166,906) accrued foreign capital gains taxes on appreciated securities.

                       See Notes to Financial Statements.

    EXTENDED-DURATION      EQUITY          VALUE            GROWTH        SMALL CAP     INTERNATIONAL
        BOND FUND        INDEX FUND     EQUITY FUND      EQUITY FUND     EQUITY FUND     EQUITY FUND
    -----------------   ------------   --------------   --------------   ------------   --------------
      $564,017,372      $498,739,532   $1,485,949,599   $1,619,977,286   $507,257,537   $1,343,147,390
        17,259,312         8,549,346       53,693,904       48,648,354     87,232,578       33,560,705
      ------------      ------------   --------------   --------------   ------------   --------------
       581,276,684       507,288,878    1,539,643,503    1,668,625,640    594,490,115    1,376,708,095
                --                --               --               --             --               --
                --                --          441,208               --             --               --
                --                --               --               --             --        1,367,902
            20,985           533,940        2,230,775          744,946        299,281        1,189,854
         5,135,804                --               --               --             --              314
                --                --               --               --             --               --
                --           423,190        8,807,355        1,229,486      1,000,818           73,149
                --                --               --               --             --               --
            43,506            13,053           98,003        1,583,813        166,027          395,680
                --                --               --               --         77,850               --
            23,755             2,353           14,200           19,772         14,139           38,058
                --                --               --               --             --           10,375
                --                --               --               --             --               --
            27,444            24,953           35,161           37,899         27,272           33,151
      ------------      ------------   --------------   --------------   ------------   --------------
       586,528,178       508,286,367    1,551,270,205    1,672,241,556    596,075,502    1,379,816,578
      ------------      ------------   --------------   --------------   ------------   --------------
         9,796,608            12,262            4,194               --             --               81
                --                --               --               --             --               --
                --                --               --               --             --        1,203,667
                --                --               --               --             --               --
       115,274,769        36,379,075      134,569,077      155,455,085    110,320,767      191,968,841
                --                --       10,529,453        6,432,940        515,386          228,713
           238,350           905,781        1,010,541           30,101         18,097          330,626
                --                --               --               --             --               --
                --             4,250           35,250           31,000            475               --
             7,093               678            4,193            5,902          4,061           11,332
            87,059            31,264          460,369          492,135        124,313          321,476
             3,314             2,268            2,804            2,478          2,816            2,905
            73,211            71,112          217,062          231,060         74,710          173,697
           141,667            62,297          414,005          550,716        352,104          822,766
      ------------      ------------   --------------   --------------   ------------   --------------
       125,622,071        37,468,987      147,246,948      163,231,417    111,412,729      195,064,104
      ------------      ------------   --------------   --------------   ------------   --------------
      $460,906,107      $470,817,380   $1,404,023,257   $1,509,010,139   $484,662,773   $1,184,752,474
      ============      ============   ==============   ==============   ============   ==============
      $430,764,189      $406,033,070   $1,138,068,589   $1,522,400,735   $385,739,345   $  971,824,686
             9,888                --               --             (833)            --       (3,534,280)
         3,475,263        (6,563,943)       5,985,409     (306,625,409)    11,033,502      (67,884,474)(5)
        26,656,767        71,348,253      259,969,259      293,235,646     87,889,926      284,346,542
      ------------      ------------   --------------   --------------   ------------   --------------
      $460,906,107      $470,817,380   $1,404,023,257   $1,509,010,139   $484,662,773   $1,184,752,474
      ============      ============   ==============   ==============   ============   ==============
      $ 32,309,120      $ 36,148,486   $   75,123,258   $   84,177,154   $ 28,639,092   $   87,299,874
      ------------      ------------   --------------   --------------   ------------   --------------
         3,631,496         3,696,834        6,565,576        8,178,736      2,289,762        6,750,768
      ------------      ------------   --------------   --------------   ------------   --------------
      $       8.90      $       9.78   $        11.44   $        10.29   $      12.51   $        12.93
      ============      ============   ==============   ==============   ============   ==============
      $399,458,585      $417,962,215   $1,305,669,491   $1,405,753,764   $432,762,855   $1,072,556,087
      ------------      ------------   --------------   --------------   ------------   --------------
        26,758,701        25,382,123       73,617,331       86,104,703     26,256,725       70,576,942
      ------------      ------------   --------------   --------------   ------------   --------------
      $      14.93      $      16.47   $        17.74   $        16.33   $      16.48   $        15.20
      ============      ============   ==============   ==============   ============   ==============
      $ 24,042,712      $ 11,502,034   $   17,968,347   $   13,780,355   $ 17,874,580   $   19,550,750
      ------------      ------------   --------------   --------------   ------------   --------------
         2,704,127         1,169,648        1,577,485        1,355,089      1,448,253        1,526,862
      ------------      ------------   --------------   --------------   ------------   --------------
      $       8.89      $       9.83   $        11.39   $        10.17   $      12.34   $        12.80
      ============      ============   ==============   ==============   ============   ==============
      $  5,095,690      $  5,204,645   $    5,262,161   $    5,298,866   $  5,386,246   $    5,345,763
      ------------      ------------   --------------   --------------   ------------   --------------
           573,161           529,024          462,147          521,376        436,657          417,716
      ------------      ------------   --------------   --------------   ------------   --------------
      $       8.89      $       9.84   $        11.39   $        10.16   $      12.34   $        12.80
      ============      ============   ==============   ==============   ============   ==============
      $537,387,095      $427,494,052   $1,226,322,293   $1,327,006,711   $422,569,320   $1,057,530,130
        17,259,312         8,549,346       53,693,904       48,648,354     87,232,578       33,560,705
      ------------      ------------   --------------   --------------   ------------   --------------
      $554,646,407      $436,043,398   $1,280,016,197   $1,375,655,065   $509,801,898   $1,091,090,835
      ============      ============   ==============   ==============   ============   ==============
      $226,107,600      $ 39,470,527   $  158,731,536   $  169,509,806   $110,821,147   $  187,486,988
      ============      ============   ==============   ==============   ============   ==============
      $         --      $         --   $           --   $           --   $         --   $    1,292,845
      ============      ============   ==============   ==============   ============   ==============
      $         --      $         --   $           --   $           --   $         --   $           --
      ============      ============   ==============   ==============   ============   ==============

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

                                                                   MONEY       LOW-DURATION    MEDIUM-DURATION
FOR THE YEAR ENDED DECEMBER 31, 2004                            MARKET FUND     BOND FUND         BOND FUND
------------------------------------                            -----------    ------------    ---------------
INVESTMENT INCOME
  Dividends                                                     $        --    $     60,019      $    14,282
  Income distributions received from affiliated funds                    --         253,603          797,510
  Interest                                                       12,844,739      21,212,926       27,933,837
  Securities Lending                                                    779         217,861          223,662
    Less foreign taxes withheld                                          --              --               --
                                                                -----------    ------------      -----------
Total Investment Income                                          12,845,518      21,744,409       28,969,291
                                                                -----------    ------------      -----------
EXPENSES
  Investment advisory fees                                        1,822,618       3,331,628        3,643,807
  Transfer agent fees:
    GS2 shares                                                        5,226           4,371            4,362
    GS4 shares                                                       24,269          18,767           19,184
    GS6 shares                                                       23,573          16,394           18,538
    GS8 shares                                                        2,045           1,530            1,685
  Custodian fees                                                     28,388         116,752          166,130
  Distribution fees:
    GS6 shares                                                        8,668          21,324           22,326
    GS8 shares                                                        2,220           2,214            2,222
  Shareholder servicing fees:
    GS4 shares                                                    1,559,712       1,400,328        1,453,621
    GS6 shares                                                       14,023          35,546           37,113
    GS8 shares                                                        2,905           2,840            2,850
  Accounting and administration fees                                337,746         365,949          434,198
  Professional fees                                                  50,686          54,259           59,388
  Blue sky fees:
    GS4 shares                                                        2,492           2,677            2,561
    GS6 shares                                                       17,675          14,082           14,697
    GS8 shares                                                          461             636              586
  Shareholder reporting fees:
    GS2 shares                                                        1,861           1,360            1,521
    GS4 shares                                                        6,017           2,609            5,646
    GS6 shares                                                        8,126           2,494            4,276
    GS8 shares                                                            7               8                7
  Trustee fees                                                        4,430           4,220            4,326
  Line of credit facility fees                                        4,942           4,485            4,577
  Other expenses                                                     27,520          40,867           52,675
                                                                -----------    ------------      -----------
Total expenses                                                    3,955,610       5,445,340        5,956,296
Expenses waived net of amount recaptured (See Footnote 3c)           46,872        (504,001)        (758,345)
Fees paid indirectly                                                 (5,874)        (34,427)         (38,429)
                                                                -----------    ------------      -----------
Net expenses                                                      3,996,608       4,906,912        5,159,522
                                                                -----------    ------------      -----------
NET INVESTMENT INCOME (LOSS)                                      8,848,910      16,837,497       23,809,769
                                                                -----------    ------------      -----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
  Investment securities (net of capital gains taxes of
    $403,202 for International Equity)                                6,557       1,001,517        7,986,231
  Futures transactions                                                   --       1,280,261        5,462,713
  Swap agreements                                                        --         262,420        4,086,199
  Option contracts                                                       --         136,391          551,325
  Foreign currency transactions                                          --         301,532          206,932
                                                                -----------    ------------      -----------
Net realized gain                                                     6,557       2,982,121       18,293,400
                                                                -----------    ------------      -----------
Net change in unrealized appreciation (depreciation) on:
  Investment securities (net of estimated deferred capital
    gains taxes of $166,906 for International Equity)                    --      (9,799,580)       2,964,645
  Futures transactions                                                   --        (785,198)        (938,549)
  Swap agreements                                                        --         541,291       (2,576,455)
  Option contracts                                                       --          43,216          467,537
  Foreign currency translations                                          --         989,277          582,170
                                                                -----------    ------------      -----------
Net change in unrealized appreciation (depreciation)                     --      (9,010,994)         499,348
                                                                -----------    ------------      -----------
Net increase from payments by affiliates and net gains
  (losses) realized on the disposal of investments in
  violation of restrictions (See Footnote 9)                             --              --               --
                                                                -----------    ------------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)                               6,557      (6,028,873)      18,792,748
                                                                -----------    ------------      -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ 8,855,467    $ 10,808,624      $42,602,517
                                                                ===========    ============      ===========

                       See Notes to Financial Statements.

    EXTENDED-DURATION     EQUITY         VALUE          GROWTH       SMALL CAP     INTERNATIONAL
        BOND FUND       INDEX FUND    EQUITY FUND    EQUITY FUND    EQUITY FUND     EQUITY FUND
    -----------------   -----------   ------------   ------------   ------------   -------------
       $    23,625      $ 8,577,762   $ 30,416,747   $ 11,613,515   $  3,890,023   $ 26,573,271
           124,865          110,701        443,656        594,140        304,057        320,736
        25,526,439           12,734         50,305         64,653        249,678         38,026
           177,849           27,158        153,359        113,790        159,251        381,618
              (118)          65,290        (10,536)       (12,501)        (6,079)    (2,543,030)
       -----------      -----------   ------------   ------------   ------------   ------------
        25,852,660        8,793,645     31,053,531     12,373,597      4,596,930     24,770,621
       -----------      -----------   ------------   ------------   ------------   ------------
         2,194,335          623,783      8,801,364     11,782,680      4,617,934     10,037,102
             4,284            4,192          4,364          4,267          4,214          4,213
            18,946           19,140         19,763         19,178         19,761         19,138
            18,472           20,446         21,904         22,902         27,493         19,528
             1,654            1,869          1,869          1,993          2,241          1,682
            36,368           32,591        116,258         67,667        181,935        874,251
            27,507           17,028         21,425         18,184         22,917         21,415
             2,234            2,262          2,276          2,291          2,313          2,278
           743,815          740,211      2,298,413      2,500,486        733,198      1,816,576
            46,518           28,057         35,935         30,229         38,175         36,170
             2,866            2,902          2,921          2,941          2,969          2,924
           187,857          186,187        526,104        541,956        233,528        537,010
            52,893           49,643         49,355         49,643         52,242         55,841
             2,683            2,393          2,470          2,560          2,667          2,631
            15,142           14,646         15,571         14,973         16,630         14,454
               609              423            519            590            673            619
             1,174            1,545          2,029          1,666          2,025          1,407
             2,576            3,686          4,404          4,547          7,214          3,469
             3,445            6,959          9,410         14,933         11,606          9,392
                 6                7              6              6              7              7
             2,325            2,267          6,769          7,274          2,238          5,360
             2,465            2,422          7,113          7,768          2,380          5,652
            22,797           36,677         34,009         37,153         29,216         47,174
       -----------      -----------   ------------   ------------   ------------   ------------
         3,390,971        1,799,336     11,984,251     15,135,887      6,013,576     13,518,293
           (77,079)         (74,504)      (304,962)    (1,174,603)      (524,217)    (1,635,218)
              (443)            (514)      (129,099)      (116,167)      (130,160)      (200,943)
       -----------      -----------   ------------   ------------   ------------   ------------
         3,313,449        1,724,318     11,550,190     13,845,117      5,359,199     11,682,132
       -----------      -----------   ------------   ------------   ------------   ------------
        22,539,211        7,069,327     19,503,341     (1,471,520)      (762,269)    13,088,489
       -----------      -----------   ------------   ------------   ------------   ------------
        10,802,758        1,299,990     85,794,678     15,340,737     46,779,179     51,621,883
                --          765,207      3,867,765      5,529,933        185,479             --
                --               --             --             --             --             --
                --               --             --             --             --             --
         1,045,593               --             --       (132,720)            --     (2,586,341)
       -----------      -----------   ------------   ------------   ------------   ------------
        11,848,351        2,065,197     89,662,443     20,737,950     46,964,658     49,035,542
       -----------      -----------   ------------   ------------   ------------   ------------
         2,014,835       36,004,902    108,883,653    148,356,967     12,313,561    124,879,446
                --         (333,412)      (868,721)    (1,471,693)     2,729,039             --
                --               --             --             --             --             --
                --               --             --             --             --             --
            (4,826)              --             --        126,811             --       (384,017)
       -----------      -----------   ------------   ------------   ------------   ------------
         2,010,009       35,671,490    108,014,932    147,012,085     15,042,600    124,495,429
       -----------      -----------   ------------   ------------   ------------   ------------
                --               --             --             --             --             --
       -----------      -----------   ------------   ------------   ------------   ------------
        13,858,360       37,736,687    197,677,375    167,750,035     62,007,258    173,530,971
       -----------      -----------   ------------   ------------   ------------   ------------
       $36,397,571      $44,806,014   $217,180,716   $166,278,515   $ 61,244,989   $186,619,460
       ===========      ===========   ============   ============   ============   ============

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     MONEY MARKET FUND
                                                                ----------------------------
                                                                FOR THE YEAR    FOR THE YEAR
                                                                   ENDED           ENDED
                                                                 12/31/2004      12/31/2003
                                                                ------------    ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                                         $  8,848,910    $  7,917,399
  Net realized gain (loss) on investment securities, foreign
     currency transactions and futures transactions                    6,557          (9,501)
  Net change in unrealized appreciation (depreciation) on
     investment securities, foreign currency translations,
     and futures contracts                                                --              --
                                                                ------------    ------------
Net increase in net assets resulting from operations               8,855,467       7,907,898
                                                                ------------    ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
  GS2 shares                                                        (721,686)       (324,427)
  GS4 shares                                                      (8,060,700)     (7,530,068)
  GS6 shares                                                         (59,113)        (62,904)
  GS8 shares                                                          (6,789)             --
DISTRIBUTIONS TO SHAREHOLDERS FROM NET CAPITAL GAINS
  GS2 shares                                                              --             (46)
  GS4 shares                                                              --            (625)
  GS6 shares                                                              --              (6)
  GS8 shares                                                              --              --
                                                                ------------    ------------
Total dividends and distributions                                 (8,848,288)     (7,918,076)
                                                                ------------    ------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS          (15,534,141)     (3,852,148)
                                                                ------------    ------------
Total increase (decrease) in net assets                          (15,526,962)     (3,862,326)
                                                                ------------    ------------
NET ASSETS:
  Beginning of the Period                                        924,470,212     928,332,538
                                                                ------------    ------------
  End of the Period                                             $908,943,250    $924,470,212
                                                                ============    ============

                       See Notes to Financial Statements.

      LOW-DURATION BOND FUND       MEDIUM-DURATION BOND FUND    EXTENDED-DURATION BOND FUND
    ---------------------------   ---------------------------   ---------------------------
    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
       ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
     12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 16,837,497   $ 19,241,404   $ 23,809,769   $ 26,791,900   $ 22,539,211   $ 24,282,452
       2,982,121     10,188,347     18,293,400     26,929,299     11,848,351     22,325,951
      (9,010,994)   (10,158,617)       499,348     (1,627,903)     2,010,009      1,495,624
    ------------   ------------   ------------   ------------   ------------   ------------
      10,808,624     19,271,134     42,602,517     52,093,296     36,397,571     48,104,027
    ------------   ------------   ------------   ------------   ------------   ------------
      (1,696,636)    (1,326,256)    (2,382,746)    (1,916,722)    (2,557,161)    (1,595,527)
     (14,809,918)   (19,321,186)   (24,210,880)   (30,152,221)   (19,518,971)   (19,969,955)
        (500,018)      (753,411)      (869,129)    (1,202,395)    (2,123,786)    (2,080,490)
         (51,135)            --       (103,998)            --       (109,063)            --
        (306,325)      (746,547)    (1,226,859)    (1,396,423)    (1,098,229)    (1,971,125)
      (2,934,690)    (7,418,102)   (13,258,347)   (15,323,780)    (8,199,186)   (16,743,684)
         (81,975)      (311,062)      (380,448)      (676,622)      (820,490)    (1,897,839)
         (25,524)            --       (116,137)            --       (173,104)            --
    ------------   ------------   ------------   ------------   ------------   ------------
     (20,406,221)   (29,876,564)   (42,548,544)   (50,668,163)   (34,599,990)   (44,258,620)
    ------------   ------------   ------------   ------------   ------------   ------------
      76,888,505     22,756,445    116,850,176     15,046,016     17,016,596      5,730,852
    ------------   ------------   ------------   ------------   ------------   ------------
      67,290,908     12,151,015    116,904,149     16,471,149     18,814,177      9,576,259
    ------------   ------------   ------------   ------------   ------------   ------------
     803,443,065    791,292,050    810,904,213    794,433,064    442,091,930    432,515,671
    ------------   ------------   ------------   ------------   ------------   ------------
    $870,733,973   $803,443,065   $927,808,362   $810,904,213   $460,906,107   $442,091,930
    ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     EQUITY INDEX FUND
                                                                ----------------------------
                                                                FOR THE YEAR    FOR THE YEAR
                                                                   ENDED           ENDED
                                                                 12/31/2004      12/31/2003
                                                                ------------    ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)                                  $  7,069,327    $  4,853,926
  Net realized gain (loss) on investment securities, foreign
     currency transactions and futures transactions                2,065,197         979,184
  Net change in unrealized appreciation (depreciation) on
     investment securities, foreign currency translations,
     and futures contracts                                        35,671,490      86,942,011
  Net increase from payments by affiliates and net gains
     (losses) realized on the disposal of investments in
     violation of restrictions (See Footnote 9)                           --              --
                                                                ------------    ------------
Net increase in net assets resulting from operations              44,806,014      92,775,121
                                                                ------------    ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
  GS2 shares                                                        (971,702)       (403,725)
  GS4 shares                                                      (6,152,025)     (3,723,527)
  GS6 shares                                                        (402,551)       (278,397)
  GS8 shares                                                         (53,662)             --
DISTRIBUTIONS TO SHAREHOLDERS FROM NET CAPITAL GAINS
  GS2 shares                                                              --              --
  GS4 shares                                                              --              --
  GS6 shares                                                              --              --
  GS8 shares                                                              --              --
EXCESS DISTRIBUTION
  GS2 shares                                                          (1,484)             --
  GS4 shares                                                         (10,239)             --
  GS6 shares                                                            (470)             --
  GS8 shares                                                            (213)             --
                                                                ------------    ------------
Total dividends and distributions                                 (7,592,346)     (4,405,649)
                                                                ------------    ------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS            1,132,428      31,213,504
                                                                ------------    ------------
Total increase in net assets                                      38,346,096     119,582,976
                                                                ------------    ------------
NET ASSETS:
  Beginning of the Period                                        432,471,284     312,888,308
                                                                ------------    ------------
  End of the Period                                             $470,817,380    $432,471,284
                                                                ============    ============

                       See Notes to Financial Statements.

           VALUE EQUITY FUND                GROWTH EQUITY FUND             SMALL CAP EQUITY FUND        INTERNATIONAL EQUITY FUND
    -------------------------------   -------------------------------   ---------------------------   -----------------------------
     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR    FOR THE YEAR   FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
        ENDED            ENDED            ENDED            ENDED           ENDED          ENDED           ENDED           ENDED
      12/31/2004       12/31/2003       12/31/2004       12/31/2003      12/31/2004     12/31/2003      12/31/2004      12/31/2003
    --------------   --------------   --------------   --------------   ------------   ------------   --------------   ------------
    $   19,503,341   $   16,662,980   $   (1,471,520)  $     (894,042)  $   (762,269)  $ (1,056,272)  $   13,088,489   $ 10,923,644
        89,662,443        6,646,141       20,737,950      (78,550,785)    46,964,658     34,880,333       49,035,542    (31,492,027)
       108,014,932      270,278,957      147,012,085      392,733,277     15,042,600     84,238,319      124,495,429    280,933,691
                --               --               --               --             --             --               --             --
    --------------   --------------   --------------   --------------   ------------   ------------   --------------   ------------
       217,180,716      293,588,078      166,278,515      313,288,450     61,244,989    118,062,380      186,619,460    260,365,308
    --------------   --------------   --------------   --------------   ------------   ------------   --------------   ------------
        (1,737,298)        (922,077)              --               --             --             --       (1,448,031)      (797,069)
       (17,360,065)     (15,815,795)              --               --             --             --      (13,270,677)   (11,108,069)
          (426,787)        (369,825)              --               --             --             --         (295,546)      (265,273)
           (34,324)              --               --               --             --             --          (35,394)            --
              (272)              --               --               --     (1,605,087)            --               --             --
            (3,056)              --               --               --    (18,720,278)            --               --             --
               (65)              --               --               --     (1,012,977)            --               --             --
               (19)              --               --               --       (305,972)            --               --             --
                --               --               --               --             --             --               --             --
                --               --               --               --             --             --               --             --
                --               --               --               --             --             --               --             --
                --               --               --               --             --             --               --             --
    --------------   --------------   --------------   --------------   ------------   ------------   --------------   ------------
       (19,561,886)     (17,107,697)              --               --    (21,644,314)            --      (15,049,648)   (12,170,411)
    --------------   --------------   --------------   --------------   ------------   ------------   --------------   ------------
       (35,382,938)       7,472,571      (40,138,009)       2,816,736     39,424,877     36,835,939       21,694,555     25,094,925
    --------------   --------------   --------------   --------------   ------------   ------------   --------------   ------------
       162,235,892      283,952,952      126,140,506      316,105,186     79,025,552    154,898,319      193,264,367    273,289,822
    --------------   --------------   --------------   --------------   ------------   ------------   --------------   ------------
     1,241,787,365      957,834,413    1,382,869,633    1,066,764,447    405,637,221    250,738,902      991,488,107    718,198,285
    --------------   --------------   --------------   --------------   ------------   ------------   --------------   ------------
    $1,404,023,257   $1,241,787,365   $1,509,010,139   $1,382,869,633   $484,662,773   $405,637,221   $1,184,752,474   $991,488,107
    ==============   ==============   ==============   ==============   ============   ============   ==============   ============

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                            MONEY MARKET FUND
                                                              ---------------------------------------------
                                                                                GS2 CLASS
                                                              ---------------------------------------------
                                                              FOR THE    FOR THE    FOR THE      FOR THE
                                                                YEAR       YEAR       YEAR        PERIOD
                                                               ENDED      ENDED      ENDED     08/27/01* TO
                                                              12/31/04   12/31/03   12/31/02     12/31/01
                                                              --------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD                        $  1.00    $  1.00     $ 1.00      $  1.00
                                                              -------    -------     ------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                          0.01       0.01       0.02         0.01
  Realized and unrealized gain (loss) on investments -- net        --+        --+        --           --
                                                              -------    -------     ------      -------
    Total from investment operations                             0.01       0.01       0.02         0.01
                                                              -------    -------     ------      -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          (0.01)     (0.01)     (0.02)       (0.01)
  Distributions from capital gains                                 --         --+        --+          --
                                                              -------    -------     ------      -------
    Total dividends and distributions                           (0.01)     (0.01)     (0.02)       (0.01)
                                                              -------    -------     ------      -------
NET ASSET VALUE -- END OF THE PERIOD                          $  1.00    $  1.00     $ 1.00      $  1.00
                                                              =======    =======     ======      =======
Total Return (1)                                                 1.19%      1.04%      1.80%        0.66%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                                            0.27%      0.27%      0.25%        0.25%
  Expenses -- including expense reduction (2)                    0.27%      0.27%      0.25%        0.25%
  Expenses -- before waivers and expense reduction (2)           0.27%      0.28%      0.55%       90.37%
  Investment income -- net (2)                                   1.17%      0.91%      1.75%        2.60%
  Investment income (loss) -- excluding waivers and expense
    reduction (2)                                                1.17%      0.90%      1.45%      (87.52%)
  Portfolio turnover rate (1)                                     N/A        N/A        N/A          N/A
Net Assets -- end of the period (000's)                       $61,374    $63,373     $5,493      $    25
                                                              =======    =======     ======      =======

---------------
 *  Commencement of operations.
(1) Non-annualized.
(2) Annualized.
 +  Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

                                                    MONEY MARKET FUND
     ---------------------------------------------------------------------------------------------------------------
                        GS4 CLASS                                         GS6 CLASS                      GS8 CLASS
     ------------------------------------------------   ---------------------------------------------   ------------
     FOR THE    FOR THE      FOR THE       FOR THE      FOR THE    FOR THE    FOR THE      FOR THE        FOR THE
       YEAR       YEAR        YEAR          PERIOD        YEAR       YEAR       YEAR        PERIOD         PERIOD
      ENDED      ENDED        ENDED      08/27/01* TO    ENDED      ENDED      ENDED     08/27/01* TO   11/08/04* TO
     12/31/04   12/31/03    12/31/02       12/31/01     12/31/04   12/31/03   12/31/02     12/31/01       12/31/04
     --------   --------   -----------   ------------   --------   --------   --------   ------------   ------------
     $   1.00   $   1.00    $   1.00       $   1.00      $ 1.00     $ 1.00    $  1.00      $  1.00         $ 1.00
     --------   --------    --------       --------      ------     ------    -------      -------         ------
         0.01       0.01        0.02           0.01        0.01       0.01       0.01         0.01             --+
           --+        --+         --             --          --+        --+        --           --             --+
     --------   --------    --------       --------      ------     ------    -------      -------         ------
         0.01       0.01        0.02           0.01        0.01       0.01       0.01         0.01             --
     --------   --------    --------       --------      ------     ------    -------      -------         ------
        (0.01)     (0.01)      (0.02)         (0.01)      (0.01)     (0.01)     (0.01)       (0.01)            --+
           --         --+         --+            --          --         --+        --+          --             --
     --------   --------    --------       --------      ------     ------    -------      -------         ------
        (0.01)     (0.01)      (0.02)         (0.01)      (0.01)     (0.01)     (0.01)       (0.01)            --
     --------   --------    --------       --------      ------     ------    -------      -------         ------
     $   1.00   $   1.00    $   1.00       $   1.00      $ 1.00     $ 1.00    $  1.00      $  1.00         $ 1.00
     ========   ========    ========       ========      ======     ======    =======      =======         ======
         0.99%      0.85%       1.60%          0.94%       0.73%      0.57%      1.38%        0.81%          0.14%
         0.46%      0.45%       0.45%          0.44%       0.72%      0.73%      0.65%        0.75%          1.17%
         0.46%      0.45%       0.44%          0.44%       0.72%      0.73%      0.65%        0.75%          1.17%
         0.45%      0.45%       0.50%          0.49%       1.09%      0.91%      0.77%       16.37%          1.31%
         0.98%      0.84%       1.58%          2.72%       0.68%      0.61%      1.35%        1.98%          0.94%
         0.99%      0.84%       1.52%          2.67%       0.31%      0.43%      1.23%      (13.64%)         0.80%
          N/A        N/A         N/A            N/A         N/A        N/A        N/A          N/A            N/A
     $838,087   $853,062    $906,302       $996,380      $4,476     $8,035    $16,538      $   788         $5,007
     ========   ========    ========       ========      ======     ======    =======      =======         ======

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS CONTINUED

                                                                         LOW-DURATION BOND FUND
                                                              ---------------------------------------------
                                                                                GS2 CLASS
                                                              ---------------------------------------------
                                                              FOR THE    FOR THE    FOR THE      FOR THE
                                                                YEAR       YEAR       YEAR        PERIOD
                                                               ENDED      ENDED      ENDED     08/27/01* TO
                                                              12/31/04   12/31/03   12/31/02     12/31/01
                                                              --------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD                        $  9.51    $  9.76    $  9.85      $ 10.00
                                                              -------    -------    -------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                          0.21#      0.22#      0.37#        0.15
  Realized and unrealized gain (loss) on investments -- net     (0.07)      0.03       0.19           --
                                                              -------    -------    -------      -------
    Total from investment operations                             0.14       0.25       0.56         0.15
                                                              -------    -------    -------      -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          (0.28)     (0.37)     (0.50)       (0.22)
  Distributions from capital gains                              (0.05)     (0.13)     (0.15)       (0.08)
                                                              -------    -------    -------      -------
    Total dividends and distributions                           (0.33)     (0.50)     (0.65)       (0.30)
                                                              -------    -------    -------      -------
NET ASSET VALUE -- END OF THE PERIOD                          $  9.32    $  9.51    $  9.76      $  9.85
                                                              =======    =======    =======      =======
Total Return (1)                                                 1.47%      2.61%      5.89%        1.54%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                                            0.45%      0.45%      0.46%        0.45%
  Expenses -- including expense reduction (2)                    0.45%      0.45%      0.45%        0.45%
  Expenses -- before waivers and expense reduction (2)           0.49%      0.50%      0.78%       57.60%
  Investment income -- net (2)                                   2.22%      2.30%      3.71%        4.73%
  Investment income (loss) -- excluding waivers and expense
    reduction (2)                                                2.18%      2.25%      3.38%      (52.42%)
  Portfolio turnover rate (1)                                  288.76%    178.67%    181.96%       79.53%
Net Assets -- end of the period (000's)                       $59,777    $53,726    $ 6,320      $    25
                                                              =======    =======    =======      =======

---------------
 *  Commencement of operations.
 #  Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.

As a result of recent changes in generally accepted accounting principles, the Low-Duration Bond Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to increase the net investment income ratio for the year ending December 31, 2004 by 0.02% for the GS2, GS4 and GS6 Class and .01% for the GS8 Class. Net investment income per share was unaffected. For consistency, similar reclassifications have been made to prior year amounts, resulting in an increase to the net investment income ratio of 0.01% in the fiscal year ending December 31, 2003, with no change to net investment income per share. Reporting periods prior to December 31, 2003 were not impacted by these reclassifications.

                       See Notes to Financial Statements.

                                                 LOW-DURATION BOND FUND
     ---------------------------------------------------------------------------------------------------------------
                        GS4 CLASS                                         GS6 CLASS                      GS8 CLASS
     ------------------------------------------------   ---------------------------------------------   ------------
     FOR THE    FOR THE      FOR THE       FOR THE      FOR THE    FOR THE    FOR THE      FOR THE        FOR THE
       YEAR       YEAR        YEAR          PERIOD        YEAR       YEAR       YEAR        PERIOD         PERIOD
      ENDED      ENDED        ENDED      08/27/01* TO    ENDED      ENDED      ENDED     08/27/01* TO   11/08/04* TO
     12/31/04   12/31/03    12/31/02       12/31/01     12/31/04   12/31/03   12/31/02     12/31/01       12/31/04
     --------   --------   -----------   ------------   --------   --------   --------   ------------   ------------
     $  13.00   $  13.16    $  13.06       $  13.10     $  9.54    $  9.79    $  9.86      $ 10.00        $  9.50
     --------   --------    --------       --------     -------    -------    -------      -------        -------
         0.27#      0.32#       0.46#          0.21        0.17#      0.21#      0.33#        0.22           0.02#
        (0.09)        --        0.27           0.05       (0.06)        --       0.22        (0.06)         (0.01)
     --------   --------    --------       --------     -------    -------    -------      -------        -------
         0.18       0.32        0.73           0.26        0.11       0.21       0.55         0.16           0.01
     --------   --------    --------       --------     -------    -------    -------      -------        -------
        (0.26)     (0.35)      (0.48)         (0.22)      (0.24)     (0.33)     (0.47)       (0.22)         (0.10)
        (0.05)     (0.13)      (0.15)         (0.08)      (0.05)     (0.13)     (0.15)       (0.08)         (0.05)
     --------   --------    --------       --------     -------    -------    -------      -------        -------
        (0.31)     (0.48)      (0.63)         (0.30)      (0.29)     (0.46)     (0.62)       (0.30)         (0.15)
     --------   --------    --------       --------     -------    -------    -------      -------        -------
     $  12.87   $  13.00    $  13.16       $  13.06     $  9.36    $  9.54    $  9.79      $  9.86        $  9.36
     ========   ========    ========       ========     =======    =======    =======      =======        =======
         1.38%      2.45%       5.71%          1.96%       1.17%      2.20%      5.70%        1.54%          0.05%
         0.61%      0.61%       0.62%          0.61%       0.85%      0.85%      0.79%        0.85%          1.30%
         0.61%      0.61%       0.61%          0.61%       0.85%      0.84%      0.79%        0.85%          1.30%
         0.67%      0.67%       0.72%          0.72%       0.90%      0.87%      0.93%       74.57%          1.53%
         2.06%      2.43%       3.50%          4.47%       1.82%      2.18%      3.35%        4.18%          1.35%
         2.00%      2.37%       3.39%          4.36%       1.77%      2.15%      3.21%      (69.54%)         1.12%
       288.76%    178.67%     181.96%         79.53%     288.76%    178.67%    181.96%       79.53%        288.76%
     $789,866   $727,265    $763,987       $812,387     $16,087    $22,452    $20,985      $ 3,458        $ 5,004
     ========   ========    ========       ========     =======    =======    =======      =======        =======

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS CONTINUED

                                                                        MEDIUM-DURATION BOND FUND
                                                              ---------------------------------------------
                                                                                GS2 CLASS
                                                              ---------------------------------------------
                                                              FOR THE    FOR THE    FOR THE      FOR THE
                                                                YEAR       YEAR       YEAR        PERIOD
                                                               ENDED      ENDED      ENDED     08/27/01* TO
                                                              12/31/04   12/31/03   12/31/02     12/31/01
                                                              --------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD                        $  9.24    $  9.47    $  9.65      $ 10.00
                                                              -------    -------    -------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                          0.28#      0.28#      0.46#        0.16
  Realized and unrealized gain (loss) on investments -- net      0.21       0.36       0.40        (0.08)
                                                              -------    -------    -------      -------
    Total from investment operations                             0.49       0.64       0.86         0.08
                                                              -------    -------    -------      -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          (0.45)     (0.58)     (0.67)       (0.23)
  Distributions from capital gains                              (0.22)     (0.29)     (0.37)       (0.20)
  Return of capital                                                --         --         --           --+
                                                              -------    -------    -------      -------
    Total dividends and distributions                           (0.67)     (0.87)     (1.04)       (0.43)
                                                              -------    -------    -------      -------
NET ASSET VALUE -- END OF THE PERIOD                          $  9.06    $  9.24    $  9.47      $  9.65
                                                              =======    =======    =======      =======
Total Return (1)                                                 5.34%      6.80%      9.25%        0.89%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                                            0.50%      0.50%      0.51%        0.52%
  Expenses -- including expense reduction (2)                    0.50%      0.50%      0.50%        0.50%
  Expenses -- before waivers and expense reduction (2)           0.53%      0.55%      0.82%       92.28%
  Investment income -- net (2)                                   2.97%      2.96%      4.77%        4.99%
  Investment income (loss) -- excluding waivers and expense
    reduction (2)                                                2.94%      2.91%      4.45%      (86.79%)
  Portfolio turnover rate (1)                                  372.25%    457.74%    542.94%      247.20%
Net Assets -- end of the period (000's)                       $52,865    $46,521    $ 7,218      $    25
                                                              =======    =======    =======      =======

---------------
 *  Commencement of operations.
 #  Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.
 +  Amount represents less than $0.01 per share.

As a result of recent changes in generally accepted accounting principles, the Medium-Duration Bond Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to increase the net investment income ratio for the year ending December 31, 2004 by 0.15% for the GS2, GS4 and GS6 Class and .23% for the GS8 Class. Net investment income per share was reduced by $0.02, $0.02, $0.01 and $0.00 for the GS2, GS4, GS6 and GS8 Class, respectively. For consistency, similar reclassifications have been made to prior year amounts, resulting in an increase to the net investment income ratio of 0.01%, 0.04% and 0.01% in the fiscal years ending December 31, 2003, 2002 and 2001, respectively, with no change to net investment income per share.

                       See Notes to Financial Statements.

                                                MEDIUM-DURATION BOND FUND
     ---------------------------------------------------------------------------------------------------------------
                        GS4 CLASS                                         GS6 CLASS                      GS8 CLASS
     ------------------------------------------------   ---------------------------------------------   ------------
     FOR THE    FOR THE      FOR THE       FOR THE      FOR THE    FOR THE    FOR THE      FOR THE        FOR THE
       YEAR       YEAR        YEAR          PERIOD        YEAR       YEAR       YEAR        PERIOD         PERIOD
      ENDED      ENDED        ENDED      08/27/01* TO    ENDED      ENDED      ENDED     08/27/01* TO   11/08/04* TO
     12/31/04   12/31/03    12/31/02       12/31/01     12/31/04   12/31/03   12/31/02     12/31/01       12/31/04
     --------   --------   -----------   ------------   --------   --------   --------   ------------   ------------
     $  13.58   $  13.54    $  13.37       $  13.60     $  9.30    $  9.53    $  9.70      $ 10.00        $  9.46
     --------   --------    --------       --------     -------    -------    -------      -------        -------
         0.39#      0.46#       0.62#          0.22        0.24#      0.29#      0.42#        0.17           0.02#
         0.31       0.43        0.57          (0.02)       0.21       0.31       0.41        (0.04)          0.07
     --------   --------    --------       --------     -------    -------    -------      -------        -------
         0.70       0.89        1.19           0.20        0.45       0.60       0.83         0.13           0.09
     --------   --------    --------       --------     -------    -------    -------      -------        -------
        (0.43)     (0.56)      (0.65)         (0.23)      (0.41)     (0.54)     (0.63)       (0.23)         (0.20)
        (0.22)     (0.29)      (0.37)         (0.20)      (0.22)     (0.29)     (0.37)       (0.20)         (0.22)
           --         --          --             --+         --         --         --           --+            --
     --------   --------    --------       --------     -------    -------    -------      -------        -------
        (0.65)     (0.85)      (1.02)         (0.43)      (0.63)     (0.83)     (1.00)       (0.43)         (0.42)
     --------   --------    --------       --------     -------    -------    -------      -------        -------
     $  13.63   $  13.58    $  13.54       $  13.37     $  9.12    $  9.30    $  9.53      $  9.70        $  9.13
     ========   ========    ========       ========     =======    =======    =======      =======        =======
         5.20%      6.62%       9.15%          1.49%       4.88%      6.33%      8.90%        1.30%          0.87%
         0.62%      0.62%       0.63%          0.64%       0.90%      0.90%      0.90%        0.92%          1.35%
         0.62%      0.62%       0.62%          0.62%       0.90%      0.90%      0.90%        0.90%          1.35%
         0.72%      0.71%       0.77%          0.77%       0.95%      0.96%      1.03%       58.64%          1.59%
         2.85%      3.37%       4.62%          4.62%       2.61%      3.03%      4.37%        4.49%          1.41%
         2.75%      3.28%       4.47%          4.47%       2.56%      2.97%      4.24%      (53.25%)         1.17%
       372.25%    457.74%     542.94%        247.20%     372.25%    457.74%    542.94%      247.20%        372.25%
     $853,377   $741,743    $767,926       $827,774     $16,524    $22,640    $19,289      $   123        $ 5,043
     ========   ========    ========       ========     =======    =======    =======      =======        =======

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS CONTINUED

                                                                       EXTENDED-DURATION BOND FUND
                                                              ---------------------------------------------
                                                                                GS2 CLASS
                                                              ---------------------------------------------
                                                              FOR THE    FOR THE    FOR THE      FOR THE
                                                                YEAR       YEAR       YEAR        PERIOD
                                                               ENDED      ENDED      ENDED     08/27/01* TO
                                                              12/31/04   12/31/03   12/31/02     12/31/01
                                                              --------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD                        $  9.23    $  9.64     $ 9.84      $ 10.00
                                                              -------    -------     ------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                          0.47#      0.54#      0.65         0.24
  Realized and unrealized gain (loss) on investments -- net      0.27       0.51       0.29        (0.03)
                                                              -------    -------     ------      -------
    Total from investment operations                             0.74       1.05       0.94         0.21
                                                              -------    -------     ------      -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          (0.76)     (0.79)     (0.90)       (0.33)
  Distributions from capital gains                              (0.31)     (0.67)     (0.24)       (0.04)
                                                              -------    -------     ------      -------
    Total dividends and distributions                           (1.07)     (1.46)     (1.14)       (0.37)
                                                              -------    -------     ------      -------
NET ASSET VALUE -- END OF THE PERIOD                          $  8.90    $  9.23     $ 9.64      $  9.84
                                                              =======    =======     ======      =======
Total Return (1)                                                 8.49%     11.32%     10.27%        2.13%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                                            0.57%      0.59%      0.64%        0.66%
  Expenses -- including expense reduction (2)                    0.57%      0.59%      0.64%        0.65%
  Expenses -- before waivers and expense reduction (2)           0.57%      0.60%      0.88%       90.75%
  Investment income -- net (2)                                   5.17%      5.49%      6.47%        6.62%
  Investment income (loss) -- excluding waivers and expense
    reduction (2)                                                5.17%      5.48%      6.23%      (83.48%)
  Portfolio turnover rate (1)                                   65.87%    121.20%     45.17%       21.95%
Net Assets -- end of the period (000's)                       $32,309    $29,004     $6,506      $    26
                                                              =======    =======     ======      =======

---------------
 *  Commencement of operations.
 #  Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.

                       See Notes to Financial Statements.

                                             EXTENDED-DURATION BOND FUND
     ------------------------------------------------------------------------------------------------------------
                       GS4 CLASS                                       GS6 CLASS                      GS8 CLASS
     ---------------------------------------------   ---------------------------------------------   ------------
     FOR THE    FOR THE    FOR THE      FOR THE      FOR THE    FOR THE    FOR THE      FOR THE        FOR THE
       YEAR       YEAR       YEAR        PERIOD        YEAR       YEAR       YEAR        PERIOD         PERIOD
      ENDED      ENDED      ENDED     08/27/01* TO    ENDED      ENDED      ENDED     08/27/01* TO   11/08/04* TO
     12/31/04   12/31/03   12/31/02     12/31/01     12/31/04   12/31/03   12/31/02     12/31/01       12/31/04
     --------   --------   --------   ------------   --------   --------   --------   ------------   ------------
     $  14.78   $  14.62   $  14.37     $  14.38     $  9.22    $  9.63    $  9.83      $ 10.00         $ 9.23
     --------   --------   --------     --------     -------    -------    -------      -------         ------
         0.75#      0.83#      0.90         0.32        0.44#      0.52#      0.62         0.32           0.06#
         0.45       0.77       0.47         0.03        0.27       0.50       0.29        (0.13)          0.11
     --------   --------   --------     --------     -------    -------    -------      -------         ------
         1.20       1.60       1.37         0.35        0.71       1.02       0.91         0.19           0.17
     --------   --------   --------     --------     -------    -------    -------      -------         ------
        (0.74)     (0.77)     (0.88)       (0.32)      (0.73)     (0.76)     (0.87)       (0.32)         (0.20)
        (0.31)     (0.67)     (0.24)       (0.04)      (0.31)     (0.67)     (0.24)       (0.04)         (0.31)
     --------   --------   --------     --------     -------    -------    -------      -------         ------
        (1.05)     (1.44)     (1.12)       (0.36)      (1.04)     (1.43)     (1.11)       (0.36)         (0.51)
     --------   --------   --------     --------     -------    -------    -------      -------         ------
     $  14.93   $  14.78   $  14.62     $  14.37     $  8.89    $  9.22    $  9.63      $  9.83         $ 8.89
     ========   ========   ========     ========     =======    =======    =======      =======         ======
         8.37%     11.19%     10.03%        2.48%       8.05%     10.95%      9.93%        1.91%          1.91%
         0.73%      0.73%      0.73%        0.74%       0.98%      0.93%      0.91%        1.06%          1.50%
         0.73%      0.73%      0.73%        0.73%       0.98%      0.93%      0.91%        1.05%          1.50%
         0.75%      0.75%      0.82%        0.84%       0.96%      0.94%      1.03%       28.96%          1.61%
         5.01%      5.46%      6.29%        6.32%       4.76%      5.25%      6.18%        6.14%          4.31%
         4.99%      5.44%      6.20%        6.21%       4.78%      5.24%      6.06%      (21.77%)         4.20%
        65.87%    121.20%     45.17%       21.95%      65.87%    121.20%     45.17%       21.95%         65.87%
     $399,459   $385,110   $401,198     $404,278     $24,043    $27,978    $24,812      $ 8,553         $5,096
     ========   ========   ========     ========     =======    =======    =======      =======         ======

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS CONTINUED

                                                                            EQUITY INDEX FUND
                                                              ---------------------------------------------
                                                                                GS2 CLASS
                                                              ---------------------------------------------
                                                              FOR THE    FOR THE    FOR THE      FOR THE
                                                                YEAR       YEAR       YEAR        PERIOD
                                                               ENDED      ENDED      ENDED     08/27/01* TO
                                                              12/31/04   12/31/03   12/31/02     12/31/01
                                                              --------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD                        $  9.08    $  7.22     $ 9.58      $ 10.00
                                                              -------    -------     ------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                          0.16#      0.12#      0.14         0.03
  Realized and unrealized gain (loss) on investments -- net      0.81       1.91      (2.29)       (0.34)
                                                              -------    -------     ------      -------
    Total from investment operations                             0.97       2.03      (2.15)       (0.31)
                                                              -------    -------     ------      -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          (0.27)     (0.17)     (0.18)       (0.06)
  Distributions from capital gains                                 --         --      (0.03)       (0.05)
  Excess distribution                                              --+        --         --           --
                                                              -------    -------     ------      -------
    Total dividends and distributions                           (0.27)     (0.17)     (0.21)       (0.11)
                                                              -------    -------     ------      -------
NET ASSET VALUE -- END OF THE PERIOD                          $  9.78    $  9.08     $ 7.22      $  9.58
                                                              =======    =======     ======      =======
Total Return (1)                                                10.77%     28.19%    (22.57%)      (3.14%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                                            0.25%      0.25%      0.25%        0.25%
  Expenses -- including expense reduction (2)                    0.25%      0.25%      0.25%        0.25%
  Expenses -- before waivers and expense reduction (2)           0.23%      0.28%      0.60%       86.25%
  Investment income -- net (2)                                   1.75%      1.46%      1.40%        1.19%
  Investment income (loss) -- excluding waivers and expense
    reduction (2)                                                1.77%      1.43%      1.05%      (84.81%)
  Portfolio turnover rate (1)                                    2.48%      1.87%      3.17%        2.81%
Net Assets -- end of the period (000's)                       $36,148    $33,009     $4,737      $    28
                                                              =======    =======     ======      =======

---------------
 *  Commencement of operations.
 +  Amount represents less than $0.01 per share.
 #  Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.

                       See Notes to Financial Statements.

                                                  EQUITY INDEX FUND
     ------------------------------------------------------------------------------------------------------------
                       GS4 CLASS                                       GS6 CLASS                      GS8 CLASS
     ---------------------------------------------   ---------------------------------------------   ------------
     FOR THE    FOR THE    FOR THE      FOR THE      FOR THE    FOR THE    FOR THE      FOR THE        FOR THE
       YEAR       YEAR       YEAR        PERIOD        YEAR       YEAR       YEAR        PERIOD         PERIOD
      ENDED      ENDED      ENDED     08/27/01* TO    ENDED      ENDED      ENDED     08/27/01* TO   11/08/04* TO
     12/31/04   12/31/03   12/31/02     12/31/01     12/31/04   12/31/03   12/31/02     12/31/01       12/31/04
     --------   --------   --------   ------------   --------   --------   --------   ------------   ------------
     $  15.12   $  11.93   $  15.64     $  16.15     $  9.14    $  7.26    $  9.63      $ 10.00         $ 9.55
     --------   --------   --------     --------     -------    -------    -------      -------         ------
         0.25#      0.18#      0.17         0.05        0.13#      0.10#      0.13         0.02           0.04#
         1.35       3.16      (3.69)       (0.46)       0.81       1.93      (2.31)       (0.28)          0.35
     --------   --------   --------     --------     -------    -------    -------      -------         ------
         1.60       3.34      (3.52)       (0.41)       0.94       2.03      (2.18)       (0.26)          0.39
     --------   --------   --------     --------     -------    -------    -------      -------         ------
        (0.25)     (0.15)     (0.16)       (0.05)      (0.25)     (0.15)     (0.16)       (0.06)         (0.10)
           --         --      (0.03)       (0.05)         --         --      (0.03)       (0.05)            --
           --         --         --           --          --         --         --           --             --
     --------   --------   --------     --------     -------    -------    -------      -------         ------
        (0.25)     (0.15)     (0.19)       (0.10)      (0.25)     (0.15)     (0.19)       (0.11)         (0.10)
     --------   --------   --------     --------     -------    -------    -------      -------         ------
     $  16.47   $  15.12   $  11.93     $  15.64     $  9.83    $  9.14    $  7.26      $  9.63         $ 9.84
     ========   ========   ========     ========     =======    =======    =======      =======         ======
        10.60%     28.03%    (22.59%)      (2.55%)     10.37%     28.09%    (22.71%)      (2.65%)         4.11%
         0.40%      0.40%      0.40%        0.40%       0.45%      0.45%      0.45%        0.45%          0.90%
         0.40%      0.40%      0.40%        0.40%       0.45%      0.45%      0.45%        0.45%          0.90%
         0.41%      0.44%      0.51%        0.53%       0.72%      0.73%      0.81%       28.52%          1.27%
         1.60%      1.33%      1.21%        0.98%       1.41%      1.28%      1.21%        0.95%          3.18%
         1.59%      1.29%      1.10%        0.85%       1.14%      1.00%      0.85%      (27.12%)         2.81%
         2.48%      1.87%      3.17%        2.81%       2.48%      1.87%      3.17%        2.81%          2.48%
     $417,962   $382,067   $295,261     $401,471     $11,502    $17,395    $12,890      $   367         $5,205
     ========   ========   ========     ========     =======    =======    =======      =======         ======

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS CONTINUED

                                                                            VALUE EQUITY FUND
                                                              ---------------------------------------------
                                                                                GS2 CLASS
                                                              ---------------------------------------------
                                                              FOR THE    FOR THE    FOR THE      FOR THE
                                                                YEAR       YEAR       YEAR        PERIOD
                                                               ENDED      ENDED      ENDED     08/27/01* TO
                                                              12/31/04   12/31/03   12/31/02     12/31/01
                                                              --------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD                        $  9.94    $  7.77     $ 9.64      $ 10.00
                                                              -------    -------     ------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                          0.17#      0.14#      0.16         0.06
  Realized and unrealized gain (loss) on investments -- net      1.59       2.26      (1.80)       (0.35)
                                                              -------    -------     ------      -------
    Total from investment operations                             1.76       2.40      (1.64)       (0.29)
                                                              -------    -------     ------      -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          (0.26)     (0.23)     (0.23)       (0.07)
  Distributions from capital gains                                 --+        --         --           --
  Return of capital                                                --         --         --+          --
                                                              -------    -------     ------      -------
    Total dividends and distributions                           (0.26)     (0.23)     (0.23)       (0.07)
                                                              -------    -------     ------      -------
NET ASSET VALUE -- END OF THE PERIOD                          $ 11.44    $  9.94     $ 7.77      $  9.64
                                                              =======    =======     ======      =======
Total Return (1)                                                17.83%     31.09%    (17.22%)      (2.88%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                                            0.75%      0.76%      0.76%        0.76%
  Expenses -- including expense reduction (2)                    0.74%      0.75%      0.72%        0.76%
  Expenses -- before waivers and expense reduction (2)           0.74%      0.78%      1.06%       81.37%
  Investment income -- net (2)                                   1.64%      1.62%      1.77%        1.60%
  Investment income (loss) -- excluding waivers and expense
    reduction (2)                                                1.64%      1.59%      1.43%      (79.01%)
  Portfolio turnover rate (1)                                   55.50%     53.74%     70.42%       21.09%
Net Assets -- end of the period (000's)                       $75,123    $69,991     $5,265      $    77
                                                              =======    =======     ======      =======

---------------
 *  Commencement of operations.
 +  Amount represents less than $0.01 per share.
 #  Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.

                       See Notes to Financial Statements.

                                                    VALUE EQUITY FUND
     ----------------------------------------------------------------------------------------------------------------
                         GS4 CLASS                                         GS6 CLASS                      GS8 CLASS
     -------------------------------------------------   ---------------------------------------------   ------------
      FOR THE      FOR THE     FOR THE      FOR THE      FOR THE    FOR THE    FOR THE      FOR THE        FOR THE
        YEAR         YEAR        YEAR        PERIOD        YEAR       YEAR       YEAR        PERIOD         PERIOD
       ENDED        ENDED       ENDED     08/27/01* TO    ENDED      ENDED      ENDED     08/27/01* TO   11/08/04* TO
      12/31/04     12/31/03    12/31/02     12/31/01     12/31/04   12/31/03   12/31/02     12/31/01       12/31/04
     ----------   ----------   --------   ------------   --------   --------   --------   ------------   ------------
     $    15.28   $    11.85   $  14.57    $    15.21    $  9.90    $  7.75    $  9.61      $ 10.00         $10.89
     ----------   ----------   --------    ----------    -------    -------    -------      -------         ------
           0.24#        0.21#      0.21          0.06       0.12#      0.11#      0.15         0.03           0.03#
           2.45         3.43      (2.73)        (0.64)      1.59       2.23      (1.82)       (0.35)          0.54
     ----------   ----------   --------    ----------    -------    -------    -------      -------         ------
           2.69         3.64      (2.52)        (0.58)      1.71       2.34      (1.67)       (0.32)          0.57
     ----------   ----------   --------    ----------    -------    -------    -------      -------         ------
          (0.23)       (0.21)     (0.20)        (0.06)     (0.22)     (0.19)     (0.19)       (0.07)         (0.07)
             --           --         --            --         --         --         --           --             --
             --           --         --+           --         --         --         --+          --             --
     ----------   ----------   --------    ----------    -------    -------    -------      -------         ------
          (0.23)       (0.21)     (0.20)        (0.06)     (0.22)     (0.19)     (0.19)       (0.07)         (0.07)
     ----------   ----------   --------    ----------    -------    -------    -------      -------         ------
     $    17.74   $    15.28   $  11.85    $    14.57    $ 11.39    $  9.90    $  7.75      $  9.61         $11.39
     ==========   ==========   ========    ==========    =======    =======    =======      =======         ======
          17.71%       30.84%    (17.37%)       (3.79%)    17.35%     30.46%    (17.48%)      (3.23%)         5.28%
           0.90%        0.90%      0.90%         0.90%      1.15%      1.15%      1.15%        1.15%          1.60%
           0.89%        0.88%      0.87%         0.90%      1.14%      1.13%      1.11%        1.15%          1.59%
           0.92%        0.94%      0.98%         1.00%      1.22%      1.20%      1.29%       65.50%          1.79%
           1.49%        1.59%      1.57%         1.29%      1.20%      1.33%      1.38%        1.12%          1.71%
           1.46%        1.53%      1.46%         1.19%      1.12%      1.26%      1.20%      (63.23%)         1.51%
          55.50%       53.74%     70.42%        21.09%     55.50%     53.74%     70.42%       21.09%         55.50%
     $1,305,669   $1,152,116   $938,583    $1,159,209    $17,968    $19,680    $13,987      $   168         $5,262
     ==========   ==========   ========    ==========    =======    =======    =======      =======         ======

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS CONTINUED

                                                                           GROWTH EQUITY FUND
                                                              ---------------------------------------------
                                                                                GS2 CLASS
                                                              ---------------------------------------------
                                                              FOR THE    FOR THE    FOR THE      FOR THE
                                                                YEAR       YEAR       YEAR        PERIOD
                                                               ENDED      ENDED      ENDED     08/27/01* TO
                                                              12/31/04   12/31/03   12/31/02     12/31/01
                                                              --------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD                        $  9.16    $  7.07     $ 9.83      $ 10.00
                                                              -------    -------     ------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                     --      (0.01)      0.01           --+
  Realized and unrealized gain (loss) on investments -- net      1.13       2.10      (2.77)       (0.17)
  Net increase from payments by affiliates and net gains
    (losses) realized on the disposal of investments in
    violation of restrictions (See Footnote 9)                     --         --         --           --
                                                              -------    -------     ------      -------
    Total from investment operations                             1.13       2.09      (2.76)       (0.17)
                                                              -------    -------     ------      -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                             --         --         --           --
  Distributions from capital gains                                 --         --         --           --
                                                              -------    -------     ------      -------
    Total dividends and distributions                              --         --         --           --
                                                              -------    -------     ------      -------
NET ASSET VALUE -- END OF THE PERIOD                          $ 10.29    $  9.16     $ 7.07      $  9.83
                                                              =======    =======     ======      =======
Total Return (1)(3)                                             12.34%     29.56%    (28.08%)      (1.70%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                                            0.87%      0.81%      0.78%        0.78%
  Expenses -- including expense reduction (2)                    0.86%      0.79%      0.75%        0.78%
  Expenses -- before waivers and expense reduction (2)           0.89%      0.85%      1.14%       83.19%
  Investment income (loss) -- net (2)                            0.01%     (0.03%)     0.09%        0.02%
  Investment income (loss) -- excluding waivers and expense
    reduction (2)                                               (0.02%)    (0.09%)    (0.30%)     (82.39%)
  Portfolio turnover rate (1)                                   55.65%     77.02%     41.41%        8.71%
Net Assets -- end of the period (000's)                       $84,177    $79,547     $4,553      $    29
                                                              =======    =======     ======      =======

---------------
 *  Commencement of operations.
 +  Amount represents less than $0.01 per share.
(1) Non-annualized.
(2) Annualized.
(3) In 2004, one of the Growth Equity Fund's sub-advisers fully reimbursed the fund for a loss on a transaction not meeting the fund's investment guidelines, which otherwise would have reduced total return by 0.04% for each class of shares. (See Footnote 9)

                       See Notes to Financial Statements.

                                                     GROWTH EQUITY FUND
     ------------------------------------------------------------------------------------------------------------------
                          GS4 CLASS                                          GS6 CLASS                      GS8 CLASS
     ---------------------------------------------------   ---------------------------------------------   ------------
      FOR THE      FOR THE      FOR THE       FOR THE      FOR THE    FOR THE    FOR THE      FOR THE        FOR THE
        YEAR         YEAR         YEAR         PERIOD        YEAR       YEAR       YEAR        PERIOD         PERIOD
       ENDED        ENDED        ENDED      08/27/01* TO    ENDED      ENDED      ENDED     08/27/01* TO   11/08/04* TO
      12/31/04     12/31/03     12/31/02      12/31/01     12/31/04   12/31/03   12/31/02     12/31/01       12/31/04
     ----------   ----------   ----------   ------------   --------   --------   --------   ------------   ------------
     $    14.55   $    11.23   $    15.63    $    15.93    $  9.08    $  7.03    $  9.81      $ 10.00         $ 9.59
     ----------   ----------   ----------    ----------    -------    -------    -------      -------         ------
          (0.02)       (0.01)       (0.01)        (0.01)     (0.07)     (0.02)     (0.02)          --+            --+
           1.80         3.33        (4.39)        (0.29)      1.16       2.07      (2.76)       (0.19)          0.57
             --           --           --            --         --         --         --           --             --
     ----------   ----------   ----------    ----------    -------    -------    -------      -------         ------
           1.78         3.32        (4.40)        (0.30)      1.09       2.05      (2.78)       (0.19)          0.57
     ----------   ----------   ----------    ----------    -------    -------    -------      -------         ------
             --           --           --            --         --         --         --           --             --
             --           --           --            --         --         --         --           --             --
     ----------   ----------   ----------    ----------    -------    -------    -------      -------         ------
             --           --           --            --         --         --         --           --             --
     ----------   ----------   ----------    ----------    -------    -------    -------      -------         ------
     $    16.33   $    14.55   $    11.23    $    15.63    $ 10.17    $  9.08    $  7.03      $  9.81         $10.16
     ==========   ==========   ==========    ==========    =======    =======    =======      =======         ======
          12.23%       29.56%      (28.15%)       (1.88%)    12.00%     29.16%    (28.34%)      (1.90%)         5.94%
           0.99%        0.92%        0.90%         0.90%      1.24%      1.17%      1.15%        1.15%          1.69%
           0.98%        0.90%        0.88%         0.90%      1.23%      1.15%      1.12%        1.15%          1.67%
           1.08%        1.01%        1.02%         1.05%      1.44%      1.33%      1.36%       47.77%          1.97%
          (0.11%)      (0.07%)      (0.05%)       (0.11%)    (0.42%)    (0.33%)    (0.28%)      (0.32%)         0.30%
          (0.21%)      (0.18%)      (0.19%)       (0.26%)    (0.63%)    (0.51%)    (0.52%)     (46.94%)           --
          55.65%       77.02%       41.41%         8.71%     55.65%     77.02%     41.41%        8.71%         55.65%
     $1,405,754   $1,285,223   $1,049,709    $1,354,301    $13,780    $18,099    $12,503      $   309         $5,299
     ==========   ==========   ==========    ==========    =======    =======    =======      =======         ======

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS CONTINUED

                                                                          SMALL CAP EQUITY FUND
                                                              ---------------------------------------------
                                                                                GS2 CLASS
                                                              ---------------------------------------------
                                                              FOR THE    FOR THE    FOR THE      FOR THE
                                                                YEAR       YEAR       YEAR        PERIOD
                                                               ENDED      ENDED      ENDED     08/27/01* TO
                                                              12/31/04   12/31/03   12/31/02     12/31/01
                                                              --------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD                        $ 11.52    $  7.88    $ 10.12      $ 10.00
                                                              -------    -------    -------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                  (0.01)     (0.03)     (0.01)          --+
  Realized and unrealized gain (loss) on investments -- net      1.74       3.67      (2.23)        0.12
                                                              -------    -------    -------      -------
    Total from investment operations                             1.73       3.64      (2.24)        0.12
                                                              -------    -------    -------      -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                             --         --         --           --
  Distributions from capital gains                              (0.74)        --         --           --
                                                              -------    -------    -------      -------
    Total dividends and distributions                           (0.74)        --         --           --
                                                              -------    -------    -------      -------
NET ASSET VALUE -- END OF THE PERIOD                          $ 12.51    $ 11.52    $  7.88      $ 10.12
                                                              =======    =======    =======      =======
Total Return (1)                                                15.04%     46.19%    (22.13%)       1.20%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                                            1.18%      1.18%      1.18%        1.18%
  Expenses -- including expense reduction (2)                    1.15%      1.12%      1.11%        1.18%
  Expenses -- before waivers and expense reduction (2)           1.20%      1.27%      1.60%       76.30%
  Investment income (loss) -- net (2)                           (0.10%)    (0.26%)    (0.12%)       0.12%
  Investment income (loss) -- excluding waivers and expense
    reduction (2)                                               (0.15%)    (0.41%)    (0.61%)     (75.00%)
  Portfolio turnover rate (1)                                  148.32%    130.80%    160.46%       91.89%
Net Assets -- end of the period (000's)                       $28,639    $25,415    $ 4,869      $    81
                                                              =======    =======    =======      =======

---------------
 *  Commencement of operations.
 +  Amount represents less than $0.01 per share.
(1) Non-annualized.
(2) Annualized.

                       See Notes to Financial Statements.

                                                SMALL CAP EQUITY FUND
     ------------------------------------------------------------------------------------------------------------
                       GS4 CLASS                                       GS6 CLASS                      GS8 CLASS
     ---------------------------------------------   ---------------------------------------------   ------------
     FOR THE    FOR THE    FOR THE      FOR THE      FOR THE    FOR THE    FOR THE      FOR THE        FOR THE
       YEAR       YEAR       YEAR        PERIOD        YEAR       YEAR       YEAR        PERIOD         PERIOD
      ENDED      ENDED      ENDED     08/27/01* TO    ENDED      ENDED      ENDED     08/27/01* TO   11/08/04* TO
     12/31/04   12/31/03   12/31/02     12/31/01     12/31/04   12/31/03   12/31/02     12/31/01       12/31/04
     --------   --------   --------   ------------   --------   --------   --------   ------------   ------------
     $  14.99   $  10.25   $  13.18     $  13.07     $ 11.41    $  7.83    $ 10.09      $  10.00       $ 12.14
     --------   --------   --------     --------     -------    -------    -------      --------       -------
        (0.02)     (0.04)     (0.02)       (0.01)      (0.08)     (0.04)     (0.04)           --+        (0.01)
         2.25       4.78      (2.91)        0.12        1.75       3.62      (2.22)         0.09          0.95
     --------   --------   --------     --------     -------    -------    -------      --------       -------
         2.23       4.74      (2.93)        0.11        1.67       3.58      (2.26)         0.09          0.94
     --------   --------   --------     --------     -------    -------    -------      --------       -------
           --         --         --           --          --         --         --            --            --
        (0.74)        --         --           --       (0.74)        --         --            --         (0.74)
     --------   --------   --------     --------     -------    -------    -------      --------       -------
        (0.74)        --         --           --       (0.74)        --         --            --         (0.74)
     --------   --------   --------     --------     -------    -------    -------      --------       -------
     $  16.48   $  14.99   $  10.25     $  13.18     $ 12.34    $ 11.41    $  7.83      $  10.09       $ 12.34
     ========   ========   ========     ========     =======    =======    =======      ========       =======
        14.89%     46.24%    (22.23%)       0.84%      14.66%     45.72%    (22.40%)        0.90%         7.77%
         1.25%      1.25%      1.25%        1.25%       1.50%      1.50%      1.50%         1.50%         1.95%
         1.22%      1.19%      1.19%        1.25%       1.47%      1.44%      1.43%         1.50%         1.91%
         1.37%      1.43%      1.51%        1.52%       1.69%      1.70%      1.82%       123.38%         2.19%
        (0.16%)    (0.34%)    (0.19%)      (0.13%)     (0.43%)    (0.59%)    (0.44%)       (0.28%)       (0.68%)
        (0.31%)    (0.58%)    (0.51%)      (0.40%)     (0.65%)    (0.85%)    (0.83%)     (122.16%)       (0.96%)
       148.32%    130.80%    160.46%       91.89%     148.32%    130.80%    160.46%        91.89%       148.32%
     $432,763   $357,703   $232,992     $321,743     $17,875    $22,520    $12,878      $    115       $ 5,386
     ========   ========   ========     ========     =======    =======    =======      ========       =======

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS CONTINUED

                                                                        INTERNATIONAL EQUITY FUND
                                                              ---------------------------------------------
                                                                                GS2 CLASS
                                                              ---------------------------------------------
                                                              FOR THE    FOR THE    FOR THE      FOR THE
                                                                YEAR       YEAR       YEAR        PERIOD
                                                               ENDED      ENDED      ENDED     08/27/01* TO
                                                              12/31/04   12/31/03   12/31/02     12/31/01
                                                              --------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD                        $ 11.06    $  8.26     $ 9.50      $ 10.00
                                                              -------    -------     ------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                   0.16       0.08#      0.11           --+
  Realized and unrealized gain (loss) on investments -- net      1.93       2.90      (1.22)       (0.47)
                                                              -------    -------     ------      -------
    Total from investment operations                             2.09       2.98      (1.11)       (0.47)
                                                              -------    -------     ------      -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          (0.22)     (0.18)     (0.13)       (0.03)
  Return of capital                                                --         --         --+          --
                                                              -------    -------     ------      -------
    Total dividends and distributions                           (0.22)     (0.18)     (0.13)       (0.03)
                                                              -------    -------     ------      -------
NET ASSET VALUE -- END OF THE PERIOD                          $ 12.93    $ 11.06     $ 8.26      $  9.50
                                                              =======    =======     ======      =======
Total Return (1)                                                18.93%     36.06%    (11.72%)      (4.69%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                                            0.97%      0.97%      0.96%        0.96%
  Expenses -- including expense reduction (2)                    0.95%      0.95%      0.93%        0.96%
  Expenses -- before waivers and expense reduction (2)           1.13%      1.14%      1.43%       88.97%
  Investment income (loss) -- net (2)                            1.32%      0.86%      1.29%        0.11%
  Investment income (loss) -- excluding waivers and expense
    reduction (2)                                                1.14%      0.67%      0.79%      (87.90%)
  Portfolio turnover rate (1)                                   32.65%     33.24%     30.13%       20.05%
Net Assets -- end of the period (000's)                       $87,300    $50,390     $5,416      $    27
                                                              =======    =======     ======      =======

---------------
 *  Commencement of operations.
 +  Amount represents less than $0.01 per share.
 #  Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.

                       See Notes to Financial Statements.

                                               INTERNATIONAL EQUITY FUND
     --------------------------------------------------------------------------------------------------------------
                        GS4 CLASS                                        GS6 CLASS                      GS8 CLASS
     -----------------------------------------------   ---------------------------------------------   ------------
      FOR THE     FOR THE    FOR THE      FOR THE      FOR THE    FOR THE    FOR THE      FOR THE        FOR THE
        YEAR        YEAR       YEAR        PERIOD        YEAR       YEAR       YEAR        PERIOD         PERIOD
       ENDED       ENDED      ENDED     08/27/01* TO    ENDED      ENDED      ENDED     08/27/01* TO   11/08/04* TO
      12/31/04    12/31/03   12/31/02     12/31/01     12/31/04   12/31/03   12/31/02     12/31/01       12/31/04
     ----------   --------   --------   ------------   --------   --------   --------   ------------   ------------
     $    12.96   $   9.66   $  11.09     $  11.66     $ 10.95    $  8.19    $  9.43      $  10.00        $12.05
     ----------   --------   --------     --------     -------    -------    -------      --------        ------
           0.17       0.15#      0.11         0.01        0.12       0.10#      0.06         (0.01)#          --+
           2.26       3.31      (1.43)       (0.55)       1.90       2.80      (1.21)        (0.53)         0.84
     ----------   --------   --------     --------     -------    -------    -------      --------        ------
           2.43       3.46      (1.32)       (0.54)       2.02       2.90      (1.15)        (0.54)         0.84
     ----------   --------   --------     --------     -------    -------    -------      --------        ------
          (0.19)     (0.16)     (0.11)       (0.03)      (0.17)     (0.14)     (0.09)        (0.03)        (0.09)
             --         --         --+          --          --         --         --+           --            --
     ----------   --------   --------     --------     -------    -------    -------      --------        ------
          (0.19)     (0.16)     (0.11)       (0.03)      (0.17)     (0.14)     (0.09)        (0.03)        (0.09)
     ----------   --------   --------     --------     -------    -------    -------      --------        ------
     $    15.20   $  12.96   $   9.66     $  11.09     $ 12.80    $ 10.95    $  8.19      $   9.43        $12.80
     ==========   ========   ========     ========     =======    =======    =======      ========        ======
          18.80%     35.81%    (11.94%)      (4.61%)     18.52%     35.47%    (12.18%)       (5.40%)        6.93%
           1.15%      1.15%      1.15%        1.15%       1.35%      1.36%      1.37%         1.45%         1.80%
           1.13%      1.13%      1.12%        1.15%       1.33%      1.34%      1.34%         1.45%         1.78%
           1.31%      1.31%      1.35%        1.37%       1.58%      1.50%      1.64%       256.83%         2.16%
           1.22%      1.39%      1.00%        0.28%       1.06%      1.14%      0.88%        (0.32%)       (0.37%)
           1.04%      1.21%      0.77%        0.06%       0.81%      0.98%      0.58%      (255.70%)       (0.75%)
          32.65%     33.24%     30.13%       20.05%      32.65%     33.24%     30.13%        20.05%        32.65%
     $1,072,556   $920,664   $698,704     $795,363     $19,551    $20,434    $14,078      $     51        $5,346
     ==========   ========   ========     ========     =======    =======    =======      ========        ======

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUNDS

AB Funds Trust (the "Trust") was organized as a Delaware business trust on March 2, 2000. The Trust has established seventeen series (each a "Fund" and together, the "Funds"). Each Fund is a diversified, open-end management investment company and registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund and Global Equity Fund are each referred to as a "Blended Fund" and together are referred to as the "Blended Funds." The Flexible Income Fund I, Growth & Income Fund I, Capital Opportunities Fund I and Global Equity Fund I are each referred to as an "Institutional Blended Fund" and together are referred to as the "Institutional Blended Funds." The remaining Funds are each referred to as a "Select Fund" and are together referred to as the "Select Funds." The Low-Duration Bond Fund, Medium-Duration Bond Fund and Extended-Duration Bond Fund are together referred to as the "Bond Funds." The Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity Fund are together referred to as the "Equity Funds." The Money Market Fund is referred to as the "Money Market Fund."

There are four classes of shares issued by the Trust -- the GS2 Class (formerly the Institutional Class), the GS4 Class (formerly the Retirement Class), the GS6 Class (formerly the Retail Class) and the GS8 Class, which began operations on November 8, 2004. The Blended Funds consist of a GS4, GS6 and GS8 Class. The Institutional Blended Funds consist of a GS2 Class only. The Select Funds consist of a GS2, GS4, GS6 and GS8 Class. All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed income obligations, stocks and other investments. The Blended Funds and Institutional Blended Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Blended Funds and Institutional Blended Funds are commonly referred to as "Fund of Funds".

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. VALUATION OF SECURITIES

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale, or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and asked prices available. Asset-backed and mortgage-backed securities are valued at the last bid price. Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price. Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost. Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Certain fixed income securities are valued by the sub-adviser using various methodologies. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, a Valuation Committee meeting may be called. AB Funds Trust uses FT-Interactive Data ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign equity securities held by AB Funds Trust based on certain factors and methodologies applied by FT in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures a "confidence interval" is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Committee is exceeded on a specific day, AB Funds Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by FT.

The Money Market Fund uses the amortized cost method to determine the value of its portfolio securities, which approximates market value.

The Blended Funds and Institutional Blended Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.

B. REPURCHASE AGREEMENTS

Each Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

C. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds' exposure may include future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

     FINANCIAL FUTURES CONTRACTS -- The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, the intended purchase of securities or to gain market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield.

     Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

     Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction.

     OPTIONS -- Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and this party's ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

     Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

     Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

     Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the amounts reported in the

     Statement of Assets and Liabilities, associated with both option contracts and swap contracts. The Funds bear the market risk arising from any change in index values or interest rates.

     FORWARD FOREIGN EXCHANGE CONTRACTS -- Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     FOREIGN CURRENCY OPTIONS AND FUTURES -- The International Equity Fund and the Bond Funds may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

     TBAS -- The Bond Funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund's other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described under "Valuation of Securities" above.

     SWAP AGREEMENTS -- Each Select Fund may enter into swap agreements. The Equity Funds may enter into equity swap contracts, the Bond Funds may enter into interest rate and credit default swaps, the International Equity and Bond Funds may enter into currency swaps and each Select Fund may enter into total return swaps.

     Swap agreements are the exchange of one security or asset for another. A swap may be entered into in order to, among other things, change the maturity of a fund's portfolio, to protect a fund's value from changes in interest rates, to expose a fund to a different security or market, or to help a fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index, or that the counterparty will not fulfill its obligation under the agreement. Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities may be set aside as collateral by the Fund's custodian.

D. FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

E. FEDERAL INCOME TAXES

Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

F. DIVIDENDS TO SHAREHOLDERS

The Money Market Fund declares a dividend daily and is payable monthly equal to its net investment income for that day. The Bond Funds declare and pay dividends from net investment income monthly. The Equity Index Fund, Value Equity Fund and Growth Equity Fund declare and pay dividends from net investment income semi-annually. The Small Cap Equity Fund, International Equity Fund, the Blended Funds and the Institutional Blended Funds declare and pay dividends from net investment income annually. The Funds declare and pay distributions from capital gains, if available, annually. Distributions to shareholders are recorded on the ex-dividend date.

G. SECURITY TRANSACTIONS, INCOME AND REALIZED GAINS AND LOSSES

Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily, including the amortization of market premium and the accretion of market discount. Realized gains and losses from security transactions are identified on an identified cost basis.

Income from Real Estate Investment Trusts ("REITS") is accounted for on ex-date using the prior year's 1099 information. Any changes from these estimates are recognized in the following year when the 1099 for the current year is received, typically in February.

H. EXPENSES

Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds of the Trust are generally allocated to each Fund in proportion to their relative net assets. Each class of shares bears its pro-rata portion of expenses attributable to its class, except that each class separately bears expenses related specifically to that class, such as printing, transfer agent, service and distribution fees.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEES

Pursuant to a separate investment advisory agreement, SBC Financial Services, Inc. ("SBCFS" or "Investment Advisor") acts as the Investment Advisor to the Funds. As Investment Advisor it supervises the investments of the Funds and for such services is paid a fee. SBCFS and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select Fund's investments. Under the general supervision of SBCFS, the sub-advisers make the day-to-day investment decisions for the Select Funds and for such services each sub-adviser receives a fee from the Funds.

The advisory fees paid to SBCFS and aggregate sub-advisory fees paid to the sub-advisers, listed at the end of this report, are computed daily based upon the net assets of each Fund. The actual advisory and sub-advisory fees accrued during the year ended December 31, 2004, based upon average daily net assets, were as follows:

FUND                      ADVISORY FEES    SUB-ADVISER FEES
----                      -------------    ----------------
Flexible Income                .10%               --
Growth & Income                .10%               --
Capital Opportunities          .10%               --
Global Equity                  .10%               --
Flexible Income I              .10%               --
Growth & Income I              .10%               --
Capital Opportunities I        .10%               --
Global Equity I                .10%               --
Money Market                   .14%              .07%
Low-Duration Bond              .20%              .21%
Medium-Duration Bond           .23%              .20%
Extended-Duration Bond         .27%              .22%
Equity Index                   .14%              .00%
Value Equity                   .43%              .24%

FUND                      ADVISORY FEES    SUB-ADVISER FEES
----                      -------------    ----------------
Growth Equity                  .48%              .36%
Small Cap Equity               .30%              .79%
International Equity           .47%              .51%

For the year ended December 31, 2004, advisory fees and waivers for each Fund were as follows:

                          GROSS                     NET ADVISORY FEE
                       ADVISORY FEE     WAIVERS     (REIMBURSEMENT)
                       ------------   -----------   ----------------
Flexible Income         $  281,802    $  (117,642)     $  164,160
Growth & Income          1,193,211        (11,549)      1,181,662
Capital Opportunities      954,017        (28,222)        925,795
Global Equity              859,781        (44,960)        814,821
Flexible Income I           29,746        (65,442)        (35,696)
Growth & Income I          107,685        (52,113)         55,572
Capital Opportunities
  I                         62,378        (63,820)         (1,442)
Global Equity I             28,513        (67,507)        (38,994)
Money Market             1,244,715         46,872       1,291,587
Low-Duration Bond        1,631,402       (504,001)      1,127,401
Medium-Duration Bond     1,924,817       (758,345)      1,166,472
Extended-Duration
  Bond                   1,215,868        (77,079)      1,138,789
Equity Index               616,910        (74,504)        542,406
Value Equity             5,604,857       (304,962)      5,299,895
Growth Equity            6,790,977     (1,174,603)      5,616,374
Small Cap Equity         1,306,804       (524,217)        782,587
International Equity     4,881,513     (1,635,218)      3,246,295

B. DISTRIBUTION AND SHAREHOLDER SERVICING FEES

The Board of Trustees has adopted Shareholder Service Plans for the GS4, GS6 and GS8 Class of each Select Fund and the GS6 and GS8 Class of each Blended Fund ("Service Plans") and a separate Plan of Distribution for the GS6 and GS8 Class of each Select Fund and Blended Fund pursuant to Rule 12b-1 under the 1940 Act ("12b1 Plan").

Under the Service Plans, the GS4, GS6 and GS8 Class of each Select Fund and the GS6 and GS8 Class of each Blended Fund are authorized to pay fees to parties that provide services for and maintain shareholder accounts. The GS4, GS6 and GS8 Class of each Select Fund are authorized to pay service fees of 0.19%, 0.30% and 0.40% of average daily net assets, respectively. During the period January 1, 2004 through November 8, 2004, the GS4 and GS6 Classes of each Select Fund were authorized to pay service fees of 0.19% and 0.15% of average daily net assets, respectively. The GS6 and GS8 Class of each Blended Fund are authorized to pay service fees of 0.11% and 0.21% of average daily net assets, respectively. During the period January 1, 2004 through November 8, 2004, the GS6 Class of each Blended Fund paid no service fees.

Under the 12b-1 Plan, the assets of each Select Fund and Blended Fund may be used to compensate the Annuity Board, the Distributor or others for certain expenses relating to the distribution of shares of the Funds to investors. Under the 12b-1 Plan, the maximum amount payable as a percentage of average daily net assets on an annual basis is 0.10% by the GS6 Class of each Select Fund and Blended Fund and 0.30% by the GS8 Class of each Select Fund and Blended Fund. During the period January 1, 2004 through November 8, 2004, the GS6 Class of each Blended Fund was authorized to pay fees under the 12b-1 Plan of 0.06% of average daily net assets.

C. EXPENSE LIMITATION

SBCFS has agreed, through April 30, 2005, to waive fees and reimburse expenses of the GS2 Class, GS4 Class, GS6 Class and the GS8 Class of each Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of each class's average daily net assets as follows:

                            GS2     GS4     GS6     GS8
                           CLASS   CLASS   CLASS   CLASS
                           -----   -----   -----   -----
Flexible Income              NA    0.13%   0.50%   0.80%
Growth & Income              NA    0.13%   0.60%   0.90%
Capital Opportunities        NA    0.13%   0.70%   1.00%
Global Equity                NA    0.13%   0.57%   0.87%
Flexible Income I          0.17%     NA      NA      NA
Growth & Income I          0.17%     NA      NA      NA
Capital Opportunities I    0.17%     NA      NA      NA
Global Equity I            0.17%     NA      NA      NA
Money Market               0.27%   0.46%   0.87%   1.17%
Low-Duration Bond          0.45%   0.61%   1.00%   1.30%
Medium-Duration Bond       0.50%   0.62%   1.05%   1.35%
Extended-Duration Bond     0.65%   0.73%   1.20%   1.50%
Equity Index               0.25%   0.40%   0.60%   0.90%
Value Equity               0.76%   0.90%   1.30%   1.60%
Growth Equity              0.87%   0.99%   1.39%   1.69%

                            GS2     GS4     GS6     GS8
                           CLASS   CLASS   CLASS   CLASS
                           -----   -----   -----   -----
Small Cap Equity           1.18%   1.25%   1.65%   1.95%
International Equity       0.97%   1.15%   1.50%   1.80%

During the period January 1, 2004 through November 8, 2004, SBCFS agreed to waive fees and reimburse expenses of the GS6 Class of the Blended Funds (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceeded, in the aggregate, the annual percentage rate of each class's average daily net assets for the following Funds:

                                                GS6
FUND                                           CLASS
----                                           -----
Flexible Income                                0.35%
Growth & Income                                0.45%
Capital Opportunities                          0.55%
Global Equity                                  0.42%

During the period January 1, 2004 through December 31, 2004, SBCFS agreed to waive fees and reimburse expenses of the GS6 Class of the Select Funds (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceeded, in the aggregate, the annual percentage rate of each class's average daily net assets for the following Funds:

                                                GS6
FUND                                           CLASS
----                                           -----
Money Market                                   0.72%
Low-Duration Bond                              0.85%
Medium-Duration Bond                           0.90%
Extended-Duration Bond                         1.05%
Equity Index                                   0.45%
Value Equity                                   1.15%
Growth Equity                                  1.24%
Small Cap Equity                               1.50%
International Equity                           1.35%

Each Fund in turn agrees to reimburse SBCFS for any operating expenses in excess of the expense limitation paid, waived or assumed by SBCFS for that Fund during the limitation period, provided SBCFS would not be entitled to recapture any amount that would cause operating expenses to exceed the expense limitation during the year in which the recapture would be made, and provided further that no amount will be recaptured by SBCFS more than three years after the year in which it was incurred or waived by SBCFS.

At December 31, 2004, the amounts subject to possible future recapture under the expense limitation agreement are as follows:

                          GS2         GS4         GS6       GS8
                         CLASS       CLASS       CLASS     CLASS
                        --------   ----------   --------   ------
Flexible Income               NA   $  300,901   $ 36,343   $4,166
Growth & Income               NA       23,527     31,638    3,804
Capital Opportunities         NA      127,172     18,738      404
Global Equity                 NA      173,753     20,550    1,229
Flexible Income I       $ 99,880           NA         NA       NA
Growth & Income I         89,133           NA         NA       NA
Capital Opportunities
  I                      101,192           NA         NA       NA
Global Equity I          104,319           NA         NA       NA
Money Market               7,020           --     52,050    1,169
Low-Duration Bond         38,076    1,216,096     18,632    1,591
Medium-Duration Bond      19,308    1,794,771     14,389    1,602
Extended-Duration Bond        --      251,926         --      736
Equity Index                  --      254,603    111,964    2,657
Value Equity                  --      927,477     21,533    1,378
Growth Equity             27,888    3,081,853     66,430    1,991
Small Cap Equity          22,666    1,358,170     91,046    1,606
International Equity     145,167    3,817,586     89,641    2,554

SBCFS recaptured the following amounts during the year ended December 31, 2004:

                            GS2       GS4      GS6
                           CLASS     CLASS    CLASS
                          -------   -------   ------
Growth & Income                NA   $ 6,804       --
Money Market              $ 1,554    78,206       --
Extended-Duration Bond      1,371        --   $7,767
Equity Index                8,620        --       --
Value Equity                8,328        --       --

D. BROKERAGE SERVICE AND OTHER ARRANGEMENTS

The Investment Advisor directs the sub-advisers to place security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Equity Funds. The amount of expenses paid through Brokerage Service Arrangements for the year ended December 31, 2004 were as follows:

                                       EXPENSES PAID
                                     THROUGH BROKERAGE
FUND                                SERVICE ARRANGEMENTS
----                                --------------------
Value Equity                              $128,459
Growth Equity                              115,076
Small Cap Equity                           129,288
International Equity                       200,125

In addition, the Funds have entered into arrangements with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of each Fund's expenses. During the year ended December 31, 2004, expenses reduced were as follows:

                                                REDUCTION TO
FUND                                              EXPENSES
----                                            ------------
Flexible Income                                   $   185
Growth & Income                                       350
Capital Opportunities                                 221
Global Equity                                         285
Flexible Income I                                     163
Growth & Income I                                     129
Capital Opportunities I                               181
Global Equity I                                       163
Money Market                                        5,874
Low-Duration Bond                                  34,427
Medium-Duration Bond                               38,429
Extended-Duration Bond                                443
Equity Index                                          514
Value Equity                                          640
Growth Equity                                       1,091
Small Cap Equity                                      872
International Equity                                  818

E. ADMINISTRATOR, TRANSFER AGENT AND DISTRIBUTOR

Certain employees of PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc., are officers of the Funds. PFPC serves as Administrator and Transfer agent of the Funds.

For its services as Administrator, PFPC is entitled to receive fees, computed daily and paid monthly, based upon the average daily net assets of each Fund. The fees currently range between .008% and .0375% of average net assets, excluding out of pocket expenses. For its services as Transfer Agent, PFPC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the year ended December 31, 2004, PFPC received $4,733,089 in aggregate fees and expenses for services rendered under the various agreements described above.

PFPC Distributors, Inc. ("PDI"), also an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Distributor for the Funds. The Funds do not pay any fees to PDI in its capacity as distributor.

4. SECURITIES LENDING

Through an agreement with Northern Trust (the Funds' custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash, letters of credit or U.S. Government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned Securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust. At December 31, 2004, the market values of loaned securities and collateral received were as follows:

                          MARKET VALUE OF    MARKET VALUE OF
FUND                     SECURITIES LOANED     COLLATERAL
----                     -----------------   ---------------
Low-Duration Bond          $267,763,001       $273,087,701
Medium-Duration Bond        299,460,935        304,769,125
Extended-Duration Bond      226,107,600        229,461,776
Equity Index                 39,470,527         40,502,403
Value Equity                158,731,536        162,829,694
Growth Equity               169,509,806        173,915,262
Small Cap Equity            110,821,147        113,679,200
International Equity        187,486,988        196,376,074

5. INVESTMENT TRANSACTIONS

For the year ended December 31, 2004, the cost of purchases and proceeds from sales and maturities (other than short-term and U.S. Government obligations) aggregated for each Fund are as follows:

                                       SALE AND MATURITY
                         PURCHASES         PROCEEDS
                        ------------   -----------------
Flexible Income         $  8,999,000     $  9,600,000
Growth & Income           74,650,000       35,900,000
Capital Opportunities     43,550,000       23,900,000
Global Equity             31,000,000       20,000,000
Flexible Income I          4,002,066        2,790,400
Growth & Income I         43,411,617        5,372,000
Capital Opportunities
  I                        7,226,400        2,398,000
Global Equity I            5,152,462        1,952,300
Low-Duration Bond        562,230,035      452,904,338

                                       SALE AND MATURITY
                         PURCHASES         PROCEEDS
                        ------------   -----------------
Medium-Duration Bond    $409,935,246     $379,324,720
Extended-Duration Bond    55,429,255       87,385,355
Equity Index              16,874,462       10,635,485
Value Equity             696,924,936      741,400,900
Growth Equity            751,776,431      781,426,188
Small Cap Equity         601,604,300      694,070,569
International Equity     340,480,402      328,706,973

For the year ended December 31, 2004, the cost of purchases and proceeds from sales and maturities of long-term U.S. Government obligations aggregated for each Fund are as follows:

                                        SALE AND MATURITY
                         PURCHASES          PROCEEDS
                       --------------   -----------------
Flexible Income        $   22,437,504    $   21,037,858
Growth & Income            36,784,779        36,199,171
Capital Opportunities       9,434,256         8,695,442
Flexible Income I           3,983,212         3,893,931
Growth & Income I           6,415,469         5,712,957
Capital Opportunities
  I                         2,246,315         2,172,850
Low-Duration Bond       1,310,678,271     1,283,315,920
Medium-Duration Bond    2,054,670,069     2,053,447,810
Extended-Duration
  Bond                    234,358,106       198,654,293

FUTURES CONTRACTS

Investments in securities as of December 31, 2004 included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

                                              MARKET VALUE OF     OPEN PURCHASE      NOTIONAL MARKET     NET UNREALIZED GAIN
                                                COLLATERAL       (SALE) CONTRACTS    VALUE ON FUTURES     (LOSS) ON FUTURES
                                              ---------------    ----------------    ----------------    -------------------
FLEXIBLE INCOME FUND
  March 2005 S&P 500(R)                         $   89,570                3            $    910,275          $   19,857
                                                                                                             ==========
GROWTH & INCOME FUND
  March 2005 S&P 500(R)                         $  801,154               39              11,833,575          $  236,341
                                                                                                             ==========
CAPITAL OPPORTUNITIES FUND
  March 2005 S&P 500(R)                         $  905,652               47              14,260,975          $  299,618
                                                                                                             ==========
GLOBAL EQUITY FUND
  March 2005 S&P 500(R)                         $1,288,812               49              14,867,825          $  283,281
                                                                                                             ==========
FLEXIBLE INCOME FUND I
  March 2005 S&P 500(R) E-Mini                  $   19,904                2                 121,370          $    1,778
                                                                                                             ==========
GROWTH & INCOME FUND I
  March 2005 S&P 500(R) E-Mini                  $  104,498               22               1,335,070          $   25,416
                                                                                                             ==========
CAPITAL OPPORTUNITIES FUND I
  March 2005 S&P 500(R) E-Mini                  $   79,618               17               1,031,645          $   12,213
                                                                                                             ==========
GLOBAL EQUITY FUND I
  March 2005 S&P 500(R) E-Mini                  $   74,642               11                 667,535          $    1,535
                                                                                                             ==========
LOW-DURATION BOND FUND
  December 2005 90-Day Euro                     $   67,108               32               7,715,200          $  (25,875)
  June 2005 90-Day Euro                         $   89,819              105              25,416,563              63,843
  March 2005 2-Year U.S. Treasury Note          $2,310,342              859             180,041,031            (141,856)
  March 2005 5-Year U.S. Treasury Note          $  785,434             (186)             33,078,438             (74,554)
  March 2005 10-Year U.S. Treasury Note         $  266,094              178              28,208,250            (104,672)
  September 2005 90-Day Euro                    $  477,538              223              53,860,075            (218,899)
                                                                                                             ----------
                                                                                                             $ (502,013)
                                                                                                             ==========

                                              MARKET VALUE OF     OPEN PURCHASE      NOTIONAL MARKET     NET UNREALIZED GAIN
                                                COLLATERAL       (SALE) CONTRACTS    VALUE ON FUTURES     (LOSS) ON FUTURES
                                              ---------------    ----------------    ----------------    -------------------
MEDIUM-DURATION BOND FUND
  December 2005 90-Day Euro                     $    2,673                1            $    241,100          $     (825)
  December 2005 90-Day LIBOR                    $   73,489               29               6,629,058               9,668
  June 2005 90-Day Euro                         $  545,128              211              51,075,188            (212,701)
  March 2005 2-Year U.S. Treasury Note          $   13,308               22               4,611,063                 970
  March 2005 5-Year U.S. Treasury Note          $  578,340               (9)             57,284,844               3,755
  March 2005 10-Year U.S. Treasury Note         $  948,884              587              69,960,938             207,975
  March 2005 10-Year UK GILT                    $  156,712               66              14,136,154              97,516
  March 2005 20-Year U.S. Treasury Bond         $  467,219             (211)             46,462,500            (132,631)
  March 2005 90-Day Euro                        $  266,405               99              24,031,013             (67,413)
  March 2005 90-Day LIBOR                       $   32,905               13               2,968,215              20,356
  March 2005 Euro-Bobl                          $   69,990               52               7,979,883              33,719
  March 2005 Euro-Bund                          $   20,935               45               7,253,704               3,122
  September 2005 90-Day Euro                    $  144,048               68              16,423,700              (6,065)
  September 2005 90-Day LIBOR                   $  266,679              133              30,405,424             (61,882)
                                                                                                             ----------
                                                                                                             $ (104,436)
                                                                                                             ==========
EQUITY INDEX FUND
  March 2005 S&P 500(R)                         $1,159,434               17               5,158,225          $  102,773
                                                                                                             ==========
VALUE EQUITY FUND
  March 2005 Russell 1000                       $  263,734               10               3,259,750          $   54,390
  March 2005 S&P 500(R)                         $4,563,093              135              40,962,375             287,563
                                                                                                             ----------
                                                                                                             $  341,953
                                                                                                             ==========
GROWTH EQUITY FUND
  March 2005 S&P 500(R)                         $4,791,994              124              37,624,700          $  265,071
                                                                                                             ==========
SMALL CAP EQUITY FUND
  March 2005 Russell 2000                       $6,155,448              365             119,345,875          $3,103,510
  March 2005 S&P 500(R)                         $  990,246               19               5,765,075              98,199
                                                                                                             ----------
                                                                                                             $3,201,709
                                                                                                             ==========

FORWARD FOREIGN CURRENCY CONTRACTS

As of December 31, 2004, the following Funds have forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

                                                                                                               NET UNREALIZED
                         CURRENCY TO BE       AMOUNT OF CURRENCY      CURRENCY TO BE     AMOUNT OF CURRENCY    APPRECIATION/
FUND/EXPIRATION DATE        DELIVERED          TO BE DELIVERED           RECEIVED          TO BE RECEIVED      (DEPRECIATION)
--------------------   -------------------   --------------------   ------------------  --------------------   --------------
LOW-DURATION BOND
  FUND
  1/10/2005            European Euro                       79,000   US Dollars                  105,053         $    (2,283)
  1/13/2005            US Dollars                       1,143,828   British Pounds              597,000               1,845

                                                                                                               NET UNREALIZED
                         CURRENCY TO BE       AMOUNT OF CURRENCY      CURRENCY TO BE     AMOUNT OF CURRENCY    APPRECIATION/
FUND/EXPIRATION DATE        DELIVERED          TO BE DELIVERED           RECEIVED          TO BE RECEIVED      (DEPRECIATION)
--------------------   -------------------   --------------------   ------------------  --------------------   --------------
LOW-DURATION BOND
  FUND
  1/27/2005            US Dollars                         178,933   Japanese Yen             18,682,000         $     3,544
  1/27/2005            New Zealand Dollar               3,352,516   US Dollars                2,350,114             (60,906)
                                                                                                                -----------
                                                                                                                $   (57,800)
                                                                                                                ===========
MEDIUM-DURATION BOND
  FUND
  1/10/2005            European Euro                       92,000   US Dollars                  121,595         $    (3,404)
  1/13/2005            US Dollars                         357,771   British Pounds              186,000                (828)
  1/25/2005            South African Rand              10,568,229   US Dollars                1,699,974            (163,928)
  1/26/2005            European Euro                      378,700   US Dollars                  501,883             (12,711)
  1/27/2005            US Dollars                       1,856,543   Japanese Yen            198,418,000              81,506
  1/27/2005            US Dollars                         134,089   Japanese Yen             14,000,000               2,656
  2/8/2005             European Euro                    1,279,862   US Dollars                1,616,466            (122,901)
  2/8/2005             European Euro                    4,950,382   US Dollars                6,515,001            (212,700)
  2/18/2005            Mexican Peso                    27,626,942   US Dollars                2,394,327             (62,783)
  3/14/2005            Polish Zloty                     2,886,993   US Dollars                  928,592             (25,655)
                                                                                                                -----------
                                                                                                                $  (520,748)
                                                                                                                ===========
INTERNATIONAL EQUITY
  1/24/2005            Japanese Yen                   136,856,544   US Dollars                1,254,000         $   (82,447)
  1/31/2005            British Pounds                  11,445,000   US Dollars               20,870,816          (1,063,765)
  2/17/2005            Swiss Francs                       663,508   US Dollars                  565,000             (20,135)
  3/1/2005             Swiss Francs                     2,641,543   US Dollars                2,323,237              (7,626)
  3/1/2005             Japanese Yen                    84,377,156   US Dollars                  827,000               1,014
  4/7/2005             Swiss Francs                       650,361   US Dollars                  573,763              (1,312)
  6/27/2005            European Euro                      595,787   US Dollars                  807,000              (4,679)
  6/30/2005            European Euro                      643,221   British Pounds              459,157              (3,178)
  6/30/2005            Swiss Francs                     1,663,564   British Pounds              771,598             (10,980)
                                                                                                                -----------
                                                                                                                $(1,193,108)
                                                                                                                ===========

OPTIONS WRITTEN

Transactions in options written for the year ended December 31, 2004, were as follows:

                                                              NUMBER OF     PREMIUMS
LOW-DURATION BOND FUND                                        CONTRACTS     RECEIVED
----------------------                                        ---------    -----------
Options written, 12/31/03                                       5,620      $   595,524
                                                               ------      -----------
Options written                                                   257          136,391
Options expired                                                (4,597)        (546,955)
Options closed                                                     --               --
                                                               ------      -----------
Options written, 12/31/04                                       1,280      $   184,960
                                                               ======      ===========

                                                              NUMBER OF     PREMIUMS
MEDIUM-DURATION BOND FUND                                     CONTRACTS     RECEIVED
-------------------------                                     ---------    -----------
Options written, 12/31/03                                      10,147      $ 2,778,035
                                                               ------      -----------
Options written                                                 2,673          793,919
Options expired                                                (4,669)      (1,264,794)
Options closed                                                 (1,259)        (592,386)
                                                               ------      -----------
Options written, 12/31/04                                       6,892      $ 1,714,774
                                                               ======      ===========

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period ended December 31, 2004 and the year ended December 31, 2003, are as follows:

                                       FOR THE YEAR ENDED 12/31/04             FOR THE YEAR ENDED 12/31/03
                                   ------------------------------------    -----------------------------------
FLEXIBLE INCOME FUND                   SHARES               VALUE              SHARES              VALUE
--------------------               ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS4                                      3,644,007    $      48,024,107          2,999,652    $     38,722,374
GS6                                      1,668,753           15,945,619            256,101           2,445,310
GS8                                        539,068            5,135,729                 --                  --
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS4                                        657,290            8,677,858            800,930          10,412,089
GS6                                         69,167              655,380            110,248           1,037,416
GS8                                         14,409              135,729                 --                  --
SHARES REDEEMED:
GS4                                     (3,266,256)         (43,073,535)        (5,542,161)        (71,606,987)
GS6                                     (2,574,088)         (24,578,758)           (56,429)           (541,956)
GS8                                        (14,409)            (135,729)                --                  --
                                   ---------------    -----------------    ---------------    ----------------
Net increase (decrease)                    737,941    $      10,786,400         (1,431,659)   $    (19,531,754)
                                   ===============    =================    ===============    ================

                                       FOR THE YEAR ENDED 12/31/04             FOR THE YEAR ENDED 12/31/03
                                   ------------------------------------    -----------------------------------
GROWTH & INCOME FUND                   SHARES               VALUE              SHARES              VALUE
--------------------               ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS4                                     11,023,584    $     153,845,536          9,190,592    $    118,949,665
GS6                                      1,990,264           19,362,637            335,318           3,061,096
GS8                                        532,427            5,185,267                 --                  --
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS4                                      3,025,333           43,069,121          3,751,332          50,267,852
GS6                                         77,679              755,405            148,121           1,373,027
GS8                                         19,080              185,267                 --                  --
SHARES REDEEMED:
GS4                                     (7,586,229)        (105,690,796)       (15,705,780)       (198,857,253)
GS6                                     (3,159,144)         (30,905,541)           (80,573)           (707,318)
GS8                                        (19,080)            (185,267)                --                  --
                                   ---------------    -----------------    ---------------    ----------------
Net increase (decrease)                  5,903,914    $      85,621,629         (2,360,990)   $    (25,912,931)
                                   ===============    =================    ===============    ================

                                       FOR THE YEAR ENDED 12/31/04             FOR THE YEAR ENDED 12/31/03
                                   ------------------------------------    -----------------------------------
CAPITAL OPPORTUNITIES FUND             SHARES               VALUE              SHARES              VALUE
--------------------------         ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS4                                      6,104,598    $      87,587,097          5,903,866    $     74,733,730
GS6                                      1,021,152           10,493,516            250,222           2,262,504
GS8                                        497,277            5,129,834                 --                  --
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS4                                      1,500,625           22,372,401          1,739,145          23,652,360
GS6                                         22,673              237,515             47,212             455,568
GS8                                         10,462              110,475                 --                  --
SHARES REDEEMED:
GS4                                     (4,253,158)         (60,847,320)        (8,385,067)       (103,428,690)
GS6                                     (1,782,715)         (18,445,454)          (122,322)         (1,106,643)
GS8                                        (12,311)            (129,741)                --                  --
                                   ---------------    -----------------    ---------------    ----------------
Net increase (decrease)                  3,108,603    $      46,508,323           (566,944)   $     (3,431,171)
                                   ===============    =================    ===============    ================

                                       FOR THE YEAR ENDED 12/31/04             FOR THE YEAR ENDED 12/31/03
                                   ------------------------------------    -----------------------------------
GLOBAL EQUITY FUND                     SHARES               VALUE              SHARES              VALUE
------------------                 ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS4                                      5,337,749    $      76,650,981          5,255,047    $     63,303,472
GS6                                      1,360,945           14,911,322            148,557           1,304,684
GS8                                        463,434            5,019,253                 --                  --
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS4                                        765,384           11,723,725            371,322           5,053,687
GS6                                         19,329              216,268             11,098             110,871
GS8                                          5,003               56,833                 --                  --
SHARES REDEEMED:
GS4                                     (4,618,460)         (65,903,638)        (6,113,995)        (70,734,256)
GS6                                     (2,013,639)         (22,021,876)           (37,275)           (319,476)
GS8                                         (1,753)             (19,358)                --                  --
                                   ---------------    -----------------    ---------------    ----------------
Net increase (decrease)                  1,317,992    $      20,633,510           (365,246)   $     (1,281,018)
                                   ===============    =================    ===============    ================

                                                                                 FOR THE PERIOD 07/01/03
                                                                              (COMMENCEMENT OF OPERATIONS)
                                       FOR THE YEAR ENDED 12/31/04                  THROUGH 12/31/03
                                   ------------------------------------    -----------------------------------
FLEXIBLE INCOME FUND I                 SHARES               VALUE              SHARES              VALUE
----------------------             ---------------    -----------------    ---------------    ----------------
SHARES SOLD                                607,864    $       6,337,762          2,963,771    $     29,681,126
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS                                138,826            1,439,169             34,697             357,383
SHARES REDEEMED                           (474,127)          (4,942,846)          (221,947)         (2,259,021)
                                   ---------------    -----------------    ---------------    ----------------
Net increase                               272,563    $       2,834,085          2,776,521    $     27,779,488
                                   ===============    =================    ===============    ================

                                                                                 FOR THE PERIOD 07/01/03
                                                                              (COMMENCEMENT OF OPERATIONS)
                                       FOR THE YEAR ENDED 12/31/04                  THROUGH 12/31/03
                                   ------------------------------------    -----------------------------------
GROWTH & INCOME FUND I                 SHARES               VALUE              SHARES              VALUE
----------------------             ---------------    -----------------    ---------------    ----------------
SHARES SOLD                              4,579,968    $      50,049,807          6,980,068    $     70,055,135
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS                                443,757            4,971,999            170,077           1,804,518
SHARES REDEEMED                           (921,092)         (10,194,902)          (375,070)         (3,911,770)
                                   ---------------    -----------------    ---------------    ----------------
Net increase                             4,102,633    $      44,826,904          6,775,075    $     67,947,883
                                   ===============    =================    ===============    ================

                                                                                 FOR THE PERIOD 07/01/03
                                                                              (COMMENCEMENT OF OPERATIONS)
                                       FOR THE YEAR ENDED 12/31/04                  THROUGH 12/31/03
                                   ------------------------------------    -----------------------------------
CAPITAL OPPORTUNITIES FUND I           SHARES               VALUE              SHARES              VALUE
----------------------------       ---------------    -----------------    ---------------    ----------------
SHARES SOLD                              1,014,142    $      11,750,036          5,287,084    $     53,184,082
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS                                170,884            2,062,459             88,095             976,975
SHARES REDEEMED                           (557,933)          (6,492,871)          (200,958)         (2,151,481)
                                   ---------------    -----------------    ---------------    ----------------
Net increase                               627,093    $       7,319,624          5,174,221    $     52,009,576
                                   ===============    =================    ===============    ================

                                                                                 FOR THE PERIOD 07/01/03
                                                                              (COMMENCEMENT OF OPERATIONS)
                                       FOR THE YEAR ENDED 12/31/04                  THROUGH 12/31/03
                                   ------------------------------------    -----------------------------------
GLOBAL EQUITY FUND I                   SHARES               VALUE              SHARES              VALUE
--------------------               ---------------    -----------------    ---------------    ----------------
SHARES SOLD                                648,062    $       7,880,313          2,324,815    $     23,434,827
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS                                 49,042              636,392             18,045             209,318
SHARES REDEEMED                           (358,584)          (4,359,088)          (133,051)         (1,424,993)
                                   ---------------    -----------------    ---------------    ----------------
Net increase                               338,520    $       4,157,617          2,209,809    $     22,219,152
                                   ===============    =================    ===============    ================

                                       FOR THE YEAR ENDED 12/31/04             FOR THE YEAR ENDED 12/31/03
                                   ------------------------------------    -----------------------------------
MONEY MARKET FUND                      SHARES               VALUE              SHARES              VALUE
-----------------                  ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS2                                     45,386,513    $      45,386,512         88,426,471    $     88,426,471
GS4                                  2,724,683,827        2,724,683,826      3,475,735,151       3,475,735,152
GS6                                     11,500,548           11,500,547          3,800,874           3,800,874
GS8                                      5,004,597            5,004,598                 --                  --
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS2                                        680,196              680,196            310,135             310,135
GS4                                      4,564,114            4,564,114          4,666,721           4,666,721
GS6                                         56,965               56,965             62,338              62,338
GS8                                          6,789                6,789                 --                  --
SHARES REDEEMED:
GS2                                    (48,066,537)         (48,066,537)       (30,856,125)        (30,856,125)
GS4                                 (2,744,229,998)      (2,744,229,998)    (3,533,632,077)     (3,533,632,077)
GS6                                    (15,116,865)         (15,116,865)       (12,365,637)        (12,365,637)
GS8                                         (4,288)              (4,288)                --                  --
                                   ---------------    -----------------    ---------------    ----------------
Net decrease                           (15,534,139)   $     (15,534,141)        (3,852,149)   $     (3,852,148)
                                   ===============    =================    ===============    ================

                                       FOR THE YEAR ENDED 12/31/04             FOR THE YEAR ENDED 12/31/03
                                   ------------------------------------    -----------------------------------
LOW-DURATION BOND FUND                 SHARES               VALUE              SHARES              VALUE
----------------------             ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS2                                      1,522,844    $      14,462,701          9,852,397    $     96,600,779
GS4                                     11,341,798          147,272,390         12,488,144         165,022,970
GS6                                      1,397,602           13,279,997            370,361           3,629,836
GS8                                        526,316            5,000,000                 --                  --
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS2                                        212,603            2,002,962            215,429           2,072,803
GS4                                      1,370,322           17,743,865          2,037,432          26,739,288
GS6                                         61,346              580,489            109,633           1,061,162
GS8                                          8,159               76,659                 --                  --
SHARES REDEEMED:
GS2                                       (972,228)          (9,242,437)        (5,065,621)        (49,650,731)
GS4                                     (7,254,656)         (94,413,598)       (16,633,651)       (220,077,046)
GS6                                     (2,092,389)         (19,874,523)          (270,351)         (2,642,616)
GS8                                             --                   --                 --                  --
                                   ---------------    -----------------    ---------------    ----------------
Net increase                             6,121,717    $      76,888,505          3,103,773    $     22,756,445
                                   ===============    =================    ===============    ================

                                       FOR THE YEAR ENDED 12/31/04             FOR THE YEAR ENDED 12/31/03
                                   ------------------------------------    -----------------------------------
MEDIUM-DURATION BOND FUND              SHARES               VALUE              SHARES              VALUE
-------------------------          ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS2                                      2,017,679    $      18,782,002          8,179,822    $     79,295,587
GS4                                     14,384,711          198,015,923         16,034,944         221,272,485
GS6                                      1,738,376           16,453,300            567,749           5,488,636
GS8                                        528,541            5,000,000                 --                  --
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS2                                        392,757            3,609,605            351,398           3,313,145
GS4                                      2,735,238           37,465,253          3,312,192          45,476,001
GS6                                        134,574            1,246,004            196,599           1,867,741
GS8                                         23,875              220,135                 --                  --
SHARES REDEEMED:
GS2                                     (1,610,530)         (14,975,756)        (4,259,150)        (41,269,488)
GS4                                     (9,138,068)        (125,341,747)       (21,454,483)       (296,969,385)
GS6                                     (2,496,490)         (23,624,543)          (354,296)         (3,428,706)
GS8                                             --                   --                 --                  --
                                   ---------------    -----------------    ---------------    ----------------
Net increase                             8,710,663    $     116,850,176          2,574,775    $     15,046,016
                                   ===============    =================    ===============    ================

                                       FOR THE YEAR ENDED 12/31/04             FOR THE YEAR ENDED 12/31/03
                                   ------------------------------------    -----------------------------------
EXTENDED-DURATION BOND FUND            SHARES               VALUE              SHARES              VALUE
---------------------------        ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS2                                      1,592,764    $      14,752,906          4,850,745    $     48,928,974
GS4                                      8,519,523          127,568,248         13,108,503         198,325,568
GS6                                      2,077,487           19,302,731            546,676           5,402,567
GS8                                        541,712            5,000,000                 --                  --
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS2                                        404,013            3,655,389            375,173           3,566,652
GS4                                      1,861,952           27,717,147          2,448,979          36,713,639
GS6                                        325,052            2,941,873            416,507           3,973,266
GS8                                         31,449              282,167                 --                  --
SHARES REDEEMED:
GS2                                     (1,508,800)         (13,937,947)        (2,757,539)        (27,568,450)
GS4                                     (9,670,332)        (144,941,440)       (16,949,095)       (258,599,321)
GS6                                     (2,731,351)         (25,324,478)          (506,408)         (5,012,043)
GS8                                             --                   --                 --                  --
                                   ---------------    -----------------    ---------------    ----------------
Net increase                             1,443,469    $      17,016,596          1,533,541    $      5,730,852
                                   ===============    =================    ===============    ================

                                       FOR THE YEAR ENDED 12/31/04             FOR THE YEAR ENDED 12/31/03
                                   ------------------------------------    -----------------------------------
EQUITY INDEX FUND                      SHARES               VALUE              SHARES              VALUE
-----------------                  ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS2                                        626,229    $       5,857,548          4,461,868    $     36,455,381
GS4                                      3,188,876           49,660,836          5,647,274          73,655,508
GS6                                      1,315,085           12,679,856            186,065           1,502,533
GS8                                        529,030            5,053,874                 --                  --
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS2                                        101,674              973,186             45,263             403,725
GS4                                        383,028            6,161,862            260,606           3,723,527
GS6                                         41,965              402,479             32,121             278,529
GS8                                          5,469               53,874                 --                  --
SHARES REDEEMED:
GS2                                       (664,944)          (6,187,119)        (1,529,027)        (12,857,703)
GS4                                     (3,452,012)         (53,362,551)        (5,386,315)        (71,239,038)
GS6                                     (2,091,566)         (20,107,543)           (88,596)           (708,958)
GS8                                         (5,475)             (53,874)                --                  --
                                   ---------------    -----------------    ---------------    ----------------
Net increase (decrease)                    (22,641)   $       1,132,428          3,629,259    $     31,213,504
                                   ===============    =================    ===============    ================

                                       FOR THE YEAR ENDED 12/31/04             FOR THE YEAR ENDED 12/31/03
                                   ------------------------------------    -----------------------------------
VALUE EQUITY FUND                      SHARES               VALUE              SHARES              VALUE
-----------------                  ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS2                                      1,498,441    $      15,591,871         11,711,145    $    101,805,688
GS4                                      5,785,172           93,964,007          8,378,960         110,320,265
GS6                                      1,704,070           18,542,472            239,944           2,063,770
GS8                                        462,149            5,034,343                 --                  --
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS2                                        158,475            1,725,924             94,136             913,660
GS4                                      1,028,686           17,362,675          1,121,254          15,815,795
GS6                                         39,281              425,791             40,211             369,031
GS8                                          3,013               34,343                 --                  --
SHARES REDEEMED:
GS2                                     (2,131,621)         (22,174,278)        (5,442,301)        (47,926,854)
GS4                                     (8,581,255)        (142,217,090)       (13,311,092)       (175,057,679)
GS6                                     (2,153,589)         (23,638,653)           (97,837)           (831,105)
GS8                                         (3,015)             (34,343)                --                  --
                                   ---------------    -----------------    ---------------    ----------------
Net increase (decrease)                 (2,190,193)   $     (35,382,938)         2,734,420    $      7,472,571
                                   ===============    =================    ===============    ================

                                       FOR THE YEAR ENDED 12/31/04             FOR THE YEAR ENDED 12/31/03
                                   ------------------------------------    -----------------------------------
GROWTH EQUITY FUND                     SHARES               VALUE              SHARES              VALUE
------------------                 ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS2                                      1,613,851    $      15,216,823         13,561,260    $    111,472,774
GS4                                      5,944,000           89,698,969         12,352,654         155,965,573
GS6                                      1,354,099           13,128,810            365,073           2,947,648
GS8                                        521,376            5,000,000                 --                  --
SHARES REDEEMED:
GS2                                     (2,119,626)         (19,855,335)        (5,521,123)        (46,186,040)
GS4                                     (8,189,207)        (124,051,039)       (17,498,144)       (220,165,499)
GS6                                     (1,991,736)         (19,276,237)          (151,376)         (1,217,720)
GS8                                             --                   --                 --                  --
                                   ---------------    -----------------    ---------------    ----------------
Net increase (decrease)                 (2,867,243)   $     (40,138,009)         3,108,344    $      2,816,736
                                   ===============    =================    ===============    ================

                                       FOR THE YEAR ENDED 12/31/04             FOR THE YEAR ENDED 12/31/03
                                   ------------------------------------    -----------------------------------
SMALL CAP EQUITY FUND                  SHARES               VALUE              SHARES              VALUE
---------------------              ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS2                                        688,611    $       8,281,035          3,640,755    $     35,234,158
GS4                                      6,941,965          108,621,813         10,543,219         135,857,768
GS6                                      1,629,128           20,070,031            462,903           4,701,696
GS8                                        411,862            5,000,000
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS2                                        128,304            1,605,087                 --                  --
GS4                                      1,135,100           18,717,791                 --                  --
GS6                                         82,022            1,012,977                 --                  --
GS8                                         24,795              305,972                 --                  --
SHARES REDEEMED:
GS2                                       (732,845)          (8,746,342)        (2,053,288)        (21,163,131)
GS4                                     (5,684,710)         (88,070,288)        (9,413,284)       (116,448,337)
GS6                                     (2,235,825)         (27,373,199)          (135,569)         (1,346,215)
GS8                                             --                   --                 --                  --
                                   ---------------    -----------------    ---------------    ----------------
Net increase                             2,388,407    $      39,424,877          3,044,736    $     36,835,939
                                   ===============    =================    ===============    ================

                                       FOR THE YEAR ENDED 12/31/04             FOR THE YEAR ENDED 12/31/03
                                   ------------------------------------    -----------------------------------
INTERNATIONAL EQUITY FUND              SHARES               VALUE              SHARES              VALUE
-------------------------          ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS2                                      3,185,332    $      36,872,679          8,174,211    $     75,814,682
GS4                                      5,416,943           74,761,876         14,644,611         157,879,504
GS6                                      1,543,393           18,807,962            163,727           1,560,959
GS8                                        417,709            5,035,394                 --                  --
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS2                                        115,700            1,448,031             72,461             797,069
GS4                                        900,425           13,270,599            861,759          11,108,069
GS6                                         23,826              295,478             24,358             265,255
GS8                                          2,772               35,394                 --                  --
SHARES REDEEMED:
GS2                                     (1,107,875)         (12,936,001)        (4,344,837)        (41,517,645)
GS4                                     (6,777,507)         (92,618,667)       (16,770,240)       (180,433,081)
GS6                                     (1,906,068)         (23,242,796)           (40,947)           (379,887)
GS8                                         (2,765)             (35,394)                --                  --
                                   ---------------    -----------------    ---------------    ----------------
Net increase                             1,811,885    $      21,694,555          2,785,103    $     25,094,925
                                   ===============    =================    ===============    ================

7. BANK BORROWINGS

The Trust, on behalf of and for the benefit of the Funds, has a credit agreement with Bank of America, N.A., dated October 19, 2004, whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund Shareholder redemptions. The agreement permits borrowings up to $50 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Bank prime rate minus two percent or the Wall Street Journal LIBOR One Month Floating Rate plus 0.50%. Each Fund also pays a facility fee equal to its pro rata share of the amount of the credit facility at a rate of 0.12% per annum. Each Fund had no borrowings outstanding during the year ended December 31, 2004.

8. FEDERAL INCOME TAXES

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, losses deferred due to wash sales, investments in passive foreign investment companies and excise tax regulations. Distributions during the years ending December 31, 2003 and 2004 were characterized as follows for tax purposes:

                               ORDINARY      LONG-TERM        TOTAL
FUND                            INCOME      CAPITAL GAIN   DISTRIBUTION
----                          -----------   ------------   ------------
FLEXIBLE INCOME
                       2004   $ 6,674,001   $ 2,803,393    $ 9,477,394
                       2003     4,674,701     6,798,990     11,473,691
GROWTH & INCOME
                       2004    26,687,405    17,336,809     44,024,214
                       2003    29,857,219    21,796,066     51,653,285
CAPITAL OPPORTUNITIES
                       2004    14,526,079     8,194,511     22,720,590
                       2003    15,708,591     8,401,297     24,109,888
GLOBAL EQUITY
                       2004     7,152,360     4,844,621     11,996,981
                       2003     5,164,553            --      5,164,553
FLEXIBLE INCOME I
                       2004     1,154,594       284,575      1,439,169
                       2003       357,383            --        357,383
GROWTH & INCOME I
                       2004     3,927,779     1,049,665      4,977,444
                       2003     1,782,721        21,797      1,804,518
CAPITAL OPPORTUNITIES I
                       2004     1,611,896       450,563      2,062,459
                       2003       943,918        33,057        976,975
GLOBAL EQUITY I
                       2004       531,130       105,262        636,392
                       2003       194,633        14,685        209,318
MONEY MARKET
                       2004     8,848,288            --      8,848,288
                       2003     7,918,076            --      7,918,076
LOW-DURATION BOND
                       2004    17,308,846     3,097,375     20,406,221
                       2003    25,512,205     4,364,359     29,876,564
MEDIUM-DURATION BOND
                       2004    37,814,520     4,734,024     42,548,544
                       2003    43,170,685     7,497,478     50,668,163
EXTENDED-DURATION BOND
                       2004    25,006,677     9,593,313     34,599,990
                       2003    23,645,972    20,612,648     44,258,620
EQUITY INDEX
                       2004     7,592,346            --      7,592,346
                       2003     4,405,649            --      4,405,649

                               ORDINARY      LONG-TERM        TOTAL
FUND                            INCOME      CAPITAL GAIN   DISTRIBUTION
----                          -----------   ------------   ------------
VALUE EQUITY
                       2004   $19,558,474   $     3,412    $19,561,886
                       2003    17,107,697            --     17,107,697
SMALL CAP EQUITY
                       2004            --    21,644,314     21,644,314
                       2003            --            --             --
INTERNATIONAL EQUITY
                       2004    15,049,648            --     15,049,648
                       2003    12,170,411            --     12,170,411

At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                        UNDISTRIBUTED
                                          LONG-TERM       UNREALIZED
                        UNDISTRIBUTED   CAPITAL GAIN/   APPRECIATION/
                          ORDINARY      (CAPITAL LOSS   (DEPRECIATION)
FUND                       INCOME       CARRYFORWARD)   ON INVESTMENTS
----                    -------------   -------------   --------------
Flexible Income          $     7,952    $   1,587,438    $ 50,183,950
Growth & Income              353,113       10,895,930     232,361,397
Capital Opportunities        288,294        6,575,839     200,787,861
Global Equity                331,839        3,707,367     205,882,819
Flexible Income I                 41          205,456         632,600
Growth & Income I             30,800        1,395,471       7,969,768
Capital Opportunities
  I                           21,683          620,988      10,640,691
Global Equity I               15,167          232,704       6,922,696
Money Market                     622           (2,944)             --
Low-Duration Bond            363,897       (1,356,941)     (4,285,778)
Medium-Duration Bond       2,522,352        1,305,314      14,984,799
Extended-Duration Bond       173,498        4,831,071      25,137,349
Equity Index                      --       (4,712,723)     69,497,033
Value Equity                      --       17,970,092     247,984,576
Growth Equity                   (833)    (302,364,465)    288,974,701
Small Cap Equity           6,896,022        8,770,515      83,256,891
International Equity       2,376,385      (59,817,026)    270,368,429

Post-October loss deferrals have been included in undistributed ordinary income and undistributed long-term capital gains, depending upon the character of the loss deferral.

For federal income tax purposes, capital loss carryovers, and their expiration dates, were as follows as of December 31, 2004:

                        EXPIRING       EXPIRING       EXPIRING
                       12/31/2009     12/31/2010     12/31/2011       TOTAL
                       -----------   ------------   ------------   ------------
Money Market Fund               --             --   $      2,028   $      2,028
Equity Index                    --   $  4,712,723             --      4,712,723
Growth Equity          $54,032,205    125,035,753    123,296,507    302,364,465
International Equity            --     24,689,422     35,127,604     59,817,026

For federal income tax purposes, post-October loss deferrals, which will reverse in 2005, were as follows as of December 31, 2004:

                               CAPITAL     FX AND PFIC     TOTAL
                              ----------   -----------   ----------
Money Market................  $      916        --       $      916
Low-Duration Bond...........   1,359,195        --        1,359,195
Growth Equity...............          --      $833              833

At December 31, 2004, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                           NET UNREALIZED
                           APPRECIATION/    APPRECIATED    DEPRECIATED
FUND                       (DEPRECIATION)    SECURITIES     SECURITIES
----                       --------------   ------------   ------------
Flexible Income             $ 50,183,951    $ 50,183,951             --
Growth & Income              232,361,398     232,422,871   $    (61,473)
Capital Opportunities        200,787,861     200,788,953         (1,092)
Global Equity                205,882,819     205,882,819             --
Flexible Income I                632,600       1,733,116     (1,100,516)
Growth & Income I              7,969,767      11,347,259     (3,377,492)
Capital Opportunities I       10,640,690      11,755,686     (1,114,996)
Global Equity I                6,922,696       6,922,696             --
Low-Duration Bond             (4,879,073)      1,502,621     (6,381,694)
Medium-Duration Bond          19,017,352      22,750,454     (3,733,102)
Extended-Duration Bond        25,110,859      25,328,192       (217,333)
Equity Index                  69,497,033     125,914,613    (56,417,580)
Value Equity                 247,984,578     284,770,993    (36,786,415)
Growth Equity                288,974,702     311,405,199    (22,430,497)
Small Cap Equity              83,256,891      88,085,982     (4,829,091)
International Equity         270,446,038     299,199,026    (28,752,988)

The differences between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

At December 31, 2004, the aggregate cost for federal income tax purposes was as follows (excluding foreign currency and derivative related items):

FUND                                              FEDERAL TAX COST
----                                              ----------------
Flexible Income                                       237,613,993
Growth & Income                                     1,069,568,104
Capital Opportunities                                 854,834,013
Global Equity                                         749,302,556
Flexible Income I                                      30,912,915
Growth & Income I                                     114,183,381
Capital Opportunities I                                59,946,457
Global Equity I                                        26,620,648
Money Market                                          910,041,968
Low-Duration Bond                                   1,103,087,977
Medium-Duration Bond                                1,178,036,923
Extended-Duration Bond                                556,165,825
Equity Index                                          437,791,845
Value Equity                                        1,291,658,925
Growth Equity                                       1,379,650,938
Small Cap Equity                                      511,233,224
International Equity                                1,106,262,056

At December 31, 2004, capital contributions, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of paydown gains, net operating losses and foreign currency transactions. The following amounts were reclassified within the capital accounts:

                                                      ACCUMULATED
                                                      NET REALIZED
                                                     GAIN (LOSS) ON
                                                      INVESTMENTS,
                                                        CURRENCY
                                      ACCUMULATED     TRANSLATIONS
                         PAID IN     UNDISTRIBUTED   AND DERIVATIVE
FUND                     CAPITAL        INCOME        TRANSACTIONS
----                   -----------   -------------   --------------
Flexible Income                 --    $   58,118      $   (58,118)
Growth & Income                 --     3,423,478       (3,423,478)
Capital Opportunities           --     1,352,652       (1,352,652)
Flexible Income I               --         8,725           (8,725)
Growth & Income I               --       479,845         (479,845)
Capital Opportunities
  I                             --       135,550         (135,550)
Low-Duration Bond               --     1,448,491       (1,448,491)
Medium-Duration Bond   $  (119,286)    4,202,411       (4,083,125)
Extended-Duration
  Bond                          --       969,074         (969,074)
Equity Index               (12,406)       12,406               --
Growth Equity           (1,476,355)    1,470,687            5,668
Small Cap Equity                --       762,269         (762,269)
International Equity            --        (7,551)           7,551

Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

9. INVESTMENT NOT MEETING INVESTMENT GUIDELINES

During the year ended December 31, 2004, one of the Growth Equity Fund's sub-advisers purchased a security that did not meet the Fund's investment guidelines. The security was subsequently sold at a loss of $615,013, for which the Fund was fully reimbursed by the sub-adviser.

10. SWAP INCOME RECLASSIFICATION

As a result of a recent FASB Emerging Issues Task Force consensus and subsequent related SEC staff guidance, the Low-Duration and Medium-Duration Bond Funds have reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain
(loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased net investment income and decreased net realized gains by $135,007 and $45,384 for the years ending December 31, 2004 and December 31, 2003, respectively, for the Low-Duration Bond Fund. This reclassification increased net investment income and decreased net realized gains by $1,259,642 and $117,068 for the years ended December 31, 2004 and December 31, 2003, respectively, for the Medium-Duration Bond Fund. These reclassifications had no effect on the Fund's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AB Funds Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund, Global Equity Fund, Flexible Income Fund I, Growth & Income Fund I, Capital Opportunities Fund I, Global Equity Fund I, Money Market Fund, Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity Fund (constituting AB Funds Trust, hereafter referred to as the "Trust") at December 31, 2004, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 23, 2005

FUND MANAGEMENT (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 262-0511.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                    IN FUND
                                    TERM OF OFFICE                                  COMPLEX         OTHER TRUSTEESHIPS/
NAME, (DOB), ADDRESS AND            AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN           DIRECTORSHIPS
POSITION(S) WITH TRUST              TIME SERVED(1)       DURING PAST 5 YEARS       BY TRUSTEE        HELD BY TRUSTEEE
------------------------            --------------     -----------------------     ----------       -------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                     DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
 Earl B. Patrick (6/3/44)             Since 2000    President and Chief Operating     17       Earl B. Patrick,
 Jim Stewart Realtors, Inc.                         Officer, Jim Stewart,                      Inc. -- President and
 500 N. Valley Mills Drive                          Realtors, Inc. d/b/a Coldwell              Director (Real Estate
 Waco, TX 76710                                     Banker Jim Stewart, Realtors,              Brokerage); JSR Building
 Trustee                                            1975 - Present.                            Partnership -- Managing
                                                                                               Partner (Real Estate
                                                                                               Investments); JSR Land
                                                                                               Partnership -- Managing
                                                                                               Partner (Real Estate
                                                                                               Investments); Meadowlake
                                                                                               Center -- General Partner
                                                                                               (Real Estate Investments);
                                                                                               Baylor Foundation -- Director
                                                                                               University Development).
--------------------------------------------------------------------------------------------------------------------------------
 Michael R. Buster (11/18/57)         Since 2002    Executive Pastor, Prestonwood     17       None
 3656 Bridle Road                                   Baptist Church,
 Prosper, TX 75078                                  1989 - Present.
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
 Joseph A. Mack (11/22/39)            Since 2002    Director, Office of Public        17       None
 3400 Wilmot Ave.                                   Policy, South Carolina
 Columbia, SC 29205                                 Baptist Convention,
 Trustee                                            1999 - Present; Deputy
                                                    Director, SC Retirement
                                                    Systems.
--------------------------------------------------------------------------------------------------------------------------------
 James Ray Taylor (10/19/33)          Since 2002    Retired since 1994.               17       None
 3009 Tanglewood Park West
 Fort Worth, Texas 76109
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
 William Craig George (7/8/58)       Since 2004*    Regional Senior Credit            17       None
 617 Glen Eden Drive                                Officer, SunTrust Bank,
 Raleigh, NC 27612                                  1995 - present.
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
 Kevin P. Mahoney (7/26/57)          Since 2004*    Executive Pastor, FBC West        17       None
 First Baptist Church                               Palm Beach, FL, July 2000 -
 1101 South Flagler Drive                           present; Administrative
 West Palm Beach, FL 33401                          Pastor, FBC Merritt Island,
 Trustee                                            FL, June 1995 - June 2000.
--------------------------------------------------------------------------------------------------------------------------------
                                                     INTERESTED TRUSTEES(2)
--------------------------------------------------------------------------------------------------------------------------------
 Gerald B. Jones (5/24/32)            Since 2000    Owner Jones Motorcars, Inc.       17       Annuity Board -- Trustee,
 Jones Motorcars, Inc.                              1957 - Present.                            Bank of Arkansas -- Director
 3535 N. College Avenue
 Fayetteville, AR 72703-5108
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
 George Tous van Nijkerk (8/12/39)    Since 2000    Executive Director of             17       Annuity Board -- Trustee
 2401 Cedar Springs Road                            Administration, Christ
 Dallas, Texas 75201-1407                           Baptist Church, February
 Trustee                                            2004 - Present;
                                                    Administrative Services
                                                    Director, Providence Baptist
                                                    Church, 1991 - 2004.
--------------------------------------------------------------------------------------------------------------------------------
                                                 OFFICERS WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
 Jeffrey P. Billinger (12/5/46)       Since 2000    Executive Officer and             N/A      N/A
 2401 Cedar Springs Road                            Treasurer, Annuity Board of
 Dallas, TX 75201-1407                              the Southern Baptist
 Vice President and Treasurer                       Convention, 1995 - Present.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                    IN FUND
                                    TERM OF OFFICE                                  COMPLEX         OTHER TRUSTEESHIPS/
NAME, (DOB), ADDRESS AND            AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN           DIRECTORSHIPS
POSITION(S) WITH TRUST              TIME SERVED(1)       DURING PAST 5 YEARS       BY TRUSTEE        HELD BY TRUSTEEE
------------------------            --------------     -----------------------     ----------       -------------------
 Rodric E. Cummins (6/28/57)          Since 2000    Executive Officer and Chief       N/A                   N/A
 2401 Cedar Springs Road                            Investment Officer, Annuity
 Dallas, TX 75201-1407                              Board of the Southern Baptist
 Vice President and Investment                      Convention, 1998 - Present.
 Officer
--------------------------------------------------------------------------------------------------------------------------------
 John R. Jones (12/6/53)              Since 2000    Executive Vice President and      N/A                   N/A
 2401 Cedar Springs Road                            Chief Operating Officer,
 Dallas, TX 75201-1407                              Annuity Board of the Southern
 President                                          Baptist Convention,
                                                    1995 - Present.
--------------------------------------------------------------------------------------------------------------------------------
 Rodney R. Miller (5/23/53)           Since 2000    General Counsel, Legal and        N/A                   N/A
 2401 Cedar Springs Road                            Compliance, Annuity Board of
 Dallas, TX 75201-1407                              the Southern Baptist
 Vice President, Secretary and                      Convention, 1995 - Present.
 Chief Legal Officer
--------------------------------------------------------------------------------------------------------------------------------
 Patricia A. Weiland (8/25/59)        Since 2004    Director, Mutual Funds,           N/A                   N/A
 2401 Cedar Springs Road                            Annuity Board of the Southern
 Dallas, TX 75201-1407                              Baptist Convention,
 Vice President and Chief                           2000 - present; Vice-
 Compliance Officer                                 President, Northern Trust
                                                    Company, 1998 - 2000.


-------------------------------------------------------------------------------------------------------------------------------

(*) The elections of Messrs. George and Mahoney were effective as of September
    16, 2004.

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is elected.

(2) Messrs. Tous Van Nijkerk and Jones serve as trustees and are to be "interested persons" of the Trust as the term is defined in the Investment Company Act of 1940, as amended.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies during the 12-month period ended June 30, 2004 are available without charge, by calling 800-262-0511, by visiting our website at www.absbc.org or by visiting the SEC's website at www.sec.gov.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

In addition to the semi-annual and annual reports that AB Funds Trust delivers to shareholders and makes available through its website, AB Funds Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for each fund's first and third fiscal quarters on Form N-Q. AB Funds Trust does not deliver the schedule for the first and third fiscal quarters to shareholders, however, you may obtain the Form N-Q filings by accessing the SEC's website at www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of this information, upon payment of a fee for duplication, at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

INVESTMENT SUB-ADVISERS (Assets under management as of 12/31/04) (Unaudited) AB Funds Trust employs a broad array of proven investment managers for the benefit of their investors. Each manager is distinctive in their investment management process and business approach.

                                                                                               FIRM       TOTAL ASSETS
FUND                                                      SUB-ADVISER                       ESTABLISHED     MANAGED
----                                  ---------------------------------------------------   -----------   ------------
MONEY MARKET                          BlackRock Institutional Management Corporation           1988         $ 342.0B
LOW-DURATION BOND                     BlackRock Advisors, Inc.                                 1988           342.0B
                                      Pacific Investment Management Company
                                      LLC ("PIMCO")                                            1971           445.7B
                                      Payden & Rygel                                           1984            54.0B
MEDIUM-DURATION BOND                  Goldman Sachs Asset Management                           1984           451.3B
                                      Pacific Investment Management Company
                                      LLC ("PIMCO")                                            1971           445.7B
                                      Western Asset Management Company                         1971           150.4B
EXTENDED-DURATION BOND                Loomis, Sayles & Company, L. P.                          1927            63.1B
                                      STW Fixed Income Management Ltd.                         1977            10.7B
EQUITY INDEX                          Northern Trust Investments, N.A.                         1889           572.0B
VALUE EQUITY                          Barrow, Hanley Mewhinney & Straus, Inc.                  1979            42.4B
                                      Equinox Capital Management, LLC                          1989             6.2B
                                      Northern Trust Investments, N.A.                         1889           572.0B
                                      Numeric Investors L. P.                                  1989             9.5B
GROWTH EQUITY                         RCM Capital Management, LLC                              1970            22.7B
                                      Marsico Capital Management, LLC                          1997            44.0B
                                      Sands Capital Management, Inc.                           1992            11.4B
                                      TCW Investment Management Company                        1971           110.0B
SMALL CAP EQUITY                      Aronson+Johnson+Ortiz, LP                                1984            19.3B
                                      Provident Investment Council, Inc.                       1951             6.0B
                                      TimesSquare Capital Management, Inc.                     2000             5.5B
                                      Northern Trust Investments, N.A.                         1889           572.0B
INTERNATIONAL EQUITY                  Alliance Capital Management, L.P.                        1962             538B
                                      Capital Guardian Trust Company                           1931           169.2B
                                      Mondrian Investment Partners Ltd.                        1990            36.3B
                                      Genesis Asset Managers LLP                               1981            10.8B
                                      Oechsle International Advisors, LLC                      1986            16.3B
                                      Philadelphia International Advisor, L.P.                 1956             5.4B
                                      Walter Scott & Partners Limited                          1983            14.8B
CUSTODIAN FOR AB FUNDS TRUST ASSETS   The Northern Trust Company                               1889            2.6Tr

You should consider the investment objectives, risks, charges and expenses of each investment fund carefully before investing. To obtain a prospectus with this and other information about AB Funds Trust call 1-800-262-0511, visit www.absbc.org or write to AB Funds Trust, 2401 Cedar Springs, Dallas, TX 75201-1498. Read it carefully before you invest. Shares of AB Funds Trust are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

                      [This Page Intentionally Left Blank]

           [AB FUNDS LOGO]

           2401 Cedar Springs Rd., Dallas, TX 75201-1498
           1.800.262.0511 - www.absbc.org



                                    Funds distributed by PFPC Distributors, Inc.
                                                                  760 Moore Road
                                                       King of Prussia, PA 19406

           Serving Those Who Serve the Lord "...with the integrity of our hearts and the skillfulness of our hands." Psalm 78:72
                                                               Rev. 2/05    2233
           8206

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Kevin Mahoney is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $273,550 for 2004 and $259,691 for 2003.

Audit-Related Fees

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $23,000 for 2004 and $23,500 for 2003. In 2004 these fees are for Rule 17f-2 security counts and fees for the issuance of a consent for an additional N-1A filing. In 2003 these fees are for Rule 17f-2 security counts.

Tax Fees

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $56,950 for 2004 and $57,550 for 2003. Tax fees are for excise calculation review and review of US Income Tax Return.

All Other Fees

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2003.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                                 AB FUNDS TRUST

         NON-AUDIT SERVICES PROVIDED TO THE COMPANY, ADVISOR, AND OTHERS

         The Audit Committee shall pre-approve all permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditors, including the fees therefor;

         provided, that if the Committee chooses to delegate the authority to grant pre-approvals to one or more Committee members, each acting on behalf of the Committee, then the Committee shall adopt policies and procedures detailed as to the particular service and designed to safeguard the continued independence of the auditors, consistent with the requirements of the Sarbanes-Oxley Act of 2002 (the "S-O Act") and related SEC regulations, which shall then be used in making such pre-approvals; and, further provided, that each delegated pre-approval shall be reported to the Committee during its next regularly scheduled meeting.

         The pre-approval requirement for a permitted non-audit service may be waived if:

         (1) the aggregate amount of all such non-audit services provided constitutes not more than 5% of the total revenues paid by the Company to the Auditors in the fiscal year in which the non-audit services are provided;

         (2) such services were not recognized by the Company at the time of the engagement to be non-audit services; and

         (3) such services are promptly brought to the attention of, and approved by, the Audit Committee or by a member of the Audit Committee to whom the Committee has delegated the authority to grant such approvals, if any, prior to the Auditors' completion of the Company's audit.

         Additionally, if the Auditors' engagement relates directly to the operations and financial reporting of the Company, to the extent required by Rule 2-01 of Regulation S-X, the Audit Committee shall pre-approve their engagements for non-audit services with:

         (1) the Advisor (excluding any subadviser whose role is primarily portfolio management and is sub-contracted or overseen by the Advisor), and

         (2) any entity controlling, controlled by, or under common control with such Advisor that provides ongoing services to the Company (each, a "Control Entity") in accordance with the foregoing paragraph, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Auditors by the Company, the Advisor and any such Control Entity during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee pursuant to this paragraph (in the absence of this exception). The Auditors may not perform contemporaneously any prohibited non-audit services for the Company, which currently include the following:

1. bookkeeping or other services related to the accounting records or financial statements of the Company;

2.   financial information systems design and implementation;

3. appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

4.   actuarial services;

5.   internal audit outsourcing services;

6.   management functions or human resources;

7.   broker or dealer, investment adviser, or investment banking services;

8.   legal services and expert services unrelated to the audit; and

9. any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                      (b) 100%

                      (c) 100%

                      (d) Not applicable.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0% (zero).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $79,950 for 2004 and $81,050 for 2003.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        AB Funds Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ John R. Jones
                         -------------------------------------------------------
                           John R. Jones, President
                           (principal executive officer)

Date              February 23, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John R. Jones
                         -------------------------------------------------------
                           John R. Jones, President
                           (principal executive officer)

Date              February 23, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jeffrey P. Billinger
                         -------------------------------------------------------
                           Jeffrey P. Billinger, Vice President and Treasurer (principal financial officer)

Date              February 23, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.